          As filed with the Securities and Exchange Commission on April 13, 2005

                                            1933 Act Registration No. 333-68842

                                            1940 Act Registration No. 811-03214
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 7 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 58 /X/

                  Lincoln National Variable Annuity Account C
                           (Exact Name of Registrant)

                             Multi-Fund (Reg. TM) 5

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/x/  on May 1, 2005, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on _________________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   Lincoln National Variable Annuity Account C

                                 Multi-Fund(R) 5

                 Supplement to the Prospectus Dated May 1, 2005

                              Exchange Credit Rider

This Supplement describes certain changes to the Prospectus for the Multi-Fund(R) 5 Variable Annuity Contract (Multi-Fund(R) 5) offered through Lincoln National Variable Annuity Account C. This Supplement is only applicable to those variable annuity contractowners who elect to purchase a Multi-Fund(R) 5 contract under the Special Purchase Plan (the "Plan"). This Plan may only be offered to certain classes of contractowners.

If you purchase a Multi-Fund(R) 5 contract under the Plan, you will receive the product described in the Multi-Fund(R) 5 prospectus. In addition, we will credit an immediate bonus equal to 2% on the contract value from your Multi-Fund(R) 2, 3 or 4 contract that is exchanged for the Multi-Fund(R) 5 contract. The bonus will be credited on the valuation date the exchange occurs. We will allocate the bonus credit to the subaccounts and/or fixed account in the same percentages as the current contract value is allocated under the Multi-Fund(R) 2, 3 or 4 contract.

By choosing to purchase a new Multi-Fund(R)5 contract, you will be subject to new surrender charges as follows:

                                       Number of complete contract years that a
                                       purchase payment has been invested
                                       -----------------------------------------
                                       Less than      At least
                                       1 year         1  2   3   4   5   6  7+
Surrender charge as a percentage
 of the surrendered or withdrawn
 purchase payments                     7%             6  5   4   3   2   1  0

Surrender charges are further discussed in the Multi-Fund(R) 5 Prospectus. The contract value from your Multi-Fund(R) 2, 3 or 4 contract will be applied as an initial purchase payment under the Multi-Fund(R) 5 contract, and your Multi-Fund(R) 2, 3 or 4 contract will terminate. Any surrender charges remaining on your Multi-Fund(R) 2, 3 or 4 contract will be waived upon the purchase of the Multi-Fund(R) 5 contract. The initial purchase payment will be allocated among the Multi-Fund(R) 5 contract investment options in the same manner as your current contract value allocation under the Multi-Fund(R) 2, 3 or 4 contract.

Note: It is important to understand that Multi-Fund(R) 5 has different death benefit arrangements than the Multi-Fund(R) 2, 3 or 4 contracts. In addition, the death benefits may be received by different people under the two types of contracts. Please study the Multi-Fund(R) 5 Prospectus and contract and discuss both with your registered representative to make sure Multi-Fund(R) 5 is suitable for you, given your planning and investment needs, financial status, and retirement goals. Also, note that under Multi-Fund(R) 5, only one joint owner is allowed. If you have multiple joint owners under your Multi-Fund(R) 2, 3 or 4 contract, you should consult with your tax adviser to understand the implications of changing from Multi-Fund(R) 2, 3 or 4 to Multi-Fund(R) 5.

This Plan is available to contractowners with surrender charges of 2% or less of the contract value under the Multi-Fund(R) 2, 3 or 4 contract. This Plan is only available for contracts sold in the nonqualified or IRA markets (excluding SEP and SARSEP markets) and to those contracts in which the contractowner, joint owner, and annuitant are under age 76.

You may cancel the Multi-Fund(R) 5 contract for any reason within ten days (in some states longer) of receipt of the contract in accordance with the terms of the return privilege discussed in the Multi-Fund(R) 5 Prospectus. Depending on the state your contract was written in, you may assume the investment risk on any value in the subaccounts during this period. Upon cancellation, the contract value or initial purchase payment will be returned to the Multi-Fund(R) 2, 3 or 4 contract, and no surrender charges will be assessed under the Multi-Fund(R) 5 contract. However, any surrender charges previously waived on the Multi-Fund(R) 2, 3 or 4 contract will be reimposed. We will revoke any bonus credits credited to your contract value if you select to cancel this contract, however, we will assume the risk of investment loss on the bonus credits. We will also re-credit the mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits.

Please keep this Supplement with your Multi-Fund(R) 5 Prospectus and retain it for future reference.

Multi-Fund (Reg. TM) 5
Lincoln National Variable Annuity Account C Individual Variable Annuity
Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802-7866
1-800-4LINCOLN (454-6265)
www.LincolnRetirement.com

This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $25,000 . Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. Purchase payments allocated to any subaccount or to the fixed side of the contract must be at least $300.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at anytime. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account.

All purchase payments, any applicable bonus credits and persistency credits, for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account C (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

When you purchase your contract, you must choose one of the following contract options, each of which has different mortality and expense risk charges and surrender charges:

1. Contract Value Death Benefit;

2. Enhanced Guaranteed Minimum Death Benefit (EGMDB);

3. EGMDB with Bonus Credit; or

4. EEB Rider with Bonus Credit.

The available funds are listed below:

AIM Variable Insurance Funds (Series I):
     AIM V.I. International Growth Fund**
     AIM V.I. Premier Equity Fund**

AllianceBernstein Variable Products Series Fund:
   AllianceBernstein Small/Mid Cap Value Portfolio (Class A)
     (formerly AllianceBernstein Small Cap Value)
   AllianceBernstein Global Technology Portfolio (Class B)
     (formerly AllianceBernstein Technology)

American Century Investments Variable Products (Class 2):
     American Century Investments VP Inflation Protection Fund

American Funds Insurance SeriesSM (Class 2):

     American Funds Global Growth Fund

     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund

                                                                               1


Delaware VIP Trust:
     Delaware VIP Capital Reserves Series (Service Class)*
     Delaware VIP Diversified Income Series (Service Class)
     Delaware VIP Emerging Markets Series (Service Class)

     Delaware VIP REIT Series (Standard Class)
     Delaware VIP Small Cap Value Series (Service Class)

     Delaware VIP Trend Series (Standard Class)
   Delaware VIP Value Series (Standard Class)
     (formerly Delaware VIP Large Cap Value)

Fidelity (Reg. TM) Variable Insurance Products (Service Class):
     Fidelity (Reg. TM) Contrafund Portfolio
     Fidelity (Reg. TM) Growth Portfolio

     Fidelity (Reg. TM) Mid Cap Portfolio*
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Templeton Global Income Securities Fund*
Janus Aspen Series (Institutional Class):

     Janus Aspen Wordwide Growth Portfolio**
Lincoln Variable Insurance Products Trust (Standard Class):
     Lincoln VIP Aggressive Growth Fund
     Lincoln VIP Bond Fund

     Lincoln VIP Capital Appreciation Fund
     Lincoln VIP Core Fund*

     Lincoln VIP Equity Income

     Lincoln VIP Global Asset Allocation Fund
     Lincoln VIP Growth Fund*

     Lincoln VIP Growth and Income Fund
     Lincoln VIP International Fund
     Lincoln VIP Managed Fund
     Lincoln VIP Money Market Fund
     Lincoln VIP Social Awareness Fund

     Lincoln VIP Special Opportunities Fund
Lincoln Variable Insurance Products Trust (Service Class):
     Lincoln VIP Growth Opportunities Fund*
     Lincoln VIP Conservative Profile Fund*
     Lincoln VIP Moderate Profile Fund*
     Lincoln VIP Moderately Aggressive Profile Fund*
     Lincoln VIP Aggressive Profile Fund*


MFS (Reg. TM) Variable Insurance TrustSM (Initial Class):

     MFS (Reg. TM) Capital Opportunities Series***

     MFS (Reg. TM) Total Return Series
     MFS (Reg. TM) Utilities Series
Neuberger Berman Advisers Management Trust:
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
Putnam Variable Trust (Class IB):
     Putnam VT Health Sciences Fund**
Scudder Investment VIT Funds (Class A):
     Scudder VIT Equity 500 Index Fund
     Scudder VIT Small Cap Index Fund

Wells Fargo Variable Trust Funds (Service Class):
   Advantage Equity Income Fund
     (formerly Equity Income)
   Advantage Large Company Growth Fund
     (formerly Large Company Growth)
   Advantage Small Cap Growth Fund
     (formerly Small Cap Growth)

* These funds will be available for allocations of purchase payments or contract value on or around June 6, 2005. Check with your investment representative regarding availability.

** These funds will not be offered in contracts issued on or after May 24, 2004.
*** These funds will not be offered in contracts issued on or after June 6, 2005.


This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-800-4LINCOLN (454-6265). The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2005


2

Table of Contents



Item                                                                      Page
Special terms                                                              4
Expense tables                                                             5
Summary of common questions                                                9
The Lincoln National Life Insurance Company                               11
Variable annuity account (VAA)                                            11
Investments of the variable annuity account                               12
Charges and other deductions                                              17
The contracts                                                             20
 Purchase payments                                                        21
 Bonus credits                                                            21
 Persistency credits                                                      22
 Transfers on or before the annuity commencement date                     23
 Death benefit                                                            25
 Lincoln SmartSecuritySM Advantage                                        29
 Surrenders and withdrawals                                               32
 Distribution of the contracts                                            33
 i4LIFE (Reg. TM) Advantage                                               34
 Annuity payouts                                                          38
 Fixed side of the contract                                               39
Federal tax matters                                                       40
Additional information                                                    44
 Voting rights                                                            44
 Return privilege                                                         44
 Other information                                                        45
 Legal proceedings                                                        45
Statement of Additional Information
Table of Contents for Lincoln National Variable Annuity Account C         46
Appendix A - Condensed financial information                              A-1


                                                                               3

Special terms
In this prospectus, the following terms have the indicated meanings:

Account or variable annuity account (VAA) - The segregated investment account, Account C, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.


Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.


Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Bonus Credit - The additional amount credited to the contract for each purchase payment, if you elect a contract option that offers bonus credits.
Contract option - The type of contract you choose at the time of purchase. Four types of contract options are offered under the contract: (1) Contract Value Death Benefit; (2) EGMDB; (3) EGMDB with Bonus Credit; and (4) EEB Rider with Bonus Credit.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The contracts - Death benefit for a description of the various death benefit options.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.

Persistency credit - The additional amount credited to the contract after the seventh contract anniversary, if you elect a contract option that offers bonus credits.

Purchase payments - Amounts paid into the contract other than any applicable bonus credits and persistency credits.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.


Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.



4

Expense tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.

Contractowner Transaction Expenses:


  o        Surrender charge (as a percentage of purchase payments surrendered/withdrawn):        8.0%*

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and other deductions - Surrender charge.



The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):



o        Mortality and expense risk charge
o        Administrative charge
o        Total annual charge for each
         subaccount



         Contract Value Death Benefit        EGMDB        EGMDB with Bonus Credit        EEB with Bonus Credit
         ------------------------------      -------      -------------------------      ----------------------
o                    0.85%                   1.15%                 1.60%                         1.80%
o                    0.15%                   0.15%                 0.15%                         0.15%
                     ----                    ----                   ----                          ----
o
                     1.00%                   1.30%                 1.75%                         1.95%


Optional Rider Charges:




                                            Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                          Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                 Step-Up option                     Step-Up option
                                         -----------------------------      -----------------------------
Guaranteed maximum annual
percentage charge*                                  0.95%                               1.50%
Current annual percentage charge*                   0.45%                               0.65%



*The annual percentage charge is assessed against the Guaranteed Amount as adjusted for purchase payments, step-ups and withdrawals. See Charges and other deductions for further information.


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2004. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.




                                                      Minimum        Maximum
                                                     ---------      --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):           0.29%          4.13%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):         0.29%          1.75%



* Seventeen (17) of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2006.


The following table shows the expenses charged by each fund for the year ended
   December 31, 2004:

(as a percentage of each fund's average net assets):



                                                                   Management                    12b-1 Fees
                                                                  Fees (before                   (before any
                                                                  any waivers/                    waivers/
                                                                 reimbursements)      +        reimbursements)
AIM V.I. International Growth Fund (Series I)                    0.74        %                 0.00        %
AIM V.I. Premier Equity Fund (Series I)                          0.61                          0.00
AllianceBernstein Small/Mid Cap Value Portfolio (Class A)        0.75                          0.00
AllianceBernstein Global Technology Portfolio (Class B)          0.75                          0.25



                                                                          Other Expenses                Total Expenses
                                                                            (before any                   (before any
                                                                             waivers/                      waivers/
                                                                 +        reimbursements)      =        reimbursements)
AIM V.I. International Growth Fund (Series I)                             0.40        %                 1.14        %
AIM V.I. Premier Equity Fund (Series I)                                   0.30                          0.91
AllianceBernstein Small/Mid Cap Value Portfolio (Class A)                 0.11                          0.86
AllianceBernstein Global Technology Portfolio (Class B)                   0.13                          1.13



                                                                                   Total
                                                                   Total          Expenses
                                                                 Contractua
                                                                     al          Contractua
                                                                  waivers/           al
                                                                 reimbursem
                                                                   ments         reimbursem
                                                                  (if any)         ments)
AIM V.I. International Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
AllianceBernstein Small/Mid Cap Value Portfolio (Class A)
AllianceBernstein Global Technology Portfolio (Class B)


                                                                               5



                                                                                 Management
                                                                                Fees (before
                                                                                any waivers/
                                                                               reimbursements)      +
American Century Investments VP Inflation Protection Fund (Cl 2)               0.50        %
American Funds Global Growth (Class 2) (1)                                     0.61
American Funds Growth Fund (Class 2) (1)                                       0.35
American Funds Growth-Income Fund (Class 2) (1)                                0.29
American Funds International Fund (Class 2) (1)                                0.54
Delaware VIP Capital Reserves Series (Service Class) (2)*                      0.50
Delaware VIP Diversified Income Series (Service Class) (3)                     0.65
Delaware VIP Emerging Markets Series (Service Class) (4)                       1.25
Delaware VIP Value Series (Standard class) (5)                                 0.65
Delaware VIP REIT Series (Standard class) (6)                                  0.74
Delaware VIP Small Cap Value Series (Service class) (7)                        0.74
Delaware VIP Trend Series (Standard class) (6)                                 0.74
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class) (8)                0.57
Fidelity (Reg. TM) VIP Growth Portfolio (Service class) (8)                    0.58
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class) (8)*                  0.57
FTVIPT Templeton Global Income Securities Fund (Class 2)*                      0.62
Janus Aspen Worldwide Growth Portfolio (Institutional class)                   0.60
Lincoln VIP Aggressive Growth Fund (Standard class)                            0.74
Lincoln VIP Bond Fund (Standard class)                                         0.36
Lincoln VIP Capital Appreciation Fund (Standard class) (15)                    0.74
Lincoln VIP Core Fund (Standard Class) (9)*                                    0.69
Lincoln VIP Equity-Income Fund (Standard class) (16)                           0.73
Lincoln VIP Global Asset Allocation Fund (Standard class)                      0.74
Lincoln VIP Growth Fund (Standard Class) (9)*                                  0.74
Lincoln VIP Growth and Income Fund (Standard class)                            0.33
Lincoln VIP Growth Opportunities Fund (Service Class) (9)*                     0.99
Lincoln VIP International Fund (Standard class)                                0.82
Lincoln VIP Managed Fund (Standard class)                                      0.40
Lincoln VIP Money Market Fund (Standard class)                                 0.44
Lincoln VIP Social Awareness Fund (Standard class)                             0.35
Lincoln VIP Special Opportunities Fund (Standard class)                        0.40
Lincoln VIP Conservative Profile Fund (Service Class) (10)*                    0.25
Lincoln VIP Moderate Profile Fund (Service Class) (10)*                        0.25
Lincoln VIP Moderately Aggressive Profile Fund (Service Class) (10)*           0.25
Lincoln VIP Aggressive Profile Fund (Service Class) (10)*                      0.25
MFS (Reg. TM) VIT Capital Opportunities Series (Initial class) (11)(12)        0.75
MFS (Reg. TM) VIT Total Return Series (Initial class) (12)                     0.75
MFS (Reg. TM) VIT Utilities Series (Initial class) (12)                        0.75
Neuberger Berman AMT Mid-Cap Growth Portfolio                                  0.84
Neuberger Berman AMT Regency Portfolio                                         0.85
Putnam VT Health Sciences Fund (Class IB)                                      0.70
Scudder VIT Equity 500 Index Fund (Class A)                                    0.20
Scudder VIT Small Cap Index Fund (Class A) (13)                                0.35
Wells Fargo VTF Advantage Equity Income Fund (Service class) (14)              0.55



                                                                                 12b-1 Fees                  Other Expenses
                                                                                 (before any                   (before any
                                                                                  waivers/                      waivers/
                                                                               reimbursements)      +        reimbursements)
American Century Investments VP Inflation Protection Fund (Cl 2)               0.25        %                 0.00        %
American Funds Global Growth (Class 2) (1)                                     0.25                          0.04
American Funds Growth Fund (Class 2) (1)                                       0.25                          0.01
American Funds Growth-Income Fund (Class 2) (1)                                0.25                          0.02
American Funds International Fund (Class 2) (1)                                0.25                          0.05
Delaware VIP Capital Reserves Series (Service Class) (2)*                      0.30                          0.12
Delaware VIP Diversified Income Series (Service Class) (3)                     0.30                          0.33
Delaware VIP Emerging Markets Series (Service Class) (4)                       0.30                          0.38
Delaware VIP Value Series (Standard class) (5)                                 0.00                          0.10
Delaware VIP REIT Series (Standard class) (6)                                  0.00                          0.10
Delaware VIP Small Cap Value Series (Service class) (7)                        0.30                          0.09
Delaware VIP Trend Series (Standard class) (6)                                 0.00                          0.10
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class) (8)                0.10                          0.11
Fidelity (Reg. TM) VIP Growth Portfolio (Service class) (8)                    0.10                          0.10
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class) (8)*                  0.10                          0.14
FTVIPT Templeton Global Income Securities Fund (Class 2)*                      0.25                          0.16
Janus Aspen Worldwide Growth Portfolio (Institutional class)                   0.00                          0.03
Lincoln VIP Aggressive Growth Fund (Standard class)                            0.00                          0.17
Lincoln VIP Bond Fund (Standard class)                                         0.00                          0.06
Lincoln VIP Capital Appreciation Fund (Standard class) (15)                    0.00                          0.07
Lincoln VIP Core Fund (Standard Class) (9)*                                    0.00                          2.90
Lincoln VIP Equity-Income Fund (Standard class) (16)                           0.00                          0.07
Lincoln VIP Global Asset Allocation Fund (Standard class)                      0.00                          0.29
Lincoln VIP Growth Fund (Standard Class) (9)*                                  0.00                          2.89
Lincoln VIP Growth and Income Fund (Standard class)                            0.00                          0.04
Lincoln VIP Growth Opportunities Fund (Service Class) (9)*                     0.25                          2.89
Lincoln VIP International Fund (Standard class)                                0.00                          0.16
Lincoln VIP Managed Fund (Standard class)                                      0.00                          0.09
Lincoln VIP Money Market Fund (Standard class)                                 0.00                          0.09
Lincoln VIP Social Awareness Fund (Standard class)                             0.00                          0.06
Lincoln VIP Special Opportunities Fund (Standard class)                        0.00                          0.07
Lincoln VIP Conservative Profile Fund (Service Class) (10)*                    0.25                          2.27
Lincoln VIP Moderate Profile Fund (Service Class) (10)*                        0.25                          1.55
Lincoln VIP Moderately Aggressive Profile Fund (Service Class) (10)*           0.25                          1.36
Lincoln VIP Aggressive Profile Fund (Service Class) (10)*                      0.25                          1.67
MFS (Reg. TM) VIT Capital Opportunities Series (Initial class) (11)(12)        0.00                          0.13
MFS (Reg. TM) VIT Total Return Series (Initial class) (12)                     0.00                          0.08
MFS (Reg. TM) VIT Utilities Series (Initial class) (12)                        0.00                          0.14
Neuberger Berman AMT Mid-Cap Growth Portfolio                                  0.00                          0.08
Neuberger Berman AMT Regency Portfolio                                         0.00                          0.19
Putnam VT Health Sciences Fund (Class IB)                                      0.25                          0.15
Scudder VIT Equity 500 Index Fund (Class A)                                    0.00                          0.09
Scudder VIT Small Cap Index Fund (Class A) (13)                                0.00                          0.13
Wells Fargo VTF Advantage Equity Income Fund (Service class) (14)              0.25                          0.23



                                                                                                                  Total
                                                                                        Total Expenses         Contractual
                                                                                          (before any            waivers/
                                                                                           waivers/           reimbursements
                                                                               =        reimbursements)          (if any)
American Century Investments VP Inflation Protection Fund (Cl 2)                        0.75        %
American Funds Global Growth (Class 2) (1)                                              0.90
American Funds Growth Fund (Class 2) (1)                                                0.61
American Funds Growth-Income Fund (Class 2) (1)                                         0.56
American Funds International Fund (Class 2) (1)                                         0.84
Delaware VIP Capital Reserves Series (Service Class) (2)*                               0.92                 -0.05        %
Delaware VIP Diversified Income Series (Service Class) (3)                              1.28                 -0.23
Delaware VIP Emerging Markets Series (Service Class) (4)                                1.93                 -0.18
Delaware VIP Value Series (Standard class) (5)                                          0.75
Delaware VIP REIT Series (Standard class) (6)                                           0.84
Delaware VIP Small Cap Value Series (Service class) (7)                                 1.13                 -0.05
Delaware VIP Trend Series (Standard class) (6)                                          0.84
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class) (8)                         0.78
Fidelity (Reg. TM) VIP Growth Portfolio (Service class) (8)                             0.78
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class) (8)*                           0.81
FTVIPT Templeton Global Income Securities Fund (Class 2)*                               1.03
Janus Aspen Worldwide Growth Portfolio (Institutional class)                            0.63
Lincoln VIP Aggressive Growth Fund (Standard class)                                     0.91
Lincoln VIP Bond Fund (Standard class)                                                  0.42
Lincoln VIP Capital Appreciation Fund (Standard class) (15)                             0.81                 -0.13
Lincoln VIP Core Fund (Standard Class) (9)*                                             3.59                 -2.75
Lincoln VIP Equity-Income Fund (Standard class) (16)                                    0.80                 -0.04
Lincoln VIP Global Asset Allocation Fund (Standard class)                               1.03
Lincoln VIP Growth Fund (Standard Class) (9)*                                           3.63                 -2.77
Lincoln VIP Growth and Income Fund (Standard class)                                     0.37
Lincoln VIP Growth Opportunities Fund (Service Class) (9)*                              4.13                 -2.70
Lincoln VIP International Fund (Standard class)                                         0.98
Lincoln VIP Managed Fund (Standard class)                                               0.49
Lincoln VIP Money Market Fund (Standard class)                                          0.53
Lincoln VIP Social Awareness Fund (Standard class)                                      0.41
Lincoln VIP Special Opportunities Fund (Standard class)                                 0.47
Lincoln VIP Conservative Profile Fund (Service Class) (10)*                             2.77                 -1.53
Lincoln VIP Moderate Profile Fund (Service Class) (10)*                                 2.05                 -0.74
Lincoln VIP Moderately Aggressive Profile Fund (Service Class) (10)*                    1.86                 -0.47
Lincoln VIP Aggressive Profile Fund (Service Class) (10)*                               2.17                 -0.73
MFS (Reg. TM) VIT Capital Opportunities Series (Initial class) (11)(12)                 0.88
MFS (Reg. TM) VIT Total Return Series (Initial class) (12)                              0.83
MFS (Reg. TM) VIT Utilities Series (Initial class) (12)                                 0.89
Neuberger Berman AMT Mid-Cap Growth Portfolio                                           0.92
Neuberger Berman AMT Regency Portfolio                                                  1.04
Putnam VT Health Sciences Fund (Class IB)                                               1.10
Scudder VIT Equity 500 Index Fund (Class A)                                             0.29
Scudder VIT Small Cap Index Fund (Class A) (13)                                         0.48                 -0.03
Wells Fargo VTF Advantage Equity Income Fund (Service class) (14)                       1.03                 -0.03



                                                                               Total Expenses
                                                                                   (after
                                                                                Contractual
                                                                                  waivers/
                                                                               reimbursements
                                                                                     s)
American Century Investments VP Inflation Protection Fund (Cl 2)
American Funds Global Growth (Class 2) (1)
American Funds Growth Fund (Class 2) (1)
American Funds Growth-Income Fund (Class 2) (1)
American Funds International Fund (Class 2) (1)
Delaware VIP Capital Reserves Series (Service Class) (2)*                      0.87        %
Delaware VIP Diversified Income Series (Service Class) (3)                     1.05
Delaware VIP Emerging Markets Series (Service Class) (4)                       1.75
Delaware VIP Value Series (Standard class) (5)
Delaware VIP REIT Series (Standard class) (6)
Delaware VIP Small Cap Value Series (Service class) (7)                        1.08
Delaware VIP Trend Series (Standard class) (6)
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class) (8)
Fidelity (Reg. TM) VIP Growth Portfolio (Service class) (8)
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class) (8)*
FTVIPT Templeton Global Income Securities Fund (Class 2)*
Janus Aspen Worldwide Growth Portfolio (Institutional class)
Lincoln VIP Aggressive Growth Fund (Standard class)
Lincoln VIP Bond Fund (Standard class)
Lincoln VIP Capital Appreciation Fund (Standard class) (15)                    0.68
Lincoln VIP Core Fund (Standard Class) (9)*                                    0.84
Lincoln VIP Equity-Income Fund (Standard class) (16)                           0.76
Lincoln VIP Global Asset Allocation Fund (Standard class)
Lincoln VIP Growth Fund (Standard Class) (9)*                                  0.86
Lincoln VIP Growth and Income Fund (Standard class)
Lincoln VIP Growth Opportunities Fund (Service Class) (9)*                     1.43
Lincoln VIP International Fund (Standard class)
Lincoln VIP Managed Fund (Standard class)
Lincoln VIP Money Market Fund (Standard class)
Lincoln VIP Social Awareness Fund (Standard class)
Lincoln VIP Special Opportunities Fund (Standard class)
Lincoln VIP Conservative Profile Fund (Service Class) (10)*                    1.24
Lincoln VIP Moderate Profile Fund (Service Class) (10)*                        1.31
Lincoln VIP Moderately Aggressive Profile Fund (Service Class) (10)*           1.39
Lincoln VIP Aggressive Profile Fund (Service Class) (10)*                      1.44
MFS (Reg. TM) VIT Capital Opportunities Series (Initial class) (11)(12)
MFS (Reg. TM) VIT Total Return Series (Initial class) (12)
MFS (Reg. TM) VIT Utilities Series (Initial class) (12)
Neuberger Berman AMT Mid-Cap Growth Portfolio
Neuberger Berman AMT Regency Portfolio
Putnam VT Health Sciences Fund (Class IB)
Scudder VIT Equity 500 Index Fund (Class A)
Scudder VIT Small Cap Index Fund (Class A) (13)                                0.45
Wells Fargo VTF Advantage Equity Income Fund (Service class) (14)              1.00


6



                                                                          Management                    12b-1 Fees
                                                                         Fees (before                   (before any
                                                                         any waivers/                    waivers/
                                                                        reimbursements)      +        reimbursements)
Wells Fargo VTF Advantage Large Company Growth Fund (Service
 class) (14)                                                            0.55        %                 0.25        %
Wells Fargo VTF Advantage Small Cap Growth Fund (Service class)
 (14)                                                                   0.75                          0.25



                                                                                 Other Expenses
                                                                                   (before any
                                                                                    waivers/
                                                                        +        reimbursements)      =
Wells Fargo VTF Advantage Large Company Growth Fund (Service
 class) (14)                                                                     0.25        %
Wells Fargo VTF Advantage Small Cap Growth Fund (Service class)
 (14)                                                                            0.24



                                                                                                  Total
                                                                        Total Expenses         Contractual
                                                                          (before any            waivers/
                                                                           waivers/           reimbursements
                                                                        reimbursements)          (if any)
Wells Fargo VTF Advantage Large Company Growth Fund (Service
 class) (14)                                                            1.05        %        -0.05        %
Wells Fargo VTF Advantage Small Cap Growth Fund (Service class)
 (14)                                                                   1.24                 -0.04



                                                                        Total Expenses
                                                                            (after
                                                                         Contractual
                                                                           waivers/
                                                                        reimbursements
                                                                              s)
Wells Fargo VTF Advantage Large Company Growth Fund (Service
 class) (14)                                                            1.00        %
Wells Fargo VTF Advantage Small Cap Growth Fund (Service class)
 (14)                                                                   1.20



(1) The Series' investment adviser began voluntarily waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in the Series' Prospectus and in the audited financial statements in the Series' annual report.

(2) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(3) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.98%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(4) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.50%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.50%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(5) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.75% for the fiscal year 2005.Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.80%. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinately.

(6) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%.

(7) For the period May 1, 2002 through April 30, 2005, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.95%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25%.

(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with a fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.76% Contrafund and 0.78% Mid Cap.

(9) The "other expenses" are based on estimated expenses for the current fiscal year. Lincoln Life has contractually agreed to reimburse the fund to the extent that the Total Annual Operating Expenses exceed 0.84% Core, 0.86% Growth and 1.43% Growth Opportunities. The Agreement will continue at least through September 1, 2006 , and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the fund.

10) The Other Expenses are based on estimates for the current fiscal year. Other Expenses reflects the expenses of the underlying funds invested in by the Lincoln Profile Funds (Conservative 0.69%; Moderate 0.76%; Moderately Aggressive 0.84%; Aggressive 0.89%) as well as the expenses of the particular Profile Fund (Conservative 1.58%; Moderate 0.79%; Moderately Aggressive 0.52%; Aggressive 0.78%) Lincoln Life has contractually agreed to reimburse each Profile Fund to the extent that the Total Expenses (excluding underlying fund fees and expenses) exceed 0.55%. The Agreement will continue at least through September 1, 2006 and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the fund. Underlying fund fees and expenses are incurred indirectly by each Profile fund as a result of investment in shares of one or more underlying funds. These expenses are estimated based on the target allocation among the underlying funds and are provided to show you an estimate of the expenses attributable to each Profile Fund. Each Profile Fund's expense ratio will vary based on the actual allocation to the underlying funds.

(11) MFS has contractually agreed, subject to reimbursement to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described in Footnote 12), do not exceed 0.15% annually. .This expense limitation arrangement excludes management fees, taxes extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this arrangement.



                                                                               7


(12) Each series has a voluntary expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. This arrangement can be discontinued at anytime. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for each series and would equal0.88% Utilities and 0.82% Total Return. There were no fee reductions for the Capital OpportunitiesSeries.

(13) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent havecontractually agreed for the one year period commencing on May 1, 2005 to limit their respective fees and to reimburse other expenses to the extent necessary to limit totalexpenses to0.45%.

(14) Expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. The adviser has committed through April 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

(15) Effective May 1, 2005, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.15% of the first $100,000,000 of average daily net assets of the Fund; 0.10% of the next $150,000,000 of average daily net assets of the Fund; 0.15% of the next $250,000,000 of average daily net assets of the Fund; 0.10% of the next $250,000,000 of average daily net assets of the Fund; 0.15% of the next $750,000,000 of the average daily net assets of the Fund; and 0.20% of the excess over $1,500,000,000 of average daily net assets of the Fund. If the fee waiver had been in effect in 2004, it would have resulted in a reduction of 0.13% of the management fee. The fee waiver will continue at least through April 30, 2006, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

(16) Effective May 1, 2005, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.0% on the first $250,000,000 of average daily net assets of the Fund; 0.05% on the next $500,000,000 of average daily net assets of the Fund; and 0.10% on the excess over $750,000,000 of average daily net assets of the Fund. If the fee waiver had been in effect in 2004, it would have resulted in a reduction of 0.04% of the management fee. This waiver will continue at least through April 30, 2006, and renew automatically for one-year terms unless the adviser provides writtten notice of termination to the Fund.



For information concerning compensation paid for the sale of the contracts, see Distribution of the contracts.


8

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB with bonus credit and Lincoln SmartSecuritySM Advantage - 1 Year Step-up option are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:



   1 year         3 years        5 years        10 years
-----------      ---------      ---------      ---------
   $1,470         $2,590         $3,684         $6,412


2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year        3 years        5 years        10 years
--------      ---------      ---------      ---------
   $670        $1,990         $3,284         $6,412


For more information, see Charges and other deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Bonus credits and persistency credits are not included. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts - i4LIFE (Reg. TM) Advantage including the Guaranteed Income Benefit Rider and Annuity payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.



Summary of common questions
What kind of contract am I buying? It is an individual variable and/or fixed annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. Please check with your investment representative regarding their availability.

At the time you purchase the contract, you must choose one of the following contract options offered under the contract:

1. Contract Value Death Benefit;

2. EGMDB;

3. EGMDB with Bonus Credit; or

4. EEB Rider with Bonus Credit.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments, any applicable bonus credits and persistency credits, to buy shares in one or more of the investment options. See Investments of the variable annuity account - Description of the funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account - Description of the funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you may receive applicable bonus credits and you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.0% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions-Surrender charge.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.


                                                                               9

We apply a charge to the daily net asset value of the VAA and those charges are:


o        Mortality and expense risk charge
o        Administrative charge
o        Total annual charge for each
         subaccount



         Contract Value Death Benefit        EGMDB        EGMDB with Bonus Credit        EEB with Bonus Credit
         ------------------------------      -------      -------------------------      ----------------------
o                    0.85%                   1.15%                 1.60%                         1.80%
o                    0.15%                   0.15%                 0.15%                         0.15%
                     ----                    ----                   ----                          ----
o
                     1.00%                   1.30%                 1.75%                         1.95%


Additional optional rider:




                                                    Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                                  Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                         Step-up Option                     Step-up Option
                                                 -----------------------------      -----------------------------
o        Guaranteed maximum annual
         percentage charge                                  0.95%                               1.50%
o        Current annual percentage charge                   0.45%                               0.65%



See Charges and other deductions.


The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed side of the contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The contracts and Annuity payouts.

For information about the compensation we pay for sales of contracts, see The contracts - Distribution of the contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts - Purchase payments.

What is a bonus credit and a persistency credit? If you choose a contract option that offers bonus credits, when purchase payments are made, we will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is 3% of the purchase payment, as defined in this prospectus. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments. See The contracts - Bonus credits.

An annual persistency credit of 0.45% of contract value less purchase payments that have been in the contract less than seven years will be credited on a quarterly basis after the seventh anniversary. See The contracts - Persistency credits.

Certain contract options have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. During the surrender charge period, the amount of bonus credit may be more than offset by higher surrender charges associated with the bonus credit. After the seventh contract anniversary, the persistency credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your financial adviser and determine which contract option is most appropriate for you.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts - Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg.
TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts - Death benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The contracts - Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.


10


What is the Lincoln SmartSecuritySM Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment and any corresponding bonus credit (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. There are two options available to reset the Guaranteed Amount to the current contract value. See The contracts - Lincoln SmartSecuritySM Advantage.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts-Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.


Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any applicable bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return privilege.

Where may I find more information about accumulation unit values? The Appendix to this prospectus provides more information about accumulation unit values.



Investment results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.



Financial statements
The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-4LINCOLN (454-6265).



The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.




Variable annuity account (VAA)
On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other


                                                                              11

annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits. Similarly, different contract options have different charges, which may affect subaccount performance.



Investments of the variable annuity account
You decide the subaccount(s) to which you allocate purchase payments. Applicable bonus credits are allocated to the subaccounts at the same time and at the same percentages as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers


As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Administrative, Marketing and Support Service Fees

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.36%, and as of the date of this prospectus, we were receiving compensation from each fund family. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affilitiates amounts to participate in sales meetings.

The AllianceBernstein, American Funds, American Century, Delaware, Fidelity, Franklin Templeton, Lincoln, Putnam and Wells Fargo Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.30% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.


We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Following are brief summaries of the fund description. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.


12



 FUND NAME                        FUND DESCRIPTION                       MANAGER
AIM V.I. International           Long-term growth                       AIM Advisors, Inc.
Growth Fund
 AIM V.I. Premier Equity          Long-term growth                       AIM Advisors, Inc.
Fund
AllianceBernstein                Long-term growth                       Alliance Capital
Small/Mid Cap Value                                                     Management, L.P.
Portfolio
 AllianceBernstein Global         Maximum capital appreciation           Alliance Capital
Technology Portfolio                                                    Management, L.P.
American Century                 Inflation protection                   American Century
Investments VP
Inflation Protection
Fund
 American Funds Growth            Long-term growth                       Capital Research and
Fund                                                                    Management Company
American Funds                   Growth and income                      Capital Research and
Growth-Income Fund                                                      Management Company
 American Funds                   Long-term growth                       Capital Research and
International Fund                                                      Management Company
American Funds Global            Long-term growth                       Capital Research and
Growth Fund                                                             Management Company
 Delaware VIP Capital             Current income                         Delaware Management
Reserves Series                                                         Company
Delaware VIP REIT                Total return                           Delaware Management
Series                                                                  Company
 Delaware VIP Small Cap           Capital appreciation                   Delaware Management
Value Series                                                            Company
Delaware VIP Trend               Capital appreciation                   Delaware Management
Series                                                                  Company
 Delaware VIP                     Total return                           Delaware Management
Diversified Income                                                      Company
Series
Delaware VIP Emerging            Capital appreciation                   Delaware Management
Markets Series                                                          Company Sub-advised
                                                                        by Mondrian
                                                                        Investment Partners
                                                                        Limited
 Delaware VIP Value               Long-term capital appreciation         Delaware Management
Series                                                                  Company


                                                                              13



 FUND NAME                             FUND DESCRIPTION                      MANAGER
Fidelity (Reg. TM) VIP                Long-term capital appreciation        Fidelity Management
Contrafund (Reg. TM) Portfolio                                              and Research Company
 Fidelity (Reg. TM) VIP Growth         Capital appreciation                  Fidelity Management
Portfolio                                                                   and Research Company
Fidelity (Reg. TM) VIP Mid Cap        Long-term growth                      Fidelity Management
Portfolio                                                                   and Research Company
 FTVIPT Templeton                      Total return                          Templeton Global
Global Income                                                               Advisors Limited
Securities Fund
Janus Aspen Worldwide                 Long-term growth                      Janus Capital
Growth Portfolio                                                            Management LLC
 Lincoln VIP Aggressive                Maximum capital appreciation          Delaware Management
Growth Fund                                                                 Company Sub-advised
                                                                            by T. Rowe Price
                                                                            Associates, Inc.
Lincoln VIP Aggressive                Capital appreciation                  Delaware Management
Profile Fund                                                                Company Sub-advised
                                                                            by Wilshire Associates
                                                                            Inc.
 Lincoln VIP Bond Fund                 Current income                        Delaware Management
                                                                            Company
Lincoln VIP Capital                   Long-term growth                      Delaware Management
Appreciation Fund                                                           Company Sub-advised
                                                                            by Janus Capital
                                                                            Management LLC
 Lincoln VIP                           Current income                        Delaware Management
Conservative Profile                                                        Company Sub-advised
Fund                                                                        by Wilshire Associates
                                                                            Inc.
Lincoln VIP Core Fund                 Capital appreciation                  Delaware Management
                                                                            Company Sub-advised
                                                                            by Salomon Brothers
                                                                            Asset Management Inc.,
                                                                            a wholly-owned
                                                                            subsidiary of Citigroup
                                                                            Inc.
 Lincoln VIP                           Income                                Delaware Management
Equity-Income Fund                                                          Company Sub-advised
                                                                            by Fidelity Management
                                                                            & Research Company
                                                                            (FMR)


14



 FUND NAME                             FUND DESCRIPTION               MANAGER
Lincoln VIP Global                    Total return                   Delaware Management
Asset Allocation Fund                                                Company Sub-advised
                                                                     by UBS Global Asset
                                                                     Management
 Lincoln VIP Growth                    Long-term growth               Delaware Management
Fund                                                                 Company Sub-advised
                                                                     by Mercury Advisors, a
                                                                     division of Merrill Lynch
                                                                     Investment Managers
Lincoln VIP Growth &                  Capital appreciation           Delaware Management
Income Fund                                                          Company
 Lincoln VIP Growth                    Long-term growth               Delaware Management
Opportunities Fund                                                   Company Sub-advised
                                                                     by Mercury Advisors, a
                                                                     division of Merrill Lynch
                                                                     Investment Managers
Lincoln VIP                           Capital appreciation           Delaware Management
International Fund                                                   Company Sub-advised
                                                                     by Mondrian
                                                                     Investment Partners
                                                                     Limited
 Lincoln VIP Managed                   Total return                   Delaware Management
Fund                                                                 Company
Lincoln VIP Moderate                  Total return                   Delaware Management
Profile Fund                                                         Company Sub-advised
                                                                     by Wilshire Associates
                                                                     Inc.
 Lincoln VIP Moderately                Growth and income              Delaware Management
Aggressive Profile Fund                                              Company Sub-advised
                                                                     by Wilshire Associates
                                                                     Inc.
Lincoln VIP Money                     Preservation of capital        Delaware Management
Market Fund                                                          Company
 Lincoln VIP Social                    Capital appreciation           Delaware Management
Awareness Fund                                                       Company
Lincoln VIP Special                   Capital appreciation           Delaware Management
Opportunities Fund                                                   Company
 MFS (Reg. TM) VIT Capital             Capital appreciation           Massachusetts Financial
Opportunities Series                                                 Services Company
MFS (Reg. TM) VIT Total Return        Income and growth              Massachusetts Financial
Series                                                               Services Company


                                                                              15



 FUND NAME                          FUND DESCRIPTION             MANAGER
MFS (Reg. TM) VIT Utilities        Growth and income            Massachusetts Financial
Series                                                          Services Company
 Neuberger Berman AMT               Capital appreciation         Neuberger Berman
Mid-Cap Growth                                                  Management, Inc.
Portfolio
Neuberger Berman AMT               Long-term growth             Neuberger Berman
Regency Portfolio                                               Management, Inc.
 Putnam VT Health                   Capital appreciation         Putnam Investment
Sciences Fund                                                   Management, LLC
Scudder VIT Equity 500             Capital appreciation         Deutsche Asset
Index Fund                                                      Management Inc.
                                                                Sub-advised by
                                                                Northern Trust
                                                                Investments, Inc.
 Scudder VIT Small Cap              Capital appreciation         Deutsche Asset
Index Fund                                                      Management Inc.
                                                                Sub-advised by
                                                                Northern Trust
                                                                Investments, Inc.
Wells Fargo Advantage              Growth and income            Wells Fargo Funds
Equity Income Fund                                              Management, LLC.
 Wells Fargo Advantage              Capital appreciation         Wells Fargo Funds
Large Company Growth                                            Management, LLC.
Fund
Wells Fargo Advantage              Capital appreciation         Wells Fargo Funds
Small Cap Growth Fund                                           Management, LLC.


Fund shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


16

Reinvestment of dividends and capital gain distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


Addition, deletion or substitution of investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contract owners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and other deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;
 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit is in effect, the required regular income payments will exceed the account value; and

 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and


                                                                              17

expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup bonus credits paid into the contract by Lincoln Life when purchase payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.



Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:



o        Mortality and expense risk charge
o        Administrative charge
o        Total annual charge for each
         subaccount



         Contract Value Death Benefit        EGMDB        EGMDB with Bonus Credit        EEB with Bonus Credit
         ------------------------------      -------      -------------------------      ----------------------
o                    0.85%                   1.15%                 1.60%                         1.80%
o                    0.15%                   0.15%                 0.15%                         0.15%
                     ----                    ----                   ----                          ----
o
                     1.00%                   1.30%                 1.75%                         1.95%

Surrender charge

A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

For the Contract Value Death Benefit and EGMDB contract options:


                                                                       Number of contract
                                                                      anniversaries since
                                                                      purchase payment was
                                                                            invested
                                                                    ------------------------
                                                                     0         1         2
      Surrender charge as a percentage of the surrendered or        7%        6%        5%
      withdrawn purchase payments



                                                                       Number of contract anniversaries since
                                                                           purchase payment was invested
                                                                    --------------------------------------------
                                                                     3         4         5         6         7+
      Surrender charge as a percentage of the surrendered or        4%        3%        2%        1%        0%
      withdrawn purchase payments

For the EGMDB with Bonus Credit and EEB Rider with Bonus Credit contract options:



                                                                       Number of contract
                                                                      anniversaries since
                                                                      purchase payment was
                                                                            invested
                                                                    ------------------------
                                                                     0         1         2
      Surrender charge as a percentage of the surrendered or        8%        7%        6%
      withdrawn purchase payments



                                                                       Number of contract anniversaries since
                                                                           purchase payment was invested
                                                                    --------------------------------------------
                                                                     3         4         5         6         7+
      Surrender charge as a percentage of the surrendered or        5%        4%        3%        2%        0%
      withdrawn purchase payments

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the seventh anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is 15% of total purchase payments (this does not apply upon surrender of the contract);
 o Contract value applied to calculate the initial benefit payment to be made under an annuity payout option, other than the i4LIFE (Reg. TM) Advantage option. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply;
 o A surrender or withdrawal of any purchase payments as a result of the "permanent and total disability" of the Owner as defined in section 22(e) of the Code. Permanent and total disability must occur subsequent to the Contract Date and prior to the 65th birthday of the disabled Owner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender or withdrawal of any purchase payments as a result of the admittance of the Owner into an accredited nursing home or equivalent health care facility. Admittance in such a facility must be subsequent to the Contract Date and continue for 90 consecutive days prior to the surrender or withdrawal. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply;
 o A surrender or withdrawal of any purchase payments as a result of the diagnosis of a terminal illness of the Owner. Diagnosis of the terminal illness must be subsequent to the Contract Date and result in a life expectancy of less than 12 months, as determined by a qualified professional medical practitioner. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply;
 o A surrender of the contract as a result of the death of the contractowner, joint owner or annuitant;
 o A surrender or annuitization of bonus credits and persistency credits;

18

 o Regular income payments made under i4LIFE (Reg. TM) Advantage or periodic payments made under any annuity payout option made available by us;
 o Contract value applied when used in the calculation of the initial regular income payment and Account Value under the i4LIFE (Reg. TM) Advantage option;

 o Withdrawals up to the Annual Withdrawal Limit under the Lincoln SmartSecuritySM Advantage, subject to certain conditions.


For purposes of calculating the surrender charge on withdrawals, we assume that:

1. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

2. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted; then
  o from any applicable bonus credits.

3. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings and any applicable persistency credits until exhausted; then
  o from any applicable bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then
  o from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
  o from any applicable bonus credits attributable to purchase payments to which a surrender charge still applies.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Rider charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.


Lincoln SmartSecuritySM Advantage Charge. During the accumulation period, there is a charge for the Lincoln SmartSecuritySM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.45% (0.1125% quarterly) if the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option is selected or 0.65% (0.1625% quarterly) for the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. If you purchase the Rider in the future, the percentage charge will be the current charge in effect at that time up to the maximum 0.95% or 1.50% depending on the option selected.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge for the option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.



                                                                              19


Rider Charge Waiver. For the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, after the fifth Benefit Year anniversary following the last automatic step-up opportunity, the rider charge may be waived.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments and applicable bonus credits made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.


Deductions for premium taxes


Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.



Other charges and deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed side of the contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE (Reg. TM) Advantage and Annuity payouts.

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional information


The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with

 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment and any corresponding bonus credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment and any corresponding bonus credit within two business days.


20

Who can invest


To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 91. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.


If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.


Replacement of existing insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Contract Options

At the time you purchase the contract, you must choose one of the following contract options offered under the contract:

1. Contract Value Death Benefit:

2. EGMDB;

3. EGMDB with Bonus Credit; or

4. EEB Rider with Bonus Credit.

Each contract option offers a different death benefit and has separate charges, including different mortality and expense risk charges and surrender charges; and you should carefully consider which contract option is the best for you. Once you elect a contract option, you cannot change it, except you can move from the EGMDB (without the bonus credit) to the Contract Value Death Benefit. For more information about Bonus Credits, see The Contracts-Bonus Credits. For more information about each specific death benefit offered, see The Contracts-Death benefit.


Purchase payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $25,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. We reserve the right to limit purchase payments made to the contract.


Bonus credits

The following discussion on bonus credits applies only to the following contract options:

1. EGMDB with Bonus Credit; and
2. EEB Rider with Bonus Credit.

In some states, the term bonus credit may be referred to a value enhancement or a similar term in the contract. For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as 3% of the purchase payment made.

Lincoln Life offers contract options that do not offer bonus credits. The contract options that do offer bonus credits assess additional fees and charges that are used to fully or partially recoup bonus credits paid into the contract by Lincoln Life when purchase payments are made. During the surrender charge period, the amount of the bonus credit may be more than offset by higher surrender charges associated with the bonus credit. Contract options that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than these contract options with bonus credits, depending on the performance of the owner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract option is most appropriate for you.


                                                                              21

Persistency credits

The following discussion on persistency credits applies only to the following contract options:

1. EGMDB with Bonus Credit; and
2. EEB Rider with Bonus Credit.

Contractowners electing one of the above listed contract options will also receive a persistency credit on a quarterly basis after the seventh contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 7 years, by an annual rate of 0.45%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.


Valuation date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of purchase payments

Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. You may also allocate purchase payments in the fixed subaccount, if available. If you elect a contract option that offers bonus credits, corresponding bonus credits will be allocated to the subaccounts and/or the fixed side of the contract in the same proportion in which you allocate purchase payments.

The minimum amount of any purchase payment which can be put into any one subaccount is $300. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $300, subject to state approval. Upon allocation to a subaccount, purchase payments and any applicable bonus credits are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our Home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units


Purchase payments and applicable bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments and applicable bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus


2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.


The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



22

Transfers on or before the annuity commencement date

After the first thirty days from the effective date of your contract, you may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.

Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional services and the SAI for more information on these programs.

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.

Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $300 or the total amount in the subaccount if less than $300. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of payments.


Market timing


Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders. In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If



                                                                              23


requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner via overnight mail service that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.



Transfers after the annuity commencement date

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.

If you do not select i4LIFE (Reg. TM) Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.


Additional services


These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional services in the SAI.



24


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.


Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.



Death benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.


 UPON DEATH OF:         AND...
contractowner          There is a surviving joint owner
 contractowner          There is no surviving joint owner
contractowner          There is no surviving joint owner
                       and the beneficiary predeceases the
                       contractowner
 annuitant              The contractowner is living
annuitant              The contractowner is living
 annuitant**            The contractowner is a trust or other
                       non-natural person



 UPON DEATH OF:         AND...                                      DEATH BENEFIT PROCEEDS PASS TO:
contractowner          The annuitant is living or deceased         joint owner
 contractowner          The annuitant is living or deceased         designated beneficiary
contractowner          The annuitant is living or deceased         contractowner's estate
 annuitant              There is no contingent annuitant            The youngest contractowner
                                                                   becomes the contingent annuitant
                                                                   and the contract continues. The
                                                                   contractowner may waive* this
                                                                   continuation and receive the death
                                                                   benefit proceeds.
annuitant              The contingent annuitant is living          contingent annuitant becomes the
                                                                   annuitant and the contract continues
 annuitant**            No contingent annuitant allowed             designated beneficiary
                       with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.


                                                                              25

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant.

Contract value death benefit.

If you elect the Contract Value Death Benefit contract option, Lincoln Life will pay a death benefit equal to the contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

Enhanced Guaranteed Minimum Death Benefit (EGMDB).

If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o the current contract value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.

For contracts purchased prior to June 2, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.

In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, only the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after that effective date will be used.

For contracts purchased after June 2, 2003 (or later in some states), the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Contract Value Death Benefit will apply. We will deduct the charge for the Contract Value Death Benefit as of that date. See Charges and other deductions.


The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 80 or older at the time of issuance.


Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider with Bonus Credit Contract Option is the greatest of the following amounts:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value. For contracts purchased prior to June 2, 2003 (or later depending on your state) the sum of purchase payments will be reduced by the sum of all withdrawals on a dollar for dollar basis; or
 o The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the contract value. For contracts purchased prior to June 2, 2003 (or later depending on your state) the highest contract value will be reduced by the sum of all withdrawals on a dollar for dollar basis; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

26

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.

Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this death benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.

Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on death benefits before the annuity commencement date and general death benefit information in the prospectus).

Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.

This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or


                                                                              27

annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.

The ABE Death Benefit will terminate on the earliest of:
 o the valuation date the selected death benefit option of the contract is changed; or
 o the annuity commencement date.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.


General death benefit information

Only one of these death benefit elections may be in effect at any one time (in addition to ABE), and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older the death benefit payable will become the greatest of the first three amounts listed under the EEB Rider and the total annual charge will be reduced to, 1.75%.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.


If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.



28


Lincoln SmartSecuritySM Advantage

The Lincoln SmartSecuritySM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This benefit provides a Guaranteed Amount equal to the initial purchase payment and any corresponding bonus credit (or contract value if elected after contract issue) adjusted for purchase payments and applicable bonus credits, step-ups and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

     Lincoln SmartSecuritySM Advantage -  5 Year Elective Step-up (default) or

     Lincoln SmartSecuritySM Advantage -  1 Year Automatic Step-up

when you purchase the benefit, and the version of the Rider you receive is based on the option you choose. Under the Lincoln SmartSecuritySM Advantage -
5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecuritySM Advantage
- 1 Year Automatic Step-up option, the Guaranteed amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary until the 10th anniversary. After that time, the contractowner will have the opportunity to step-up the Guaranteed Amount and begin a new 10-year period of automatic step-ups. These options are discussed below in detail. All purchasers of the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and qualified annuity purchasers of the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option must be under age 81.

There is no guarantee that the Lincoln SmartSecuritySM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time.

If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date (or after the purchase of i4LIFE (Reg. TM) Advantage).

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic step-ups), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The initial Guaranteed Amount varies based on when you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment and any corresponding bonus credit. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration all Lincoln Life contracts owned by you (or on which you are the annuitant if the contract is owned by a trust or other non-natural owner).

Additional purchase payments and applicable bonus credits automatically increase the Guaranteed Amount (not to exceed the maximum); however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made and decreases as withdrawals are made.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecuritySM Advantage
- 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up. Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and other deductions), the Rider charge and Account Fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may elect (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

This step-up will initiate automatic step-ups as described above for another ten years.


                                                                              29


Under both options, a contractowner elected step-up may cause a change in the percentage charge for this benefit. See Charges and other deductions. Purchase payments and applicable bonus credits or withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal limit each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal limit is:
 o  7% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage -
5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option.

The Maximum Annual Withdrawal limit is increased by 7% or 5% (depending on your option) of any additional purchase payments and applicable bonus credits. Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal limit to the greater of:

a. the Maximum Annual Withdrawal limit immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal limit will remain the same.

Withdrawals within the Maximum Annual Withdrawal limit are not subject to surrender charges or the interest adjustment, if applicable. If the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal limit (even if they exceed the 5% Maximum Annual Withdrawal limit) only if the withdrawals are taken in the form of systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value only, as determined by Lincoln. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal tax matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal limit:

1. The Guaranteed Amount is reduced to the lesser of:

  o the contract value immediately following the withdrawal, or

  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal limit will be the least of:
  o the Maximum Annual Withdrawal limit immediately prior to the withdrawal; or

  o the greater of:

   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal limit); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal limit may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal limit.

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal limit. Withdrawals over the Maximum Annual Withdrawal limit may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Amount Annuity Payment Option. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be



30


changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

The tax consequences of withdrawals and annuity payouts are discussed in Federal tax matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The contracts - Death benefit.

If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider, including the remaining automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, will apply to the new contractowner. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecuritySM Advantage if desired. Automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecuritySM Advantage equal to his or her share of the death benefit.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner);or
 o upon the last payment of the Guaranteed Amount.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect either option.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecuritySM Advantage in force are guaranteed the option to purchase i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. See i4LIFE (Reg. TM) Advantage.

Availability. The availability of this Rider will depend upon your state's approval of this Rider. In addition, the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option may not be available for contracts sold through certain broker/dealers. Check with your investment representative regarding availability.



Ownership


The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.


As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


                                                                              31

Joint ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 91 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The contracts - Death benefit. A contingent annuitant may be named or changed by notifying us in writing. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with the withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters - Taxation of withdrawals and surrenders.



Small contract surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.


Delay of payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.


Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/ or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.



32

Reinvestment privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.


This election must be made by your written authorization to us and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. If your contract option offers bonus credits, no bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.



Amendment of contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).


Distribution of the contracts


We serve as principal underwriter for the contracts. We are registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and are a member of NASD, Inc. We offer the contracts through and pay commissions to our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation ("LFA"), an affiliate and the principal underwriter for certain other contracts issued by us. We also may enter into selling agreements with and pay commissions to other broker-dealers ("Selling Firms") for the sale of the contracts. Commissions and other incentives or payments described above are not charged directly to contract owners or the VAA. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts.


Compensation Paid to LFA. The maximum commission we pay to LFA is 4.60% of purchase payments, plus up to 0.1256% quarterly based on contract value. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to LFA is 4.60% of annuitized value and/or ongoing annual compensation of up to 0.75% of annuity value or statutory reserves. We also pay for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and/or their managers qualify for such benefits. Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


Compensation Paid to Unaffiliated Selling Firms. We pay commissions to all Selling Firms. The maximum commission we pay to Selling Firms, other than LFA, is 5.10% of purchase payments, plus up to 0.1256% quarterly based on contract value. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission paid to Selling Firms is 5.10% of annuitized value and/or ongoing annual compensation of up to 0.75% of annuity value or statutory reserves. Lincoln Financial Distributors, Inc., our affiliate, is a broker-dealer and acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.



Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-800-4LINCOLN (454-6265).


                                                                              33

i4LIFE (Reg. TM) Advantage

The i4LIFE (Reg. TM) Advantage (the Variable Annuity Income Rider in your contract) is a payout option that provides you with variable, periodic regular income payments. This option is available on non-qualified annuities and IRAs (including Roth IRAs but excluding SEP and SARSEP markets). This option, when available in your state, is subject to a charge, (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily of the net asset value of the Account Value in the VAA. The annual rate of the charge is 1.30% (1.75% for bonus options) for the i4LIFE (Reg. TM) Advantage Account Value death benefit for IRA and non-qualified annuity contracts and 1.65% (2.10% for bonus options) for the i4LIFE (Reg. TM) Advantage EGMDB which is available only with non-qualified annuity contracts. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg.
TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE (Reg. TM) Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.


i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before the annuity commencement date by sending a written request to our Home office. There is no guarantee that i4LIFE (Reg. TM) Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time (unless you had previously purchased the Lincoln SmartSecuritySM Advantage, if available. See The contracts - Lincoln SmartSecuritySM Advantage). The annuitant may not be changed after i4LIFE (Reg. TM) Advantage is elected.


i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the Guaranteed Income Benefit has been elected (see below).

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts.

Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage Account Value death benefit will be provided for IRA annuity contracts and either the i4LIFE (Reg. TM) Advantage Account Value death benefit or the EGMDB will be provided for non-qualified annuity contracts. Both death benefit options are discussed below. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began.

For information regarding income tax consequences of regular income payments and withdrawals, please refer to Federal tax matters - Qualified retirement plans for a discussion of the tax consequences of distributions from qualified retirement plans for IRAs and to Federal tax matters - Taxation of withdrawals and surrenders for information regarding withdrawals from non-qualified contracts.


Regular Income. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant (or additional measuring life, hereinafter referred to as "secondary life") is living. We determine the initial regular income payment based in part on the assumed investment return you choose. Assumed investment returns of 3%, 4%, 5% or 6% may be available. See Annuity payouts - Variable annuity payouts for a more detailed explanation. Subsequent regular income payments will be adjusted periodically for non-qualified contracts (once a year for IRA contracts) with the performance of the subaccounts selected and the interest credited on the fixed account. For example, if net investment performance for the year is 3% higher (annualized) than the assumed return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed return, the regular income payment will decrease by approximately 3%. In most states you may also elect to have regular income payments from non-qualified contracts recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular income payments are not subject to any surrender charges or applicable interest adjustments. See charges and other deductions.


Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract, and make withdrawals from your Account Value (defined below). We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may


34

change or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as the annuitant or the secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable).

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. The interest adjustment may apply.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.

Death Benefit for IRA Annuity Contracts. During the Access Period, i4LIFE (Reg.
TM) Advantage provides the i4LIFE (Reg. TM) Advantage Account Value death benefit. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. This is the only death benefit option available for IRA annuity contracts. The charge under this death benefit is equal to an annual rate of 1.30% (1.75% for bonus options) of the net asset value of the Account Value in the VAA.

If you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. Your beneficiary may start a new i4LIFE (Reg. TM) Advantage program. If your spouse's life was also used to determine the regular income payments and the spouse dies, the regular income payments may be recalculated.

Following the Access Period, there is no death benefit.

Death Benefit for Non-Qualified Annuity Contracts. During the Access Period, i4LIFE (Reg. TM) Advantage provides two death benefit options for non-qualified annuity contracts:
 o i4LIFE (Reg. TM) Advantage Account Value death benefit; and
 o i4LIFE (Reg. TM) Advantage EGMDB.

The i4LIFE (Reg. TM) Advantage Account Value death benefit is the Account Value as of the valuation date on which we approve the payment of the death claim.

The charge under this death benefit is equal to an annual rate of 1.30% (1.75% for bonus options) of the net asset value of the Account Value in the VAA. You may not change this death benefit once it is elected.

The i4LIFE (Reg. TM) Advantage EGMDB is the greatest of:
 o the Account Value as of the valuation date on which we approve the payment of the claim; or
 o the ABE Enhancement Amount (if elected at the time of application) [see discussion below under Accumulated Benefit EnhancementSM specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments, and withdrawals. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the Account Value, depending upon the terms of your contract;
 o the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on a dollar for dollar basis or in the same proportion regular income payments and withdrawals reduce the Account Value, depending upon the terms of your contract.

Only the highest Account Value achieved on a contract anniversary following the election of i4LIFE (Reg. TM) Advantage will be considered if you did not elect (or you discontinued) the EGMDB or a more expensive death benefit option prior to electing i4LIFE (Reg. TM) Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.


                                                                              35

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the death benefit will be equal to the Account Value as of the date we approve the death claim for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 81 or older when added to the contract, then the death benefit for this new contractowner or joint owner will be equal to the Account Value as of the date we approve the death claim subsequent to the new contractowner's death.

The charge under this death benefit is equal to an annual rate of 1.65% (2.10% for bonus options) of the net asset value of the Account Value in the VAA.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

For both death benefit options, following the Access Period, there is no death benefit.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE (Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.

Guaranteed Income Benefit.

36

The Guaranteed Income Benefit option will be available if you elect i4LIFE (Reg. TM) Advantage. The annual charge is 1.80% (2.25% for bonus options) of the net asset value of the Account Value in the VAA for the i4LIFE (Reg. TM) Advantage Account Value death benefit. For non-qualified annuity contracts the annual charge is 2.15% (2.60% for bonus options) if the i4LIFE (Reg. TM) Advantage EGMDB is elected. The Guaranteed Income Benefit must be elected at the time i4LIFE (Reg. TM) Advantage is elected and will begin at the time i4LIFE (Reg. TM) Advantage begins. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Check with your investment representative regarding the availability of this benefit.



If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is initially equal to 75% of the initial regular income payment. Contractowners who purchased the Lincoln SmartSecuritySM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times [the remaining Guaranteed Amount divided by the contract value].


The Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit. You may want to discuss the impact of additional withdrawals with your financial adviser.

A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of poor net investment results, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce the value of your death benefit. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant and the secondary life, if applicable, is living. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.

If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:

 o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.

 o You must choose an Access Period of at least 15 years.


There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time (unless the Lincoln SmartSecuritySM Advantage was previously elected).


The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to us. Termination will be effective upon the next annual anniversary of the valuation date on which the first regular income payment was calculated, and your annual charge will be reduced to 1.30% (1.75% for bonus options) of the net asset value of the Account Value in the VAA if the i4LIFE (Reg. TM) Advantage Account Value death benefit is selected or 1.65% (2.10% for bonus options) of the net asset value if the i4LIFE (Reg. TM) Advantage EGMDB death benefit is selected. If you change the Access Period and/or the frequency of the regular income payment under i4LIFE (Reg. TM) Advantage, the Guaranteed Income Benefit will terminate. If the Guaranteed Income Benefit is terminated by the contractowner, it can be re-elected after twelve (12) months, if the i4LIFE (Reg. TM) Advantage is restarted. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (last death of the annuitant or secondary life) or termination of i4LIFE (Reg. TM) Advantage. If we change your Access Period to comply with Internal Revenue Code provisions for required minimum distributions, this will not terminate or adjust the Guaranteed Income Benefit.

Availability. The introduction of i4LIFE (Reg. TM) Advantage will vary depending on your state. In states where i4LIFE (Reg. TM) Advantage is not yet available, an earlier version (called the Income4Life (Reg. TM) Solution) may be available. Under the Income4Life (Reg. TM) Solution, the death benefit is equal to the Account Value as of the day on which we approve the payment of the claim (as opposed to the Account Value death benefit offered under i4LIFE (Reg.
TM) Advantage for IRA contracts or the Account Value death benefit or EGMDB offered under i4LIFE (Reg. TM) Advantage for non-qualified contracts). The charge under the Income4Life (Reg. TM) Solution is equal to an annual rate of 1.30% (1.75% for bonus options) of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.30% (1.75% for bonus options) under i4LIFE (Reg. TM) Advantage for IRA contracts or the annual rate of 1.30% (1.75% for bonus options) or 1.65% (2.10% for bonus options) under i4LIFE (Reg. TM) Advantage for non-qualified contracts). The Income4Life (Reg. TM) Solution typically provides higher regular income payments and lower Account Value than are realized under i4LIFE (Reg. TM) Advantage. For a limited time, contracts in force prior to the availability of i4LIFE (Reg. TM) Advantage in a particular state may be able to elect the Income4Life (Reg. TM) Solution. Contracts issued after i4LIFE (Reg. TM) Advantage is available in your state may only elect i4LIFE (Reg. TM) Advantage. The Guaranteed Income Benefit is not available with the Income4Life (Reg. TM) Solution. The fixed account is not available with Income4Life (Reg. TM) Solution for non-qualified annuity contracts.


Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the lowest death benefit available in your contract during the accumulation period. Upon termination, we will stop assessing the charge for the i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this new death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.



                                                                              37

For non-qualified annuity contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the contractowner's 90th birthday.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity options

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.


Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.


Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 0.85% for contract options without bonus credits (or 1.10% for contract options with bonus credits) and the charge for administrative services of 0.15% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


38

Variable annuity payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less any surrender charges on purchase payments made within twelve months of annuitization if a contract option with a bonus credit is used and any applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.


Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Fixed side of the contract

Purchase payments , bonus credits, persistency credits and contract value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.


                                                                              39

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.



Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.


Tax deferral on earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts not owned by an individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decendent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments in the VAA must be diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



40

Loss of interest deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.


Age at which annuity payouts begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.


Tax treatment of payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.


Taxation of withdrawals and surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.


Taxation of annuity payouts


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM)Advantage during the access period, they are taxed in the same manner as a withdrawal during the deferral period.



Taxation of death benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.


Penalty taxes payable on withdrawals, surrenders, or annuity payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).



                                                                              41

Special rules if you own more than one annuity contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.


Gifting a contract


If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.



Charges for additional benefits


Your contract automatically includes a basic death benefit and may include Lincoln SmartSecuritySM Advantage. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and Lincoln SmartSecuritySM Advantage charge, if any, as a contract withdrawal.



Qualified retirement plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


Types of qualified contracts and terms of contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.


We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.



Tax treatment of qualified contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.


42

 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax treatment of payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required minimum distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Lincoln SmartSecuritySM Advantage, or other benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.



Federal penalty taxes payable on distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 o received on or after the annuitant reaches 591/2,

 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Transfers and direct rollovers


As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.


                                                                              43

Federal income tax withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our tax status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional information

Voting rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account - Fund shares.


Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 South Clinton Street, Fort Wayne, IN 46802-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the bonus credits. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credits during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.


44

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.



Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.



Special arrangements

At times, we may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.



Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the VAA or the Principal Underwriter.


                                                                              45

Statement of Additional Information
Table of Contents for Lincoln National Variable Annuity Account C



Item                                                  Page
Special terms                                        B-2
Services                                             B-2
Principal underwriter                                B-2
Purchase of securities being offered                 B-2
Annuity payouts                                      B-2
Determination of accumulation and annuity unit
value                                                B-4
Advertising and sales literature                     B-4
Additional services                                  B-6
Other information                                    B-7
Financial statements                                 B-7


For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                            Multi-Fund (Reg. TM) 5
                  Lincoln National Variable Annuity Account C











Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity Account C (Multi-Fund (Reg. TM) 5).


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------


Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.

46



                      (This page intentionally left blank)


                                                                              47

Appendix A - Condensed financial information

Accumulation unit values
The following information relating to accumulation unit values and number of accumulation units for the Lincoln MultiFund (Reg. TM) 5 subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are included in the SAI.



                                                                                  2001*
                                                                                ----------
                                                                                  Contract
                                                                                     Value
                                                                                     Death
                                                                                   Benefit
                                                                                ----------
AIM V.I. International Growth Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.164
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
AIM V.I. Premier Equity Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................         9.996
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
AllianceBernstein VP Mid Cap Value Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.555
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
AllianceBernstein VP Technology Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................         9.965
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
American Century VP Inflation Protection Fund+ Class 2 Accumulation unit value
o Beginning of period ....................................................
o End of period ..........................................................
Number of accumulation units
o End of period (000's omitted) ..........................................
---------------------------------------------------------------------------      -------
American Funds Global Growth+ Class 2 Accumulation unit value
o Beginning of period ....................................................
o End of period ..........................................................
Number of accumulation units
o End of period (000's omitted) ..........................................
---------------------------------------------------------------------------      -------
American Funds Growth Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.059
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
American Funds Growth-Income Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.113
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
American Funds International Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.022
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------



                                                                                                  2001*
                                                                                ------------------------------------------
                                                                                                                       EEB
                                                                                                     EGMDB           Rider
                                                                                                      with            with
                                                                                      With           Bonus           Bonus
                                                                                     EGMDB          Credit          Credit
                                                                                ----------      ----------      ----------
AIM V.I. International Growth Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.160          10.155          10.153
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
AIM V.I. Premier Equity Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................         9.993           9.988           9.986
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
AllianceBernstein VP Mid Cap Value Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.551          10.547          10.543
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
AllianceBernstein VP Technology Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................         9.961           9.957           9.954
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
American Century VP Inflation Protection Fund+ Class 2 Accumulation unit value
o Beginning of period ....................................................
o End of period ..........................................................
Number of accumulation units
o End of period (000's omitted) ..........................................
---------------------------------------------------------------------------      -------         -------         -------
American Funds Global Growth+ Class 2 Accumulation unit value
o Beginning of period ....................................................
o End of period ..........................................................
Number of accumulation units
o End of period (000's omitted) ..........................................
---------------------------------------------------------------------------      -------         -------         -------
American Funds Growth Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.055          10.050          10.048
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
American Funds Growth-Income Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.109          10.105          10.102
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
American Funds International Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.018          10.013          10.012
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------



                                      A-1



                                        2002*
         -------------------------------------------------------------------
                                                                         EEB
              Contract                                 EGMDB           Rider
                 Value                                  with            with
                 Death               With              Bonus           Bonus
               Benefit              EGMDB             Credit          Credit
         -------------      -------------      -------------      ----------

            $10.164            $10.160            $10.155          $10.153
              8.491              8.464              8.413            8.393

                  1**                1                  1**              1
            -------            -------            -------          -------

            $ 9.996            $ 9.993            $ 9.988             N/A
              6.898              6.877              6.841             N/A

                  1                 36                  4             N/A
            -------            -------            -------          -------

            $10.555            $10.551            $10.547             N/A
              9.804              9.769              9.722             N/A

                  5                  1                  2             N/A
            -------            -------            -------          -------

            $ 9.965            $ 9.961             N/A                N/A
              5.741              5.722             N/A                N/A

                  1**                1**           N/A                N/A
            -------            -------            -------          -------





            -------            -------            -------          -------





            -------            -------            -------          -------

            $10.059            $10.055            $10.050          $10.048
              7.522              7.498              7.461            7.445

                116                 64                 25                2
            -------            -------            -------          -------

            $10.113            $10.109            $10.105          $10.102
              8.175              8.148              8.108            8.090

                 98                 44                 24                2
            -------            -------            -------          -------

            $10.022            $10.018            $10.013             N/A
              8.448              8.420              8.378             N/A

                 21                 13                  5             N/A
            -------            -------            -------          -------



                                    2003                                                    2004
         ----------------------------------------------------------      ------------------------------------------
                                                                EEB
           Contract                         EGMDB             Rider        Contract                           EGMDB
              Value                          with              with           Value                            with
              Death           With          Bonus             Bonus           Death            With           Bonus
            Benefit          EGMDB         Credit            Credit         Benefit           EGMDB          Credit
         ----------      ---------      ---------      ------------      ----------      ----------      ----------

          $  8.491        $ 8.464        $ 8.413         $ 8.393          $10.850         $10.784         $10.649
            10.850         10.784         10.649          10.623           13.320          13.200          12.977

                17              1              1               1               20               1               2
          --------        -------        -------         -------          -------         -------         -------

          $  6.898        $ 6.877        $ 6.841           N/A            $ 8.542         $ 8.491         $ 8.409
             8.542          8.491          8.409           N/A              8.945           8.865           8.740

                 1*            20              4           N/A                  2              16               4
          --------        -------        -------         -------          -------         -------         -------

          $  9.804        $ 9.769        $ 9.722           N/A            $13.712         $13.623         $13.496
            13.712         13.623         13.496           N/A             16.196          16.042          15.822

                16              3              5           N/A                 21               5               4
          --------        -------        -------         -------          -------         -------         -------

          $  5.741        $ 5.722        $ 7.240           N/A            $ 8.173         $ 8.121            N/A
             8.173          8.121          8.044           N/A              8.503           8.424            N/A

                 7              3              3           N/A                  9               2            N/A
          --------        -------        -------         -------          -------         -------         -------

                                                                          $10.258         $ 9.965         $10.390
                                                                           10.457          10.426          10.398

                                                                                5               3               2
          --------        -------        -------         -------          -------         -------         -------

                                                                          $10.305         $10.196         $10.361
                                                                           11.310          11.290          11.259

                                                                                9               1               5
          --------        -------        -------         -------          -------         -------         -------

          $  7.522        $ 7.498        $ 7.461         $ 7.445          $10.189         $10.126         $10.030
            10.189         10.126         10.030           9.989           11.348          11.244          11.087

               376            152             89               5              607             171             138
          --------        -------        -------         -------          -------         -------         -------

          $  8.175        $ 8.148        $ 8.108         $ 8.090          $10.718         $10.651         $10.550
            10.718         10.651         10.550          10.507           11.713          11.604          11.443

               370            149             87               3              600             222             127
          --------        -------        -------         -------          -------         -------         -------

          $  8.448        $ 8.420        $ 8.378         $ 7.811          $11.279         $11.208         $11.103
            11.279         11.208         11.103          11.054           13.324          13.201          13.018

               104             31             21               1**            188              53              40
          --------        -------        -------         -------          -------         -------         -------



             2004                                2004
         ------------                        ------------
                  EEB
                Rider
                 with
                Bonus
               Credit
         ------------

           $ 10.623
             12.919

                  1
           --------

             N/A
             N/A

             N/A
           --------

             N/A
             N/A

             N/A
           --------

             N/A
             N/A

             N/A
           --------

             N/A
             N/A

             N/A
           --------

             N/A
             N/A

             N/A
           --------

           $  9.989
             11.020

                  7
           --------

           $ 10.507
             11.373

                  3
           --------

           $ 11.054
             12.934

                  1*
           --------


                                      A-2



                                                                                  2001*
                                                                                ----------
                                                                                  Contract
                                                                                     Value
                                                                                     Death
                                                                                   Benefit
                                                                                ----------
Delaware VIP Diversified Income+ Service Class Accumulation unit value
o Beginning of period ....................................................
o End of period ..........................................................
Number of accumulation units
o End of period (000's omitted) ..........................................
---------------------------------------------------------------------------
Delaware VIP Emerging Markets+ Service Class Accumulation unit value
o Beginning of period ....................................................
o End of period ..........................................................
Number of accumulation units
o End of period (000's omitted) ..........................................
---------------------------------------------------------------------------
Delaware VIP Large Cap Value Series Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.056
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Delaware VIP REIT Series Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.333
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Delaware VIP Small Cap Value Series Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.579
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Delaware VIP Trend Series Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.544
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.254
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Fidelity (Reg. TM) VIP Growth Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................         9.973
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.104
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.307
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Lincoln VIP Bond Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................         9.992
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Lincoln VIP Capital Appreciation Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................         9.957
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------



                                                                                                  2001*
                                                                                ------------------------------------------
                                                                                                                       EEB
                                                                                                     EGMDB           Rider
                                                                                                      with            with
                                                                                      With           Bonus           Bonus
                                                                                     EGMDB          Credit          Credit
                                                                                ----------      ----------      ----------
Delaware VIP Diversified Income+ Service Class Accumulation unit value
o Beginning of period ....................................................
o End of period ..........................................................
Number of accumulation units
o End of period (000's omitted) ..........................................
---------------------------------------------------------------------------
Delaware VIP Emerging Markets+ Service Class Accumulation unit value
o Beginning of period ....................................................
o End of period ..........................................................
Number of accumulation units
o End of period (000's omitted) ..........................................
---------------------------------------------------------------------------
Delaware VIP Large Cap Value Series Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.052          10.048          10.046
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Delaware VIP REIT Series Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.329          10.324          10.321
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Delaware VIP Small Cap Value Series Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.575           10.57          10.567
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Delaware VIP Trend Series Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................         10.54          10.535          10.533
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................         10.25          10.245          10.242
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Fidelity (Reg. TM) VIP Growth Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................         9.969           9.965           9.963
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.101          10.096          10.095
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.303          10.298          10.296
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Lincoln VIP Bond Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................         9.987           9.982           9.981
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Lincoln VIP Capital Appreciation Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................         9.952           9.948           9.946
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------


                                      A-3



                                         2002*
         ----------------------------------------------------------------------
                                                                            EEB
              Contract                                 EGMDB              Rider
                 Value                                  with               with
                 Death               With              Bonus              Bonus
               Benefit              EGMDB             Credit             Credit
         -------------      -------------      -------------      -------------





                  -                  -                  -                  -





                  -                  -                  -                  -

            $10.056            $10.052            $10.048             N/A
              8.096              8.069              8.029             N/A

                 22                  1**                2             N/A
            -------            -------            -------             ---

            $10.333            $10.329            $10.324             N/A
             10.693             10.655             10.604             N/A

                 12                 10                  8             N/A
            -------            -------            -------             ---

            $10.579            $10.575            $10.570            $10.567
              9.874              9.840              9.792              9.769

                 19                 28                  3                  1**
            -------            -------            -------            -------

            $10.544            $10.540            $10.535            $10.533
              8.356              8.328              8.289              8.268

                 36                 28                  8                  1
            -------            -------            -------            -------

            $10.254            $10.250            $10.245             N/A
              9.194              9.162              9.118             N/A

                 13                  5                  8             N/A
            -------            -------            -------            -------

            $ 9.973            $ 9.969            $ 9.965             N/A
              6.891              6.869              6.833             N/A

                  1**                2                  1**           N/A
            -------            -------            -------            -------

            $10.104            $10.101            $10.096             N/A
              7.451              7.427              7.390             N/A

                  3                  4                  2             N/A
            -------            -------            -------            -------

            $10.307             N/A                N/A                N/A
              7.119             N/A                N/A                N/A

                  2             N/A                N/A                N/A
            -------            -------            -------            -------

            $ 9.992            $ 9.987            $ 9.982             N/A
             10.895             10.858             10.805             N/A

                 86                 11                 13             N/A
            -------            -------            -------            -------

            $ 9.957            $ 9.952            $ 9.948             N/A
              7.198              7.175              7.139             N/A

                  2                  1**                1**           N/A
            -------            -------            -------            -------



                                     2003                                                      2004
         ------------------------------------------------------------      --------------------------------------------
                                                                  EEB
           Contract                              EGMDB          Rider        Contract                             EGMDB
              Value                               with           with           Value                              with
              Death               With           Bonus          Bonus           Death            With             Bonus
            Benefit              EGMDB          Credit         Credit         Benefit           EGMDB            Credit
         ----------      -------------      ----------      ---------      ----------      ----------      ------------

                                                                            $10.074         $10.083          $ 10.166
                                                                             10.914          10.895            10.865

                                                                                 36               3                14
                                  -                                         -------         -------          --------

                                                                            $10.740         $10.216          $ 10.442
                                                                             13.619          13.592            13.555

                                                                                  1               1                 1*
                                  -                                         -------         -------          --------

          $ 8.096           $ 8.069          $ 8.029         $ 9.375        $10.283         $10.218          $ 10.122
           10.283            10.218           10.122          10.080         11.701          11.592            11.432

               29                11                6               2             79              16                14
          -------           -------          -------         -------        -------         -------          --------

          $10.693           $10.655          $10.604           N/A          $14.188         $14.096          $ 13.966
           14.188            14.096           13.966           N/A           18.455          18.280            18.030

               69                23               18           N/A              132              33                40
          -------           -------          -------         -------        -------         -------          --------

          $ 9.874           $ 9.840          $ 9.792         $ 9.769        $13.849         $13.760          $ 13.631
           13.849            13.760           13.631          13.572         16.612          16.457            16.229

               74                34               22               1            135              39                34
          -------           -------          -------         -------        -------         -------          --------

          $ 8.356           $ 8.328          $ 8.289         $ 8.268        $11.177         $11.106          $ 11.004
           11.177            11.106           11.004          10.955         12.460          12.345            12.176

               84                40               26               3            122              43                36
          -------           -------          -------         -------        -------         -------          --------

          $ 9.194           $ 9.162          $ 9.118           N/A          $11.684         $11.608          $ 11.501
           11.684            11.608           11.501           N/A           13.342          13.216            13.035

               36                18               22           N/A              106              21                26
          -------           -------          -------         -------        -------         -------          --------

          $ 6.891           $ 6.869          $ 6.833         $ 8.561        $ 9.058         $ 9.003          $  8.916
            9.058             9.003            8.916           8.881          9.261           9.176             9.048

               15                 6                3               2             17              11                 6
          -------           -------          -------         -------        -------         -------          --------

          $ 7.451           $ 7.427          $ 7.390           N/A          $ 9.147         $ 9.090          $  9.004
            9.147             9.090            9.004           N/A            9.488           9.401             9.270

                8                 3                3           N/A                7               3                 4
          -------           -------          -------         -------        -------         -------          --------

          $ 7.119            N/A             $ 9.166           N/A          $ 9.347         $ 9.342            N/A
            9.347            N/A               9.202           N/A           10.519          10.424            N/A

               20            N/A                   3           N/A               21               1            N/A
          -------           -------          -------         -------        -------         -------          --------

          $10.895           $10.858          $10.805           N/A          $11.572         $11.499          $ 11.391
           11.572            11.499           11.391           N/A           12.065          11.952            11.787

              226                67               49           N/A              376              76                76
          -------           -------          -------         -------        -------         -------          --------

          $ 7.198           $ 7.175          $ 7.139           N/A          $ 9.440         $ 9.381          $  9.292
            9.440             9.381            9.292           N/A            9.840           9.749             9.613

                6                 1**              8           N/A                6               2                 9
          -------           -------          -------         -------        -------         -------          --------



            2004                           2004
         ----------                     ----------
                EEB
              Rider
               with
              Bonus
             Credit
         ----------

             N/A
             N/A

             N/A
             ---

             N/A
             N/A

             N/A
             ---

          $10.080
           11.361

                2
          -------

          $13.923
           17.915

                1
          -------

          $13.572
           16.126

                1
          -------

          $10.955
           12.097

                3
          -------

             N/A
             N/A

             N/A
          -------

          $ 8.881
            8.994

                2
          -------

             N/A
             N/A

             N/A
          -------

             N/A
             N/A

             N/A
          -------

             N/A
             N/A

             N/A
          -------

             N/A
             N/A

             N/A
          -------


                                      A-4



                                                                                  2001*
                                                                                ----------
                                                                                  Contract
                                                                                     Value
                                                                                     Death
                                                                                   Benefit
                                                                                ----------
Lincoln VIP Equity-Income Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.114
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.081
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Lincoln VIP Growth and Income Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.112
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Lincoln VIP International Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................         9.998
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Lincoln VIP Managed Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.066
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Lincoln VIP Money Market Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.011
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Lincoln VIP Social Awareness Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.141
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Lincoln VIP Special Opportunities Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.493
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
MFS (Reg. TM)VIT Capital Opportunities Series Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.108
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
MFS (Reg. TM)VIT Total Return Series Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.113
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
MFS (Reg. TM)VIT Utilities Series Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................          9.84
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.181
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------



                                                                                                  2001*
                                                                                ------------------------------------------
                                                                                                                       EEB
                                                                                                     EGMDB           Rider
                                                                                                      with            with
                                                                                      With           Bonus           Bonus
                                                                                     EGMDB          Credit          Credit
                                                                                ----------      ----------      ----------
Lincoln VIP Equity-Income Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.111          10.106          10.104
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.077          10.072           10.07
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Lincoln VIP Growth and Income Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.108          10.103          10.101
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Lincoln VIP International Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................         9.994            9.99           9.988
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Lincoln VIP Managed Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.062          10.057          10.056
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Lincoln VIP Money Market Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.007          10.002           9.999
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Lincoln VIP Social Awareness Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.137          10.132           10.13
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Lincoln VIP Special Opportunities Fund Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.489          10.484          10.481
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
MFS (Reg. TM)VIT Capital Opportunities Series Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.104          10.099          10.097
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
MFS (Reg. TM)VIT Total Return Series Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.109          10.105          10.102
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
MFS (Reg. TM)VIT Utilities Series Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................         9.837           9.832            9.83
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000         $10.000         $10.000
o End of period ..........................................................        10.177          10.172           10.17
Number of accumulation units
o End of period (000's omitted) ..........................................             1               1               1
---------------------------------------------------------------------------      -------         -------         -------


                                      A-5



                                         2002*
         ---------------------------------------------------------------------
                                                                           EEB
              Contract                                 EGMDB             Rider
                 Value                                  with              with
                 Death               With              Bonus             Bonus
               Benefit              EGMDB             Credit            Credit
         -------------      -------------      -------------      ------------

            $10.114            $10.110            $10.106             N/A
              8.443              8.416              8.374             N/A

                 13                 15                  5             N/A
            -------            -------            -------             ----

            $10.081            $10.077            $10.072             N/A
              8.783              8.753              8.710             N/A

                  1**                1**                2             N/A
            -------            -------            -------             ----

            $10.112            $10.108            $10.103             N/A
              7.802              7.777              7.739             N/A

                 13                  2                  5             N/A
            -------            -------            -------             ----

            $ 9.998            $ 9.994            $ 9.990             N/A
              8.831              8.801              8.759             N/A

                  8                  1**                1**           N/A
            -------            -------            -------             ----

            $10.066            $10.062             N/A                N/A
              8.864              8.832             N/A                N/A

                 12                  8             N/A                N/A
            -------            -------            -------             ----

            $10.011            $10.007            $10.002             N/A
             10.050             10.013              9.966             N/A

                 51                 14                  5             N/A
            -------            -------            -------             ----

            $10.141            $10.137            $10.132             N/A
              7.818              7.792              7.753             N/A

                  3                 12                  1             N/A
            -------            -------            -------             ----

            $10.493            $10.489            $10.484             N/A
              9.171              9.139              9.094             N/A

                 43                  1                  2             N/A
            -------            -------            -------             ----

            $10.108             N/A                N/A                N/A
              7.033             N/A                N/A                N/A

                  4             N/A                N/A                N/A
            -------            -------            -------             ----

            $10.113            $10.109            $10.105             N/A
              9.495              9.460              9.417             N/A

                 15                  1                  4             N/A
            -------            -------            -------             ----

            $ 9.840             N/A               $ 9.832            $9.830
              7.525             N/A                 7.462             7.447

                  1**           N/A                     1**               1**
            -------            -------            -------            ------

            $10.181             N/A               $10.172            $10.170
              7.121             N/A                 7.062             7.048

                  3             N/A                     1                 1**
            -------            -------            -------            -------



                                      2003                                                       2004
         ---------------------------------------------------------------      ------------------------------------------
                                                                     EEB
           Contract                             EGMDB              Rider        Contract                           EGMDB
              Value                              with               with           Value                            with
              Death              With           Bonus              Bonus           Death            With           Bonus
            Benefit             EGMDB          Credit             Credit         Benefit           EGMDB          Credit
         ----------      ------------      ----------      -------------      ----------      ----------      ----------

          $ 8.443           $8.416          $ 8.374            N/A             $11.063         $10.994         $10.891
           11.063           10.994           10.891            N/A              12.023          11.912          11.747

               63               35               21            N/A                 121              41              35
          -------           ------          -------            ----            -------         -------         -------

          $ 8.783           $8.753          $ 8.710            N/A             $10.470            N/A          $10.305
           10.470           10.403           10.305            N/A              11.769            N/A           11.497

               16                1**              2            N/A                  19            N/A                3
          -------           ------          -------            ----            -------         -------         -------

          $ 7.802           $7.777          $ 7.739           $ 7.337          $10.020         $ 9.958         $ 9.864
           10.020            9.958            9.864             9.824           11.110          11.008          10.855

               54               18               17                 1               85              21              26
          -------           ------          -------           -------          -------         -------         -------

          $ 8.831           $8.801          $ 8.759            N/A             $12.382         $12.303         $12.189
           12.382           12.303           12.189            N/A              14.825          14.687          14.485

               42                6                7            N/A                  76              16              16
          -------           ------          -------           -------          -------         -------         -------

          $ 8.864           $8.832          $ 8.482            N/A             $10.785         $10.714         $10.614
          $10.785           $10.714         $10.614            N/A              11.745          11.634          11.473

               58                6               22            N/A                  82              15              30
          -------           -------         -------           -------          -------         -------         -------

          $10.050           $10.013         $ 9.966            N/A             $10.017         $ 9.950         $ 9.859
          $10.017           $9.950          $ 9.859            N/A              10.005           9.908           9.774

               57                4               10            N/A                  25               3              12
          -------           -------         -------           -------          -------         -------         -------

          $ 7.818           $7.792          $ 7.753           $ 7.663          $10.206         $10.142         $10.046
          $10.206           $10.142         $10.046           $10.007           11.388          11.283          11.126

               44               17               10                 1               57              22              15
          -------           -------         -------           -------          -------         -------         -------

          $ 9.171           $9.139          $ 9.094           $ 8.509          $12.167         $12.089         $11.975
          $12.167           $12.089         $11.975           $11.924           14.788          14.649          14.446

               64                5               12                 1**            111              11              20
          -------           -------         -------           -------          -------         -------         -------

          $ 7.033            N/A            $ 8.299            N/A             $ 8.868            N/A          $ 8.739
            8.868            N/A              8.739            N/A               9.874            N/A            9.658

                8            N/A                  4            N/A                   6            N/A                1
          -------           -------         -------           -------          -------         -------         -------

          $ 9.495           $9.460          $ 9.417           $10.073          $10.935         $10.862         $10.764
           10.935           10.862           10.764            10.716           12.052          11.936          11.775

               53               10               10                 4               65              11              14
          -------           -------         -------           -------          -------         -------         -------

          $ 7.525            N/A            $ 7.462           $ 7.447          $10.123         $10.551         $ 9.966
          $10.123            N/A            $ 9.966           $ 9.924           13.049          12.933          12.750

               13            N/A                  6                 1               38               1              15
          -------           -------         -------           -------          -------         -------         -------

          $ 7.121           $7.458          $ 7.062           $ 7.048          $ 9.029         $ 8.974         $ 8.887
            9.029            8.974            8.887             8.852           10.397          10.303          10.157

               21                3                4                 1               48               4              12
          -------           -------         -------           -------          -------         -------         -------



             2004                                  2004
         -------------                         -------------
                   EEB
                 Rider
                  with
                 Bonus
                Credit
         -------------

             N/A
             N/A

             N/A
             ----

             N/A
             N/A

             N/A
             ----

            $ 9.824
             10.789

                  1
            -------

             N/A
             N/A

             N/A
            -------

             N/A
             N/A

             N/A
            -------

             N/A
             N/A

             N/A
            -------

            $10.007
             11.060

                  2
            -------

            $11.924
             14.356

                  1**
            -------

             N/A
             N/A

             N/A
            -------

            $10.716
             11.699

                  8
            -------

            $ 9.924
             12.672

                  1
            -------

            $ 8.852
             10.096

                  1
            -------


                                      A-6



                                                                                   2001*
                                                                                ------------
                                                                                    Contract
                                                                                       Value
                                                                                       Death
                                                                                     Benefit
                                                                                ------------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
o Beginning of period ....................................................         $10.000
o End of period ..........................................................          10.516
Number of accumulation units
o End of period (000's omitted) ..........................................               1
---------------------------------------------------------------------------        -------
Putnam VT Health Sciences Fund Accumulation unit value
o Beginning of period ....................................................         $10.000
o End of period ..........................................................           9.971
Number of accumulation units
o End of period (000's omitted) ..........................................               1
---------------------------------------------------------------------------        -------
Scudder VIT Equity 500 Index Accumulation unit value
o Beginning of period ....................................................         $10.000
o End of period ..........................................................           9.974
Number of accumulation units
o End of period (000's omitted) ..........................................               1
---------------------------------------------------------------------------        -------
Scudder VIT Small Cap Index Accumulation unit value
o Beginning of period ....................................................         $10.000
o End of period ..........................................................          10.687
Number of accumulation units
o End of period (000's omitted) ..........................................               1
---------------------------------------------------------------------------        -------
Wells Fargo VT Equity Income Fund Accumulation unit value
o Beginning of period (5/20/2002) ........................................           N/A
o End of period ..........................................................           N/A
Number of accumulation units
o End of period (000's omitted) ..........................................           N/A
---------------------------------------------------------------------------        -------
Wells Fargo VT Large Company Growth Fund Accumulation unit value
o Beginning of period (5/20/2002) ........................................           N/A
o End of period ..........................................................           N/A
Number of accumulation units
o End of period (000's omitted) ..........................................           N/A
---------------------------------------------------------------------------        -------
*Wells Fargo VT Small Cap Growth Fund Accumulation unit value
o Beginning of period (5/20/2002) ........................................           N/A
o End of period ..........................................................           N/A
Number of accumulation units
o End of period (000's omitted) ..........................................           N/A
---------------------------------------------------------------------------        -------



                                                                                               2001*
                                                                                ------------------------------------
                                                                                                         EGMDB
                                                                                                          with
                                                                                        With             Bonus
                                                                                       EGMDB            Credit
                                                                                ------------      ------------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
o Beginning of period ....................................................         $10.000           $10.000
o End of period ..........................................................          10.512            10.507
Number of accumulation units
o End of period (000's omitted) ..........................................               1                 1
---------------------------------------------------------------------------        -------           -------
Putnam VT Health Sciences Fund Accumulation unit value
o Beginning of period ....................................................         $10.000           $10.000
o End of period ..........................................................           9.967             9.963
Number of accumulation units
o End of period (000's omitted) ..........................................               1                 1
---------------------------------------------------------------------------        -------           -------
Scudder VIT Equity 500 Index Accumulation unit value
o Beginning of period ....................................................         $10.000           $10.000
o End of period ..........................................................            9.97             9.965
Number of accumulation units
o End of period (000's omitted) ..........................................               1                 1
---------------------------------------------------------------------------        -------           -------
Scudder VIT Small Cap Index Accumulation unit value
o Beginning of period ....................................................         $10.000           $10.000
o End of period ..........................................................          10.682            10.677
Number of accumulation units
o End of period (000's omitted) ..........................................               1                 1
---------------------------------------------------------------------------        -------           -------
Wells Fargo VT Equity Income Fund Accumulation unit value
o Beginning of period (5/20/2002) ........................................           N/A               N/A
o End of period ..........................................................           N/A               N/A
Number of accumulation units
o End of period (000's omitted) ..........................................           N/A               N/A
---------------------------------------------------------------------------        -------           -------
Wells Fargo VT Large Company Growth Fund Accumulation unit value
o Beginning of period (5/20/2002) ........................................           N/A               N/A
o End of period ..........................................................           N/A               N/A
Number of accumulation units
o End of period (000's omitted) ..........................................           N/A               N/A
---------------------------------------------------------------------------        -------           -------
*Wells Fargo VT Small Cap Growth Fund Accumulation unit value
o Beginning of period (5/20/2002) ........................................           N/A               N/A
o End of period ..........................................................           N/A               N/A
Number of accumulation units
o End of period (000's omitted) ..........................................           N/A               N/A
---------------------------------------------------------------------------        -------           -------



                                                                                  2001*
                                                                                ----------
                                                                                       EEB
                                                                                     Rider
                                                                                      with
                                                                                     Bonus
                                                                                    Credit
                                                                                ----------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.504
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Putnam VT Health Sciences Fund Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................          9.96
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Scudder VIT Equity 500 Index Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................         9.964
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Scudder VIT Small Cap Index Accumulation unit value
o Beginning of period ....................................................       $10.000
o End of period ..........................................................        10.674
Number of accumulation units
o End of period (000's omitted) ..........................................             1
---------------------------------------------------------------------------      -------
Wells Fargo VT Equity Income Fund Accumulation unit value
o Beginning of period (5/20/2002) ........................................          N/A
o End of period ..........................................................          N/A
Number of accumulation units
o End of period (000's omitted) ..........................................          N/A
---------------------------------------------------------------------------      -------
Wells Fargo VT Large Company Growth Fund Accumulation unit value
o Beginning of period (5/20/2002) ........................................          N/A
o End of period ..........................................................          N/A
Number of accumulation units
o End of period (000's omitted) ..........................................          N/A
---------------------------------------------------------------------------      -------
*Wells Fargo VT Small Cap Growth Fund Accumulation unit value
o Beginning of period (5/20/2002) ........................................          N/A
o End of period ..........................................................          N/A
Number of accumulation units
o End of period (000's omitted) ..........................................          N/A
---------------------------------------------------------------------------      -------




                                      A-7




                                    2002*
         -----------------------------------------------------------
                                                                 EEB
           Contract                              EGMDB         Rider
              Value                               with          with
              Death            With              Bonus         Bonus
            Benefit           EGMDB             Credit        Credit
         ----------      ----------      -------------      --------

          $10.516         $10.512           $10.507           N/A
            9.311           9.279             9.237           N/A

                3               1                 1**         N/A
          -------         -------           -------         --------

          $ 9.971         $ 9.967            N/A              N/A
            7.862           7.839            N/A              N/A

                5               1            N/A              N/A
          -------         -------           -------         --------

          $ 9.974         $ 9.970           $ 9.965           N/A
            7.670           7.645             7.607           N/A

               34               9                 8           N/A
          -------         -------           -------         --------

          $10.687         $10.682           $10.677           N/A
            8.402           8.372             8.333           N/A

                3               1                 4           N/A
          -------         -------           -------         --------

             N/A             N/A             N/A              N/A
             N/A             N/A             N/A              N/A

             N/A             N/A             N/A              N/A
          -------         -------           -------         --------

             N/A             N/A             N/A              N/A
             N/A             N/A             N/A              N/A

             N/A             N/A             N/A              N/A
          -------         -------           -------         --------

            7.268            N/A             N/A              N/A
            7.006            N/A             N/A              N/A

                2            N/A             N/A              N/A
          -------         -------           -------         --------



                                     2003                                                       2004
         -------------------------------------------------------------      ---------------------------------------------
                                                                   EEB
           Contract                              EGMDB           Rider        Contract                              EGMDB
              Value                               with            with           Value                               with
              Death               With           Bonus           Bonus           Death               With           Bonus
            Benefit              EGMDB          Credit          Credit         Benefit              EGMDB          Credit
         ----------      -------------      ----------      ----------      ----------      -------------      ----------

          $ 9.311           $ 9.279          $ 9.237         $11.281         $12.523           $12.442          $12.331
           12.523            12.442           12.331          12.274          15.171            15.028           14.826

               17                 3                3               2              34                 4                3
          -------           -------          -------         -------         -------           -------          -------

          $ 7.862           $ 7.839          $ 7.561            N/A          $ 9.215           $ 9.161          $ 9.071
            9.215             9.161            9.071            N/A            9.773             9.687            9.548

               12                 1                4            N/A               10                 2                1
          -------           -------          -------         -------         -------           -------          -------

          $ 7.670           $ 7.645          $ 7.607         $ 8.977         $ 9.732           $ 9.672          $ 9.579
            9.732             9.672            9.579           9.541          10.656            10.558           10.410

              150                24               23               2             149                76               26
          -------           -------          -------         -------         -------           -------          -------

          $ 8.402           $ 8.372          $ 8.333            N/A          $12.180           $12.101          $11.990
          $12.180           $12.101          $11.990            N/A           14.201            14.066           13.874

               19                 5               10            N/A               47                 5               14
          -------           -------          -------         -------         -------           -------          -------

             N/A            $ 7.439             N/A             N/A          $10.203           $ 9.894          $10.248
             N/A              9.894             N/A             N/A           10.930            10.848           10.716

             N/A                  1**           N/A             N/A                3                 1**              6
          -------           -------          -------         -------         -------           -------          -------

          $ 8.975            N/A             $ 7.867            N/A          $ 9.817            N/A             $ 9.699
            9.817            N/A               9.699            N/A           10.036            N/A               9.841

                1            N/A                   3            N/A                1            N/A                   3
          -------           -------          -------         -------         -------           -------          -------

          $ 7.006           $ 8.088          $ 7.884            N/A          $ 9.868           $ 9.821          $ 9.749
          $ 9.868           $ 9.821          $ 9.749            N/A           11.115            11.028           10.899

                2                 1**              3            N/A                8                 1                3
          -------           -------          -------         -------         -------           -------          -------



            2004                            2004
         ----------                      ----------
                EEB
              Rider
               with
              Bonus
             Credit
         ----------

          $12.274
           14.728

                2
          -------

             N/A
             N/A

             N/A
          -------

          $ 9.541
           10.348

                5
          -------

             N/A
             N/A

             N/A
          -------

             N/A
             N/A

             N/A
          -------

             N/A
             N/A

             N/A
          -------

             N/A
             N/A

             N/A
          -------



* These values do not reflect the full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

**All numbers less than 500 were rounded up to one.

+ These subaccounts became available in the product in 2004, therefore experience is for less than one year.

Multi-Fund (Reg. TM) 5
Lincoln National
Variable Annuity Account C  (Registrant)

The Lincoln National Life Insurance Company  (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Multi-Fund (Reg. TM) 5 prospectus of Lincoln National Variable Annuity Account C dated May 1, 2005. You may obtain a copy of the Multi-Fund (Reg. TM) 5 prospectus on request and without charge. Please write Multi-Fund (Reg. TM) Customer Service, The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-800-4LINCOLN (454-6265).




Table of Contents




Item                                                  Page
Special terms                                        B-2
Services                                             B-2
Principal underwriter                                B-2
Purchase of securities being offered                 B-2
Annuity payouts                                      B-2
Determination of accumulation and annuity unit
value                                                B-4


Item                                                  Page
Advertising and sales literature                     B-4
Additional services                                  B-6
Other information                                    B-7
Financial statements                                 B-7


This SAI is not a prospectus.
The date of this SAI is May 1, 2005.


Special terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm
The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP, have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



Keeper of records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.



Principal underwriter

We serve as principal underwriter for the contracts, as described in the prospectus. We are not a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation, our affiliate and the principal underwriter for certain other contracts issued by us. We also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. We paid $57,062,208, $49,832,741, and $32,506,660 to Lincoln
Sales Representatives and Selling Firms in 2002, 2003, and 2004, respectively, as sales compensation with respect to the contracts. We retained no underwriting commissions for the sale of the contracts.




Purchase of securities being offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and other deductions, any applicable account fee and/or surrender charge may be reduced or waived.


Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.




Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;

                                                                             B-2

 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.


We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.


At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of age, sex and survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.


i4LIFE (Reg. TM) Advantage

During the Access Period for non-Qualified contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected);
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected.

During the Access Period for IRA contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment;
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected.

For non-qualified contracts, the initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.


B-3

For IRA contracts, the initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.

The annuity factors are based on whether the i4LIFE (Reg. TM) Advantage or Income4Life (Reg. TM) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.

The assumed interest rate is the measuring point for subsequent regular income payments. If the actual net investment rate (annualized) for the contract,whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly. We may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



Determination of accumulation and annuity unit value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.



Advertising and sales literature
As set forth in the prospectus, we may refer to the following indexes and organizations (and others) in our marketing materials:

A.M. Best's Rating System - is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which we intend to refer.

Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

EAFE Index - is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

FITCH - provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.

Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index - This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.


                                                                             B-4

Lehman Brothers Government Intermediate Bond Index - Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.

Lipper Variable Insurance Products Performance Analysis Service - is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Merrill Lynch High Yield Master Index - This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

Moody's - insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morgan Stanley World Capital International World Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morningstar - is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

NASDAQ-OTC Price Index - this index is based on the NASD Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of
100.00 on February 5, 1971.


Russell 1000 Index - Measures the performance of the 1,000 largest companies in the Russell 3000 Index. These 1,000 companies represent approximately 92% of the U.S. equity markets, as of June 2004.

Russell 2000 Index - Measures the performance of the 2,000 smallest companies in the Russell 3000 Index. These 2,000 companies represents the small cap segment of the U. S. equity market, approximately 6%, as of June 2004.

Russell 3000 Index - Russell 3000 (Reg. TM) Index measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2004, the average firm's stock value in the index was $4.4 billion; the median was $822 million. The range of stock value was from $317.8 billion to $175.8 million.


Salomon Brothers 90 Day Treasury-Bill Index - Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Salomon Brothers World Government Bond (Non US) Index - A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Standard & Poor's insurance claims - paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Standard & Poor's 500 Index - A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

VARDS (Variable Annuity Research and Data Service) - provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

In our advertisements and other sales literature for the VAA and the funds, we intend to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations - These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet - An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.


B-5

Additional services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any period between six and sixty months months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.


Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $116 billion and had consolidated revenues of $5.4 billion in 2004. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.

Lincoln Life's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 14,500 employers and more than 1.1 million individuals.


Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the


                                                                             B-6


industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2004 Lincoln Life had total assets of approximately $105.3 billion.




Other information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial statements
Financial statements of the VAA and of Lincoln Life appear on the following pages.

Lincoln National Variable Annuity Account C

Statement of assets and liabilities

December 31, 2004

                                                                                                           Mortality &
                                                                                                           Expense
                                                                Contract                     Contract      Guarantee
                                                                Purchases                    Redemptions   Charges
                                                                Due from                     Due to        Payable to
                                                                The Lincoln                  The Lincoln   The Lincoln
                                                                National Life                National Life National Life
                                                                Insurance                    Insurance     Insurance
Subaccount                                       Investments    Company       Total Assets   Company       Company
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth                    $      324,074   $     --    $      324,074   $     --       $    10
AIM V.I. Premier Equity                                 198,629         --           198,629         --             7
ABVPSF Growth and Income Class B                      2,004,770     11,668         2,016,438         --            56
ABVPSF Growth Class B                                15,497,067         --        15,497,067    143,390           428
ABVPSF Small Cap Value Class A                          474,641      9,928           484,569         --            15
ABVPSF Technology Class B                            46,090,555         --        46,090,555    185,927         1,267
American Century VP Inflation Protection
 Class 2                                                101,557         --           101,557         --             3
American Century VP International                        94,829         --            94,829         --             1
American Funds Global Growth Class 2                  9,345,108     45,115         9,390,223         --           259
American Funds Growth Class 2                       602,756,895    259,801       603,016,696         --        16,686
American Funds Growth-Income Class 2                 49,927,040    116,527        50,043,567         --         1,437
American Funds International Class 2                133,239,117    416,562       133,655,679         --         3,688
Baron Capital Asset                                 180,211,174    359,835       180,571,009         --         4,977
Delaware VIPT Diversified Income                      8,000,532     81,796         8,082,328         --           221
Delaware VIPT Diversified Income Service Class          781,977     34,384           816,361         --            25
Delaware VIPT Emerging Markets Service Class             16,344      7,355            23,699         --             1
Delaware VIPT Global Bond                            76,814,738         --        76,814,738      7,740         2,112
Delaware VIPT REIT                                  264,962,643    330,361       265,293,004         --         7,327
Delaware VIPT REIT Service Class                        673,846     14,370           688,216         --            19
Delaware VIPT Small Cap Value Service Class         258,147,992    341,522       258,489,514         --         7,138
Delaware VIPT Trend                                 374,891,911         --       374,891,911    474,940        10,386
Delaware VIPT Trend Service Class                       220,063      6,168           226,231         --             6
Delaware VIPT Value                                 142,720,246     96,577       142,816,823         --         3,949
Delaware VIPT Value Service Class                       109,047      4,590           113,637         --             3
Fidelity VIP Contrafund Service Class               139,061,674     24,130       139,085,804         --         3,855
Fidelity VIP Contrafund Service Class 2                 314,665      1,382           316,047         --             9
Fidelity VIP Growth Service Class                    93,504,239         --        93,504,239    147,547         2,583
Fidelity VIP Growth Service Class 2                      62,092      1,063            63,155         --             2
Janus Aspen Series Worldwide Growth                 167,574,707         --       167,574,707    106,576         4,607
Lincoln VIPT Aggressive Growth                      221,690,645         --       221,690,645    140,922         6,105
Lincoln VIPT Aggressive Growth Service Class             29,958         --            29,958        830             1
Lincoln VIPT Bond                                   389,991,584         --       389,991,584    596,455        10,751
Lincoln VIPT Bond Service Class                         443,636     21,103           464,739         --            12
Lincoln VIPT Capital Appreciation                   620,288,863         --       620,288,863    586,742        17,104
Lincoln VIPT Capital Appreciation Service Class          12,236         25            12,261         --            --
Lincoln VIPT Equity-Income                          789,233,870    163,401       789,397,271         --        21,782
Lincoln VIPT Equity-Income Service Class                239,263      2,430           241,693         --             7
Lincoln VIPT Global Asset Allocation                249,237,810     49,974       249,287,784         --         6,856
Lincoln VIPT Global Asset Allocation Service
 Class                                                   92,812        345            93,157         --             3
Lincoln VIPT Growth and Income                    2,174,401,556         --     2,174,401,556    207,315        59,874
Lincoln VIPT Growth and Income Service Class            119,902        539           120,441         --             3
Lincoln VIPT International                          381,083,822         --       381,083,822        468        10,484
Lincoln VIPT International Service Class                 80,208      5,915            86,123         --             2
Lincoln VIPT Managed                                567,319,542         --       567,319,542     31,695        15,629
Lincoln VIPT Managed Service Class                      185,192        994           186,186         --             5
Lincoln VIPT Money Market                            82,423,159     48,798        82,471,957         --         2,220
Lincoln VIPT Money Market Service Class                  39,998          6            40,004         --             1
Lincoln VIPT Social Awareness                     1,007,827,951     15,495     1,007,843,446         --        27,794
Lincoln VIPT Social Awareness Service Class             139,695      1,401           141,096         --             4
Lincoln VIPT Special Opportunities                  608,122,804    499,969       608,622,773         --        16,746
Lincoln VIPT Special Opportunities Service Class        227,853      6,371           234,224         --             6
MFS VIT Capital Opportunities                            61,152         --            61,152         --             2
MFS VIT Total Return                                  1,190,226        146         1,190,372         --            40
MFS VIT Utilities                                    63,362,899    184,283        63,547,182         --         1,752
MFS VIT Utilities Service Class                         266,510      2,071           268,581         --             7
NB AMT Mid-Cap Growth                               112,842,794         --       112,842,794     70,031         3,110
NB AMT Partners                                      24,958,397         --        24,958,397     20,801           689
NB AMT Regency                                          651,442         --           651,442         --            20
Putnam VT Health Sciences Class IB                   12,701,014         --        12,701,014     13,777           351
Scudder VIT Equity 500 Index                        150,691,512     99,527       150,791,039         --         4,178
Scudder VIT Equity 500 Index Service Class              133,837      2,455           136,292         --             4
Scudder VIT Small Cap Index                          69,316,180     22,871        69,339,051         --         1,914
Scudder VIT Small Cap Index Service Class               104,209      1,391           105,600         --             3
WFVT Equity Income                                      106,840         --           106,840         --             4
WFVT Large Company Growth                                47,035         --            47,035         --             2
WFVT Small Cap Growth                                   137,269         --           137,269         --             5








Subaccount                                       Net Assets
---------------------------------------------------------------
AIM V.I. International Growth                    $      324,064
AIM V.I. Premier Equity                                 198,622
ABVPSF Growth and Income Class B                      2,016,382
ABVPSF Growth Class B                                15,353,249
ABVPSF Small Cap Value Class A                          484,554
ABVPSF Technology Class B                            45,903,361
American Century VP Inflation Protection
 Class 2                                                101,554
American Century VP International                        94,828
American Funds Global Growth Class 2                  9,389,964
American Funds Growth Class 2                       603,000,010
American Funds Growth-Income Class 2                 50,042,130
American Funds International Class 2                133,651,991
Baron Capital Asset                                 180,566,032
Delaware VIPT Diversified Income                      8,082,107
Delaware VIPT Diversified Income Service Class          816,336
Delaware VIPT Emerging Markets Service Class             23,698
Delaware VIPT Global Bond                            76,804,886
Delaware VIPT REIT                                  265,285,677
Delaware VIPT REIT Service Class                        688,197
Delaware VIPT Small Cap Value Service Class         258,482,376
Delaware VIPT Trend                                 374,406,585
Delaware VIPT Trend Service Class                       226,225
Delaware VIPT Value                                 142,812,874
Delaware VIPT Value Service Class                       113,634
Fidelity VIP Contrafund Service Class               139,081,949
Fidelity VIP Contrafund Service Class 2                 316,038
Fidelity VIP Growth Service Class                    93,354,109
Fidelity VIP Growth Service Class 2                      63,153
Janus Aspen Series Worldwide Growth                 167,463,524
Lincoln VIPT Aggressive Growth                      221,543,618
Lincoln VIPT Aggressive Growth Service Class             29,127
Lincoln VIPT Bond                                   389,384,378
Lincoln VIPT Bond Service Class                         464,727
Lincoln VIPT Capital Appreciation                   619,685,017
Lincoln VIPT Capital Appreciation Service Class          12,261
Lincoln VIPT Equity-Income                          789,375,489
Lincoln VIPT Equity-Income Service Class                241,686
Lincoln VIPT Global Asset Allocation                249,280,928
Lincoln VIPT Global Asset Allocation Service
 Class                                                   93,154
Lincoln VIPT Growth and Income                    2,174,134,367
Lincoln VIPT Growth and Income Service Class            120,438
Lincoln VIPT International                          381,072,870
Lincoln VIPT International Service Class                 86,121
Lincoln VIPT Managed                                567,272,218
Lincoln VIPT Managed Service Class                      186,181
Lincoln VIPT Money Market                            82,469,737
Lincoln VIPT Money Market Service Class                  40,003
Lincoln VIPT Social Awareness                     1,007,815,652
Lincoln VIPT Social Awareness Service Class             141,092
Lincoln VIPT Special Opportunities                  608,606,027
Lincoln VIPT Special Opportunities Service Class        234,218
MFS VIT Capital Opportunities                            61,150
MFS VIT Total Return                                  1,190,332
MFS VIT Utilities                                    63,545,430
MFS VIT Utilities Service Class                         268,574
NB AMT Mid-Cap Growth                               112,769,653
NB AMT Partners                                      24,936,907
NB AMT Regency                                          651,422
Putnam VT Health Sciences Class IB                   12,686,886
Scudder VIT Equity 500 Index                        150,786,861
Scudder VIT Equity 500 Index Service Class              136,288
Scudder VIT Small Cap Index                          69,337,137
Scudder VIT Small Cap Index Service Class               105,597
WFVT Equity Income                                      106,836
WFVT Large Company Growth                                47,033
WFVT Small Cap Growth                                   137,264

See accompanying notes.

Lincoln National Variable Annuity Account C

Statement of operations

Year Ended December 31, 2004

                                                   Dividends
                                                   from        Mortality and     Net
                                                   Investment  Expense           Investment
Subaccount                                         Income      Guarantee Charges Income (Loss)
----------------------------------------------------------------------------------------------
AIM V.I. International Growth                      $     1,893   $     (3,068)    $    (1,175)
AIM V.I. Premier Equity                                    898         (2,636)         (1,738)
ABVPSF Growth and Income Class B                         1,295         (5,688)         (4,393)
ABVPSF Growth Class B                                       --       (175,316)       (175,316)
ABVPSF Small Cap Value Class A                             690         (4,616)         (3,926)
ABVPSF Technology Class B                                   --       (536,970)       (536,970)
American Century VP Inflation Protection Class 2           716           (247)            469
American Century VP International                          465           (482)            (17)
American Funds Global Growth Class 2                     2,069        (23,796)        (21,727)
American Funds Growth Class 2                          964,510     (5,302,596)     (4,338,086)
American Funds Growth-Income Class 2                   349,956       (213,042)        136,914
American Funds International Class 2                 1,540,829     (1,014,922)        525,907
Baron Capital Asset                                         --     (1,356,618)     (1,356,618)
Delaware VIPT Diversified Income                            --        (19,357)        (19,357)
Delaware VIPT Diversified Income Service Class              --         (1,950)         (1,950)
Delaware VIPT Emerging Markets Service Class                --           (107)           (107)
Delaware VIPT Global Bond                           10,779,190       (800,699)      9,978,491
Delaware VIPT REIT                                   3,838,567     (1,976,806)      1,861,761
Delaware VIPT REIT Service Class                            --           (687)           (687)
Delaware VIPT Small Cap Value Service Class             38,230     (2,129,077)     (2,090,847)
Delaware VIPT Trend                                         --     (3,730,957)     (3,730,957)
Delaware VIPT Trend Service Class                           --           (323)           (323)
Delaware VIPT Value                                  2,014,615     (1,294,552)        720,063
Delaware VIPT Value Service Class                           --           (145)           (145)
Fidelity VIP Contrafund Service Class                  273,110     (1,164,662)       (891,552)
Fidelity VIP Contrafund Service Class 2                     --           (332)           (332)
Fidelity VIP Growth Service Class                      170,436       (995,649)       (825,213)
Fidelity VIP Growth Service Class 2                         --            (76)            (76)
Janus Aspen Series Worldwide Growth                  1,781,529     (1,884,839)       (103,310)
Lincoln VIPT Aggressive Growth                              --     (2,168,504)     (2,168,504)
Lincoln VIPT Aggressive Growth Service Class                --            (36)            (36)
Lincoln VIPT Bond                                   15,716,086     (4,024,995)     11,691,091
Lincoln VIPT Bond Service Class                          4,692           (554)          4,138
Lincoln VIPT Capital Appreciation                           --     (6,676,677)     (6,676,677)
Lincoln VIPT Capital Appreciation Service Class             --            (16)            (16)
Lincoln VIPT Equity-Income                           8,265,657     (7,676,896)        588,761
Lincoln VIPT Equity-Income Service Class                 1,000           (357)            643
Lincoln VIPT Global Asset Allocation                 4,027,722     (2,411,202)      1,616,520
Lincoln VIPT Global Asset Allocation Service Class          70            (44)             26
Lincoln VIPT Growth and Income                      26,912,082    (21,220,255)      5,691,827
Lincoln VIPT Growth and Income Service Class               544           (174)            370
Lincoln VIPT International                           3,616,600     (3,393,028)        223,572
Lincoln VIPT International Service Class                   218           (104)            114
Lincoln VIPT Managed                                11,980,229     (5,657,433)      6,322,796
Lincoln VIPT Managed Service Class                       1,265           (233)          1,032
Lincoln VIPT Money Market                              839,618       (944,622)       (105,004)
Lincoln VIPT Money Market Service Class                     57            (46)             11
Lincoln VIPT Social Awareness                        8,963,022     (9,762,778)       (799,756)
Lincoln VIPT Social Awareness Service Class                389           (197)            192
Lincoln VIPT Special Opportunities                   6,422,525     (5,337,257)      1,085,268
Lincoln VIPT Special Opportunities Service Class           744           (278)            466
MFS VIT Capital Opportunities                              383           (895)           (512)
MFS VIT Total Return                                    15,080        (11,552)          3,528
MFS VIT Utilities                                      431,054       (356,686)         74,368
MFS VIT Utilities Service Class                             --           (176)           (176)
NB AMT Mid-Cap Growth                                       --     (1,038,218)     (1,038,218)
NB AMT Partners                                          2,715       (245,873)       (243,158)
NB AMT Regency                                             115         (4,988)         (4,873)
Putnam VT Health Sciences Class IB                      23,195       (129,398)       (106,203)
Scudder VIT Equity 500 Index                         1,627,702     (1,460,179)        167,523
Scudder VIT Equity 500 Index Service Class                  --           (182)           (182)
Scudder VIT Small Cap Index                            310,841       (681,666)       (370,825)
Scudder VIT Small Cap Index Service Class                   --           (115)           (115)
WFVT Equity Income                                         984           (586)            398
WFVT Large Company Growth                                   --           (617)           (617)
WFVT Small Cap Growth                                       --         (1,299)         (1,299)

See accompanying notes.

                                               Net Change in   Net Increase
                 Dividends from Total          Unrealized      (Decrease) in
  Net Realized   Net Realized   Net Realized   Appreciation or Net Assets
  Gain (Loss) on Gain on        Gain (Loss)    Depreciation on Resulting from
  Investments    Investments    on Investments Investments     Operations
  ---------------------------------------------------------------------------
   $      3,257   $        --    $      3,257   $     55,339    $     57,421
          4,917            --           4,917          5,082           8,261
            911            --             911        144,935         141,453
        174,943            --         174,943      1,305,146       1,304,773
          5,886         8,873          14,759         59,210          70,043
     (1,530,421)           --      (1,530,421)     2,788,096         720,705
            173            --             173            812           1,454
          3,408            --           3,408          9,631          13,022
            494            --             494        759,594         738,361
       (468,736)           --        (468,736)    64,002,072      59,195,250
         29,930            --          29,930      3,130,726       3,297,570
         77,737            --          77,737     17,764,100      18,367,744
        827,996            --         827,996     31,520,241      30,991,619
          6,748            --           6,748        312,914         300,305
            222            --             222         28,618          26,890
          1,965            --           1,965          1,762           3,620
      2,347,700     1,694,601       4,042,301     (6,074,018)      7,946,774
      2,264,658     3,977,310       6,241,968     46,207,399      54,311,128
             --            --              --         33,022          32,335
      1,176,443     4,044,775       5,221,218     37,595,340      40,725,711
       (526,529)           --        (526,529)    42,905,748      38,648,262
             17            --              17         13,658          13,352
        153,028            --         153,028     16,257,515      17,130,606
             84            --              84          5,379           5,318
        379,853            --         379,853     16,905,312      16,393,613
            205            --             205         11,745          11,618
     (8,537,329)           --      (8,537,329)    10,947,374       1,584,832
             14            --              14          2,380           2,318
    (39,955,686)           --     (39,955,686)    44,980,839       4,921,843
    (18,045,506)           --     (18,045,506)    45,521,383      25,307,373
             (3)           --              (3)         1,720           1,681
      3,471,126    11,750,975      15,222,101    (10,550,242)     16,362,950
           (195)           --            (195)        (1,424)          2,519
    (43,203,232)           --     (43,203,232)    72,775,194      22,895,285
            109            --             109            542             635
      3,913,448            --       3,913,448     58,295,178      62,797,387
             58            --              58          9,968          10,669
        316,621            --         316,621     26,095,786      28,028,927
              6            --               6          1,596           1,628
    (17,404,043)           --     (17,404,043)   228,878,046     217,165,830
            398            --             398          5,462           6,230
      4,371,841            --       4,371,841     58,174,715      62,770,128
             93            --              93          4,921           5,128
       (815,090)           --        (815,090)    41,869,671      47,377,377
            125            --             125          6,341           7,498
             --            --              --             --        (105,004)
             --            --              --             --              11
     (9,152,027)           --      (9,152,027)   116,565,758     106,613,975
            427            --             427          6,801           7,420
      4,091,803            --       4,091,803    102,618,523     107,795,594
            203            --             203         12,978          13,647
          7,062            --           7,062           (354)          6,196
          5,105            --           5,105         91,257          99,890
        562,992            --         562,992     10,244,939      10,882,299
             57            --              57         10,414          10,295
     (7,140,122)           --      (7,140,122)    22,954,195      14,775,855
        554,945            --         554,945      3,499,061       3,810,848
          2,935            --           2,935         96,217          94,279
        195,867            --         195,867        569,637         659,301
     (1,243,011)           --      (1,243,011)    14,054,295      12,978,807
             (6)           --              (6)         6,051           5,863
      2,216,954            --       2,216,954      7,564,543       9,410,672
             35            --              35          5,617           5,537
             87            --              87          7,416           7,901
            271            --             271            977             631
          1,373            --           1,373          7,546           7,620

Lincoln National Variable Annuity Account C

Statements of changes in net assets

Years Ended December 31, 2003 and 2004


                                                                         AIM V.I. International AIM V.I. Premier
                                                                         Growth                 Equity
                                                                         Subaccount             Subaccount
-------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                     $   19,080           $ 281,790
Changes From Operations:
.. Net investment income (loss)                                                         56              (2,825)
.. Net realized gain (loss) on investments                                              66               1,040
.. Net change in unrealized appreciation on investments                             29,557              53,885
                                                                               ----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    29,679              52,100
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                               8,415               8,293
..  Contract withdrawals & transfers to annuity reserves                               (95)             (8,822)
..  Contract transfers                                                             163,265            (126,048)
                                                                               ----------           ---------
                                                                                  171,585            (126,577)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                              --                  --
..  Annuity Payments                                                                    --                  --
..  Receipt (reimbursement) of mortality guarantee adjustment                           --                  --
                                                                               ----------           ---------
                                                                                       --                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS            171,585            (126,577)
                                                                               ----------           ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           201,264             (74,477)
                                                                               ----------           ---------
NET ASSETS AT DECEMBER 31, 2003                                                   220,344             207,313
Changes From Operations:
.. Net investment income (loss)                                                     (1,175)             (1,738)
.. Net realized gain (loss) on investments                                           3,257               4,917
.. Net change in unrealized appreciation or depreciation on investments             55,339               5,082
                                                                               ----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    57,421               8,261
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                              11,894              10,006
..  Contract withdrawals & transfers to annuity reserves                            (1,655)            (26,099)
..  Contract transfers                                                              36,060                (859)
                                                                               ----------           ---------
                                                                                   46,299             (16,952)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                              --                  --
..  Annuity Payments                                                                    --                  --
..  Receipt (reimbursement) of mortality guarantee adjustment                           --                  --
                                                                               ----------           ---------
                                                                                       --                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS             46,299             (16,952)
                                                                               ----------           ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           103,720              (8,691)
                                                                               ----------           ---------
NET ASSETS AT DECEMBER 31, 2004                                                $  324,064           $ 198,622
                                                                               ==========           =========

                                                                                                Delaware VIPT
                                                                         Delaware VIPT          Diversified Income
                                                                         Diversified Income     Service Class
                                                                         Subaccount             Subaccount
-------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                     $       --           $      --
Changes From Operations:
.. Net investment income (loss)                                                         --                  --
.. Net realized gain (loss) on investments                                              --                  --
.. Net change in unrealized appreciation on investments                                 --                  --
                                                                               ----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        --                  --
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                                  --                  --
..  Contract withdrawals & transfers to annuity reserves                                --                  --
..  Contract transfers                                                                  --                  --
                                                                               ----------           ---------
                                                                                       --                  --
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                              --                  --
..  Annuity Payments                                                                    --                  --
..  Receipt (reimbursement) of mortality guarantee adjustment                           --                  --
                                                                               ----------           ---------
                                                                                       --                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                 --                  --
                                                                               ----------           ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --                  --
                                                                               ----------           ---------
NET ASSETS AT DECEMBER 31, 2003                                                        --                  --
Changes From Operations:
.. Net investment income (loss)                                                    (19,357)             (1,950)
.. Net realized gain (loss) on investments                                           6,748                 222
.. Net change in unrealized appreciation or depreciation on investments            312,914              28,618
                                                                               ----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   300,305              26,890
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             381,660             555,435
..  Contract withdrawals & transfers to annuity reserves                          (158,170)             (8,217)
..  Contract transfers                                                           7,377,034             242,228
                                                                               ----------           ---------
                                                                                7,600,524             789,446
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                         188,945                  --
..  Annuity Payments                                                                (6,999)                 --
..  Receipt (reimbursement) of mortality guarantee adjustment                         (668)                 --
                                                                               ----------           ---------
                                                                                  181,278                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          7,781,802             789,446
                                                                               ----------           ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         8,082,107             816,336
                                                                               ----------           ---------
NET ASSETS AT DECEMBER 31, 2004                                                $8,082,107           $ 816,336
                                                                               ==========           =========

                                                                         ABVPSF Growth
                                                                         and Income       ABVPSF Growth
                                                                         Class B          Class B
                                                                         Subaccount       Subaccount
-------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                  $       --    $  5,163,438
Changes From Operations:
.. Net investment income (loss)                                                      --         (93,932)
.. Net realized gain (loss) on investments                                           --        (595,677)
.. Net change in unrealized appreciation on investments                              --       3,499,834
                                                                            ----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     --       2,810,225
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                               --       1,401,417
..  Contract withdrawals & transfers to annuity reserves                             --        (989,933)
..  Contract transfers                                                               --       4,974,239
                                                                            ----------    ------------
                                                                                    --       5,385,723
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                           --              --
..  Annuity Payments                                                                 --          (4,148)
..  Receipt (reimbursement) of mortality guarantee adjustment                        --              36
                                                                            ----------    ------------
                                                                                    --          (4,112)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS              --       5,381,611
                                                                            ----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --       8,191,836
                                                                            ----------    ------------
NET ASSETS AT DECEMBER 31, 2003                                                     --      13,355,274
Changes From Operations:
.. Net investment income (loss)                                                  (4,393)       (175,316)
.. Net realized gain (loss) on investments                                          911         174,943
.. Net change in unrealized appreciation or depreciation on investments         144,935       1,305,146
                                                                            ----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                141,453       1,304,773
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                          169,314       1,982,915
..  Contract withdrawals & transfers to annuity reserves                        (22,333)     (1,924,808)
..  Contract transfers                                                        1,727,948         644,117
                                                                            ----------    ------------
                                                                             1,874,929         702,224
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                           --           2,620
..  Annuity Payments                                                                 --         (11,673)
..  Receipt (reimbursement) of mortality guarantee adjustment                        --              31
                                                                            ----------    ------------
                                                                                    --          (9,022)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       1,874,929         693,202
                                                                            ----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      2,016,382       1,997,975
                                                                            ----------    ------------
NET ASSETS AT DECEMBER 31, 2004                                             $2,016,382    $ 15,353,249
                                                                            ==========    ============

                                                                         Delaware VIPT
                                                                         Emerging         Delaware VIPT
                                                                         Markets Service  Global Bond
                                                                         Class Subaccount Subaccount
-------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                  $       --    $ 83,503,891
Changes From Operations:
.. Net investment income (loss)                                                      --         639,490
.. Net realized gain (loss) on investments                                           --       5,130,234
.. Net change in unrealized appreciation on investments                              --      10,988,753
                                                                            ----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     --      16,758,477
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                               --      12,371,649
..  Contract withdrawals & transfers to annuity reserves                             --     (12,066,500)
..  Contract transfers                                                               --      (6,292,925)
                                                                            ----------    ------------
                                                                                    --      (5,987,776)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                           --         370,526
..  Annuity Payments                                                                 --         (90,248)
..  Receipt (reimbursement) of mortality guarantee adjustment                        --              (4)
                                                                            ----------    ------------
                                                                                    --         280,274
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS              --      (5,707,502)
                                                                            ----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --      11,050,975
                                                                            ----------    ------------
NET ASSETS AT DECEMBER 31, 2003                                                     --      94,554,866
Changes From Operations:
.. Net investment income (loss)                                                    (107)      9,978,491
.. Net realized gain (loss) on investments                                        1,965       4,042,301
.. Net change in unrealized appreciation or depreciation on investments           1,762      (6,074,018)
                                                                            ----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  3,620       7,946,774
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                            7,810       8,384,819
..  Contract withdrawals & transfers to annuity reserves                           (246)    (10,435,021)
..  Contract transfers                                                           12,514     (23,579,977)
                                                                            ----------    ------------
                                                                                20,078     (25,630,179)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                           --          29,188
..  Annuity Payments                                                                 --         (95,809)
..  Receipt (reimbursement) of mortality guarantee adjustment                        --              46
                                                                            ----------    ------------
                                                                                    --         (66,575)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          20,078     (25,696,754)
                                                                            ----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         23,698     (17,749,980)
                                                                            ----------    ------------
NET ASSETS AT DECEMBER 31, 2004                                             $   23,698    $ 76,804,886
                                                                            ==========    ============

See accompanying notes.

                                   American Century VP  American      American Funds                American Funds American Funds
ABVPSF Small Cap ABVPSF Technology Inflation Protection Century VP    Global Growth  American Funds Growth-Income  International
Value Class A    Class B           Class 2              International Class 2        Growth Class 2 Class 2        Class 2
Subaccount       Subaccount        Subaccount           Subaccount    Subaccount     Subaccount     Subaccount     Subaccount
----------------------------------------------------------------------------------------------------------------------------------
 $       86,328    $ 27,282,270        $         --     $    135,042    $       --    $247,889,602   $ 1,371,695    $ 37,340,419
         (1,170)       (427,568)                 --             (351)           --      (2,971,216)        9,686         296,910
          4,782      (7,597,031)                 --           60,873            --      (1,008,360)       18,734        (463,793)
         69,180      21,771,108                  --           11,580            --     107,198,846     1,202,609      16,069,226
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
         72,792      13,746,509                  --           72,102            --     103,219,270     1,231,029      15,902,343
         68,486       5,961,094                  --            1,600            --      63,714,357     2,517,342       8,422,959
        (18,902)     (3,835,523)                 --               --            --     (30,703,449)     (275,529)     (4,156,127)
        126,321      21,403,353                  --         (107,503)           --      77,143,916     1,798,102      16,023,244
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
        175,905      23,528,924                  --         (105,903)           --     110,154,824     4,039,915      20,290,076
             --          10,402                  --               --            --       1,611,973        60,607         181,155
             --          (7,811)                 --               --            --        (280,932)       (1,703)        (37,472)
             --              --                  --               --            --          (1,286)         (169)            (27)
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
             --           2,591                  --               --            --       1,329,755        58,735         143,656
        175,905      23,531,515                  --         (105,903)           --     111,484,579     4,098,650      20,433,732
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
        248,697      37,278,024                  --          (33,801)           --     214,703,849     5,329,679      36,336,075
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
        335,025      64,560,294                  --          101,241            --     462,593,451     6,701,374      73,676,494
         (3,926)       (536,970)                469              (17)      (21,727)     (4,338,086)      136,914         525,907
         14,759      (1,530,421)                173            3,408           494        (468,736)       29,930          77,737
         59,210       2,788,096                 812            9,631       759,594      64,002,072     3,130,726      17,764,100
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
         70,043         720,705               1,454           13,022       738,361      59,195,250     3,297,570      18,367,744
         56,869       5,856,650              36,531              350       717,309      80,796,021     6,103,575      15,638,622
         (9,056)     (6,386,761)             (1,105)         (19,787)     (174,275)    (54,020,938)   (1,427,146)     (9,979,556)
         31,673     (18,840,267)             64,674                2     8,093,364      53,815,708    35,097,778      35,770,826
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
         79,486     (19,370,378)            100,100          (19,435)    8,636,398      80,590,791    39,774,207      41,429,892
             --              --                  --               --        15,419       1,056,767       288,818         243,154
             --          (7,473)                 --               --          (182)       (425,154)      (19,113)        (64,469)
             --             213                  --               --           (32)        (11,095)         (726)           (824)
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
             --          (7,260)                 --               --        15,205         620,518       268,979         177,861
         79,486     (19,377,638)            100,100          (19,435)    8,651,603      81,211,309    40,043,186      41,607,753
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
        149,529     (18,656,933)            101,554           (6,413)    9,389,964     140,406,559    43,340,756      59,975,497
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
 $      484,554    $ 45,903,361        $    101,554     $     94,828    $9,389,964    $603,000,010   $50,042,130    $133,651,991
 ==============    ============        ============     ============    ==========    ============   ===========    ============

                 Delaware VIPT     Delaware VIPT                      Delaware VIPT                 Delaware VIPT  Fidelity VIP
Delaware VIPT    REIT              Small Cap Value      Delaware VIPT Trend          Delaware VIPT  Value          Contrafund
REIT             Service Class     Service Class        Trend         Service Class  Value          Service Class  Service Class
Subaccount       Subaccount        Subaccount           Subaccount    Subaccount     Subaccount     Subaccount     Subaccount
----------------------------------------------------------------------------------------------------------------------------------
 $  109,256,910    $         --        $ 98,112,228     $280,180,149    $       --    $ 89,576,306   $        --    $ 67,756,061
      1,723,621              --            (974,097)      (3,151,369)           --         837,572            --        (550,703)
      1,118,583              --            (666,811)      (6,206,121)           --        (880,933)           --        (482,970)
     32,702,676              --          44,580,011      101,672,144            --      25,086,770            --      21,494,417
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
     35,544,880              --          42,939,103       92,314,654            --      25,043,409            --      20,460,744
     18,854,535              --          19,849,688       30,776,334            --      12,885,967            --      12,079,028
    (13,034,086)             --         (11,644,990)     (30,664,296)           --      (9,956,212)           --      (7,911,678)
     10,302,479              --          30,234,383       (3,476,882)           --       5,510,091            --      10,080,984
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
     16,122,928              --          38,439,081       (3,364,844)           --       8,439,846            --      14,248,334
         45,192              --             377,103          140,328            --         159,299            --         163,491
        (61,955)             --             (80,125)         (96,788)           --        (125,151)           --         (59,078)
          1,628              --                 (43)           1,380            --          (1,758)           --           1,563
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
        (15,135)             --             296,935           44,920            --          32,390            --         105,976
     16,107,793              --          38,736,016       (3,319,924)           --       8,472,236            --      14,354,310
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
     51,652,673              --          81,675,119       88,994,730            --      33,515,645            --      34,815,054
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
    160,909,583              --         179,787,347      369,174,879            --     123,091,951            --     102,571,115
      1,861,761            (687)         (2,090,847)      (3,730,957)         (323)        720,063          (145)       (891,552)
      6,241,968              --           5,221,218         (526,529)           17         153,028            84         379,853
     46,207,399          33,022          37,595,340       42,905,748        13,658      16,257,515         5,379      16,905,312
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
     54,311,128          32,335          40,725,711       38,648,262        13,352      17,130,606         5,318      16,393,613
     22,692,548         657,927          27,830,889       31,353,834       213,500      14,214,006       109,988      15,177,794
    (22,405,100)         (7,448)        (22,164,792)     (47,523,269)       (1,130)    (17,301,447)       (2,270)    (17,220,003)
     49,668,358           5,383          32,235,508      (17,273,373)          503       5,743,990           598      21,902,524
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
     49,955,806         655,862          37,901,605      (33,442,808)      212,873       2,656,549       108,316      19,860,315
        201,745              --             173,233          133,302            --          76,295            --         341,035
        (89,563)             --            (103,298)        (107,602)           --        (144,242)           --         (81,017)
         (3,022)             --              (2,222)             552            --           1,715            --          (3,112)
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
        109,160              --              67,713           26,252            --         (66,232)           --         256,906
     50,064,966         655,862          37,969,318      (33,416,556)      212,873       2,590,317       108,316      20,117,221
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
    104,376,094         688,197          78,695,029        5,231,706       226,225      19,720,923       113,634      36,510,834
 --------------    ------------        ------------     ------------    ----------    ------------   -----------    ------------
 $  265,285,677    $    688,197        $258,482,376     $374,406,585    $  226,225    $142,812,874   $   113,634    $139,081,949
 ==============    ============        ============     ============    ==========    ============   ===========    ============


Baron Capital
Asset Subaccount
----------------
  $ 75,841,607
      (837,962)
      (433,736)
    22,634,332
  ------------
    21,362,634
    12,129,082
    (8,400,630)
       253,292
  ------------
     3,981,744
       128,757
       (50,004)
          (236)
  ------------
        78,517
     4,060,261
  ------------
    25,422,895
  ------------
   101,264,502
    (1,356,618)
       827,996
    31,520,241
  ------------
    30,991,619
    16,033,387
   (14,404,855)
    46,619,300
  ------------
    48,247,832
        98,774
       (36,543)
          (152)
  ------------
        62,079
    48,309,911
  ------------
    79,301,530
  ------------
  $180,566,032
  ============

Fidelity VIP
Contrafund
Service Class 2
Subaccount
----------------
  $         --
            --
            --
            --
  ------------
            --
            --
            --
            --
  ------------
            --
            --
            --
            --
  ------------
            --
            --
  ------------
            --
  ------------
            --
          (332)
           205
        11,745
  ------------
        11,618
       320,986
       (18,159)
         1,593
  ------------
       304,420
            --
            --
            --
  ------------
            --
       304,420
  ------------
       316,038
  ------------
  $    316,038
  ============

Lincoln National Variable Annuity Account C

Years Ended December 31, 2003 and 2004


                                                                         Fidelity VIP      Fidelity VIP
                                                                         Growth            Growth            Janus Aspen Series
                                                                         Service Class     Service Class 2   Worldwide Growth
                                                                         Subaccount        Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                $   79,764,156       $     --         $199,016,331
Changes From Operations:
.. Net investment income (loss)                                                  (724,094)            --              224,011
.. Net realized gain (loss) on investments                                     (6,367,901)            --          (27,623,073)
.. Net change in unrealized appreciation on investments                        31,580,728             --           69,221,284
                                                                          --------------       --------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               24,488,733             --           41,822,222
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                         10,414,658             --           23,114,003
..  Contract withdrawals & transfers to annuity reserves                       (8,480,541)            --          (19,833,991)
..  Contract transfers                                                         (2,344,300)            --          (29,077,219)
                                                                          --------------       --------         ------------
                                                                                (410,183)            --          (25,797,207)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                         45,311             --              (45,320)
..  Annuity Payments                                                              (30,397)            --              (46,349)
..  Receipt (reimbursement) of mortality guarantee adjustment                      (1,335)            --                  291
                                                                          --------------       --------         ------------
                                                                                  13,579             --              (91,378)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          (396,604)            --          (25,888,585)
                                                                          --------------       --------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       24,092,129             --           15,933,637
                                                                          --------------       --------         ------------
NET ASSETS AT DECEMBER 31, 2003                                              103,856,285             --          214,949,968
Changes From Operations:
.. Net investment income (loss)                                                  (825,213)           (76)            (103,310)
.. Net realized gain (loss) on investments                                     (8,537,329)            14          (39,955,686)
.. Net change in unrealized appreciation or depreciation on investments        10,947,374          2,380           44,980,839
                                                                          --------------       --------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                1,584,832          2,318            4,921,843
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                          9,630,551         60,858           17,385,760
..  Contract withdrawals & transfers to annuity reserves                      (11,068,453)            (2)         (25,551,515)
..  Contract transfers                                                        (10,747,821)           (21)         (44,150,877)
                                                                          --------------       --------         ------------
                                                                             (12,185,723)        60,835          (52,316,632)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                        139,396             --              (47,050)
..  Annuity Payments                                                              (36,986)            --              (45,283)
..  Receipt (reimbursement) of mortality guarantee adjustment                      (3,695)            --                  678
                                                                          --------------       --------         ------------
                                                                                  98,715             --              (91,655)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (12,087,008)        60,835          (52,408,287)
                                                                          --------------       --------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (10,502,176)        63,153          (47,486,444)
                                                                          --------------       --------         ------------
NET ASSETS AT DECEMBER 31, 2004                                           $   93,354,109       $ 63,153         $167,463,524
                                                                          ==============       ========         ============


                                                                                           Lincoln VIPT
                                                                         Lincoln VIPT      Growth and Income Lincoln VIPT
                                                                         Growth and Income Service Class     International
                                                                         Subaccount        Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                $1,830,003,177       $     --         $246,832,145
Changes From Operations:
.. Net investment income (loss)                                                 3,288,364             --            2,829,610
.. Net realized gain (loss) on investments                                    (49,462,553)            --           (1,654,253)
.. Net change in unrealized appreciation on investments                       538,528,543             --           94,816,276
                                                                          --------------       --------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              492,354,354             --           95,991,633
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                        104,041,518             --           15,723,904
..  Contract withdrawals & transfers to annuity reserves                     (211,518,090)            --          (30,212,990)
..  Contract transfers                                                        (38,436,583)            --            1,323,122
                                                                          --------------       --------         ------------
                                                                            (145,913,155)            --          (13,165,964)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                      2,811,644             --              131,499
..  Annuity Payments                                                           (2,998,718)            --              (71,272)
..  Receipt (reimbursement) of mortality guarantee adjustment                    (295,433)            --               (5,618)
                                                                          --------------       --------         ------------
                                                                                (482,507)            --               54,609
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (146,395,662)            --          (13,111,355)
                                                                          --------------       --------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      345,958,692             --           82,880,278
                                                                          --------------       --------         ------------
NET ASSETS AT DECEMBER 31, 2003                                            2,175,961,869             --          329,712,423
Changes From Operations:
.. Net investment income (loss)                                                 5,691,827            370              223,572
.. Net realized gain (loss) on investments                                    (17,404,043)           398            4,371,841
.. Net change in unrealized appreciation or depreciation on investments       228,878,046          5,462           58,174,715
                                                                          --------------       --------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              217,165,830          6,230           62,770,128
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                         93,041,189        129,445           17,237,208
..  Contract withdrawals & transfers to annuity reserves                     (237,881,765)       (15,335)         (40,442,429)
..  Contract transfers                                                        (73,510,920)            98           11,656,156
                                                                          --------------       --------         ------------
                                                                            (218,351,496)       114,208          (11,549,065)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                      2,578,643             --              249,779
..  Annuity Payments                                                           (3,497,593)            --              (95,538)
..  Receipt (reimbursement) of mortality guarantee adjustment                     277,114             --              (14,857)
                                                                          --------------       --------         ------------
                                                                                (641,836)            --              139,384
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (218,993,332)       114,208          (11,409,681)
                                                                          --------------       --------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (1,827,502)       120,438           51,360,447
                                                                          --------------       --------         ------------
NET ASSETS AT DECEMBER 31, 2004                                           $2,174,134,367       $120,438         $381,072,870
                                                                          ==============       ========         ============


                                                                         Lincoln VIPT
                                                                         Aggressive Growth
                                                                         Subaccount
------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                 $177,251,404
Changes From Operations:
.. Net investment income (loss)                                               (1,981,377)
.. Net realized gain (loss) on investments                                   (13,940,761)
.. Net change in unrealized appreciation on investments                       69,872,424
                                                                           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              53,950,286
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                        20,844,823
..  Contract withdrawals & transfers to annuity reserves                     (22,271,378)
..  Contract transfers                                                        (5,549,509)
                                                                           ------------
                                                                             (6,976,064)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                            --
..  Annuity Payments                                                             (47,991)
..  Receipt (reimbursement) of mortality guarantee adjustment                        756
                                                                           ------------
                                                                                (47,235)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       (7,023,299)
                                                                           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      46,926,987
                                                                           ------------
NET ASSETS AT DECEMBER 31, 2003                                             224,178,391
Changes From Operations:
.. Net investment income (loss)                                               (2,168,504)
.. Net realized gain (loss) on investments                                   (18,045,506)
.. Net change in unrealized appreciation or depreciation on investments       45,521,383
                                                                           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              25,307,373
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                        17,473,539
..  Contract withdrawals & transfers to annuity reserves                     (28,843,669)
..  Contract transfers                                                       (16,550,494)
                                                                           ------------
                                                                            (27,920,624)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                        20,684
..  Annuity Payments                                                             (43,091)
..  Receipt (reimbursement) of mortality guarantee adjustment                        885
                                                                           ------------
                                                                                (21,522)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (27,942,146)
                                                                           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (2,634,773)
                                                                           ------------
NET ASSETS AT DECEMBER 31, 2004                                            $221,543,618
                                                                           ============


                                                                         Lincoln VIPT
                                                                         International
                                                                         Service Class
                                                                         Subaccount
------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                 $         --
Changes From Operations:
.. Net investment income (loss)                                                       --
.. Net realized gain (loss) on investments                                            --
.. Net change in unrealized appreciation on investments                               --
                                                                           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      --
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                                --
..  Contract withdrawals & transfers to annuity reserves                              --
..  Contract transfers                                                                --
                                                                           ------------
                                                                                     --
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                            --
..  Annuity Payments                                                                  --
..  Receipt (reimbursement) of mortality guarantee adjustment                         --
                                                                           ------------
                                                                                     --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS               --
                                                                           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              --
                                                                           ------------
NET ASSETS AT DECEMBER 31, 2003                                                      --
Changes From Operations:
.. Net investment income (loss)                                                      114
.. Net realized gain (loss) on investments                                            93
.. Net change in unrealized appreciation or depreciation on investments            4,921
                                                                           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   5,128
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                            83,605
..  Contract withdrawals & transfers to annuity reserves                          (2,727)
..  Contract transfers                                                               115
                                                                           ------------
                                                                                 80,993
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                            --
..  Annuity Payments                                                                  --
..  Receipt (reimbursement) of mortality guarantee adjustment                         --
                                                                           ------------
                                                                                     --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           80,993
                                                                           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          86,121
                                                                           ------------
NET ASSETS AT DECEMBER 31, 2004                                            $     86,121
                                                                           ============


Lincoln VIPT                    Lincoln VIPT                       Lincoln VIPT                          Lincoln VIPT
Aggressive Growth Lincoln VIPT  Bond          Lincoln VIPT         Capital Appreciation Lincoln VIPT     Equity-Income
Service Class     Bond          Service Class Capital Appreciation Service Class        Equity-Income    Service Class
Subaccount        Subaccount    Subaccount    Subaccount           Subaccount           Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------------------
  $         --    $455,965,422  $         --     $ 633,360,464        $           --      $586,755,983   $         --
            --      13,915,232            --        (6,807,942)                   --           (22,936)            --
            --       9,842,719            --       (35,018,841)                   --        (3,977,111)            --
            --       3,224,100            --       227,750,937                    --       184,413,360             --
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
            --      26,982,051            --       185,924,154                    --       180,413,313             --
            --      43,725,409            --        60,115,614                    --        54,152,428             --
            --     (57,915,400)           --       (73,078,254)                   --       (71,925,689)            --
            --     (49,801,169)           --       (56,468,494)                   --        23,394,026             --
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
            --     (63,991,160)           --       (69,431,134)                   --         5,620,765             --
            --       3,313,578            --           (33,860)                   --           847,126             --
            --        (447,600)           --          (208,053)                   --          (447,174)            --
            --         (10,781)           --             4,401                    --            (6,102)            --
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
            --       2,855,197            --          (237,512)                   --           393,850             --
            --     (61,135,963)           --       (69,668,646)                   --         6,014,615             --
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
            --     (34,153,912)           --       116,255,508                    --       186,427,928             --
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
            --     421,811,510            --       749,615,972                    --       773,183,911             --
           (36)     11,691,091         4,138        (6,676,677)                  (16)          588,761            643
            (3)     15,222,101          (195)      (43,203,232)                  109         3,913,448             58
         1,720     (10,550,242)       (1,424)       72,775,194                   542        58,295,178          9,968
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
         1,681      16,362,950         2,519        22,895,285                   635        62,797,387         10,669
        28,321      34,763,186       471,017        46,416,011                13,691        57,870,478        239,767
        (1,126)    (51,965,042)       (9,363)      (97,580,061)               (2,130)      (92,229,948)       (13,042)
           251     (32,593,791)          554      (101,426,269)                   65       (12,322,836)         4,292
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
        27,446     (49,795,647)      462,208      (152,590,319)               11,626       (46,682,306)       231,017
            --       1,548,503            --           (22,105)                   --           586,915             --
            --        (546,365)           --          (211,002)                   --          (514,978)            --
            --           3,427            --            (2,814)                   --             4,560             --
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
            --       1,005,565            --          (235,921)                   --            76,497             --
        27,446     (48,790,082)      462,208      (152,826,240)               11,626       (46,605,809)       231,017
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
        29,127     (32,427,132)      464,727      (129,930,955)               12,261        16,191,578        241,686
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
  $     29,127    $389,384,378  $    464,727     $ 619,685,017        $       12,261      $789,375,489   $    241,686
  ============    ============  ============     =============        ==============      ============   ============


                  Lincoln VIPT                Lincoln VIPT                              Lincoln VIPT     Lincoln VIPT
Lincoln VIPT      Managed       Lincoln VIPT  Money Market         Lincoln VIPT         Social Awareness Special
Managed           Service Class Money Market  Service Class        Social Awareness     Service Class    Opportunities
Subaccount        Subaccount    Subaccount    Subaccount           Subaccount           Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------------------
  $512,204,188    $         --  $168,477,319     $          --        $  798,133,644      $         --   $405,078,743
     6,125,939              --      (382,206)               --            (1,279,442)               --      1,321,654
    (7,577,969)             --            --                --           (20,743,215)               --     (3,320,549)
   106,749,096              --            --                --           256,003,364                --    126,981,956
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
   105,297,066              --      (382,206)               --           233,980,707                --    124,983,061
    28,501,420              --    16,951,917                --            59,315,984                --     25,556,771
   (64,068,515)             --   (37,675,520)               --           (85,149,318)               --    (46,839,070)
    (4,400,956)             --   (36,744,920)               --           (21,984,583)               --     (4,216,268)
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
   (39,968,051)             --   (57,468,523)               --           (47,817,917)               --    (25,498,567)
       596,357              --        39,035                --               123,882                --        467,654
      (311,322)             --       (37,212)               --              (318,657)               --       (149,526)
        (4,895)             --        (6,752)               --                 1,897                --          5,597
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
       280,140              --        (4,929)               --              (192,878)               --        323,725
   (39,687,911)             --   (57,473,452)               --           (48,010,795)               --    (25,174,842)
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
    65,609,155              --   (57,855,658)               --           185,969,912                --     99,808,219
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
   577,813,343              --   110,621,661                --           984,103,556                --    504,886,962
     6,322,796           1,032      (105,004)               11              (799,756)              192      1,085,268
      (815,090)            125            --                --            (9,152,027)              427      4,091,803
    41,869,671           6,341            --                --           116,565,758             6,801    102,618,523
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
    47,377,377           7,498      (105,004)               11           106,613,975             7,420    107,795,594
    24,686,689         179,115     9,781,524            53,905            53,873,920           147,101     27,902,947
   (72,499,171)           (575)  (32,507,805)           (4,577)         (103,972,782)          (13,501)   (59,118,076)
   (10,262,187)            143    (5,299,353)           (9,336)          (32,616,964)               72     26,722,072
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
   (58,074,669)        178,683   (28,025,634)           39,992           (82,715,826)          133,672     (4,493,057)
       558,406              --         9,373                --               150,767                --        614,893
      (383,260)             --       (32,535)               --              (342,866)               --       (201,168)
       (18,979)             --         1,876                --                 6,046                --          2,803
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
       156,167              --       (21,286)               --              (186,053)               --        416,528
   (57,918,502)        178,683   (28,046,920)           39,992           (82,901,879)          133,672     (4,076,529)
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
   (10,541,125)        186,181   (28,151,924)           40,003            23,712,096           141,092    103,719,065
  ------------    ------------  ------------     -------------        --------------      ------------   ------------
  $567,272,218    $    186,181  $ 82,469,737     $      40,003        $1,007,815,652      $    141,092   $608,606,027
  ============    ============  ============     =============        ==============      ============   ============

              Lincoln VIPT
Lincoln VIPT  Global Asset
Global Asset  Allocation
Allocation    Service Class
Subaccount    Subaccount
---------------------------
$234,049,386    $     --
   5,016,533          --
  (3,256,180)         --
  40,147,553          --
------------    --------
  41,907,906          --
  13,897,619          --
 (28,755,157)         --
 (11,942,727)         --
------------    --------
 (26,800,265)         --
      80,988          --
    (138,613)         --
      (2,885)         --
------------    --------
     (60,510)         --
 (26,860,775)         --
------------    --------
  15,047,131          --
------------    --------
 249,096,517          --
   1,616,520          26
     316,621           6
  26,095,786       1,596
------------    --------
  28,028,927       1,628
  11,577,389      91,913
 (29,176,510)       (462)
 (10,185,956)         75
------------    --------
 (27,785,077)     91,526
      94,467          --
    (146,486)         --
      (7,420)         --
------------    --------
     (59,439)         --
 (27,844,516)     91,526
------------    --------
     184,411      93,154
------------    --------
$249,280,928    $ 93,154
============    ========

Lincoln VIPT
Special       MFS VIT
Opportunities Capital
Service Class Opportunities
Subaccount    Subaccount
---------------------------
$         --    $ 30,341
          --        (394)
          --          72
          --      12,022
------------    --------
          --      11,700
          --      30,622
          --        (484)
          --      31,246
------------    --------
          --      61,384
          --          --
          --          --
          --          --
------------    --------
          --          --
          --      61,384
------------    --------
          --      73,084
------------    --------
          --     103,425
         466        (512)
         203       7,062
      12,978        (354)
------------    --------
      13,647       6,196
     217,943       5,297
      (3,064)     (1,173)
       5,692     (52,595)
------------    --------
     220,571     (48,471)
          --          --
          --          --
          --          --
------------    --------
          --          --
     220,571     (48,471)
------------    --------
     234,218     (42,275)
------------    --------
$    234,218    $ 61,150
============    ========

Lincoln National Variable Annuity Account C

Years Ended December 31, 2003 and 2004

                                                                                                      MFS VIT
                                                                         MFS VIT         MFS VIT      Utilities
                                                                         Total Return    Utilities    Service Class
                                                                         Subaccount      Subaccount   Subaccount
--------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                 $  191,295    $ 5,082,599    $     --
Changes From Operations:
.. Net investment income (loss)                                                  1,295         52,586          --
.. Net realized gain (loss) on investments                                       1,982       (253,337)         --
.. Net change in unrealized appreciation on investments                         85,995      4,255,363          --
                                                                           ----------    -----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                89,272      4,054,612          --
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                         390,914      2,356,335          --
..  Contract withdrawals & transfers to annuity reserves                       (29,814)    (1,531,157)         --
..  Contract transfers                                                         197,458     14,965,782          --
                                                                           ----------    -----------    --------
                                                                              558,558     15,790,960          --
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                       9,153         76,816          --
..  Annuity Payments                                                              (772)        (6,541)         --
..  Receipt (reimbursement) of mortality guarantee adjustment                      (20)          (234)         --
                                                                           ----------    -----------    --------
                                                                                8,361         70,041          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        566,919     15,861,001          --
                                                                           ----------    -----------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       656,191     19,915,613          --
                                                                           ----------    -----------    --------
NET ASSETS AT DECEMBER 31, 2003                                               847,486     24,998,212          --
Changes From Operations:
.. Net investment income (loss)                                                  3,528         74,368        (176)
.. Net realized gain (loss) on investments                                       5,105        562,992          57
.. Net change in unrealized appreciation or depreciation on investments         91,257     10,244,939      10,414
                                                                           ----------    -----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                99,890     10,882,299      10,295
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                         189,473      4,197,456     254,225
..  Contract withdrawals & transfers to annuity reserves                       (33,895)    (4,071,633)     (2,154)
..  Contract transfers                                                          88,738     27,352,702       6,208
                                                                           ----------    -----------    --------
                                                                              244,316     27,478,525     258,279
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                          --        199,118          --
..  Annuity Payments                                                              (832)       (12,402)         --
..  Receipt (reimbursement) of mortality guarantee adjustment                     (528)          (322)         --
                                                                           ----------    -----------    --------
                                                                               (1,360)       186,394          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        242,956     27,664,919     258,279
                                                                           ----------    -----------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       342,846     38,547,218     268,574
                                                                           ----------    -----------    --------
NET ASSETS AT DECEMBER 31, 2004                                            $1,190,332    $63,545,430    $268,574
                                                                           ==========    ===========    ========

                                                                         Scudder VIT                  WFVT Large
                                                                         Small Cap Index WFVT Equity  Company
                                                                         Service Class   Income       Growth
                                                                         Subaccount      Subaccount   Subaccount
--------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                 $       --    $        --    $     --
Changes From Operations:
.. Net investment income (loss)                                                     --              2        (377)
.. Net realized gain (loss) on investments                                          --            (58)         37
.. Net change in unrealized appreciation on investments                             --            243       6,162
                                                                           ----------    -----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    --            187       5,822
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                              --             91      25,261
..  Contract withdrawals & transfers to annuity reserves                            --             --          --
..  Contract transfers                                                              --          3,900       9,902
                                                                           ----------    -----------    --------
                                                                                   --          3,991      35,163
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                          --             --          --
..  Annuity Payments                                                                --             --          --
..  Receipt (reimbursement) of mortality guarantee adjustment                       --             --          --
                                                                           ----------    -----------    --------
                                                                                   --             --          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS             --          3,991      35,163
                                                                           ----------    -----------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            --          4,178      40,985
                                                                           ----------    -----------    --------
NET ASSETS AT DECEMBER 31, 2003                                                    --          4,178      40,985
Changes From Operations:
.. Net investment income (loss)                                                   (115)           398        (617)
.. Net realized gain (loss) on investments                                          35             87         271
.. Net change in unrealized appreciation or depreciation on investments          5,617          7,416         977
                                                                           ----------    -----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 5,537          7,901         631
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                          93,828         94,936       5,417
..  Contract withdrawals & transfers to annuity reserves                        (1,063)          (240)         --
..  Contract transfers                                                           7,295             61          --
                                                                           ----------    -----------    --------
                                                                              100,060         94,757       5,417
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                          --             --          --
..  Annuity Payments                                                                --             --          --
..  Receipt (reimbursement) of mortality guarantee adjustment                       --             --          --
                                                                           ----------    -----------    --------
                                                                                   --             --          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        100,060         94,757       5,417
                                                                           ----------    -----------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       105,597        102,658       6,048
                                                                           ----------    -----------    --------
NET ASSETS AT DECEMBER 31, 2004                                            $  105,597    $   106,836    $ 47,033
                                                                           ==========    ===========    ========

                                                                         NB AMT
                                                                         Mid-Cap Growth
                                                                         Subaccount
---------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                $ 84,435,146
Changes From Operations:
.. Net investment income (loss)                                                (908,634)
.. Net realized gain (loss) on investments                                   (6,786,344)
.. Net change in unrealized appreciation on investments                      29,469,260
                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             21,774,282
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                       10,825,095
..  Contract withdrawals & transfers to annuity reserves                     (8,496,620)
..  Contract transfers                                                       (4,675,919)
                                                                          ------------
                                                                            (2,347,444)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                           --
..  Annuity Payments                                                            (19,334)
..  Receipt (reimbursement) of mortality guarantee adjustment                       341
                                                                          ------------
                                                                               (18,993)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (2,366,437)
                                                                          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     19,407,845
                                                                          ------------
NET ASSETS AT DECEMBER 31, 2003                                            103,842,991
Changes From Operations:
.. Net investment income (loss)                                              (1,038,218)
.. Net realized gain (loss) on investments                                   (7,140,122)
.. Net change in unrealized appreciation or depreciation on investments      22,954,195
                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             14,775,855
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                       10,574,278
..  Contract withdrawals & transfers to annuity reserves                    (14,483,170)
..  Contract transfers                                                       (1,952,040)
                                                                          ------------
                                                                            (5,860,932)
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                       30,678
..  Annuity Payments                                                            (18,859)
..  Receipt (reimbursement) of mortality guarantee adjustment                       (80)
                                                                          ------------
                                                                                11,739
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (5,849,193)
                                                                          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      8,926,662
                                                                          ------------
NET ASSETS AT DECEMBER 31, 2004                                           $112,769,653
                                                                          ============

                                                                         WFVT
                                                                         Small Cap
                                                                         Growth
                                                                         Subaccount
---------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2003                                                $     13,419
Changes From Operations:
.. Net investment income (loss)                                                    (369)
.. Net realized gain (loss) on investments                                        3,262
.. Net change in unrealized appreciation on investments                           9,121
                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 12,014
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                           24,134
..  Contract withdrawals & transfers to annuity reserves                           (175)
..  Contract transfers                                                           (1,459)
                                                                          ------------
                                                                                22,500
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                           --
..  Annuity Payments                                                                 --
..  Receipt (reimbursement) of mortality guarantee adjustment                        --
                                                                          ------------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          22,500
                                                                          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         34,514
                                                                          ------------
NET ASSETS AT DECEMBER 31, 2003                                                 47,933
Changes From Operations:
.. Net investment income (loss)                                                  (1,299)
.. Net realized gain (loss) on investments                                        1,373
.. Net change in unrealized appreciation or depreciation on investments           7,546
                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  7,620
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                           52,245
..  Contract withdrawals & transfers to annuity reserves                           (660)
..  Contract transfers                                                           30,126
                                                                          ------------
                                                                                81,711
 Annuity Reserves:
..  Transfer from accumulation units & between subaccounts                           --
..  Annuity Payments                                                                 --
..  Receipt (reimbursement) of mortality guarantee adjustment                        --
                                                                          ------------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS          81,711
                                                                          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         89,331
                                                                          ------------
NET ASSETS AT DECEMBER 31, 2004                                           $    137,264
                                                                          ============

See accompanying notes.

                        Putnam VT                        Scudder VIT
NB AMT       NB AMT     Health Sciences Scudder VIT      Equity 500 Index Scudder VIT
Partners     Regency    Class IB        Equity 500 Index Service Class    Small Cap Index
Subaccount   Subaccount Subaccount      Subaccount       Subaccount       Subaccount
-----------------------------------------------------------------------------------------
$12,813,959   $ 45,008    $ 6,925,315     $ 91,317,000       $     --      $ 20,258,428
   (179,844)    (1,509)       (56,449)         183,500             --          (112,082)
   (360,775)       877        (99,924)      (2,223,288)            --          (369,740)
  5,667,275     49,188      1,781,788       30,035,847             --        13,123,970
-----------   --------    -----------     ------------       --------      ------------
  5,126,656     48,556      1,625,415       27,996,059             --        12,642,148
  2,388,561     67,870      2,832,778       17,161,438             --         5,177,847
 (1,883,732)    (8,111)      (859,240)     (10,916,433)            --        (3,405,059)
  4,815,636    150,111      1,748,249       15,880,762             --        26,953,061
-----------   --------    -----------     ------------       --------      ------------
  5,320,465    209,870      3,721,787       22,125,767             --        28,725,849
         --         --         12,859          476,855             --            64,524
     (4,359)        --         (3,359)        (150,402)            --           (22,522)
       (166)        --            (42)            (317)            --              (133)
-----------   --------    -----------     ------------       --------      ------------
     (4,525)        --          9,458          326,136             --            41,869
  5,315,940    209,870      3,731,245       22,451,903             --        28,767,718
-----------   --------    -----------     ------------       --------      ------------
 10,442,596    258,426      5,356,660       50,447,962             --        41,409,866
-----------   --------    -----------     ------------       --------      ------------
 23,256,555    303,434     12,281,975      141,764,962             --        61,668,294
   (243,158)    (4,873)      (106,203)         167,523           (182)         (370,825)
    554,945      2,935        195,867       (1,243,011)            (6)        2,216,954
  3,499,061     96,217        569,637       14,054,295          6,051         7,564,543
-----------   --------    -----------     ------------       --------      ------------
  3,810,848     94,279        659,301       12,978,807          5,863         9,410,672
  2,574,574    155,099      2,618,107       17,975,910        128,729         7,932,458
 (3,006,618)    (2,658)    (1,603,583)     (23,967,116)        (1,652)      (11,539,833)
 (1,736,559)   101,268     (1,266,258)       2,020,051          3,348         1,782,830
-----------   --------    -----------     ------------       --------      ------------
 (2,168,603)   253,709       (251,734)      (3,971,155)       130,425        (1,824,545)
     44,551         --             --          210,224             --           116,266
     (6,070)        --         (2,797)        (189,837)            --           (31,839)
       (374)        --            141           (6,140)            --            (1,711)
-----------   --------    -----------     ------------       --------      ------------
     38,107         --         (2,656)          14,247             --            82,716
 (2,130,496)   253,709       (254,390)      (3,956,908)       130,425        (1,741,829)
-----------   --------    -----------     ------------       --------      ------------
  1,680,352    347,988        404,911        9,021,899        136,288         7,668,843
-----------   --------    -----------     ------------       --------      ------------
$24,936,907   $651,422    $12,686,886     $150,786,861       $136,288      $ 69,337,137
===========   ========    ===========     ============       ========      ============

Lincoln National Variable Annuity Account C

Notes to financial statements

December 31, 2004


1. Accounting Policies and Account Information
The Variable Account: Lincoln National Variable Annuity Account C (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of three products, Multi-Fund(R), Multi-Fund(R) Select and eAnnuity(TM). The Multi-Fund(R) product is an annuity contract offering a guaranteed minimum death benefit (GMBD) rider option. Effective August 20, 1998, the eAnnuity(TM) product became available to clients of the Company. The eAnnuity(TM) product is an annuity contract that is sold through the internet.

The assets of the Variable Account are owned by the Company. The Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts. Certain reclassifications have been made to 2003 amounts to conform to the 2004 presentation.

Investments: The assets of the Variable Accounts are divided into variable subaccounts, each of which is invested in shares of sixty six mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. International Growth Fund
  AIM V.I. Premier Equity Fund

AllianceBernstein Variable Products Series Fund (ABVPSF):
  ABVPSF Growth and Income Class B Fund
  ABVPSF Growth Class B Fund
  ABVPSF Small Cap Value Class A Fund
  ABVPSF Technology Class B Fund

American Century Variable Portfolios, Inc. (American Century VP):
  American Century VP Inflation Protection Class 2 Portfolio
  American Century VP International Portfolio

American Funds Insurance Series (American Funds):
  American Funds Global Growth Class 2 Fund
  American Funds Growth Class 2 Fund
  American Funds Growth-Income Class 2 Fund
  American Funds International Class 2 Fund

Baron Capital Funds Trust (Baron Capital):
  Baron Capital Asset Fund

Delaware VIP Trust (Delaware VIPT)*:
  Delaware VIPT Diversified Income Series
  Delaware VIPT Diversified Income Service Class Series
  Delaware VIPT Emerging Markets Service Class Series
  Delaware VIPT Global Bond Series
  Delaware VIPT REIT Series
  Delaware VIPT REIT Service Class Series
  Delaware VIPT Small Cap Value Service Class Series
  Delaware VIPT Trend Series
  Delaware VIPT Trend Service Class Series
  Delaware VIPT Value Series
  Delaware VIPT Value Service Class Series

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Contrafund Service Class Portfolio
  Fidelity VIP Contrafund Service Class 2 Portfolio
  Fidelity VIP Growth Service Class Portfolio
  Fidelity VIP Growth Service Class 2 Portfolio

Janus Aspen Series:
  Janus Aspen Series Worldwide Growth Portfolio

Lincoln National Variable Insurance Products Trust (Lincoln VIPT)*:
  Lincoln VIPT Aggressive Growth Fund
  Lincoln VIPT Aggressive Growth Service Class Fund
  Lincoln VIPT Bond Fund
  Lincoln VIPT Bond Service Class Fund
  Lincoln VIPT Capital Appreciation Fund
  Lincoln VIPT Capital Appreciation Service Class Fund
  Lincoln VIPT Equity-Income Fund
  Lincoln VIPT Equity-Income Service Class Fund
  Lincoln VIPT Global Asset Allocation Fund
  Lincoln VIPT Global Asset Allocation Service Class Fund
  Lincoln VIPT Growth and Income Fund
  Lincoln VIPT Growth and Income Service Class Fund
  Lincoln VIPT International Fund
  Lincoln VIPT International Service Class Fund
  Lincoln VIPT Managed Fund
  Lincoln VIPT Managed Service Class Fund
  Lincoln VIPT Money Market Fund
  Lincoln VIPT Money Market Service Class Fund
  Lincoln VIPT Social Awareness Fund
  Lincoln VIPT Social Awareness Service Class Fund
  Lincoln VIPT Special Opportunities Fund
  Lincoln VIPT Special Opportunities Service Class Fund

MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Capital Opportunities Series
  MFS VIT Total Return Series
  MFS VIT Utilities Series
  MFS VIT Utilities Service Class Series

Neuberger Berman Advisors Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio
  NB AMT Partners Portfolio
  NB AMT Regency Portfolio

Lincoln National Variable Annuity Account C

Putnam Variable Trust (Putnam VT):
  Putnam VT Health Sciences Class IB Fund

Scudder VIT Funds (Scudder VIT):
  Scudder VIT Equity 500 Index Fund
  Scudder VIT Equity 500 Index Service Class Fund
  Scudder VIT Small Cap Index Fund
  Scudder VIT Small Cap Index Service Class Fund

Wells Fargo Variable Trust (WFVT):
  WFVT Equity Income Fund
  WFVT Large Company Growth Fund
  WFVT Small Cap Growth Fund

* Denotes an affiliate of The Lincoln National Life Insurance Company

Investments in the Funds are stated at the closing net asset value per share on December 31, 2004, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The range of rates are as follows for the three contract types within the Variable Account:

..  eAnnuity(TM) at a daily rate of .00150685% (.55% on an annual basis)
..  Multi-Fund(R) at a daily rate of .00273973% to .00712329 (1.00% to 2.60% on an annual basis)
.. Multi-Fund(R) Select at a daily rate of .00274521% (1.002% on an annual basis)

In addition, $11,465,518 was retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges during 2004.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

Lincoln National Variable Annuity Account C

3. Condensed Financial Information
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2004 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                           Unit Value Unit Value                                    Investment
                                              Commencement Beginning  End of     Units                    Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth                                                                                          0.69%
  Multi-Fund(R) (1.00% Fee Rate)                             $10.85     $13.32        19,804 $    263,796   22.77%
  Multi-Fund(R) (1.30% Fee Rate)                              10.78      13.20         1,233       16,274   22.40%
  Multi-Fund(R) (1.75% Fee Rate)                              10.65      12.98         2,326       30,182   21.86%
  Multi-Fund(R) (1.95% Fee Rate)                              10.62      12.92         1,069       13,812   21.61%
AIM V.I. Premier Equity                                                                                                0.46%
  Multi-Fund(R) (1.00% Fee Rate)                               8.54       8.95         2,496       22,325    4.72%
  Multi-Fund(R) (1.30% Fee Rate)                               8.49       8.87        16,302      144,525    4.41%
  Multi-Fund(R) (1.75% Fee Rate)                               8.41       8.74         3,635       31,772    3.94%
ABVPSF Growth and Income Class B                                                                                       0.14%
  Multi-Fund(R) (1.002% Fee Rate)               05/24/04      10.00      11.13       166,052    1,848,565   11.32%
  Multi-Fund(R) (1.302% Fee Rate)               07/12/04      10.19      11.11         8,663       96,263    9.08%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/20/04      10.08      11.13         6,427       71,554   10.42%
ABVPSF Growth Class B                                                                                                    --
  Multi-Fund(R) (1.002% Fee Rate)                              0.65       0.73    20,579,946   15,093,102   13.39%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.65       0.73        71,239       52,246   13.39%
  Multi-Fund(R) (1.302% Fee Rate)                              0.64       0.72       287,425      207,901   13.05%
ABVPSF Small Cap Value Class A                                                                                         0.18%
  Multi-Fund(R) (1.00% Fee Rate)                              13.71      16.20        21,025      340,511   18.12%
  Multi-Fund(R) (1.30% Fee Rate)                              13.62      16.04         4,601       73,810   17.76%
  Multi-Fund(R) (1.75% Fee Rate)                              13.50      15.82         4,439       70,233   17.23%
ABVPSF Technology Class B                                                                                                --
  Multi-Fund(R) (1.00% Fee Rate)                               8.17       8.50         8,891       75,595    4.04%
  Multi-Fund(R) (1.002% Fee Rate)                              0.47       0.48    93,705,125   45,382,808    4.04%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.47       0.48       226,863      109,873    4.04%
  Multi-Fund(R) (1.30% Fee Rate)                               8.12       8.42         2,114       17,808    3.73%
  Multi-Fund(R) (1.302% Fee Rate)                              0.46       0.48       610,540      291,627    3.73%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/20/04       9.16      10.93         2,346       25,650   19.35%
American Century VP Inflation Protection
 Class 2                                                                                                               1.89%
  Multi-Fund(R) (1.00% Fee Rate)                09/10/04      10.26      10.46         4,613       48,237    1.95%
  Multi-Fund(R) (1.30% Fee Rate)                06/23/04       9.96      10.43         3,109       32,419    4.63%
  Multi-Fund(R) (1.75% Fee Rate)                12/14/04      10.39      10.40         2,010       20,898    0.07%
American Century VP International                                                                                      0.53%
  eAnnuity(TM) (.55% Fee Rate)                                 0.89       1.01        93,629       94,828   14.29%
American Funds Global Growth Class 2                                                                                   0.05%
  Multi-Fund(R) (1.00% Fee Rate)                06/30/04      10.30      11.31         9,406      106,383    9.76%
  Multi-Fund(R) (1.002% Fee Rate)               05/24/04      10.00      11.31       793,770    8,977,561   13.10%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                      05/24/04      10.00      11.31         1,418       16,043   13.10%
  Multi-Fund(R) (1.30% Fee Rate)                06/15/04      10.20      11.29         1,421       16,046   10.73%
  Multi-Fund(R) (1.302% Fee Rate)               07/06/04      10.18      11.29         5,783       65,284   10.89%
  Multi-Fund(R) (1.75% Fee Rate)                10/04/04      10.36      11.26         5,413       60,942    8.67%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/13/04       9.80      11.31        13,060      147,705   15.43%
American Funds Growth Class 2                                                                                          0.18%
  Multi-Fund(R) (1.00% Fee Rate)                              10.19      11.35       606,540    6,882,897   11.38%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    10.19      11.35        39,404      447,144   11.38%
  Multi-Fund(R) (1.002% Fee Rate)                              0.82       0.91   633,669,354  576,583,515   11.38%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.82       0.91     5,642,427    5,134,114   11.38%
  Multi-Fund(R) (1.30% Fee Rate)                              10.13      11.24       171,423    1,927,486   11.04%
  Multi-Fund(R) (1.302% Fee Rate)                              0.81       0.90    10,026,917    8,998,296   11.04%
  Multi-Fund(R) (1.652% Fee Rate)                             14.30      15.83         3,527       55,817   10.65%
  Multi-Fund(R) (1.75% Fee Rate)                              10.03      11.09       138,322    1,533,631   10.55%
  Multi-Fund(R) (1.80% Fee Rate)                              14.28      15.78         1,682       26,536   10.49%
  Multi-Fund(R) (1.802% Fee Rate)                             14.28      15.77         4,030       63,568   10.49%
  Multi-Fund(R) (1.95% Fee Rate)                               9.99      11.02         7,024       77,402   10.32%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/10/04       9.59      11.15       113,886    1,269,604   16.23%

Lincoln National Variable Annuity Account C

3. Condensed Financial Information (continued)

                                                           Unit Value Unit Value                                    Investment
                                              Commencement Beginning  End of     Units                    Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Class 2                                                                                   1.79%
  Multi-Fund(R) (1.00% Fee Rate)                             $10.72     $11.71       600,074 $  7,028,374    9.28%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    10.72      11.71        12,102      141,748    9.28%
  Multi-Fund(R) (1.002% Fee Rate)               05/24/04      10.00      10.98     3,330,280   36,558,316    9.78%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                      05/24/04      10.00      10.98        20,189      221,627    9.78%
  Multi-Fund(R) (1.30% Fee Rate)                              10.65      11.60       221,982    2,575,796    8.95%
  Multi-Fund(R) (1.302% Fee Rate)               06/09/04      10.30      10.96        86,204      944,594    6.40%
  Multi-Fund(R) (1.65% Fee Rate)                              14.17      15.39         8,343      128,357    8.57%
  Multi-Fund(R) (1.75% Fee Rate)                              10.55      11.44       126,973    1,452,957    8.46%
  Multi-Fund(R) (1.80% Fee Rate)                              14.15      15.33         9,412      144,318    8.41%
  Multi-Fund(R) (1.95% Fee Rate)                              10.51      11.37         3,303       37,566    8.24%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/11/04       9.79      10.98        73,648      808,477   12.09%
American Funds International Class 2                                                                                   1.53%
  Multi-Fund(R) (1.00% Fee Rate)                              11.28      13.32       187,684    2,500,622   18.13%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    11.28      13.32         1,201       16,004   18.13%
  Multi-Fund(R) (1.002% Fee Rate)                              0.77       0.91   139,866,686  127,025,977   18.13%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.77       0.91       937,890      851,785   18.13%
  Multi-Fund(R) (1.30% Fee Rate)                              11.21      13.20        52,613      694,540   17.78%
  Multi-Fund(R) (1.302% Fee Rate)                              0.76       0.90     1,774,954    1,589,837   17.78%
  Multi-Fund(R) (1.75% Fee Rate)                              11.10      13.02        39,838      518,596   17.25%
  Multi-Fund(R) (1.80% Fee Rate)                              14.42      16.90         2,053       34,695   17.20%
  Multi-Fund(R) (1.802% Fee Rate)                             14.42      16.90           348        5,885   17.19%
  Multi-Fund(R) (1.95% Fee Rate)                              11.05      12.93           317        4,104   17.01%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/12/04       9.92      11.73        34,952      409,946   18.26%
Baron Capital Asset                                                                                                      --
  eAnnuity(TM) (.55% Fee Rate)                                 1.59       1.98        54,154      107,270   24.95%
  Multi-Fund(R) (1.002% Fee Rate)                              1.41       1.76   100,926,633  177,512,430   24.39%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.41       1.76       258,751      455,099   24.39%
  Multi-Fund(R) (1.302% Fee Rate)                              1.40       1.73     1,183,551    2,048,533   24.01%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/12/04       9.17      11.80        37,506      442,700   28.69%
Delaware VIPT Diversified Income                                                                                         --
  Multi-Fund(R) (1.002% Fee Rate)               05/24/04      10.00      10.93       707,748    7,739,198    9.35%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                      05/24/04      10.00      10.93        17,385      190,104    9.35%
  Multi-Fund(R) (1.302% Fee Rate)               07/06/04      10.17      10.92        13,999      152,805    7.32%
Delaware VIPT Diversified Income Service
 Class                                                                                                                   --
  Multi-Fund(R) (1.00% Fee Rate)                06/21/04      10.07      10.91        36,418      397,479    8.34%
  Multi-Fund(R) (1.30% Fee Rate)                06/23/04      10.08      10.89         3,144       34,247    8.05%
  Multi-Fund(R) (1.75% Fee Rate)                07/06/04      10.17      10.87        13,533      147,038    6.88%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/12/04      10.27      10.91        21,767      237,572    6.28%
Delaware VIPT Emerging Markets Service
 Class                                                                                                                   --
  Multi-Fund(R) (1.00% Fee Rate)                08/23/04      10.74      13.62           712        9,699   26.81%
  Multi-Fund(R) (1.30% Fee Rate)                06/23/04      10.22      13.59           864       11,745   33.05%
  Multi-Fund(R) (1.75% Fee Rate)                07/06/04      10.44      13.56           166        2,254   29.81%
Delaware VIPT Global Bond                                                                                             13.53%
  eAnnuity(TM) (.55% Fee Rate)                                 1.68       1.89        17,929       33,880   12.38%
  Multi-Fund(R) (1.002% Fee Rate)                              1.64       1.84    40,921,471   75,108,676   11.88%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.64       1.84       458,331      841,236   11.88%
  Multi-Fund(R) (1.302% Fee Rate)                              1.61       1.79       457,565      821,094   11.54%

Lincoln National Variable Annuity Account C

3. Condensed Financial Information (continued)

                                                           Unit Value Unit Value                                    Investment
                                              Commencement Beginning  End of     Units                    Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
------------------------------------------------------------------------------------------------------------------------------
Delaware VIPT REIT                                                                                                     1.96%
  Multi-Fund(R) (1.00% Fee Rate)                             $14.19     $18.45       131,677 $  2,430,062   30.07%
  Multi-Fund(R) (1.002% Fee Rate)                              1.73       2.25   114,092,618  257,087,349   30.07%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.73       2.25       516,686    1,164,260   30.07%
  Multi-Fund(R) (1.30% Fee Rate)                              14.10      18.28        32,670      597,205   29.68%
  Multi-Fund(R) (1.302% Fee Rate)                              1.71       2.22     1,415,150    3,145,016   29.68%
  Multi-Fund(R) (1.75% Fee Rate)                              13.97      18.03        40,383      728,115   29.10%
  Multi-Fund(R) (1.80% Fee Rate)                              14.11      18.21         4,033       73,445   29.03%
  Multi-Fund(R) (1.95% Fee Rate)                01/13/04      13.92      17.92         1,247       22,333   28.68%
  Multi-Fund(R) (2.152% Fee Rate)               08/18/04      15.32      18.07         2,097       37,892   17.94%
Delaware VIPT REIT Service Class                                                                                         --
  Multi-Fund(R) Select (1.002% Fee Rate)        08/12/04      10.83      13.28        51,835      688,197   22.58%
Delaware VIPT Small Cap Value Service
 Class                                                                                                                 0.02%
  Multi-Fund(R) (1.00% Fee Rate)                              13.85      16.61       135,260    2,246,982   19.96%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    13.85      16.61         1,023       16,987   19.96%
  Multi-Fund(R) (1.002% Fee Rate)                              1.34       1.61   155,426,985  249,645,010   19.95%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.34       1.61       876,031    1,407,071   19.95%
  Multi-Fund(R) (1.30% Fee Rate)                              13.76      16.46        38,646      635,994   19.60%
  Multi-Fund(R) (1.302% Fee Rate)                              1.33       1.59     2,051,165    3,259,265   19.59%
  Multi-Fund(R) (1.75% Fee Rate)                              13.63      16.23        33,517      543,955   19.06%
  Multi-Fund(R) (1.80% Fee Rate)                              14.86      17.69         1,117       19,750   19.01%
  Multi-Fund(R) (1.802% Fee Rate)               12/20/04      17.30      17.68           706       12,478    2.23%
  Multi-Fund(R) (1.95% Fee Rate)                              13.57      16.13         1,040       16,779   18.82%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/10/04       9.88      12.12        55,963      678,105   22.66%
Delaware VIPT Trend                                                                                                      --
  eAnnuity(TM) (.55% Fee Rate)                                 1.93       2.16        94,425      204,194   11.99%
  Multi-Fund(R) (1.00% Fee Rate)                              11.18      12.46       121,897    1,518,889   11.49%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    11.18      12.46         2,742       34,164   11.49%
  Multi-Fund(R) (1.002% Fee Rate)                              1.89       2.11   173,031,501  364,944,484   11.48%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.89       2.11       558,873    1,178,732   11.48%
  Multi-Fund(R) (1.30% Fee Rate)                              11.11      12.34        42,806      528,437   11.15%
  Multi-Fund(R) (1.302% Fee Rate)                              1.86       2.06     2,664,653    5,495,258   11.15%
  Multi-Fund(R) (1.75% Fee Rate)                              11.00      12.18        36,320      442,227   10.65%
  Multi-Fund(R) (1.80% Fee Rate)                              14.63      16.18           932       15,084   10.60%
  Multi-Fund(R) (1.802% Fee Rate)                             14.63      16.18           880       14,248   10.62%
  Multi-Fund(R) (1.95% Fee Rate)                              10.95      12.10         2,552       30,868   10.43%
Delaware VIPT Trend Service Class                                                                                        --
  Multi-Fund(R) Select (1.002% Fee Rate)        08/13/04       8.86      10.99        20,593      226,225   24.05%
Delaware VIPT Value                                                                                                    1.57%
  eAnnuity(TM) (.55% Fee Rate)                                 1.70       1.94        13,034       25,315   14.30%
  Multi-Fund(R) (1.00% Fee Rate)                              10.28      11.70        78,660      920,400   13.79%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    10.28      11.70         4,963       58,072   13.79%
  Multi-Fund(R) (1.002% Fee Rate)                              1.66       1.89    72,666,248  137,183,733   13.79%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.66       1.89       840,386    1,586,532   13.79%
  Multi-Fund(R) (1.30% Fee Rate)                              10.22      11.59        16,237      188,216   13.45%
  Multi-Fund(R) (1.302% Fee Rate)                              1.63       1.85     1,445,522    2,668,068   13.45%
  Multi-Fund(R) (1.75% Fee Rate)                              10.12      11.43        13,964      159,632   12.94%
  Multi-Fund(R) (1.95% Fee Rate)                              10.08      11.36         2,016       22,906   12.71%
Delaware VIPT Value Service Class                                                                                        --
  Multi-Fund(R) Select (1.002% Fee Rate)        08/12/04       9.93      11.34        10,018      113,634   14.18%
Fidelity VIP Contrafund Service Class                                                                                  0.24%
  Multi-Fund(R) (1.00% Fee Rate)                              11.68      13.34       106,398    1,419,552   14.19%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    11.68      13.34           786       10,480   14.19%
  Multi-Fund(R) (1.002% Fee Rate)                              1.05       1.19   111,623,362  133,297,448   14.19%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.05       1.19       882,910    1,054,346   14.19%
  Multi-Fund(R) (1.30% Fee Rate)                              11.61      13.22        21,414      282,999   13.85%
  Multi-Fund(R) (1.302% Fee Rate)                              1.03       1.18     2,258,293    2,653,882   13.85%
  Multi-Fund(R) (1.75% Fee Rate)                              11.50      13.03        26,261      342,305   13.34%
  Multi-Fund(R) (1.80% Fee Rate)                              12.58      14.25         1,469       20,937   13.28%

Lincoln National Variable Annuity Account C

3. Condensed Financial Information (continued)

                                                           Unit Value Unit Value                                    Investment
                                              Commencement Beginning  End of     Units                    Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2                                                                                  --
  Multi-Fund(R) Select (1.002% Fee Rate)        08/13/04     $ 9.61     $11.30        27,970 $    316,038   17.61%
Fidelity VIP Growth Service Class                                                                                      0.17%
  Multi-Fund(R) (1.00% Fee Rate)                               9.06       9.26        16,882      156,340    2.24%
  Multi-Fund(R) (1.002% Fee Rate)                              0.77       0.79   115,286,830   91,275,660    2.23%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.77       0.79       568,336      449,967    2.23%
  Multi-Fund(R) (1.30% Fee Rate)                               9.00       9.18        11,306      103,751    1.93%
  Multi-Fund(R) (1.302% Fee Rate)                              0.76       0.78     1,665,662    1,297,833    1.93%
  Multi-Fund(R) (1.75% Fee Rate)                               8.92       9.05         5,623       50,879    1.47%
  Multi-Fund(R) (1.95% Fee Rate)                               8.88       8.99         2,188       19,679    1.27%
Fidelity VIP Growth Service Class 2                                                                                      --
  Multi-Fund(R) Select (1.002% Fee Rate)        08/24/04       9.60      10.59         5,964       63,153   10.32%
Janus Aspen Series Worldwide Growth                                                                                    0.95%
  eAnnuity(TM) (.55% Fee Rate)                                 0.91       0.95       313,272      296,740    4.20%
  Multi-Fund(R) (1.00% Fee Rate)                               9.15       9.49         7,044       66,836    3.74%
  Multi-Fund(R) (1.002% Fee Rate)                              0.83       0.86   190,747,016  164,908,768    3.73%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.83       0.86       431,939      373,429    3.73%
  Multi-Fund(R) (1.30% Fee Rate)                               9.09       9.40         3,043       28,606    3.43%
  Multi-Fund(R) (1.302% Fee Rate)                              0.82       0.85     2,061,188    1,753,703    3.42%
  Multi-Fund(R) (1.75% Fee Rate)                               9.00       9.27         3,823       35,442    2.96%
Lincoln VIPT Aggressive Growth                                                                                           --
  Multi-Fund(R) (1.00% Fee Rate)                               9.35      10.52        21,039      221,306   12.53%
  Multi-Fund(R) (1.002% Fee Rate)                              1.28       1.43   152,949,421  219,460,644   12.53%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.28       1.43       277,854      398,681   12.53%
  Multi-Fund(R) (1.30% Fee Rate)                10/11/04       9.34      10.42         1,052       10,963   11.58%
  Multi-Fund(R) (1.302% Fee Rate)                              1.25       1.40     1,005,550    1,410,597   12.19%
  Multi-Fund(R) (1.802% Fee Rate)               08/27/04      13.12      15.08         2,747       41,427   14.95%
Lincoln VIPT Aggressive Growth Service
 Class                                                                                                                   --
  Multi-Fund(R) Select (1.002% Fee Rate)        08/20/04       9.60      11.13         2,616       29,127   15.97%
Lincoln VIPT Bond                                                                                                      3.94%
  eAnnuity(TM) (.55% Fee Rate)                                 6.78       7.10         4,661       33,072    4.72%
  Multi-Fund(R) (1.00% Fee Rate)                              11.57      12.06       376,183    4,538,597    4.25%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    11.57      12.06        25,087      302,669    4.25%
  Multi-Fund(R) (1.002% Fee Rate)                              6.61       6.89    53,874,977  371,376,357    4.25%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     6.61       6.89       878,725    6,057,316    4.25%
  Multi-Fund(R) (1.30% Fee Rate)                              11.50      11.95        75,865      906,729    3.94%
  Multi-Fund(R) (1.302% Fee Rate)                              6.48       6.74       759,766    5,120,530    3.94%
  Multi-Fund(R) (1.652% Fee Rate)                             10.87      11.26         2,715       30,572    3.58%
  Multi-Fund(R) (1.75% Fee Rate)                              11.39      11.79        76,488      901,573    3.48%
  Multi-Fund(R) (1.80% Fee Rate)                04/06/04      11.00      11.22         5,512       61,864    2.01%
  Multi-Fund(R) (1.802% Fee Rate)               09/09/04      11.06      11.22         4,910       55,099    1.51%
Lincoln VIPT Bond Service Class                                                                                        3.21%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/12/04      10.29      10.54        44,109      464,727    2.41%
Lincoln VIPT Capital Appreciation                                                                                        --
  eAnnuity(TM) (.55% Fee Rate)                                 2.20       2.30        48,868      112,613    4.70%
  Multi-Fund(R) (1.00% Fee Rate)                               9.44       9.84         5,827       57,332    4.23%
  Multi-Fund(R) (1.002% Fee Rate)                              2.15       2.24   272,616,119  610,393,197    4.23%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     2.15       2.24       831,660    1,862,105    4.23%
  Multi-Fund(R) (1.30% Fee Rate)                               9.38       9.75         1,743       16,995    3.92%
  Multi-Fund(R) (1.302% Fee Rate)                              2.11       2.19     3,267,920    7,153,824    3.92%
  Multi-Fund(R) (1.75% Fee Rate)                               9.29       9.61         9,253       88,951    3.46%
Lincoln VIPT Capital Appreciation Service
 Class                                                                                                                   --
  Multi-Fund(R) Select (1.002% Fee Rate)        08/24/04       9.84      10.81         1,134       12,261    9.84%

Lincoln National Variable Annuity Account C

3. Condensed Financial Information (continued)

                                                           Unit Value Unit Value                                      Investment
                                              Commencement Beginning  End of     Units                      Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets     Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Equity-Income                                                                                               1.08%
  eAnnuity(TM) (.55% Fee Rate)                               $ 2.84     $ 3.10        12,166 $       37,744    9.16%
  Multi-Fund(R) (1.00% Fee Rate)                              11.06      12.02       121,274      1,458,021    8.67%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    11.06      12.02        14,963        179,894    8.67%
  Multi-Fund(R) (1.002% Fee Rate)                              2.77       3.01   255,601,114    770,495,488    8.67%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     2.77       3.01     1,676,809      5,054,647    8.67%
  Multi-Fund(R) (1.30% Fee Rate)                              10.99      11.91        40,907        487,284    8.35%
  Multi-Fund(R) (1.302% Fee Rate)                              2.72       2.95     3,763,038     11,090,371    8.35%
  Multi-Fund(R) (1.652% Fee Rate)                             14.01      15.12         3,638         55,022    7.97%
  Multi-Fund(R) (1.75% Fee Rate)                              10.89      11.75        34,921        410,213    7.86%
  Multi-Fund(R) (1.80% Fee Rate)                              13.98      15.08         5,481         82,625    7.81%
  Multi-Fund(R) (1.802% Fee Rate)                             13.98      15.07         1,604         24,180    7.81%
Lincoln VIPT Equity-Income Service Class                                                                                 1.06%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/12/04       9.90      11.31        21,361        241,686   14.24%
Lincoln VIPT Global Asset Allocation                                                                                     1.68%
  Multi-Fund(R) (1.00% Fee Rate)                              10.47      11.77        18,814        221,430   12.41%
  Multi-Fund(R) (1.002% Fee Rate)                              2.99       3.36    73,041,307    245,571,560   12.41%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     2.99       3.36       410,366      1,379,687   12.41%
  Multi-Fund(R) (1.302% Fee Rate)                              2.93       3.29       630,078      2,071,110   12.07%
  Multi-Fund(R) (1.75% Fee Rate)                              10.30      11.50         3,230         37,141   11.57%
Lincoln VIPT Global Asset Allocation
 Service Class                                                                                                           0.59%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/16/04      10.11      11.43         8,148         93,154   13.13%
Lincoln VIPT Growth and Income                                                                                           1.27%
  eAnnuity(TM) (.55% Fee Rate)                                10.68      11.89         8,989        106,894   11.38%
  Multi-Fund(R) (1.00% Fee Rate)                              10.02      11.11        84,549        939,327   10.88%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    10.02      11.11        20,890        232,085   10.88%
  Multi-Fund(R) (1.002% Fee Rate)                             10.43      11.56   183,474,151  2,120,905,078   10.87%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                    10.43      11.56     3,336,369     38,567,401   10.87%
  Multi-Fund(R) (1.30% Fee Rate)                               9.96      11.01        21,313        234,609   10.54%
  Multi-Fund(R) (1.302% Fee Rate)                             10.22      11.30     1,119,280     12,649,418   10.54%
  Multi-Fund(R) (1.75% Fee Rate)                               9.86      10.86        26,370        286,260   10.05%
  Multi-Fund(R) (1.802% Fee Rate)               08/27/04      13.12      14.58        10,862        158,328   11.06%
  Multi-Fund(R) (1.95% Fee Rate)                               9.82      10.79           883          9,528    9.83%
  Multi-Fund(R) (2.152% Fee Rate)               08/18/04      12.88      14.46         3,142         45,439   12.31%
Lincoln VIPT Growth and Income Service
 Class                                                                                                                   1.16%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/16/04       9.84      11.26        10,692        120,438   14.48%
Lincoln VIPT International                                                                                               1.07%
  eAnnuity(TM) (.55% Fee Rate)                                 2.31       2.77        38,082        105,634   20.27%
  Multi-Fund(R) (1.00% Fee Rate)                              12.38      14.83        76,428      1,133,090   19.73%
  Multi-Fund(R) (1.002% Fee Rate)                              2.25       2.70   139,273,125    375,351,227   19.73%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     2.25       2.70       374,611      1,009,603   19.73%
  Multi-Fund(R) (1.30% Fee Rate)                              12.30      14.69        15,899        233,502   19.37%
  Multi-Fund(R) (1.302% Fee Rate)                              2.21       2.63     1,103,356      2,907,344   19.37%
  Multi-Fund(R) (1.652% Fee Rate)                             14.65      17.43         1,440         25,103   18.95%
  Multi-Fund(R) (1.75% Fee Rate)                              12.19      14.49        16,315        236,328   18.84%
  Multi-Fund(R) (1.80% Fee Rate)                05/06/04      14.60      17.37         4,089         71,039   19.03%
Lincoln VIPT International Service Class                                                                                 0.79%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/13/04      10.26      12.24         7,038         86,121   19.24%

Lincoln National Variable Annuity Account C

3. Condensed Financial Information (continued)

                                                           Unit Value Unit Value                                    Investment
                                              Commencement Beginning  End of     Units                    Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
------------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Managed                                                                                                   2.13%
  eAnnuity(TM) (.55% Fee Rate)                               $ 5.86     $ 6.41         5,455 $     34,940    9.40%
  Multi-Fund(R) (1.00% Fee Rate)                              10.78      11.75        82,172      965,148    8.91%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    10.78      11.75         4,462       52,406    8.91%
  Multi-Fund(R) (1.002% Fee Rate)                              5.72       6.22    89,543,442  557,320,927    8.90%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     5.72       6.22       563,864    3,509,507    8.90%
  Multi-Fund(R) (1.30% Fee Rate)                              10.71      11.63        15,192      176,735    8.58%
  Multi-Fund(R) (1.302% Fee Rate)                              5.60       6.09       800,053    4,868,377    8.58%
  Multi-Fund(R) (1.75% Fee Rate)                              10.61      11.47        29,999      344,178    8.09%
Lincoln VIPT Managed Service Class                                                                                     2.01%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/17/04       9.98      11.00        16,931      186,181   10.21%
Lincoln VIPT Money Market                                                                                              0.85%
  eAnnuity(TM) (.55% Fee Rate)                                 2.89       2.90     1,433,260    4,161,059    0.33%
  Multi-Fund(R) (1.00% Fee Rate)                              10.02      10.00        24,809      248,210   (0.12)%
  Multi-Fund(R) (1.002% Fee Rate)                              2.82       2.82    27,230,270   76,817,866   (0.13)%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     2.82       2.82       113,650      320,612   (0.13)%
  Multi-Fund(R) (1.30% Fee Rate)                               9.95       9.91         3,492       34,595   (0.42)%
  Multi-Fund(R) (1.302% Fee Rate)                              2.77       2.76       280,954      774,860   (0.43)%
  Multi-Fund(R) (1.75% Fee Rate)                               9.86       9.77        11,514      112,535   (0.87)%
Lincoln VIPT Money Market Service Class                                                                                0.43%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/26/04       9.99       9.99         4,004       40,003    0.04%
Lincoln VIPT Social Awareness                                                                                          0.92%
  eAnnuity(TM) (.55% Fee Rate)                                 5.63       6.31        11,407       71,970   12.08%
  Multi-Fund(R) (1.00% Fee Rate)                              10.21      11.39        56,576      644,286   11.58%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    10.21      11.39           912       10,387   11.58%
  Multi-Fund(R) (1.002% Fee Rate)                              5.49       6.13   161,832,635  992,011,771   11.58%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     5.49       6.13       498,420    3,055,248   11.58%
  Multi-Fund(R) (1.30% Fee Rate)                              10.14      11.28        21,590      243,593   11.25%
  Multi-Fund(R) (1.302% Fee Rate)                              5.39       5.99     1,930,516   11,569,540   11.24%
  Multi-Fund(R) (1.75% Fee Rate)                              10.05      11.13        15,353      170,811   10.75%
  Multi-Fund(R) (1.802% Fee Rate)               12/20/04      14.82      15.05         1,340       20,171    1.55%
  Multi-Fund(R) (1.95% Fee Rate)                              10.01      11.06         1,616       17,875   10.53%
Lincoln VIPT Social Awareness Service Class                                                                            0.73%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/16/04       9.74      11.22        12,570      141,092   15.28%
Lincoln VIPT Special Opportunities                                                                                     1.21%
  eAnnuity(TM) (.55% Fee Rate)                                11.38      13.89         7,589      105,441   22.09%
  Multi-Fund(R) (1.00% Fee Rate)                              12.17      14.79       111,276    1,645,565   21.54%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    12.17      14.79         4,907       72,565   21.54%
  Multi-Fund(R) (1.002% Fee Rate)                             11.11      13.50    44,381,543  599,147,174   21.54%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                    11.11      13.50       175,619    2,370,842   21.54%
  Multi-Fund(R) (1.30% Fee Rate)                              12.09      14.65        10,593      155,173   21.18%
  Multi-Fund(R) (1.302% Fee Rate)                             10.89      13.20       358,072    4,726,100   21.18%
  Multi-Fund(R) (1.652% Fee Rate)                             14.09      17.01         3,639       61,911   20.75%
  Multi-Fund(R) (1.75% Fee Rate)                              11.97      14.45        20,085      290,146   20.64%
  Multi-Fund(R) (1.80% Fee Rate)                05/11/04      13.81      16.96         1,491       25,291   22.77%
  Multi-Fund(R) (1.95% Fee Rate)                              11.92      14.36           405        5,819   20.39%
Lincoln VIPT Special Opportunities Service
 Class                                                                                                                 1.04%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/10/04      10.12      12.16        19,256      234,218   20.21%
MFS VIT Capital Opportunities                                                                                          0.49%
  Multi-Fund(R) (1.00% Fee Rate)                               8.87       9.87         5,636       55,648   11.35%
  Multi-Fund(R) (1.75% Fee Rate)                               8.73       9.66           570        5,502   10.63%

Lincoln National Variable Annuity Account C

3. Condensed Financial Information (continued)

                                                           Unit Value Unit Value                                    Investment
                                              Commencement Beginning  End of     Units                    Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
------------------------------------------------------------------------------------------------------------------------------
MFS VIT Total Return                                                                                                   1.55%
  Multi-Fund(R) (1.00% Fee Rate)                             $10.93     $12.05        65,321 $    787,234   10.21%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    10.93      12.05           800        9,646   10.21%
  Multi-Fund(R) (1.30% Fee Rate)                              10.86      11.94        11,424      136,360    9.88%
  Multi-Fund(R) (1.75% Fee Rate)                              10.76      11.77        13,923      163,946    9.39%
  Multi-Fund(R) (1.95% Fee Rate)                              10.72      11.70         7,962       93,146    9.17%
MFS VIT Utilities                                                                                                      1.22%
  Multi-Fund(R) (1.00% Fee Rate)                              10.12      13.05        37,839      493,755   28.90%
  Multi-Fund(R) (1.002% Fee Rate)                              0.81       1.04    58,963,694   61,500,943   28.90%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.81       1.04       335,287      349,715   28.90%
  Multi-Fund(R) (1.30% Fee Rate)                08/11/04      10.55      12.93         1,198       15,497   22.57%
  Multi-Fund(R) (1.302% Fee Rate)                              0.80       1.03       948,099      978,294   28.51%
  Multi-Fund(R) (1.75% Fee Rate)                               9.97      12.75        15,214      193,975   27.94%
  Multi-Fund(R) (1.80% Fee Rate)                09/08/04      16.53      19.42           290        5,629   17.48%
  Multi-Fund(R) (1.95% Fee Rate)                               9.92      12.67           601        7,622   27.69%
MFS VIT Utilities Service Class                                                                                          --
  Multi-Fund(R) Select (1.002% Fee Rate)        08/13/04      10.41      12.72        21,118      268,574   22.22%
NB AMT Mid-Cap Growth                                                                                                    --
  eAnnuity(TM) (.55% Fee Rate)                                 0.94       1.08        40,472       43,817   15.67%
  Multi-Fund(R) (1.00% Fee Rate)                               9.03      10.40        47,586      494,752   15.15%
  Multi-Fund(R) (1.002% Fee Rate)                              0.89       1.02   108,316,758  110,701,690   15.15%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.89       1.02       241,468      246,785   15.15%
  Multi-Fund(R) (1.30% Fee Rate)                               8.97      10.30         4,314       44,445   14.81%
  Multi-Fund(R) (1.302% Fee Rate)                              0.88       1.01     1,005,064    1,010,899   14.80%
  Multi-Fund(R) (1.75% Fee Rate)                               8.89      10.16        12,215      124,071   14.29%
  Multi-Fund(R) (1.802% Fee Rate)                             12.51      14.29           191        2,733   14.22%
  Multi-Fund(R) (1.95% Fee Rate)                               8.85      10.10           624        6,295   14.06%
  Multi-Fund(R) Select (1.002% Fee Rate)        08/13/04       9.40      11.59         8,124       94,166   23.26%
NB AMT Partners                                                                                                        0.01%
  eAnnuity(TM) (.55% Fee Rate)                                 1.03       1.22        27,753       33,767   18.32%
  Multi-Fund(R) (1.002% Fee Rate)                              0.97       1.15    21,215,543   24,350,325   17.79%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.97       1.15        79,652       91,421   17.79%
  Multi-Fund(R) (1.302% Fee Rate)                              0.96       1.13       408,495      461,394   17.44%
NB AMT Regency                                                                                                         0.03%
  Multi-Fund(R) (1.00% Fee Rate)                              12.52      15.17        34,225      519,246   21.14%
  Multi-Fund(R) (1.30% Fee Rate)                              12.44      15.03         4,142       62,246   20.78%
  Multi-Fund(R) (1.75% Fee Rate)                              12.33      14.83         3,057       45,330   20.24%
  Multi-Fund(R) (1.95% Fee Rate)                              12.27      14.73         1,670       24,600   20.00%
Putnam VT Health Sciences Class IB                                                                                     0.18%
  Multi-Fund(R) (1.00% Fee Rate)                               9.21       9.77        10,199       99,675    6.06%
  Multi-Fund(R) (1.002% Fee Rate)                              0.87       0.93    13,418,808   12,438,984    6.06%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.87       0.93        44,677       41,415    6.06%
  Multi-Fund(R) (1.30% Fee Rate)                               9.16       9.69         1,963       19,019    5.74%
  Multi-Fund(R) (1.302% Fee Rate)                              0.87       0.92        90,175       82,694    5.74%
  Multi-Fund(R) (1.75% Fee Rate)                               9.07       9.55           534        5,099    5.27%
Scudder VIT Equity 500 Index                                                                                           1.13%
  eAnnuity(TM) (.55% Fee Rate)                                 0.89       0.98       201,328      197,998    9.99%
  Multi-Fund(R) (1.00% Fee Rate)                               9.73      10.66       148,657    1,584,018    9.49%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     9.73      10.66        12,359      131,696    9.49%
  Multi-Fund(R) (1.002% Fee Rate)                              0.83       0.91   156,803,573  142,565,432    9.49%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.83       0.91     2,558,920    2,326,564    9.49%
  Multi-Fund(R) (1.30% Fee Rate)                               9.67      10.56        75,986      802,270    9.16%
  Multi-Fund(R) (1.302% Fee Rate)                              0.82       0.89     3,190,626    2,854,980    9.16%
  Multi-Fund(R) (1.75% Fee Rate)                               9.58      10.41        26,453      275,380    8.67%
  Multi-Fund(R) (1.95% Fee Rate)                               9.54      10.35         4,689       48,523    8.46%

Lincoln National Variable Annuity Account C

3. Condensed Financial Information (continued)

                                                           Unit Value Unit Value                                   Investment
                                              Commencement Beginning  End of     Units                   Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Service Class                                                                              --
  Multi-Fund(R) Select (1.002% Fee Rate)        08/17/04     $ 9.88     $11.08       12,299  $   136,288   12.15%
Scudder VIT Small Cap Index                                                                                           0.46%
  eAnnuity(TM) (.55% Fee Rate)                                 1.32       1.54      294,705      455,220   17.11%
  Multi-Fund(R) (1.00% Fee Rate)                              12.18      14.20       47,218      670,525   16.59%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    12.18      14.20        3,577       50,794   16.59%
  Multi-Fund(R) (1.002% Fee Rate)                              1.28       1.49   44,812,883   66,656,980   16.58%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.28       1.49      185,302      275,628   16.58%
  Multi-Fund(R) (1.30% Fee Rate)                              12.10      14.07        5,422       76,271   16.24%
  Multi-Fund(R) (1.302% Fee Rate)                              1.26       1.46      653,072      955,945   16.23%
  Multi-Fund(R) (1.75% Fee Rate)                              11.99      13.87       14,111      195,774   15.72%
Scudder VIT Small Cap Index Service Class                                                                               --
  Multi-Fund(R) Select (1.002% Fee Rate)        08/12/04       9.36      11.77        8,972      105,597   25.75%
WFVT Equity Income                                                                                                    2.47%
  Multi-Fund(R) (1.00% Fee Rate)                06/30/04      10.20      10.93        3,000       32,793    7.12%
  Multi-Fund(R) (1.30% Fee Rate)                               9.89      10.85          422        4,580    9.64%
  Multi-Fund(R) (1.75% Fee Rate)                03/02/04      10.25      10.72        6,482       69,463    4.56%
WFVT Large Company Growth                                                                                               --
  Multi-Fund(R) (1.00% Fee Rate)                               9.82      10.04        1,270       12,750    2.23%
  Multi-Fund(R) (1.75% Fee Rate)                               9.70       9.84        3,484       34,283    1.47%
WFVT Small Cap Growth                                                                                                   --
  Multi-Fund(R) (1.00% Fee Rate)                               9.87      11.12        8,424       93,640   12.64%
  Multi-Fund(R) (1.30% Fee Rate)                               9.82      11.03        1,191       13,140   12.30%
  Multi-Fund(R) (1.75% Fee Rate)                               9.75      10.90        2,797       30,484   11.80%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement dates noted.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln National Variable Annuity Account C

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                           Unit Value Unit Value                                    Investment
                                              Commencement Beginning  End of     Units                    Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth                                                                                          1.27%
  Multi-Fund(R) (1.00% Fee Rate)                             $ 8.49     $10.85        17,194 $    186,587   27.78%
  Multi-Fund(R) (1.30% Fee Rate)                               8.46      10.78         1,120       12,078   27.40%
  Multi-Fund(R) (1.75% Fee Rate)                               8.41      10.65           969       10,322   26.59%
  Multi-Fund(R) (1.95% Fee Rate)                               8.39      10.62         1,069       11,357   26.58%
AIM V.I. Premier Equity                                                                                                0.23%
  Multi-Fund(R) (1.00% Fee Rate)                               6.90       8.54           268        2,290   23.83%
  Multi-Fund(R) (1.30% Fee Rate)                               6.88       8.49        20,143      171,067   23.47%
  Multi-Fund(R) (1.75% Fee Rate)                               6.84       8.41         4,038       33,956   22.91%
ABVPSF Growth Class B                                                                                                    --
  Multi-Fund(R) (1.002% Fee Rate)                              0.48       0.65    20,243,817   13,093,566   33.36%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.48       0.65        87,661       56,699   33.36%
  Multi-Fund(R) (1.302% Fee Rate)                              0.48       0.64       320,411      205,009   32.96%
ABVPSF Small Cap Value Class A                                                                                         0.53%
  Multi-Fund(R) (1.00% Fee Rate)                               9.80      13.71        16,247      222,787   39.86%
  Multi-Fund(R) (1.30% Fee Rate)                               9.77      13.62         3,056       41,628   39.44%
  Multi-Fund(R) (1.75% Fee Rate)                               9.72      13.50         5,232       70,610   38.82%
ABVPSF Technology Class B                                                                                                --
  Multi-Fund(R) (1.00% Fee Rate)                               5.74       8.17         6,596       53,905   42.36%
  Multi-Fund(R) (1.002% Fee Rate)                              0.33       0.47   137,177,694   63,857,866   42.36%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.33       0.47       242,967      113,104   42.36%
  Multi-Fund(R) (1.30% Fee Rate)                               5.72       8.12         2,705       21,968   41.93%
  Multi-Fund(R) (1.302% Fee Rate)                              0.32       0.46     1,060,650      488,417   41.93%
  Multi-Fund(R) (1.75% Fee Rate)                07/14/03       7.24       8.04         3,112       25,034   11.11%
American Century VP International                                                                                      0.31%
  eAnnuity(TM) (.55% Fee Rate)                                 0.72       0.89       114,248      101,241   23.83%
American Funds Growth Class 2                                                                                          0.13%
  Multi-Fund(R) (1.00% Fee Rate)                               7.52      10.19       375,527    3,826,095   35.45%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     7.52      10.19        27,665      281,867   35.45%
  Multi-Fund(R) (1.002% Fee Rate)                              0.60       0.82   542,956,909  443,583,760   35.44%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.60       0.82     5,046,006    4,122,475   35.44%
  Multi-Fund(R) (1.30% Fee Rate)                               7.50      10.13       151,814    1,537,231   35.04%
  Multi-Fund(R) (1.302% Fee Rate)                              0.60       0.81    10,194,122    8,238,649   35.04%
  Multi-Fund(R) (1.652% Fee Rate)               11/10/03      13.70      14.30         3,782       54,088    4.43%
  Multi-Fund(R) (1.75% Fee Rate)                               7.46      10.03        88,912      891,758   34.44%
  Multi-Fund(R) (1.80% Fee Rate)                11/11/03      13.61      14.28           121        1,727    4.90%
  Multi-Fund(R) (1.802% Fee Rate)               12/03/03      13.79      14.28           656        9,367    3.50%
  Multi-Fund(R) (1.95% Fee Rate)                               7.44       9.99         4,649       46,434   34.17%
American Funds Growth-Income Class 2                                                                                   1.44%
  Multi-Fund(R) (1.00% Fee Rate)                               8.18      10.72       370,185    3,967,744   31.11%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     8.18      10.72         6,184       66,280   31.11%
  Multi-Fund(R) (1.30% Fee Rate)                               8.15      10.65       148,894    1,585,796   30.72%
  Multi-Fund(R) (1.65% Fee Rate)                04/02/03      10.85      14.17         8,865      125,633   30.60%
  Multi-Fund(R) (1.75% Fee Rate)                               8.11      10.55        86,988      917,760   30.13%
  Multi-Fund(R) (1.80% Fee Rate)                11/11/03      13.31      14.15           246        3,486    6.28%
  Multi-Fund(R) (1.95% Fee Rate)                               8.09      10.51         3,300       34,675   29.87%

Lincoln National Variable Annuity Account C

                                                           Unit Value Unit Value                                    Investment
                                              Commencement Beginning  End of     Units                    Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
------------------------------------------------------------------------------------------------------------------------------
American Funds International Class 2                                                                                   1.62%
  Multi-Fund(R) (1.00% Fee Rate)                             $ 8.45     $11.28       103,789 $  1,170,598   33.51%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     8.45      11.28         1,278       14,419   33.51%
  Multi-Fund(R) (1.002% Fee Rate)                              0.58       0.77    91,312,683   70,202,599   33.51%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.58       0.77       712,434      547,730   33.51%
  Multi-Fund(R) (1.30% Fee Rate)                               8.42      11.21        31,489      352,938   33.11%
  Multi-Fund(R) (1.302% Fee Rate)                              0.57       0.76     1,507,124    1,146,199   33.11%
  Multi-Fund(R) (1.75% Fee Rate)                               8.38      11.10        21,011      233,272   32.51%
  Multi-Fund(R) (1.80% Fee Rate)                11/11/03      13.43      14.42           122        1,752    7.35%
  Multi-Fund(R) (1.802% Fee Rate)               12/03/03      13.87      14.42           369        5,325    3.91%
  Multi-Fund(R) (1.95% Fee Rate)                04/11/03       7.81      11.05           150        1,662   41.52%
Baron Capital Asset                                                                                                      --
  eAnnuity(TM) (.55% Fee Rate)                                 1.23       1.59       152,453      241,678   29.30%
  Multi-Fund(R) (1.002% Fee Rate)                              1.10       1.41    70,233,959   99,310,687   28.72%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.10       1.41       214,989      303,993   28.72%
  Multi-Fund(R) (1.302% Fee Rate)                              1.09       1.40     1,008,935    1,408,144   28.33%
Delaware VIPT Global Bond                                                                                              1.63%
  eAnnuity(TM) (.55% Fee Rate)                                 1.40       1.68       236,959      398,435   19.70%
  Multi-Fund(R) (1.002% Fee Rate)                              1.38       1.64    56,241,534   92,269,986   19.17%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.38       1.64       498,436      817,735   19.17%
  Multi-Fund(R) (1.302% Fee Rate)                              1.35       1.61       664,284    1,068,710   18.81%
Delaware VIPT Value                                                                                                    1.84%
  eAnnuity(TM) (.55% Fee Rate)                                 1.33       1.70        11,209       19,047   27.60%
  Multi-Fund(R) (1.00% Fee Rate)                               8.10      10.28        28,808      296,237   27.02%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     8.10      10.28         5,315       54,655   27.02%
  Multi-Fund(R) (1.002% Fee Rate)                              1.31       1.66    71,299,790  118,296,051   27.02%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.31       1.66       876,890    1,454,880   27.02%
  Multi-Fund(R) (1.30% Fee Rate)                               8.07      10.22        10,886      111,234   26.64%
  Multi-Fund(R) (1.302% Fee Rate)                              1.28       1.63     1,704,896    2,773,860   26.64%
  Multi-Fund(R) (1.75% Fee Rate)                               8.03      10.12         6,487       65,664   26.07%
  Multi-Fund(R) (1.95% Fee Rate)                10/20/03       9.38      10.08         2,016       20,323    7.52%
Delaware VIPT REIT                                                                                                     2.41%
  Multi-Fund(R) (1.00% Fee Rate)                              10.69      14.19        68,747      975,389   32.69%
  Multi-Fund(R) (1.002% Fee Rate)                              1.31       1.73    90,084,849  156,062,895   32.69%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.31       1.73       457,820      793,127   32.69%
  Multi-Fund(R) (1.30% Fee Rate)                              10.65      14.10        22,761      320,831   32.29%
  Multi-Fund(R) (1.302% Fee Rate)                              1.30       1.71     1,458,141    2,498,888   32.29%
  Multi-Fund(R) (1.75% Fee Rate)                              10.60      13.97        18,259      255,005   31.70%
  Multi-Fund(R) (1.80% Fee Rate)                11/11/03      13.35      14.11           244        3,448    5.69%
Delaware VIPT Small Cap Value Service
 Class                                                                                                                 0.22%
  Multi-Fund(R) (1.00% Fee Rate)                               9.87      13.85        73,560    1,018,719   40.26%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     9.87      13.85         1,098       15,202   40.26%
  Multi-Fund(R) (1.002% Fee Rate)                              0.95       1.34   129,759,126  173,749,541   40.25%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.95       1.34       830,270    1,111,744   40.25%
  Multi-Fund(R) (1.30% Fee Rate)                               9.84      13.76        33,796      465,044   39.84%
  Multi-Fund(R) (1.302% Fee Rate)                              0.95       1.33     2,341,433    3,110,946   39.83%
  Multi-Fund(R) (1.75% Fee Rate)                               9.79      13.63        22,231      303,037   39.21%
  Multi-Fund(R) (1.80% Fee Rate)                11/11/03      14.08      14.86            58          858    5.57%
  Multi-Fund(R) (1.95% Fee Rate)                               9.77      13.57           903       12,256   38.93%

Lincoln National Variable Annuity Account C

                                                           Unit Value Unit Value                                    Investment
                                              Commencement Beginning  End of     Units                    Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
------------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Trend                                                                                                      --
  eAnnuity(TM) (.55% Fee Rate)                               $ 1.44     $ 1.93        91,151 $    176,014   34.36%
  Multi-Fund(R) (1.00% Fee Rate)                               8.36      11.18        84,244      941,576   33.76%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     8.36      11.18         2,917       32,597   33.76%
  Multi-Fund(R) (1.002% Fee Rate)                              1.41       1.89   190,439,919  360,289,425   33.75%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.41       1.89       544,869    1,030,827   33.75%
  Multi-Fund(R) (1.30% Fee Rate)                               8.33      11.11        39,938      443,563   33.36%
  Multi-Fund(R) (1.302% Fee Rate)                              1.39       1.86     3,204,915    5,946,459   33.35%
  Multi-Fund(R) (1.75% Fee Rate)                               8.29      11.00        25,630      282,031   32.76%
  Multi-Fund(R) (1.80% Fee Rate)                11/11/03      14.12      14.63            58          851    3.63%
  Multi-Fund(R) (1.802% Fee Rate)               12/03/03      14.51      14.63           176        2,570    0.86%
  Multi-Fund(R) (1.95% Fee Rate)                               8.27      10.95         2,644       28,966   32.49%
Fidelity VIP Contrafund Service Class                                                                                  0.33%
  Multi-Fund(R) (1.00% Fee Rate)                               9.19      11.68        35,912      419,586   27.08%
  Multi-Fund(R) (1.002% Fee Rate)                              0.82       1.05    94,601,608   98,932,392   27.07%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.82       1.05       653,794      683,724   27.07%
  Multi-Fund(R) (1.30% Fee Rate)                               9.16      11.61        17,994      208,871   26.70%
  Multi-Fund(R) (1.302% Fee Rate)                              0.81       1.03     2,009,988    2,074,773   26.69%
  Multi-Fund(R) (1.75% Fee Rate)                               9.12      11.50        21,741      250,039   26.13%
  Multi-Fund(R) (1.80% Fee Rate)                11/11/03      11.94      12.58           138        1,730    5.33%
Fidelity VIP Growth Service Class                                                                                      0.19%
  Multi-Fund(R) (1.00% Fee Rate)                               6.89       9.06        14,512      131,460   31.46%
  Multi-Fund(R) (1.002% Fee Rate)                              0.59       0.77   131,257,881  101,649,535   31.46%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.59       0.77       442,298      342,527   31.46%
  Multi-Fund(R) (1.30% Fee Rate)                               6.87       9.00         5,796       52,183   31.07%
  Multi-Fund(R) (1.302% Fee Rate)                              0.58       0.76     2,142,618    1,637,889   31.07%
  Multi-Fund(R) (1.75% Fee Rate)                               6.83       8.92         2,608       23,258   30.48%
  Multi-Fund(R) (1.95% Fee Rate)                10/20/03       8.56       8.88         2,188       19,433    3.74%
Janus Aspen Series Worldwide Growth                                                                                    1.12%
  eAnnuity(TM) (.55% Fee Rate)                                 0.74       0.91       365,518      332,260   23.31%
  Multi-Fund(R) (1.00% Fee Rate)                               7.45       9.15         7,706       70,487   22.76%
  Multi-Fund(R) (1.002% Fee Rate)                              0.68       0.83   254,042,143  211,722,698   22.76%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.68       0.83       536,059      446,760   22.76%
  Multi-Fund(R) (1.30% Fee Rate)                               7.43       9.09         3,063       27,846   22.39%
  Multi-Fund(R) (1.302% Fee Rate)                              0.67       0.82     2,824,555    2,323,631   22.39%
  Multi-Fund(R) (1.75% Fee Rate)                               7.39       9.00         2,919       26,286   21.84%
Lincoln VIPT Aggressive Growth                                                                                           --
  Multi-Fund(R) (1.00% Fee Rate)                               7.12       9.35        20,058      187,485   31.30%
  Multi-Fund(R) (1.002% Fee Rate)                              0.97       1.28   174,148,777  222,051,905   31.30%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.97       1.28       294,147      375,057   31.30%
  Multi-Fund(R) (1.302% Fee Rate)                              0.96       1.25     1,226,339    1,533,338   30.91%
  Multi-Fund(R) (1.75% Fee Rate)                11/24/03       9.17       9.20         3,326       30,606    0.39%
Lincoln VIPT Bond                                                                                                      4.08%
  eAnnuity(TM) (.55% Fee Rate)                                 6.35       6.78        63,176      428,083    6.69%
  Multi-Fund(R) (1.00% Fee Rate)                              10.90      11.57       226,277    2,618,585    6.21%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                    10.90      11.57        17,976      208,023    6.21%
  Multi-Fund(R) (1.002% Fee Rate)                              6.23       6.61    61,409,829  406,049,468    6.21%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     6.23       6.61       740,660    4,897,336    6.21%
  Multi-Fund(R) (1.30% Fee Rate)                              10.86      11.50        67,393      774,928    5.90%
  Multi-Fund(R) (1.302% Fee Rate)                              6.12       6.48       963,954    6,250,403    5.89%
  Multi-Fund(R) (1.652% Fee Rate)               04/17/03      10.47      10.87         2,911       31,650    3.85%
  Multi-Fund(R) (1.75% Fee Rate)                              10.81      11.39        48,549      553,034    5.42%

Lincoln National Variable Annuity Account C

                                                           Unit Value Unit Value                                      Investment
                                              Commencement Beginning  End of     Units                      Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets     Return(2) Ratio(3)
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Capital Appreciation                                                                                          --
  eAnnuity(TM) (.55% Fee Rate)                               $ 1.67     $ 2.20        50,246 $      110,587   31.74%
  Multi-Fund(R) (1.00% Fee Rate)                               7.20       9.44         6,466         61,039   31.14%
  Multi-Fund(R) (1.002% Fee Rate)                              1.64       2.15   343,798,546    738,516,379   31.14%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.64       2.15       942,317      2,024,197   31.14%
  Multi-Fund(R) (1.30% Fee Rate)                               7.17       9.38           365          3,425   30.75%
  Multi-Fund(R) (1.302% Fee Rate)                              1.61       2.11     4,191,816      8,830,188   30.75%
  Multi-Fund(R) (1.75% Fee Rate)                               7.14       9.29         7,550         70,157   30.16%
Lincoln VIPT Equity-Income                                                                                               1.00%
  eAnnuity(TM) (.55% Fee Rate)                                 2.16       2.84        48,195        136,973   31.62%
  Multi-Fund(R) (1.00% Fee Rate)                               8.44      11.06        63,399        701,380   31.03%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     8.44      11.06         8,810         97,459   31.03%
  Multi-Fund(R) (1.002% Fee Rate)                              2.12       2.77   272,156,664    754,929,980   31.02%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     2.12       2.77     1,672,768      4,640,057   31.02%
  Multi-Fund(R) (1.30% Fee Rate)                               8.42      10.99        35,261        387,658   30.63%
  Multi-Fund(R) (1.302% Fee Rate)                              2.08       2.72     4,410,635     11,997,517   30.63%
  Multi-Fund(R) (1.652% Fee Rate)               11/10/03      13.23      14.01         3,901         54,644    5.85%
  Multi-Fund(R) (1.75% Fee Rate)                               8.37      10.89        20,638        224,761   30.05%
  Multi-Fund(R) (1.80% Fee Rate)                11/11/03      13.19      13.98           250          3,493    5.98%
  Multi-Fund(R) (1.802% Fee Rate)               12/03/03      13.28      13.98           714          9,989    5.27%
Lincoln VIPT Global Asset Allocation                                                                                     3.12%
  Multi-Fund(R) (1.00% Fee Rate)                               8.78      10.47        16,164        169,235   19.20%
  Multi-Fund(R) (1.002% Fee Rate)                              2.51       2.99    81,988,359    245,220,947   19.20%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     2.51       2.99       431,213      1,289,725   19.20%
  Multi-Fund(R) (1.30% Fee Rate)                               8.75      10.40           198          2,061   18.85%
  Multi-Fund(R) (1.302% Fee Rate)                              2.47       2.93       815,950      2,393,155   18.84%
  Multi-Fund(R) (1.75% Fee Rate)                               8.71      10.30         2,076         21,394   18.31%
Lincoln VIPT Growth and Income                                                                                           1.17%
  eAnnuity(TM) (.55% Fee Rate)                                 8.28      10.68         5,099         54,438   29.01%
  Multi-Fund(R) (1.00% Fee Rate)                               7.80      10.02        53,938        540,461   28.42%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     7.80      10.02        14,842        148,720   28.42%
  Multi-Fund(R) (1.002% Fee Rate)                              8.12      10.43   203,918,289  2,126,037,074   28.42%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     8.12      10.43     3,404,953     35,499,793   28.42%
  Multi-Fund(R) (1.30% Fee Rate)                               7.78       9.96        17,618        175,437   28.04%
  Multi-Fund(R) (1.302% Fee Rate)                              7.98      10.22     1,304,068     13,332,237   28.04%
  Multi-Fund(R) (1.75% Fee Rate)                               7.74       9.86        16,733        165,057   27.47%
  Multi-Fund(R) (1.95% Fee Rate)                03/05/03       7.34       9.82           881          8,652   33.89%
Lincoln VIPT International                                                                                               2.04%
  eAnnuity(TM) (.55% Fee Rate)                                 1.64       2.31        70,827        163,345   40.85%
  Multi-Fund(R) (1.00% Fee Rate)                               8.83      12.38        41,559        514,590   40.21%
  Multi-Fund(R) (1.002% Fee Rate)                              1.61       2.25   144,520,020    325,306,570   40.21%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     1.61       2.25       314,413        707,727   40.21%
  Multi-Fund(R) (1.30% Fee Rate)                               8.80      12.30         6,480         79,724   39.79%
  Multi-Fund(R) (1.302% Fee Rate)                              1.58       2.21     1,285,106      2,836,716   39.79%
  Multi-Fund(R) (1.652% Fee Rate)               11/10/03      13.48      14.65         1,544         22,629    8.73%
  Multi-Fund(R) (1.75% Fee Rate)                               8.76      12.19         6,655         81,122   39.16%
Lincoln VIPT Managed                                                                                                     2.15%
  eAnnuity(TM) (.55% Fee Rate)                                 4.79       5.86         5,343         31,285   22.23%
  Multi-Fund(R) (1.00% Fee Rate)                               8.86      10.78        58,045        626,012   21.68%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     8.86      10.78         2,519         27,170   21.68%
  Multi-Fund(R) (1.002% Fee Rate)                              4.70       5.72    99,426,604    568,242,047   21.67%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     4.70       5.72       541,768      3,096,308   21.67%
  Multi-Fund(R) (1.30% Fee Rate)                               8.83      10.71         6,051         64,836   21.31%
  Multi-Fund(R) (1.302% Fee Rate)                              4.62       5.60       979,828      5,491,322   21.31%
  Multi-Fund(R) (1.75% Fee Rate)                02/07/03       8.48      10.61        22,081        234,363   25.14%

Lincoln National Variable Annuity Account C

                                                           Unit Value Unit Value                                    Investment
                                              Commencement Beginning  End of     Units                    Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
------------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Money Market                                                                                              0.70%
  eAnnuity(TM) (.55% Fee Rate)                               $ 2.89     $ 2.89     4,792,163 $ 13,867,521    0.13%
  Multi-Fund(R) (1.00% Fee Rate)                              10.05      10.02        57,474      575,735   (0.32)%
  Multi-Fund(R) (1.002% Fee Rate)                              2.83       2.82    33,313,703   94,098,927   (0.32)%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     2.83       2.82       121,098      342,056   (0.32)%
  Multi-Fund(R) (1.30% Fee Rate)                              10.01       9.95         3,558       35,399   (0.63)%
  Multi-Fund(R) (1.302% Fee Rate)                              2.79       2.77       580,171    1,606,936   (0.62)%
  Multi-Fund(R) (1.75% Fee Rate)                               9.97       9.86         9,644       95,087   (1.07)%
Lincoln VIPT Social Awareness                                                                                          0.86%
  eAnnuity(TM) (.55% Fee Rate)                                 4.29       5.63        11,581       65,193   31.14%
  Multi-Fund(R) (1.00% Fee Rate)                               7.82      10.21        43,831      447,346   30.55%
  Multi-Fund(R) (1.002% Fee Rate)                              4.21       5.49   176,185,665  967,928,387   30.55%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     4.21       5.49       533,908    2,933,183   30.55%
  Multi-Fund(R) (1.30% Fee Rate)                               7.79      10.14        16,536      167,712   30.16%
  Multi-Fund(R) (1.302% Fee Rate)                              4.14       5.39     2,311,585   12,453,086   30.16%
  Multi-Fund(R) (1.75% Fee Rate)                               7.75      10.05        10,083      101,300   29.58%
  Multi-Fund(R) (1.95% Fee Rate)                04/11/03       7.66      10.01           734        7,349   30.58%
Lincoln VIPT Special Opportunities                                                                                     1.31%
  eAnnuity(TM) (.55% Fee Rate)                                 8.54      11.38         5,831       66,358   33.26%
  Multi-Fund(R) (1.00% Fee Rate)                               9.17      12.17        63,616      774,012   32.66%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     9.17      12.17         1,197       14,560   32.66%
  Multi-Fund(R) (1.002% Fee Rate)                              8.37      11.11    44,846,170  498,122,164   32.66%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     8.37      11.11       144,283    1,602,602   32.66%
  Multi-Fund(R) (1.30% Fee Rate)                               9.14      12.09         4,529       54,753   32.27%
  Multi-Fund(R) (1.302% Fee Rate)                              8.24      10.89       371,581    4,047,320   32.26%
  Multi-Fund(R) (1.652% Fee Rate)               04/17/03      10.64      14.09         3,902       54,975   32.46%
  Multi-Fund(R) (1.75% Fee Rate)                               9.09      11.97        12,142      145,397   31.67%
  Multi-Fund(R) (1.95% Fee Rate)                03/05/03       8.51      11.92           404        4,821   40.13%
MFS VIT Capital Opportunities                                                                                          0.19%
  Multi-Fund(R) (1.00% Fee Rate)                               7.03       8.87         8,035       71,279   26.09%
  Multi-Fund(R) (1.75% Fee Rate)                11/24/03       8.30       8.74         3,678       32,146    5.30%
MFS VIT Total Return                                                                                                   1.38%
  Multi-Fund(R) (1.00% Fee Rate)                               9.50      10.93        52,853      577,992   15.17%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     9.50      10.93           919       10,051   15.17%
  Multi-Fund(R) (1.30% Fee Rate)                               9.46      10.86         9,915      107,697   14.82%
  Multi-Fund(R) (1.75% Fee Rate)                               9.42      10.76        10,008      107,727   14.31%
  Multi-Fund(R) (1.95% Fee Rate)                09/25/03      10.07      10.72         4,108       44,019    6.38%
MFS VIT Utilities                                                                                                      1.37%
  Multi-Fund(R) (1.00% Fee Rate)                               7.52      10.12        13,087      132,480   34.53%
  Multi-Fund(R) (1.002% Fee Rate)                              0.60       0.81    29,961,861   24,244,638   34.54%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.60       0.81       141,974      114,883   34.54%
  Multi-Fund(R) (1.302% Fee Rate)                              0.60       0.80       545,259      437,794   34.14%
  Multi-Fund(R) (1.75% Fee Rate)                               7.46       9.97         6,266       62,448   33.55%
  Multi-Fund(R) (1.95% Fee Rate)                               7.45       9.92           601        5,969   33.27%
NB AMT Mid-Cap Growth                                                                                                    --
  eAnnuity(TM) (.55% Fee Rate)                                 0.73       0.94        46,023       43,077   27.37%
  Multi-Fund(R) (1.00% Fee Rate)                               7.12       9.03        21,047      190,036   26.80%
  Multi-Fund(R) (1.002% Fee Rate)                              0.70       0.89   115,286,646  102,324,419   26.80%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.70       0.89       226,543      201,072   26.80%
  Multi-Fund(R) (1.30% Fee Rate)                05/02/03       7.46       8.97         2,637       23,664   20.33%
  Multi-Fund(R) (1.302% Fee Rate)                              0.69       0.88     1,161,842    1,017,901   26.42%
  Multi-Fund(R) (1.75% Fee Rate)                               7.06       8.89         3,912       34,766   25.85%
  Multi-Fund(R) (1.802% Fee Rate)               12/03/03      12.45      12.51           203        2,537    0.45%
  Multi-Fund(R) (1.95% Fee Rate)                               7.05       8.85           624        5,519   25.60%

Lincoln National Variable Annuity Account C

                                                           Unit Value Unit Value                                    Investment
                                              Commencement Beginning  End of     Units                    Total     Income
Subaccount                                    Date(1)      of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
------------------------------------------------------------------------------------------------------------------------------
NB AMT Partners                                                                                                          --
  eAnnuity(TM) (.55% Fee Rate)                               $ 0.77     $ 1.03        13,965 $     14,359   34.35%
  Multi-Fund(R) (1.002% Fee Rate)                              0.73       0.97    23,366,083   22,768,304   33.74%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.73       0.97        41,988       40,913   33.74%
  Multi-Fund(R) (1.302% Fee Rate)                              0.72       0.96       450,180      432,979   33.34%
NB AMT Regency                                                                                                           --
  Multi-Fund(R) (1.00% Fee Rate)                               9.31      12.52        17,282      216,472   34.50%
  Multi-Fund(R) (1.30% Fee Rate)                               9.28      12.44         2,771       34,480   34.09%
  Multi-Fund(R) (1.75% Fee Rate)                               9.24      12.33         2,594       31,982   33.49%
  Multi-Fund(R) (1.95% Fee Rate)                10/20/03      11.28      12.27         1,670       20,500    8.80%
Putnam VT Health Sciences Class IB                                                                                     0.45%
  Multi-Fund(R) (1.00% Fee Rate)                               7.86       9.21        11,829      109,003   17.21%
  Multi-Fund(R) (1.002% Fee Rate)                              0.75       0.87    13,659,732   11,939,318   17.21%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.75       0.87        47,702       41,694   17.21%
  Multi-Fund(R) (1.30% Fee Rate)                               7.84       9.16         1,089        9,974   16.86%
  Multi-Fund(R) (1.302% Fee Rate)                              0.74       0.87       167,507      145,274   16.86%
  Multi-Fund(R) (1.75% Fee Rate)                02/19/03       7.56       9.07         4,047       36,712   19.96%
Scudder VIT Equity 500 Index                                                                                           1.17%
  eAnnuity(TM) (.55% Fee Rate)                                 0.70       0.89       224,742      200,958   27.46%
  Multi-Fund(R) (1.00% Fee Rate)                               7.67       9.73       150,301    1,462,695   26.88%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     7.67       9.73         8,237       80,162   26.88%
  Multi-Fund(R) (1.002% Fee Rate)                              0.65       0.83   162,353,302  134,817,334   26.88%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.65       0.83     2,582,167    2,144,217   26.88%
  Multi-Fund(R) (1.30% Fee Rate)                               7.65       9.67        24,208      234,137   26.50%
  Multi-Fund(R) (1.302% Fee Rate)                              0.65       0.82     3,158,480    2,589,011   26.50%
  Multi-Fund(R) (1.75% Fee Rate)                               7.61       9.58        22,591      216,404   25.94%
  Multi-Fund(R) (1.95% Fee Rate)                10/20/03       8.98       9.54         2,101       20,044    6.28%
Scudder VIT Small Cap Index                                                                                            0.67%
  eAnnuity(TM) (.55% Fee Rate)                                 0.91       1.32       291,823      384,905   45.62%
  Multi-Fund(R) (1.00% Fee Rate)                               8.40      12.18        19,187      233,710   44.97%
  Multi-Fund(R) (1.00% Fee Rate) -- Annuity
   Reserve                                                     8.40      12.18         2,993       36,456   44.97%
  Multi-Fund(R) (1.002% Fee Rate)                              0.88       1.28    46,494,727   59,321,054   44.97%
  Multi-Fund(R) (1.002% Fee Rate) -- Annuity
   Reserve                                                     0.88       1.28       120,016      153,124   44.97%
  Multi-Fund(R) (1.30% Fee Rate)                               8.37      12.10         4,518       54,671   44.54%
  Multi-Fund(R) (1.302% Fee Rate)                              0.87       1.26     1,086,008    1,367,634   44.53%
  Multi-Fund(R) (1.75% Fee Rate)                               8.33      11.99         9,737      116,740   43.89%
WFVT Equity Income                                                                                                     0.78%
  Multi-Fund(R) (1.30% Fee Rate)                03/03/03       7.44       9.89           422        4,178   33.00%
WFVT Large Company Growth                                                                                                --
  Multi-Fund(R) (1.00% Fee Rate)                08/13/03       8.97       9.82         1,270       12,472    9.38%
  Multi-Fund(R) (1.75% Fee Rate)                04/07/03       7.87       9.70         2,936       28,513   23.28%
WFVT Small Cap Growth                                                                                                    --
  Multi-Fund(R) (1.00% Fee Rate)                               7.01       9.87         2,054       20,265   40.85%
  Multi-Fund(R) (1.30% Fee Rate)                06/27/03       8.09       9.82           374        3,678   21.42%
  Multi-Fund(R) (1.75% Fee Rate)                06/09/03       7.88       9.75         2,459       23,990   23.65%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement dates noted.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Variable Annuity Account C

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                    Unit Value Unit Value                                    Investment
                                                    Beginning  End of     Units                    Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth                                                                                   0.91%
  Multi-Fund(R) (1.00% Fee Rate)                      $10.16     $8.49            426 $      3,615  (16.46)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.16      8.46            895        7,577  (16.69)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.16      8.41            110          923  (17.16)%
  Multi-Fund(R) (1.95% Fee Rate)                       10.15      8.39            830        6,965  (17.34)%
AIM V.I. Premier Equity                                                                                         0.88%
  Multi-Fund(R) (1.00% Fee Rate)                       10.00      6.90          1,436        9,909  (30.99)%
  Multi-Fund(R) (1.30% Fee Rate)                        9.99      6.88         35,949      247,240  (31.18)%
  Multi-Fund(R) (1.75% Fee Rate)                        9.99      6.84          3,602       24,641  (31.50)%
ABVPSF Growth Class B                                                                                             --
  Multi-Fund(R) (1.002% Fee Rate)                       0.68      0.48     10,333,590    5,011,788  (28.98)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.68      0.48         95,033       46,091  (28.98)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.68      0.48        219,357      105,559  (29.19)%
ABVPSF Small Cap Value Class A                                                                                  0.09%
  Multi-Fund(R) (1.00% Fee Rate)                       10.56      9.80          5,144       50,441   (7.12)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.55      9.77          1,427       13,939   (7.41)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.55      9.72          2,256       21,948   (7.81)%
ABVPSF Technology Class B                                                                                         --
  Multi-Fund(R) (1.00% Fee Rate)                        9.96      5.74            254        1,459  (42.39)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.57      0.33     82,385,204   26,940,215  (42.39)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.57      0.33        231,123       75,578  (42.39)%
  Multi-Fund(R) (1.30% Fee Rate)                        9.96      5.72            289        1,656  (42.56)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.56      0.32        811,731      263,362  (42.56)%
American Century VP International                                                                               0.05%
  eAnnuity(TM) (.55% Fee Rate)                          0.90      0.72        188,700      135,042  (20.81)%
American Funds Growth Class 2                                                                                   0.03%
  Multi-Fund(R) (1.00% Fee Rate)                       10.06      7.52        116,163      873,805  (25.22)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.81      0.60    396,391,192  239,096,947  (25.21)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.81      0.60      3,543,870    2,137,606  (25.21)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.05      7.50         64,235      481,646  (25.43)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.80      0.60      8,520,232    5,099,156  (25.43)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.05      7.46         25,054      186,920  (25.77)%
  Multi-Fund(R) (1.95% Fee Rate)                       10.05      7.44          1,816       13,522  (25.91)%
American Funds Growth-Income Class 2                                                                            3.15%
  Multi-Fund(R) (1.00% Fee Rate)                       10.11      8.18         98,425      804,630  (19.16)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.11      8.15         44,188      360,032  (19.40)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.10      8.11         23,853      193,387  (19.76)%
  Multi-Fund(R) (1.95% Fee Rate)                       10.10      8.09          1,687       13,646  (19.92)%
American Funds International Class 2                                                                            1.48%
  Multi-Fund(R) (1.00% Fee Rate)                       10.02      8.45         20,899      176,546  (15.71)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.68      0.58     62,403,882   35,935,629  (15.69)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.68      0.58        535,082      308,130  (15.69)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.02      8.42         12,513      105,361  (15.95)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.68      0.57      1,351,263      772,047  (15.94)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.01      8.38          5,097       42,706  (16.33)%
Baron Capital Asset                                                                                               --
  eAnnuity(TM) (.55% Fee Rate)                          1.44      1.23         64,524       79,105  (14.67)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         1.44      1.23          7,036        8,626  (14.67)%
  Multi-Fund(R) (1.002% Fee Rate)                       1.29      1.10     67,309,279   73,941,282  (15.05)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.29      1.10        152,969      168,041  (15.05)%
  Multi-Fund(R) (1.302% Fee Rate)                       1.28      1.09      1,512,165    1,644,553  (15.31)%
Delaware VIPT Global Bond                                                                                       0.21%
  eAnnuity(TM) (.55% Fee Rate)                          1.13      1.40          4,816        6,765   24.43%
  Multi-Fund(R) (1.002% Fee Rate)                       1.11      1.38     59,606,587   82,062,605   23.85%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.11      1.38        304,357      419,020   23.85%
  Multi-Fund(R) (1.302% Fee Rate)                       1.10      1.35        749,935    1,015,501   23.47%

Lincoln Life Variable Annuity Account C

                                                    Unit Value Unit Value                                    Investment
                                                    Beginning  End of     Units                    Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
-----------------------------------------------------------------------------------------------------------------------
Delaware VIPT Value                                                                                             1.57%
  eAnnuity(TM) (.55% Fee Rate)                        $ 1.65     $ 1.33        13,720 $     18,272  (19.12)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         1.65       1.33         8,106       10,795  (19.12)%
  Multi-Fund(R) (1.00% Fee Rate)                       10.06       8.10        21,588      174,776  (19.49)%
  Multi-Fund(R) (1.002% Fee Rate)                       1.62       1.31    65,576,156   85,658,615  (19.49)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.62       1.31       882,115    1,152,259  (19.49)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.05       8.07           373        3,008  (19.73)%
  Multi-Fund(R) (1.302% Fee Rate)                       1.60       1.28     1,981,084    2,545,270  (19.73)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.05       8.03         1,658       13,311  (20.09)%
Delaware VIPT REIT                                                                                              1.69%
  Multi-Fund(R) (1.00% Fee Rate)                       10.33      10.69        12,247      130,950    3.48%
  Multi-Fund(R) (1.002% Fee Rate)                       1.26       1.31    81,592,533  106,528,184    3.48%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.26       1.31       483,380      631,106    3.48%
  Multi-Fund(R) (1.30% Fee Rate)                       10.33      10.65         9,860      105,054    3.16%
  Multi-Fund(R) (1.302% Fee Rate)                       1.26       1.30     1,368,810    1,773,200    3.17%
  Multi-Fund(R) (1.75% Fee Rate)                       10.32      10.60         8,338       88,416    2.71%
Delaware VIPT Small Cap Value Service Class                                                                     0.26%
  Multi-Fund(R) (1.00% Fee Rate)                       10.58       9.87        19,497      192,508   (6.67)%
  Multi-Fund(R) (1.002% Fee Rate)                       1.02       0.95    99,645,202   95,132,666   (6.67)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.02       0.95       574,476      548,460   (6.67)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.58       9.84        27,577      271,361   (6.95)%
  Multi-Fund(R) (1.302% Fee Rate)                       1.02       0.95     2,038,129    1,936,559   (6.95)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.57       9.79         2,781       27,232   (7.36)%
  Multi-Fund(R) (1.95% Fee Rate)                       10.57       9.77           352        3,442   (7.55)%
Delaware VIPT Trend                                                                                               --
  eAnnuity(TM) (.55% Fee Rate)                          1.80       1.44        86,576      124,425  (20.38)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         1.80       1.44           708        1,018  (20.38)%
  Multi-Fund(R) (1.00% Fee Rate)                       10.54       8.36        35,681      298,152  (20.75)%
  Multi-Fund(R) (1.002% Fee Rate)                       1.78       1.41   193,594,017  273,828,584  (20.74)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.78       1.41       540,193      764,074  (20.74)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.54       8.33        28,371      236,282  (20.98)%
  Multi-Fund(R) (1.302% Fee Rate)                       1.76       1.39     3,493,384    4,860,521  (20.97)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.54       8.29         7,681       63,667  (21.33)%
  Multi-Fund(R) (1.95% Fee Rate)                       10.53       8.27           414        3,426  (21.50)%
Fidelity VIP Contrafund Service Class                                                                           0.68%
  Multi-Fund(R) (1.00% Fee Rate)                       10.25       9.19        13,455      123,708  (10.33)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.92       0.82    79,401,835   65,345,235  (10.33)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.92       0.82       541,521      445,655  (10.33)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.25       9.16         5,055       46,318  (10.61)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.91       0.81     2,109,835    1,718,978  (10.60)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.25       9.12         8,353       76,167  (11.00)%
Fidelity VIP Growth Service Class                                                                               0.15%
  Multi-Fund(R) (1.00% Fee Rate)                        9.97       6.89           465        3,203  (30.91)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.85       0.59   132,662,838   78,151,839  (30.90)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.85       0.59       417,363      245,869  (30.90)%
  Multi-Fund(R) (1.30% Fee Rate)                        9.97       6.87         2,257       15,502  (31.10)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.85       0.58     2,306,568    1,345,294  (31.10)%
  Multi-Fund(R) (1.75% Fee Rate)                        9.96       6.83           358        2,449  (31.42)%
Janus Aspen Series Worldwide Growth                                                                             0.88%
  eAnnuity(TM) (.55% Fee Rate)                          0.99       0.74       291,910      215,190  (25.91)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         0.99       0.74        48,803       35,976  (25.91)%
  Multi-Fund(R) (1.00% Fee Rate)                       10.10       7.45         3,107       23,147  (26.26)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.92       0.68   288,543,838  195,899,251  (26.25)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.92       0.68       652,971      443,317  (26.25)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.10       7.43         4,172       30,990  (26.47)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.91       0.67     3,505,988    2,356,614  (26.47)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.10       7.39         1,603       11,846  (26.81)%
Lincoln VIPT Aggressive Growth                                                                                    --
  Multi-Fund(R) (1.00% Fee Rate)                       10.31       7.12         1,850       13,170  (30.93)%
  Multi-Fund(R) (1.002% Fee Rate)                       1.41       0.97   180,724,988  175,505,159  (30.92)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.41       0.97       337,343      327,600  (30.92)%
  Multi-Fund(R) (1.302% Fee Rate)                       1.39       0.96     1,471,489    1,405,475  (31.13)%

Lincoln Life Variable Annuity Account C

                                                    Unit Value Unit Value                                      Investment
                                                    Beginning  End of     Units                      Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets     Return(2) Ratio(3)
-------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Bond                                                                                                 5.07%
  eAnnuity(TM) (.55% Fee Rate)                        $ 5.80     $ 6.35        10,152 $       64,476    9.55%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         5.80       6.35         4,641         29,475    9.55%
  Multi-Fund(R) (1.00% Fee Rate)                        9.99      10.90        86,220        939,393    9.05%
  Multi-Fund(R) (1.002% Fee Rate)                       5.71       6.23    71,277,716    443,729,135    9.06%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      5.71       6.23       327,999      2,041,909    9.06%
  Multi-Fund(R) (1.30% Fee Rate)                        9.99      10.86        11,019        119,645    8.72%
  Multi-Fund(R) (1.302% Fee Rate)                       5.63       6.12     1,453,625      8,900,825    8.73%
  Multi-Fund(R) (1.75% Fee Rate)                        9.98      10.81        13,009        140,564    8.24%
Lincoln VIPT Capital Appreciation                                                                                   --
  eAnnuity(TM) (.55% Fee Rate)                          2.30       1.67        53,603         89,553  (27.36)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         2.30       1.67         1,063          1,775  (27.36)%
  Multi-Fund(R) (1.00% Fee Rate)                        9.96       7.20         2,297         16,537  (27.70)%
  Multi-Fund(R) (1.002% Fee Rate)                       2.27       1.64   380,625,895    623,479,769  (27.69)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.27       1.64     1,067,693      1,748,921  (27.69)%
  Multi-Fund(R) (1.30% Fee Rate)                        9.95       7.17           166          1,194  (27.91)%
  Multi-Fund(R) (1.302% Fee Rate)                       2.23       1.61     4,978,637      8,021,348  (27.91)%
  Multi-Fund(R) (1.75% Fee Rate)                        9.95       7.14           191          1,367  (28.24)%
Lincoln VIPT Equity-Income                                                                                        1.00%
  eAnnuity(TM) (.55% Fee Rate)                          2.57       2.16        61,127        131,994  (16.13)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         2.57       2.16         4,660         10,062  (16.13)%
  Multi-Fund(R) (1.00% Fee Rate)                       10.11       8.44        13,472        113,752  (16.52)%
  Multi-Fund(R) (1.002% Fee Rate)                       2.54       2.12   270,819,051    573,345,894  (16.51)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.54       2.12     1,544,733      3,270,325  (16.51)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.11       8.42        15,471        130,198  (16.76)%
  Multi-Fund(R) (1.302% Fee Rate)                       2.50       2.08     4,662,573      9,708,835  (16.76)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.11       8.37         5,364         44,923  (17.13)%
Lincoln VIPT Global Asset Allocation                                                                              1.54%
  Multi-Fund(R) (1.00% Fee Rate)                       10.08       8.78            80            700  (12.88)%
  Multi-Fund(R) (1.002% Fee Rate)                       2.88       2.51    91,800,059    230,338,112  (12.86)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.88       2.51       452,520      1,135,431  (12.86)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.08       8.75            87            764  (13.14)%
  Multi-Fund(R) (1.302% Fee Rate)                       2.84       2.47     1,035,535      2,555,591  (13.13)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.07       8.71         2,157         18,788  (13.53)%
Lincoln VIPT Growth and Income                                                                                    1.00%
  eAnnuity(TM) (.55% Fee Rate)                         10.68       8.28         7,041         58,271  (22.48)%
  Multi-Fund(R) (1.00% Fee Rate)                       10.11       7.80        13,369        104,308  (22.84)%
  Multi-Fund(R) (1.002% Fee Rate)                      10.52       8.12   220,520,388  1,790,288,951  (22.83)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     10.52       8.12     3,462,499     28,110,203  (22.83)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.11       7.78         2,425         18,859  (23.06)%
  Multi-Fund(R) (1.302% Fee Rate)                      10.38       7.98     1,426,006     11,386,354  (23.06)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.10       7.74         4,682         36,231  (23.40)%
Lincoln VIPT International                                                                                        1.33%
  eAnnuity(TM) (.55% Fee Rate)                          1.85       1.64         5,091          8,336  (11.27)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         1.85       1.64         8,238         13,489  (11.27)%
  Multi-Fund(R) (1.00% Fee Rate)                       10.00       8.83         8,039         70,993  (11.67)%
  Multi-Fund(R) (1.002% Fee Rate)                       1.82       1.61   151,948,245    243,945,410  (11.66)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.82       1.61       282,635        453,756  (11.66)%
  Multi-Fund(R) (1.30% Fee Rate)                        9.99       8.80           142          1,254  (11.94)%
  Multi-Fund(R) (1.302% Fee Rate)                       1.79       1.58     1,478,622      2,334,895  (11.93)%
  Multi-Fund(R) (1.75% Fee Rate)                        9.99       8.76           458          4,012  (12.32)%
Lincoln VIPT Managed                                                                                              3.01%
  eAnnuity(TM) (.55% Fee Rate)                          5.42       4.79         7,812         37,421  (11.54)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         5.42       4.79         2,716         13,012  (11.54)%
  Multi-Fund(R) (1.00% Fee Rate)                       10.07       8.86        11,741        104,072  (11.95)%
  Multi-Fund(R) (1.002% Fee Rate)                       5.33       4.70   107,492,865    504,905,682  (11.94)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      5.33       4.70       491,477      2,308,521  (11.94)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.06       8.83         7,621         67,308  (12.22)%
  Multi-Fund(R) (1.302% Fee Rate)                       5.26       4.62     1,032,104      4,768,172  (12.20)%

Lincoln Life Variable Annuity Account C

                                                    Unit Value Unit Value                                    Investment
                                                    Beginning  End of     Units                    Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets   Return(2) Ratio(3)
-----------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Money Market                                                                                       1.40%
  eAnnuity(TM) (.55% Fee Rate)                        $ 2.87     $ 2.89     5,013,543 $ 14,489,627    0.85%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         2.87       2.89        16,808       48,577    0.85%
  Multi-Fund(R) (1.00% Fee Rate)                       10.01      10.05        51,478      517,333    0.39%
  Multi-Fund(R) (1.002% Fee Rate)                       2.82       2.83    52,868,368  149,818,159    0.40%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.82       2.83       121,777      345,091    0.40%
  Multi-Fund(R) (1.30% Fee Rate)                       10.01      10.01        13,965      139,822    0.06%
  Multi-Fund(R) (1.302% Fee Rate)                       2.78       2.79     1,102,334    3,072,306    0.10%
  Multi-Fund(R) (1.75% Fee Rate)                       10.00       9.97         4,656       46,404   (0.36)%
Lincoln VIPT Social Awareness                                                                                   0.89%
  eAnnuity(TM) (.55% Fee Rate)                          5.54       4.29         7,848       33,686  (22.55)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         5.54       4.29           125          535  (22.55)%
  Multi-Fund(R) (1.00% Fee Rate)                       10.14       7.82         3,041       23,773  (22.91)%
  Multi-Fund(R) (1.002% Fee Rate)                       5.46       4.21   186,475,638  784,741,203  (22.90)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      5.46       4.21       576,159    2,424,638  (22.90)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.14       7.79        11,598       90,377  (23.13)%
  Multi-Fund(R) (1.302% Fee Rate)                       5.38       4.14     2,612,226   10,812,124  (23.13)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.13       7.75           943        7,308  (23.48)%
Lincoln VIPT Special Opportunities                                                                              1.39%
  eAnnuity(TM) (.55% Fee Rate)                          9.73       8.54           378        3,224  (12.20)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         9.73       8.54         5,169       44,135  (12.20)%
  Multi-Fund(R) (1.00% Fee Rate)                       10.49       9.17        42,800      392,529  (12.60)%
  Multi-Fund(R) (1.002% Fee Rate)                       9.58       8.37    47,786,926  400,105,309  (12.60)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      9.58       8.37       112,034      938,029  (12.60)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.49       9.14         1,036        9,467  (12.87)%
  Multi-Fund(R) (1.302% Fee Rate)                       9.45       8.24       432,994    3,565,755  (12.86)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.48       9.09         2,232       20,295  (13.26)%
MFS VIT Capital Opportunities                                                                                   0.01%
  Multi-Fund(R) (1.00% Fee Rate)                       10.11       7.03         4,314       30,341  (30.42)%
MFS VIT Total Return                                                                                            0.64%
  Multi-Fund(R) (1.00% Fee Rate)                       10.11       9.50        14,594      138,609   (6.11)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.11       9.46         1,330       12,580   (6.42)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.10       9.42         4,259       40,106   (6.81)%
MFS VIT Utilities                                                                                               2.51%
  Multi-Fund(R) (1.00% Fee Rate)                        9.84       7.52            58          438  (23.53)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.79       0.60     8,173,701    4,915,977  (23.53)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.79       0.60        36,131       21,730  (23.53)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.79       0.60       234,665      140,463  (23.76)%
  Multi-Fund(R) (1.75% Fee Rate)                        9.83       7.46            64          479  (24.10)%
  Multi-Fund(R) (1.95% Fee Rate)                        9.83       7.45           472        3,512  (24.25)%
NB AMT Mid-Cap Growth                                                                                             --
  eAnnuity(TM) (.55% Fee Rate)                          1.05       0.73        61,412       45,129  (29.73)%
  Multi-Fund(R) (1.00% Fee Rate)                       10.18       7.12         2,968       21,137  (30.05)%
  Multi-Fund(R) (1.002% Fee Rate)                       1.00       0.70   118,903,506   83,232,411  (30.04)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.00       0.70       251,080      175,756  (30.04)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.99       0.69     1,367,160      947,494  (30.25)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.17       7.06         1,391        9,824  (30.58)%
  Multi-Fund(R) (1.95% Fee Rate)                       10.17       7.05           482        3,395  (30.70)%
NB AMT Partners                                                                                                 0.57%
  eAnnuity(TM) (.55% Fee Rate)                          1.01       0.77        10,678        8,173  (24.56)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.97       0.73    17,092,150   12,452,919  (24.90)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.97       0.73        47,327       34,481  (24.90)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.96       0.72       441,410      318,386  (25.13)%
NB AMT Regency                                                                                                  0.05%
  Multi-Fund(R) (1.00% Fee Rate)                       10.52       9.31         3,254       30,315  (11.46)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.51       9.28         1,181       10,958  (11.73)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.51       9.24           404        3,735  (12.09)%
Putnam VT Health Sciences Class IB                                                                                --
  Multi-Fund(R) (1.00% Fee Rate)                        9.97       7.86         4,556       35,821  (21.15)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.95       0.75     9,009,332    6,718,472  (21.14)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.95       0.75        34,453       25,692  (21.14)%
  Multi-Fund(R) (1.30% Fee Rate)                        9.97       7.84           567        4,445  (21.35)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.94       0.74       189,830      140,885  (21.37)%

Lincoln Life Variable Annuity Account C

                                                    Unit Value Unit Value                                   Investment
                                                    Beginning  End of     Units                   Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets  Return(2) Ratio(3)
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index                                                                                   1.07%
  eAnnuity(TM) (.55% Fee Rate)                        $ 0.91     $0.70         87,396 $    61,313  (22.74)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         0.91      0.70         82,873      58,140  (22.74)%
  Multi-Fund(R) (1.00% Fee Rate)                        9.97      7.67         34,188     262,216  (23.10)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.85      0.65    134,274,275  87,878,671  (23.09)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.85      0.65      2,218,757   1,452,113  (23.09)%
  Multi-Fund(R) (1.30% Fee Rate)                        9.97      7.65          9,248      70,709  (23.32)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.85      0.65      2,272,440   1,472,502  (23.32)%
  Multi-Fund(R) (1.75% Fee Rate)                        9.97      7.61          8,064      61,336  (23.67)%
Scudder VIT Small Cap Index                                                                                    0.71%
  eAnnuity(TM) (.55% Fee Rate)                          1.15      0.91        168,908     152,987  (21.02)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         1.15      0.91        104,916      95,026  (21.02)%
  Multi-Fund(R) (1.00% Fee Rate)                       10.69      8.40          2,891      24,287  (21.38)%
  Multi-Fund(R) (1.002% Fee Rate)                       1.12      0.88     21,805,861  19,191,470  (21.38)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.12      0.88        103,953      91,489  (21.38)%
  Multi-Fund(R) (1.30% Fee Rate)                       10.68      8.37            850       7,118  (21.62)%
  Multi-Fund(R) (1.302% Fee Rate)                       1.11      0.87        760,249     662,403  (21.61)%
  Multi-Fund(R) (1.75% Fee Rate)                       10.68      8.33          4,038      33,648  (21.96)%
WFVT Small Cap Growth                                                                                            --
  Multi-Fund(R) (1.00% Fee Rate) (1)                    7.27      7.01          1,922      13,478   (3.61)%

(1) Reflects less than a full year of activity. Funds were first received in this option on 12/5/2002.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Variable Annuity Account C

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                    Unit Value Unit Value                                    Investment
                                                    Beginning  End of     Units                    Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets   Return(3) Ratio(4)
-----------------------------------------------------------------------------------------------------------------------
AIM International Growth                                                                                        0.36%
  Multi-Fund(R) (1.00% Fee Rate)(2)                   $10.00     $10.16           100 $      1,016    1.64%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.16           103        1,047    1.60%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.16           100        1,016    1.60%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.16           103        1,053    1.55%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.15           103        1,046    1.53%
AIM Premier Equity                                                                                              0.14%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.00           100        1,000   (0.04)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00       9.99           103        1,029   (0.06)%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00       9.99           100          999   (0.08)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00       9.99           103        1,036   (0.12)%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00       9.99           103        1,029   (0.14)%
ABVPSF Growth Class B                                                                                           0.22%
  Multi-Fund(R) (1.002% Fee Rate)                       0.90       0.68     9,650,843    6,590,764  (24.41)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.90       0.68        89,795       61,323  (24.41)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.90       0.68        59,252       40,270  (24.64)%
ABVPSF Small Cap Value Class A                                                                                    --
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.56           100        1,056    5.55%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.55           103        1,087    5.52%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.55           100        1,055    5.51%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.55           103        1,086    5.47%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.54           103        1,094    5.43%
ABVPSF Technology Class B                                                                                         --
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00       9.96           100          996   (0.35)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.77       0.57    81,913,600   46,494,918  (26.20)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.77       0.57       248,531      141,069  (26.20)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00       9.96           103        1,026   (0.38)%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00       9.96           100          996   (0.39)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.77       0.56     1,146,481      647,606  (26.42)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00       9.96           103        1,026   (0.43)%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00       9.95           103        1,025   (0.46)%
American Century VP International                                                                               0.07%
  eAnnuity(TM) (.55% Fee Rate)                          1.28       0.90        98,203       88,749  (29.56)%
American Funds Growth Class 2                                                                                   0.48%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.06           100        1,006    0.59%
  Multi-Fund(R) (1.002% Fee Rate)                       1.00       0.81   313,662,711  252,963,874  (18.97)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.00       0.81     1,970,247    1,588,972  (18.97)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.06           103        1,036    0.56%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.05           100        1,005    0.55%
  Multi-Fund(R) (1.302% Fee Rate)                       0.99       0.80     8,301,236    6,662,548  (19.21)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.05           103        1,035    0.50%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.05           103        1,035    0.48%
American Funds Growth-Income Class 2                                                                              --
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.11           100        1,019    1.13%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.11           103        1,041    1.10%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.11           100        1,011    1.09%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.10           103        1,041    1.05%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.10           103        1,041    1.02%
American Funds International Class 2                                                                            0.90%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.02           100        1,002    0.22%
  Multi-Fund(R) (1.002% Fee Rate)                       0.86       0.68    42,307,188   28,897,444  (20.69)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.86       0.68       370,282      252,917  (20.69)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.02           103        1,032    0.19%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.02           100        1,002    0.18%
  Multi-Fund(R) (1.302% Fee Rate)                       0.86       0.68       925,247      628,923  (20.93)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.01           103        1,031    0.13%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.01           103        1,031    0.12%

Lincoln Life Variable Annuity Account C

                                                       Unit Value Unit Value                                    Investment
                                                       Beginning  End of     Units                    Total     Income
Subaccount                                             of Period  Period     Outstanding Net Assets   Return(3) Ratio(4)
--------------------------------------------------------------------------------------------------------------------------
Baron Capital Asset                                                                                                  --
  eAnnuity(TM) (.55% Fee Rate)                           $ 1.29     $ 1.44        62,393 $     89,642   11.72%
  Multi-Fund(R) (1.002% Fee Rate)                          1.16       1.29    50,998,885   65,951,863   11.22%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         1.16       1.29        49,520       64,040   11.22%
  Multi-Fund(R) (1.302% Fee Rate)                          1.16       1.28     1,337,523    1,717,548   10.89%
Delaware VIPT Global Bond                                                                                          2.10%
  eAnnuity(TM) (.55% Fee Rate)                             1.14       1.13         3,773        4,259   (1.03)%
  Multi-Fund(R) (1.002% Fee Rate)                          1.13       1.11    10,391,629   11,551,949   (1.48)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         1.13       1.11        91,609      101,838   (1.48)%
  Multi-Fund(R) (1.302% Fee Rate)                          1.12       1.10       283,795      311,231   (1.77)%
Delaware VIPT Value                                                                                                0.17%
  eAnnuity(TM) (.55% Fee Rate)                             1.72       1.65         9,953       16,389   (4.42)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            1.72       1.65         8,381       13,800   (4.42)%
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00      10.06           100        1,006    0.56%
  Multi-Fund(R) (1.002% Fee Rate)                          1.71       1.62    65,103,320  105,625,740   (4.85)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         1.71       1.62       626,677    1,016,740   (4.85)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00      10.05           103        1,036    0.54%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00      10.05           100        1,005    0.52%
  Multi-Fund(R) (1.302% Fee Rate)                          1.69       1.60     2,611,137    4,179,333   (5.13)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00      10.05           103        1,035    0.48%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00      10.05           103        1,035    0.46%
Delaware VIPT REIT                                                                                                 1.48%
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00      10.33           100        1,033    3.33%
  Multi-Fund(R) (1.002% Fee Rate)                          1.17       1.26    36,697,251   46,301,003    7.70%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         1.17       1.26       208,861      263,521    7.70%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00      10.33           103        1,064    3.29%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00      10.33           100        1,033    3.29%
  Multi-Fund(R) (1.302% Fee Rate)                          1.17       1.26       541,845      680,355    7.38%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00      10.32           103        1,063    3.24%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00      10.32           103        1,063    3.21%
Delaware VIPT Small Cap Value Service Class                                                                          --
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00      10.58           100        1,058    5.79%
  Multi-Fund(R) (1.002% Fee Rate)(1)                       1.00       1.02    35,508,354   36,321,678    2.29%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)(1)      1.00       1.02       189,937      194,287    2.29%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00      10.58           103        1,089    5.75%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00      10.58           100        1,058    5.75%
  Multi-Fund(R) (1.302% Fee Rate)(1)                       1.00       1.02     1,115,379    1,138,905    2.11%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00      10.57           103        1,089    5.70%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00      10.57           103        1,088    5.67%
Delaware VIPT Trend                                                                                                  --
  eAnnuity(TM) (.55% Fee Rate)                             2.14       1.80        89,313      161,209  (15.80)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            2.14       1.80           820        1,479  (15.80)%
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00      10.54           100        1,054    5.44%
  Multi-Fund(R) (1.002% Fee Rate)                          2.13       1.78   214,133,351  382,117,078  (16.18)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         2.13       1.78       357,827      638,536  (16.18)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00      10.54           103        1,086    5.41%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00      10.54           100        1,054    5.40%
  Multi-Fund(R) (1.302% Fee Rate)                          2.11       1.76     4,412,305    7,768,417  (16.43)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00      10.54           103        1,085    5.35%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00      10.53           103        1,085    5.33%
Fidelity VIP Contrafund Service Class                                                                              0.69%
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00      10.25           100        1,025    2.54%
  Multi-Fund(R) (1.002% Fee Rate)                          1.06       0.92    67,248,666   61,717,824  (13.24)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         1.06       0.92       233,093      213,922  (13.24)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00      10.25           103        1,056    2.50%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00      10.25           100        1,025    2.50%
  Multi-Fund(R) (1.302% Fee Rate)                          1.05       0.91     1,861,364    1,696,292  (13.50)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00      10.25           103        1,055    2.45%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00      10.24           103        1,055    2.42%

Lincoln Life Variable Annuity Account C

                                                    Unit Value Unit Value                                      Investment
                                                    Beginning  End of     Units                      Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets     Return(3) Ratio(4)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Service Class                                                                                   --
  Multi-Fund(R) (1.00% Fee Rate)(2)                   $10.00     $ 9.97           100 $          997   (0.27)%
  Multi-Fund(R) (1.002% Fee Rate)                       1.05       0.85   147,021,818    125,333,494  (18.55)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.05       0.85       558,074        475,748  (18.55)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00       9.97           103          1,027   (0.30)%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00       9.97           100            997   (0.31)%
  Multi-Fund(R) (1.302% Fee Rate)                       1.04       0.85     3,348,130      2,834,353  (18.79)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00       9.96           103          1,026   (0.35)%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00       9.96           103          1,026   (0.37)%
Janus Aspen Worldwide Growth                                                                                      0.48%
  eAnnuity(TM) (.55% Fee Rate)                          1.29       0.99       284,818        283,391  (22.86)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         1.29       0.99        57,389         57,101  (22.86)%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.10           100          1,010    1.04%
  Multi-Fund(R) (1.002% Fee Rate)                       1.20       0.92   331,309,982    304,976,178  (23.21)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.20       0.92       916,318        843,486  (23.21)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.10           103          1,041    1.03%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.10           100          1,010    1.01%
  Multi-Fund(R) (1.302% Fee Rate)                       1.19       0.91     4,478,932      4,094,191  (23.44)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.10           103          1,040    0.96%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.09           103          1,040    0.95%
Lincoln VIPT Aggressive Growth                                                                                      --
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.31           100          1,031    3.07%
  Multi-Fund(R) (1.002% Fee Rate)                       2.13       1.41   208,342,214    292,876,357  (33.96)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.13       1.41       399,252        561,247  (33.96)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.30           103          1,061    3.04%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.30           100          1,030    3.03%
  Multi-Fund(R) (1.302% Fee Rate)                       2.11       1.39     1,978,470      2,743,699  (34.15)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.30           103          1,061    2.98%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.30           103          1,060    2.96%
Lincoln VIPT Bond                                                                                                 5.41%
  eAnnuity(TM) (.55% Fee Rate)                          5.35       5.80         5,344         30,979    8.42%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         5.35       5.80         1,673          9,701    8.42%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00       9.99           100            999   (0.08)%
  Multi-Fund(R) (1.002% Fee Rate)                       5.28       5.71    68,955,262    393,614,910    8.06%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      5.28       5.71       181,621      1,036,741    8.06%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00       9.99           103          1,029   (0.11)%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00       9.99           100            999   (0.13)%
  Multi-Fund(R) (1.302% Fee Rate)                       5.23       5.63     1,339,739      7,544,676    7.74%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00       9.98           103          1,028   (0.18)%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00       9.98           103          1,028   (0.19)%
Lincoln VIPT Capital Appreciation                                                                                   --
  eAnnuity(TM) (.55% Fee Rate)                          3.12       2.30        76,780        176,599  (26.29)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         3.12       2.30         1,725          3,967  (26.29)%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00       9.96           100            996   (0.43)%
  Multi-Fund(R) (1.002% Fee Rate)                       3.09       2.27   458,388,826  1,038,407,196  (26.62)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      3.09       2.27     1,492,745      3,381,578  (26.62)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00       9.95           103          1,025   (0.46)%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00       9.95           100            995   (0.48)%
  Multi-Fund(R) (1.302% Fee Rate)                       3.05       2.23     7,044,322     15,743,141  (26.84)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00       9.95           103          1,025   (0.52)%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00       9.95           103          1,024   (0.54)%
Lincoln VIPT Equity-Income                                                                                        1.12%
  eAnnuity(TM) (.55% Fee Rate)                          2.79       2.57        56,447        145,329   (7.85)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         2.79       2.57         5,816         14,974   (7.85)%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.11           100          1,011    1.14%
  Multi-Fund(R) (1.002% Fee Rate)                       2.76       2.54   293,856,934    745,128,131   (8.27)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.76       2.54     1,207,367      3,061,499   (8.27)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.11           103          1,041    1.11%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.11           100          1,011    1.10%
  Multi-Fund(R) (1.302% Fee Rate)                       2.74       2.50     5,213,123     13,040,719   (8.54)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.11           103          1,041    1.06%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.10           103          1,041    1.04%

Lincoln Life Variable Annuity Account C

                                                    Unit Value Unit Value                                      Investment
                                                    Beginning  End of     Units                      Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets     Return(3) Ratio(4)
-------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Global Asset Allocation                                                                              0.38%
  Multi-Fund(R) (1.00% Fee Rate)(2)                   $10.00     $10.08           100 $        1,008    0.81%
  Multi-Fund(R) (1.002% Fee Rate)                       3.15       2.88   106,920,435    307,886,094   (8.70)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      3.15       2.88       546,957      1,575,007   (8.70)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.08           103          1,038    0.78%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.08           100          1,008    0.77%
  Multi-Fund(R) (1.302% Fee Rate)                       3.12       2.84     1,237,852      3,516,463   (8.97)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.07           103          1,037    0.72%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.07           103          1,037    0.70%
Lincoln VIPT Growth and Income                                                                                    0.93%
  eAnnuity(TM) (.55% Fee Rate)                         12.09      10.68         4,686         50,026  (11.72)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        12.09      10.68           146          1,556  (11.72)%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.11           100          1,011    1.12%
  Multi-Fund(R) (1.002% Fee Rate)                      11.97      10.52   260,455,062  2,739,919,787  (12.12)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     11.97      10.52     3,578,156     37,641,276  (12.12)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.11           103          1,041    1.09%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.11           100          1,011    1.08%
  Multi-Fund(R) (1.302% Fee Rate)                      11.84      10.38     1,936,345     20,094,712  (12.38)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.10           103          1,041    1.03%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.10           103          1,040    1.01%
Lincoln VIPT International                                                                                        2.07%
  eAnnuity(TM) (.55% Fee Rate)                          2.06       1.85         9,967         18,393  (10.46)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         2.06       1.85         9,366         17,284  (10.46)%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.00           100          1,000   (0.02)%
  Multi-Fund(R) (1.002% Fee Rate)                       2.04       1.82   169,787,134    308,569,919  (10.86)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.04       1.82       283,438        515,117  (10.86)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.00           103          1,030   (0.05)%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00       9.99           100            999   (0.06)%
  Multi-Fund(R) (1.302% Fee Rate)                       2.02       1.79     1,793,385      3,215,433  (11.13)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00       9.99           103          1,029   (0.10)%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00       9.99           103          1,029   (0.12)%
Lincoln VIPT Managed                                                                                              3.15%
  eAnnuity(TM) (.55% Fee Rate)                          5.53       5.42         4,030         21,823   (2.15)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         5.53       5.42         2,887         15,635   (2.15)%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.07           100          1,007    0.66%
  Multi-Fund(R) (1.002% Fee Rate)                       5.48       5.33   124,771,684    665,532,240   (2.59)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      5.48       5.33       500,282      2,668,503   (2.59)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.06           103          1,036    0.63%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.06           100          1,006    0.62%
  Multi-Fund(R) (1.302% Fee Rate)                       5.42       5.26     1,348,329      7,094,978   (2.89)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.06           103          1,036    0.57%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.06           103          1,036    0.56%
Lincoln VIPT Money Market                                                                                         3.87%
  eAnnuity(TM) (.55% Fee Rate)                          2.77       2.87       611,639      1,752,741    3.45%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         2.77       2.87         3,594         10,300    3.45%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.01           100          1,001    0.11%
  Multi-Fund(R) (1.002% Fee Rate)                       2.74       2.82    59,147,873    166,949,840    2.98%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.74       2.82       185,121        522,519    2.98%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.01           103          1,031    0.07%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.01           100          1,001    0.07%
  Multi-Fund(R) (1.302% Fee Rate)                       2.71       2.78     1,490,077      4,148,977    2.67%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.00           103          1,030    0.02%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.00           103          1,030   (0.01)%
Lincoln VIPT Social Awareness                                                                                     0.64%
  eAnnuity(TM) (.55% Fee Rate)                          6.16       5.54         8,219         45,552  (10.02)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         6.16       5.54           140            776  (10.02)%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.14           100          1,014    1.41%
  Multi-Fund(R) (1.002% Fee Rate)                       6.09       5.46   215,412,082  1,175,711,103  (10.43)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      6.09       5.46       657,200      3,586,972  (10.43)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.14           103          1,044    1.37%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.14           100          1,014    1.37%
  Multi-Fund(R) (1.302% Fee Rate)                       6.03       5.38     3,327,644     17,917,128  (10.70)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.13           103          1,044    1.32%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.13           103          1,043    1.30%

Lincoln Life Variable Annuity Account C

                                                       Unit Value Unit Value                                    Investment
                                                       Beginning  End of     Units                    Total     Income
Subaccount                                             of Period  Period     Outstanding Net Assets   Return(3) Ratio(4)
--------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Special Opportunities                                                                                 1.43%
  eAnnuity(TM) (.55% Fee Rate)                           $ 9.58     $ 9.73         3,197 $     31,095    1.57%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            9.58       9.73         3,224       31,353    1.57%
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00      10.49           100        1,049    4.93%
  Multi-Fund(R) (1.002% Fee Rate)                          9.47       9.58    51,523,267  493,577,611    1.11%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         9.47       9.58       104,060      996,868    1.11%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00      10.49           103        1,080    4.89%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00      10.49           100        1,049    4.89%
  Multi-Fund(R) (1.302% Fee Rate)                          9.37       9.45       513,212    4,850,168    0.81%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00      10.48           103        1,080    4.84%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00      10.48           103        1,080    4.81%
MFS VIT Capital Opportunities                                                                                        --
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00      10.11           100        1,011    1.08%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00      10.11           103        1,049    1.05%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00      10.10           100        1,010    1.04%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00      10.10           103        1,040    0.99%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00      10.10           103        1,040    0.97%
MFS VIT Total Return                                                                                                 --
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00      10.11           100        1,011    1.13%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00      10.11           103        1,049    1.10%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00      10.11           100        1,011    1.09%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00      10.10           103        1,041    1.05%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00      10.10           103        1,041    1.02%
MFS VIT Utilities                                                                                                    --
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00       9.84           100          984   (1.60)%
  Multi-Fund(R) (1.002% Fee Rate)(1)                       1.00       0.79     5,284,718    4,156,337  (21.35)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)(1)      1.00       0.79        39,182       30,816  (21.35)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00       9.84           103        1,013   (1.62)%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00       9.84           100          984   (1.63)%
  Multi-Fund(R) (1.302% Fee Rate)(1)                       1.00       0.79       184,411      144,778  (21.49)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00       9.83           103        1,013   (1.68)%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00       9.83           103        1,013   (1.70)%
NB AMT Mid-Cap Growth                                                                                                --
  eAnnuity(TM) (.55% Fee Rate)                             1.40       1.05        50,190       52,484  (25.06)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)            1.40       1.05         4,186        4,377  (25.06)%
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00      10.18           100        1,018    1.81%
  Multi-Fund(R) (1.002% Fee Rate)                          1.34       1.00   134,748,309  134,834,667  (25.40)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         1.34       1.00       278,920      279,099  (25.40)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00      10.18           103        1,048    1.78%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00      10.18           100        1,018    1.77%
  Multi-Fund(R) (1.302% Fee Rate)                          1.34       0.99     1,759,446    1,748,313  (25.62)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00      10.17           103        1,048    1.72%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00      10.17           103        1,047    1.70%
NB AMT Partners                                                                                                    0.29%
  eAnnuity(TM) (.55% Fee Rate)                             1.05       1.01         8,407        8,530   (3.36)%
  Multi-Fund(R) (1.002% Fee Rate)                          1.01       0.97    19,392,742   18,813,598   (3.80)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)         1.01       0.97        52,638       51,066   (3.80)%
  Multi-Fund(R) (1.302% Fee Rate)                          1.00       0.96       413,070      397,923   (4.08)%
NB AMT Regency                                                                                                       --
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00      10.52           100        1,052    5.16%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00      10.51           103        1,091    5.13%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00      10.51           100        1,051    5.12%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00      10.51           103        1,082    5.07%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00      10.50           103        1,082    5.04%
Putnam Health Sciences Class IB                                                                                      --
  Multi-Fund(R) (1.00% Fee Rate)(2)                       10.00       9.97           100          997   (0.29)%
  Multi-Fund(R) (1.002% Fee Rate)(1)                       1.00       0.95     4,828,879    4,566,179   (5.44)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)(1)      1.00       0.95        64,549       61,037   (5.44)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                       10.00       9.97           103        1,027   (0.32)%
  Multi-Fund(R) (1.30% Fee Rate)(2)                       10.00       9.97           100          997   (0.33)%
  Multi-Fund(R) (1.302% Fee Rate)(1)                       1.00       0.94        62,214       58,725   (5.61)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                       10.00       9.96           103        1,026   (0.37)%
  Multi-Fund(R) (1.95% Fee Rate)(2)                       10.00       9.96           103        1,026   (0.40)%

Lincoln Life Variable Annuity Account C

                                                    Unit Value Unit Value                                    Investment
                                                    Beginning  End of     Units                    Total     Income
Subaccount                                          of Period  Period     Outstanding Net Assets   Return(3) Ratio(4)
-----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index                                                                                    0.92%
  eAnnuity(TM) (.55% Fee Rate)                        $ 1.04     $ 0.91        27,526 $     24,995  (12.66)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         1.04       0.91        93,772       85,150  (12.66)%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00       9.97           100          997   (0.26)%
  Multi-Fund(R) (1.002% Fee Rate)                       0.98       0.85   123,651,748  105,223,302  (13.06)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      0.98       0.85     1,030,817      877,189  (13.06)%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00       9.97           103        1,027   (0.29)%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00       9.97           100          997   (0.30)%
  Multi-Fund(R) (1.302% Fee Rate)                       0.97       0.85     2,805,977    2,371,230  (13.32)%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00       9.97           103        1,026   (0.35)%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00       9.96           103        1,026   (0.36)%
Scudder VIT Small Cap Index                                                                                     0.74%
  eAnnuity(TM) (.55% Fee Rate)                          1.13       1.15       170,390      195,402    1.51%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         1.13       1.15       113,633      130,313    1.51%
  Multi-Fund(R) (1.00% Fee Rate)(2)                    10.00      10.69           100        1,069    6.87%
  Multi-Fund(R) (1.002% Fee Rate)                       1.11       1.12    19,047,416   21,321,461    1.05%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      1.11       1.12        84,201       94,253    1.05%
  Multi-Fund(R) (1.25% Fee Rate)(2)                    10.00      10.68           103        1,100    6.83%
  Multi-Fund(R) (1.30% Fee Rate)(2)                    10.00      10.68           100        1,068    6.82%
  Multi-Fund(R) (1.302% Fee Rate)                       1.10       1.11       841,685      935,551    0.75%
  Multi-Fund(R) (1.75% Fee Rate)(2)                    10.00      10.68           103        1,100    6.77%
  Multi-Fund(R) (1.95% Fee Rate)(2)                    10.00      10.67           103        1,099    6.74%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/29/2001.
(2) Reflects less than a full year of activity. Funds were first received in this option on 11/19/2001.
(3) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(4) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Variable Annuity Account C

A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 2000 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                       Unit Value Unit Value
                                                       Beginning  End of     Units                    Total
Subaccount                                             of Period  Period     Outstanding Net Assets   Return(2)
---------------------------------------------------------------------------------------------------------------
ABVPSF Growth Class B
  Multi-Fund(R) (1.002% Fee Rate)(1)                     $1.00      $0.90      5,810,068 $  5,249,166   (9.65)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)(1)     1.00       0.90         36,879       33,318   (9.65)%
  Multi-Fund(R) (1.302% Fee Rate)(1)                      1.00       0.90        127,958      115,396   (9.82)%
ABVPSF Technology Class B
  Multi-Fund(R) (1.002% Fee Rate)(1)                      1.00       0.77     69,406,745   53,381,302  (23.09)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)(1)     1.00       0.77        179,939      138,392  (23.09)%
  Multi-Fund(R) (1.302% Fee Rate)(1)                      1.00       0.77      1,389,921    1,067,038  (23.23)%
American Century VP International
  eAnnuity(TM) (.55% Fee Rate)                            1.55       1.28        108,766      139,556   28.31%
American Funds Growth Class 2
  Multi-Fund(R) (1.002% Fee Rate)(1)                      1.00       1.00    184,154,139  183,285,850   (0.47)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)(1)     1.00       1.00      1,128,424    1,123,104   (0.47)%
  Multi-Fund(R) (1.302% Fee Rate)(1)                      1.00       0.99      4,949,850    4,917,540   (0.65)%
American Funds International Class 2
  Multi-Fund(R) (1.002% Fee Rate)(1)                      1.00       0.86     23,268,182   20,038,511  (13.88)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)(1)     1.00       0.86        202,823      174,671  (13.88)%
  Multi-Fund(R) (1.302% Fee Rate)(1)                      1.00       0.86        750,887      645,473  (14.04)%
Baron Capital Asset
  eAnnuity(TM) (.55% Fee Rate)                            1.33       1.29         49,338       63,446   (3.19)%
  Multi-Fund(R) (1.002% Fee Rate)                         1.21       1.16     18,359,205   21,346,969   (3.62)%
  Multi-Fund(R) (1.302% Fee Rate)                         1.21       1.16      1,448,876    1,677,876   (3.91)%
Delaware VIPT Global Bond
  eAnnuity(TM) (.55% Fee Rate)                            1.14       1.14          1,995        2,276    0.32%
  Multi-Fund(R) (1.002% Fee Rate)                         1.13       1.13      9,959,467   11,237,344   (0.15)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)        1.13       1.13        103,631      116,928   (0.15)%
  Multi-Fund(R) (1.302% Fee Rate)                         1.12       1.12        270,767      302,295   (0.45)%
Delaware VIPT Value
  eAnnuity(TM) (.55% Fee Rate)                            1.56       1.72          7,615       13,119   10.70%
  Multi-Fund(R) (1.002% Fee Rate)                         1.55       1.71     50,851,938   86,706,165   10.22%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)        1.55       1.71        531,833      906,814   10.22%
  Multi-Fund(R) (1.302% Fee Rate)                         1.54       1.69      2,257,802    3,809,238    9.89%
Delaware VIPT REIT
  Multi-Fund(R) (1.002% Fee Rate)(1)                      1.00       1.17     25,198,769   29,519,239   17.15%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)(1)     1.00       1.17         39,690       46,495   17.15%
  Multi-Fund(R) (1.302% Fee Rate)(1)                      1.00       1.17        266,822      311,999   16.93%
Delaware VIPT Trend
  eAnnuity(TM) (.55% Fee Rate)                            2.32       2.14        113,415      243,132   (7.73)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)           2.32       2.14          2,327        4,989   (7.73)%
  Multi-Fund(R) (1.002% Fee Rate)                         2.31       2.13    236,656,424  503,843,559   (7.83)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)        2.31       2.13        436,999      930,374   (7.83)%
  Multi-Fund(R) (1.302% Fee Rate)                         2.29       2.11      5,356,604   11,285,640   (8.11)%
Fidelity VIP Contra Service Class
  Multi-Fund(R) (1.002% Fee Rate)                         1.15       1.06     60,708,211   64,214,327   (7.65)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)        1.15       1.06        193,788      204,980   (7.65)%
  Multi-Fund(R) (1.302% Fee Rate)                         1.14       1.05      2,642,459    2,783,807   (7.92)%
Fidelity VIP Growth Service Class
  Multi-Fund(R) (1.002% Fee Rate)                         1.19       1.05    150,874,224  157,904,618  (11.96)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)        1.19       1.05        673,442      704,823  (11.96)%
  Multi-Fund(R) (1.302% Fee Rate)                         1.19       1.04      4,152,939    4,329,194  (12.22)%
Janus Aspen Worldwide Growth
  eAnnuity(TM) (.55% Fee Rate)                            1.54       1.29        317,536      409,581  (16.23)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)           1.54       1.29         73,196       94,414  (16.23)%
  Multi-Fund(R) (1.002% Fee Rate)                         1.44       1.20    349,677,486  419,176,139  (16.52)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)        1.44       1.20        951,303    1,140,375  (16.52)%
  Multi-Fund(R) (1.302% Fee Rate)                         1.43       1.19      6,256,602    7,470,247  (16.76)%

Lincoln Life Variable Annuity Account C

                                                    Unit Value Unit Value
                                                    Beginning  End of     Units                      Total
Subaccount                                          of Period  Period     Outstanding Net Assets     Return(2)
--------------------------------------------------------------------------------------------------------------
Lincoln VIPT Aggressive Growth
  Multi-Fund(R) (1.002% Fee Rate)                     $ 2.21     $ 2.13   233,175,048 $  496,307,950   (3.66)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.21       2.13       404,075        860,064   (3.66)%
  Multi-Fund(R) (1.302% Fee Rate)                       2.19       2.11     2,439,570      5,137,939   (3.95)%
Lincoln VIPT Bond
  eAnnuity(TM) (.55% Fee Rate)                          4.84       5.35         1,307          6,990   10.42%
  Multi-Fund(R) (1.002% Fee Rate)                       4.81       5.28    51,363,134    271,319,552    9.78%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      4.81       5.28       105,843        559,101    9.78%
  Multi-Fund(R) (1.302% Fee Rate)                       4.78       5.23       866,221      4,527,644    9.45%
Lincoln VIPT Capital Appreciation
  eAnnuity(TM) (.55% Fee Rate)                          3.73       3.12        78,495        244,942  (16.32)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         3.73       3.12         4,928         15,378  (16.32)%
  Multi-Fund(R) (1.002% Fee Rate)                       3.71       3.09   510,682,818  1,576,650,546  (16.70)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      3.71       3.09     1,829,965      5,649,722  (16.70)%
  Multi-Fund(R) (1.302% Fee Rate)                       3.68       3.05     8,960,152     27,373,006  (16.94)%
Lincoln VIPT Equity-Income
  eAnnuity(TM) (.55% Fee Rate)                          2.54       2.79        57,173        159,740   10.01%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         2.54       2.79         6,010         16,792   10.01%
  Multi-Fund(R) (1.002% Fee Rate)                       2.52       2.76   294,144,130    813,070,389    9.52%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.52       2.76     1,164,785      3,219,688    9.52%
  Multi-Fund(R) (1.302% Fee Rate)                       2.50       2.74     5,124,817     14,017,090    9.19%
Lincoln VIPT Global Asset Allocation
  Multi-Fund(R) (1.002% Fee Rate)                       3.37       3.15   118,277,702    373,037,546   (6.38)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      3.37       3.15       657,073      2,072,352   (6.38)%
  Multi-Fund(R) (1.302% Fee Rate)                       3.34       3.12     1,387,776      4,330,914   (6.66)%
Lincoln VIPT Growth and Income
  eAnnuity(TM) (.55% Fee Rate)                         13.46      12.09         4,419         53,443  (10.13)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        13.46      12.09         1,836         22,197  (10.13)%
  Multi-Fund(R) (1.002% Fee Rate)                      13.38      11.97   284,457,143  3,404,973,611  (10.53)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     13.38      11.97     3,840,017     45,965,299  (10.53)%
  Multi-Fund(R) (1.302% Fee Rate)                      13.28      11.84     2,236,085     26,483,857  (10.80)%
Lincoln VIPT International
  eAnnuity(TM) (.55% Fee Rate)                          2.07       2.06         6,431         13,254   (0.44)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         2.07       2.06        17,153         35,349   (0.44)%
  Multi-Fund(R) (1.002% Fee Rate)                       2.06       2.04   191,132,203    389,702,566   (0.89)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.06       2.04       342,936        699,218   (0.89)%
  Multi-Fund(R) (1.302% Fee Rate)                       2.04       2.02     1,884,345      3,801,731   (1.18)%
Lincoln VIPT Managed
  eAnnuity(TM) (.55% Fee Rate)                          5.64       5.53         5,442         30,121   (1.95)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         5.64       5.53         2,128         11,775   (1.95)%
  Multi-Fund(R) (1.002% Fee Rate)                       5.61       5.48   134,226,978    735,039,952   (2.39)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      5.61       5.48       530,238      2,903,634   (2.39)%
  Multi-Fund(R) (1.302% Fee Rate)                       5.57       5.42     1,379,569      7,475,127   (2.68)%
Lincoln VIPT Money Market
  eAnnuity(TM) (.55% Fee Rate)                          2.63       2.77       139,463        386,343    5.49%
  Multi-Fund(R) (1.002% Fee Rate)                       2.61       2.74    51,218,431    140,386,886    5.02%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      2.61       2.74       181,995        498,837    5.02%
  Multi-Fund(R) (1.302% Fee Rate)                       2.59       2.71     1,035,373      2,807,922    4.70%
Lincoln VIPT Social Awareness
  eAnnuity(TM) (.55% Fee Rate)                          6.76       6.16         9,225         56,821   (8.83)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)         6.76       6.16           600          3,695   (8.83)%
  Multi-Fund(R) (1.002% Fee Rate)                       6.71       6.09   230,568,604  1,404,937,450   (9.25)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      6.71       6.09       746,871      4,550,953   (9.25)%
  Multi-Fund(R) (1.302% Fee Rate)                       6.66       6.03     3,803,334     22,931,061   (9.52)%
Lincoln VIPT Special Opportunities
  eAnnuity(TM) (.55% Fee Rate)                          8.30       9.58         3,166         30,318   15.40%
  Multi-Fund(R) (1.002% Fee Rate)                       8.25       9.47    52,172,621    494,314,356   14.88%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)      8.25       9.47       106,611      1,010,094   14.88%
  Multi-Fund(R) (1.302% Fee Rate)                       8.19       9.37       525,727      4,928,685   14.53%

Lincoln Life Variable Annuity Account C

                                                    Unit Value Unit Value
                                                    Beginning  End of     Units                    Total
Subaccount                                          of Period  Period     Outstanding Net Assets   Return(2)
------------------------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth
  eAnnuity(TM) (.55% Fee Rate)                        $1.52      $1.40         74,882 $    104,490   (7.97)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        1.52       1.40          6,033        8,418   (7.97)%
  Multi-Fund(R) (1.002% Fee Rate)                      1.46       1.34    148,898,533  199,716,981   (8.39)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     1.46       1.34        312,694      419,415   (8.39)%
  Multi-Fund(R) (1.302% Fee Rate)                      1.46       1.34      2,408,492    3,217,667   (8.66)%
NB AMT Partners
  eAnnuity(TM) (.55% Fee Rate)                         1.05       1.05          6,799        7,138    0.15%
  Multi-Fund(R) (1.002% Fee Rate)                      1.01       1.01      9,052,627    9,128,877   (0.30)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     1.01       1.01         58,107       58,596   (0.30)%
  Multi-Fund(R) (1.302% Fee Rate)                      1.01       1.00        163,754      164,468   (0.60)%
Scudder VIT Equity 500 Index
  eAnnuity(TM) (.55% Fee Rate)                         1.15       1.04         37,472       38,961   (9.73)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        1.15       1.04        107,481      111,751   (9.73)%
  Multi-Fund(R) (1.002% Fee Rate)                      1.09       0.98    100,922,041   98,780,272  (10.14)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     1.09       0.98        744,211      728,417  (10.14)%
  Multi-Fund(R) (1.302% Fee Rate)                      1.09       0.97      2,776,687    2,707,032  (10.41)%
Scudder VIT Small Cap Index
  eAnnuity(TM) (.55% Fee Rate)                         1.18       1.13        155,791      176,001   (4.57)%
  eAnnuity(TM) Annuity Reserves (.55% Fee Rate)        1.18       1.13        130,959      147,949   (4.57)%
  Multi-Fund(R) (1.002% Fee Rate)                      1.16       1.11     11,525,649   12,767,329   (4.83)%
  Multi-Fund(R) Annuity Reserves (1.002% Fee Rate)     1.16       1.11         85,109       94,278   (4.83)%
  Multi-Fund(R) (1.302% Fee Rate)                      1.16       1.10        819,108      903,685   (5.12)%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/22/2000.
(2) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln National Variable Annuity Account C

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2004.

                                                     Aggregate   Aggregate
                                                     Cost of     Proceeds
                                                     Purchases   from Sales
  ---------------------------------------------------------------------------
  AIM V.I. International Growth                      $    66,568 $     21,441
  AIM V.I. Premier Equity                                 23,572       42,263
  ABVPSF Growth and Income Class B                     2,279,347      420,423
  ABVPSF Growth Class B                               11,126,224   10,457,459
  ABVPSF Small Cap Value Class A                          99,336       24,827
  ABVPSF Technology Class B                           18,013,348   37,662,243
  American Century VP Inflation Protection Class 2       110,528        9,956
  American Century VP International                          673       20,126
  American Funds Global Growth Class 2                 8,595,977       10,957
  American Funds Growth Class 2                       83,088,614    6,388,886
  American Funds Growth-Income Class 2                41,303,639    1,218,690
  American Funds International Class 2                42,884,426    1,056,310
  Baron Capital Asset                                 54,030,168    7,421,096
  Delaware VIPT Diversified Income                     8,023,118      342,248
  Delaware VIPT Diversified Income Service Class         760,602        7,465
  Delaware VIPT Emerging Markets Service Class            45,781       33,164
  Delaware VIPT Global Bond                           14,614,188   28,874,555
  Delaware VIPT REIT                                  72,302,437   16,710,410
  Delaware VIPT REIT Service Class                       640,825            1
  Delaware VIPT Small Cap Value Service Class         48,270,949    8,590,519
  Delaware VIPT Trend                                 13,060,429   50,050,574
  Delaware VIPT Trend Service Class                      206,861          473
  Delaware VIPT Value                                 13,746,572   10,470,287
  Delaware VIPT Value Service Class                      105,532        1,948
  Fidelity VIP Contrafund Service Class               26,562,092    7,311,594
  Fidelity VIP Contrafund Service Class 2                310,805        8,090
  Fidelity VIP Growth Service Class                    3,830,859   16,617,080
  Fidelity VIP Growth Service Class 2                     60,167          469
  Janus Aspen Series Worldwide Growth                  1,774,470   54,383,500
  Lincoln VIPT Aggressive Growth                       1,774,003   32,062,098
  Lincoln VIPT Aggressive Growth Service Class            29,290        1,049
  Lincoln VIPT Bond                                   36,109,180   61,130,472
  Lincoln VIPT Bond Service Class                        478,412       33,157
  Lincoln VIPT Capital Appreciation                   13,885,247  173,749,962
  Lincoln VIPT Capital Appreciation Service Class         13,728        2,143
  Lincoln VIPT Equity-Income                          19,722,456   66,088,533
  Lincoln VIPT Equity-Income Service Class               231,324        2,087
  Lincoln VIPT Global Asset Allocation                 4,771,648   31,100,104
  Lincoln VIPT Global Asset Allocation Service Class      91,646          436
  Lincoln VIPT Growth and Income                      25,000,711  239,073,997
  Lincoln VIPT Growth and Income Service Class           129,307       15,265
  Lincoln VIPT International                          23,206,714   34,315,268
  Lincoln VIPT International Service Class                77,318        2,124
  Lincoln VIPT Managed                                18,517,829   70,267,491
  Lincoln VIPT Managed Service Class                     185,008        6,282
  Lincoln VIPT Money Market                           43,509,629   71,873,554
  Lincoln VIPT Money Market Service Class                 50,438       10,440
  Lincoln VIPT Social Awareness                       10,026,816   94,881,319
  Lincoln VIPT Social Awareness Service Class            142,415        9,948
  Lincoln VIPT Special Opportunities                  22,103,570   25,776,716
  Lincoln VIPT Special Opportunities Service Class       220,398        5,726
  MFS VIT Capital Opportunities                           15,412       64,396
  MFS VIT Total Return                                   323,830       77,235
  MFS VIT Utilities                                   32,054,053    4,553,525
  MFS VIT Utilities Service Class                        258,273        2,234
  NB AMT Mid-Cap Growth                                9,266,962   16,237,565
  NB AMT Partners                                      3,769,262    6,138,340
  NB AMT Regency                                         271,574       22,728
  Putnam VT Health Sciences Class IB                   3,393,595    3,748,734
  Scudder VIT Equity 500 Index                        19,520,724   23,201,958
  Scudder VIT Equity 500 Index Service Class             137,039        9,247
  Scudder VIT Small Cap Index                         19,032,313   20,969,859
  Scudder VIT Small Cap Index Service Class               99,150          593
  WFVT Equity Income                                     113,905       18,746
  WFVT Large Company Growth                               13,335        8,341
  WFVT Small Cap Growth                                  121,693       41,072

Lincoln National Variable Annuity Account C

5. Investments
The following is a summary of investments owned at December 31, 2004.

                                                              Net
                                                   Shares     Asset
                                                   Owned      Value  Value of Shares Cost of Shares
---------------------------------------------------------------------------------------------------
AIM V.I. International Growth                          16,392 $19.77 $      324,074  $      239,533
AIM V.I. Premier Equity                                 9,325  21.30        198,629         166,698
ABVPSF Growth and Income Class B                       83,987  23.87      2,004,770       1,859,835
ABVPSF Growth Class B                                 858,563  18.05     15,497,067      13,752,920
ABVPSF Small Cap Value Class A                         28,185  16.84        474,641         347,385
ABVPSF Technology Class B                           3,056,403  15.08     46,090,555      44,784,986
American Century VP Inflation Protection Class 2        9,626  10.55        101,557         100,745
American Century VP International                      12,902   7.35         94,829          73,350
American Funds Global Growth Class 2                  542,374  17.23      9,345,108       8,585,514
American Funds Growth Class 2                      11,795,634  51.10    602,756,895     618,284,298
American Funds Growth-Income Class 2                1,362,638  36.64     49,927,040      45,673,282
American Funds International Class 2                8,438,196  15.79    133,239,117     105,694,386
Baron Capital Asset                                 6,662,151  27.05    180,211,174     134,567,047
Delaware VIPT Diversified Income                      846,617   9.45      8,000,532       7,687,618
Delaware VIPT Diversified Income Service Class         83,101   9.41        781,977         753,359
Delaware VIPT Emerging Markets Service Class            1,129  14.48         16,344          14,582
Delaware VIPT Global Bond                           5,664,804  13.56     76,814,738      64,503,127
Delaware VIPT REIT                                 13,886,931  19.08    264,962,643     185,096,496
Delaware VIPT REIT Service Class                       35,354  19.06        673,846         640,824
Delaware VIPT Small Cap Value Service Class         8,494,504  30.39    258,147,992     187,161,784
Delaware VIPT Trend                                12,199,542  30.73    374,891,911     345,315,685
Delaware VIPT Trend Service Class                       7,225  30.46        220,063         206,405
Delaware VIPT Value                                 7,731,324  18.46    142,720,246     126,784,781
Delaware VIPT Value Service Class                       5,917  18.43        109,047         103,668
Fidelity VIP Contrafund Service Class               5,241,676  26.53    139,061,674     119,512,015
Fidelity VIP Contrafund Service Class 2                11,942  26.35        314,665         302,920
Fidelity VIP Growth Service Class                   2,933,006  31.88     93,504,239     135,534,802
Fidelity VIP Growth Service Class 2                     1,962  31.64         62,092          59,712
Janus Aspen Series Worldwide Growth                 6,257,457  26.78    167,574,707     274,761,864
Lincoln VIPT Aggressive Growth                     22,490,681   9.86    221,690,645     313,474,045
Lincoln VIPT Aggressive Growth Service Class            3,052   9.82         29,958          28,238
Lincoln VIPT Bond                                  30,078,018  12.97    389,991,584     372,491,626
Lincoln VIPT Bond Service Class                        34,215  12.97        443,636         445,060
Lincoln VIPT Capital Appreciation                  35,084,212  17.68    620,288,863     726,051,412
Lincoln VIPT Capital Appreciation Service Class           695  17.61         12,236          11,694
Lincoln VIPT Equity-Income                         43,797,662  18.02    789,233,870     685,562,701
Lincoln VIPT Equity-Income Service Class               13,283  18.01        239,263         229,295
Lincoln VIPT Global Asset Allocation               17,575,475  14.18    249,237,810     225,047,432
Lincoln VIPT Global Asset Allocation Service Class      6,548  14.18         92,812          91,216
Lincoln VIPT Growth and Income                     71,509,901  30.41  2,174,401,556   2,154,189,297
Lincoln VIPT Growth and Income Service Class            3,945  30.40        119,902         114,440
Lincoln VIPT International                         23,373,640  16.30    381,083,822     271,174,930
Lincoln VIPT International Service Class                4,922  16.30         80,208          75,287
Lincoln VIPT Managed                               36,860,473  15.39    567,319,542     541,823,132
Lincoln VIPT Managed Service Class                     12,036  15.39        185,192         178,851
Lincoln VIPT Money Market                           8,242,316  10.00     82,423,159      82,423,159
Lincoln VIPT Money Market Service Class                 4,000  10.00         39,998          39,998
Lincoln VIPT Social Awareness                      34,711,991  29.03  1,007,827,951   1,018,067,792
Lincoln VIPT Social Awareness Service Class             4,814  29.02        139,695         132,894
Lincoln VIPT Special Opportunities                 16,839,909  36.11    608,122,804     443,177,438
Lincoln VIPT Special Opportunities Service Class        6,312  36.10        227,853         214,875
MFS VIT Capital Opportunities                           4,506  13.57         61,152          49,531
MFS VIT Total Return                                   55,540  21.43      1,190,226       1,015,310
MFS VIT Utilities                                   3,098,430  20.45     63,362,899      49,874,970
MFS VIT Utilities Service Class                        13,116  20.32        266,510         256,096
NB AMT Mid-Cap Growth                               6,328,816  17.83    112,842,794     143,023,130
NB AMT Partners                                     1,362,358  18.32     24,958,397      20,021,338
NB AMT Regency                                         44,046  14.79        651,442         508,008
Putnam VT Health Sciences Class IB                  1,082,780  11.73     12,701,014      11,359,660
Scudder VIT Equity 500 Index                       11,837,511  12.73    150,691,512     146,370,260
Scudder VIT Equity 500 Index Service Class             10,522  12.72        133,837         127,786
Scudder VIT Small Cap Index                         4,830,396  14.35     69,316,180      54,517,951
Scudder VIT Small Cap Index Service Class               7,267  14.34        104,209          98,592
WFVT Equity Income                                      6,543  16.33        106,840          99,181
WFVT Large Company Growth                               5,297   8.88         47,035          39,896
WFVT Small Cap Growth                                  17,487   7.85        137,269         121,183

Lincoln National Variable Annuity Account C

6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2004 is as follows:

                                                   Units       Units         Net Increase
                                                   Issued      Redeemed      (Decrease)
-----------------------------------------------------------------------------------------
AIM V.I. International Growth                            5,708       (1,628)       4,080
AIM V.I. Premier Equity                                  2,729       (4,745)      (2,016)
ABVPSF Growth and Income Class B                       253,831      (72,689)     181,142
ABVPSF Growth Class B                               27,397,217  (27,110,496)     286,721
ABVPSF Small Cap Value Class A                           6,877       (1,346)       5,531
ABVPSF Technology Class B                           74,717,281 (118,655,128) (43,937,847)
American Century VP Inflation Protection Class 2        10,769       (1,037)       9,732
American Century VP International                          528      (21,147)     (20,619)
American Funds Global Growth Class 2                   925,344      (95,074)     830,270
American Funds Growth Class 2                      274,472,573 (182,898,202)  91,574,371
American Funds Growth-Income Class 2                 4,583,089     (715,241)   3,867,848
American Funds International Class 2                89,614,674  (40,406,588)  49,208,086
Baron Capital Asset                                 63,196,166  (32,345,905)  30,850,261
Delaware VIPT Diversified Income                       988,664     (249,532)     739,132
Delaware VIPT Diversified Income Service Class          77,102       (2,240)      74,862
Delaware VIPT Emerging Markets Service Class             4,333       (2,590)       1,743
Delaware VIPT Global Bond                           15,501,870  (31,287,787) (15,785,917)
Delaware VIPT REIT                                  66,913,060  (42,787,321)  24,125,739
Delaware VIPT REIT Service Class                        52,497         (662)      51,835
Delaware VIPT Small Cap Value Service Class         72,557,765  (46,998,787)  25,558,978
Delaware VIPT Trend                                 39,863,673  (57,742,553) (17,878,880)
Delaware VIPT Trend Service Class                       20,706         (113)      20,593
Delaware VIPT Value                                 22,914,995  (21,780,264)   1,134,731
Delaware VIPT Value Service Class                       10,230         (212)      10,018
Fidelity VIP Contrafund Service Class               47,734,313  (30,154,595)  17,579,718
Fidelity VIP Contrafund Service Class 2                 36,305       (8,335)      27,970
Fidelity VIP Growth Service Class                   23,438,418  (39,749,494) (16,311,076)
Fidelity VIP Growth Service Class 2                      6,086         (122)       5,964
Janus Aspen Series Worldwide Growth                 26,910,548  (91,125,188) (64,214,640)
Lincoln VIPT Aggressive Growth                      22,287,090  (43,722,073) (21,434,983)
Lincoln VIPT Aggressive Growth Service Class             2,738         (122)       2,616
Lincoln VIPT Bond                                   12,262,214  (19,718,050)  (7,455,836)
Lincoln VIPT Bond Service Class                         44,991         (882)      44,109
Lincoln VIPT Capital Appreciation                   35,225,501 (107,441,417) (72,215,916)
Lincoln VIPT Capital Appreciation Service Class          1,334         (200)       1,134
Lincoln VIPT Equity-Income                          43,736,335  (60,881,655) (17,145,320)
Lincoln VIPT Equity-Income Service Class                22,575       (1,214)      21,361
Lincoln VIPT Global Asset Allocation                 6,117,062  (15,267,227)  (9,150,165)
Lincoln VIPT Global Asset Allocation Service Class       8,192          (44)       8,148
Lincoln VIPT Growth and Income                      14,375,632  (35,005,257) (20,629,625)
Lincoln VIPT Growth and Income Service Class            12,093       (1,401)      10,692
Lincoln VIPT International                          31,456,237  (36,799,496)  (5,343,259)
Lincoln VIPT International Service Class                 7,267         (229)       7,038
Lincoln VIPT Managed                                 8,574,813  (18,572,414)  (9,997,601)
Lincoln VIPT Managed Service Class                      16,987          (56)      16,931
Lincoln VIPT Money Market                           28,732,029  (38,511,891)  (9,779,862)
Lincoln VIPT Money Market Service Class                  5,397       (1,393)       4,004
Lincoln VIPT Social Awareness                       14,754,599  (29,498,157) (14,743,558)
Lincoln VIPT Social Awareness Service Class             13,792       (1,222)      12,570
Lincoln VIPT Special Opportunities                   8,402,679   (8,781,114)    (378,435)
Lincoln VIPT Special Opportunities Service Class        19,524         (268)      19,256
MFS VIT Capital Opportunities                            1,630       (7,138)      (5,508)
MFS VIT Total Return                                    29,045       (7,417)      21,628
MFS VIT Utilities                                   50,987,359  (21,354,187)  29,633,172
MFS VIT Utilities Service Class                         21,341         (223)      21,118
NB AMT Mid-Cap Growth                               30,577,256  (37,649,917)  (7,072,661)
NB AMT Partners                                     11,668,650  (13,809,422)  (2,140,772)
NB AMT Regency                                          20,206       (1,428)      18,778
Putnam VT Health Sciences Class IB                   8,131,120   (8,456,670)    (325,550)
Scudder VIT Equity 500 Index                        52,816,184  (58,319,721)  (5,503,537)
Scudder VIT Equity 500 Index Service Class              12,472         (173)      12,299
Scudder VIT Small Cap Index                         33,292,002  (35,304,721)  (2,012,719)
Scudder VIT Small Cap Index Service Class                9,066          (94)       8,972
WFVT Equity Income                                      11,268       (1,785)       9,483
WFVT Large Company Growth                                1,345         (798)         547
WFVT Small Cap Growth                                   11,570       (4,044)       7,526

Lincoln National Variable Annuity Account C

The change in units outstanding for the year ended December 31, 2003 is as follows:

                                            Units       Units         Net Increase
                                            Issued      Redeemed      (Decrease)
----------------------------------------------------------------------------------
AIM V.I. International Growth                    18,121          (30)      18,091
AIM V.I. Premier Equity                           8,272      (24,811)     (16,539)
ABVPSF Growth Class B                        23,690,082  (13,686,173)  10,003,909
ABVPSF Small Cap Value Class A                   18,689       (2,981)      15,708
ABVPSF Technology Class B                   151,297,997  (96,232,874)  55,065,123
American Century VP International            11,736,249  (11,810,702)     (74,453)
American Funds Growth Class 2               263,400,170 (113,212,570) 150,187,600
American Funds Growth-Income Class 2            530,854      (74,344)     456,510
American Funds International Class 2         62,780,958  (33,419,243)  29,361,715
Baron Capital Asset                          28,754,895  (26,190,532)   2,564,363
Delaware VIPT Global Bond                    60,286,692  (63,311,174)  (3,024,482)
Delaware VIPT Value                          21,462,925  (16,001,427)   5,461,498
Delaware VIPT REIT                           41,353,704  (32,718,049)   8,635,655
Delaware VIPT Small Cap Value Service Class  71,189,700  (40,435,239)  30,754,461
Delaware VIPT Trend                          42,768,216  (46,118,781)  (3,350,565)
Fidelity VIP Contrafund Service Class        35,917,183  (20,656,063)  15,261,120
Fidelity VIP Growth Service Class            28,988,133  (30,510,080)  (1,521,947)
Janus Aspen Series Worldwide Growth          88,471,725 (123,742,152) (35,270,427)
Lincoln VIPT Aggressive Growth               35,541,251  (42,384,276)  (6,843,025)
Lincoln VIPT Bond                            17,809,581  (27,453,236)  (9,643,655)
Lincoln VIPT Capital Appreciation            46,150,597  (83,882,837) (37,732,240)
Lincoln VIPT Equity-Income                   53,960,808  (52,666,026)   1,294,782
Lincoln VIPT Global Asset Allocation          7,269,733  (17,306,210) (10,036,477)
Lincoln VIPT Growth and Income               19,160,909  (35,860,896) (16,699,987)
Lincoln VIPT International                   91,205,768  (98,690,632)  (7,484,864)
Lincoln VIPT Managed                          9,968,042  (17,972,138)  (8,004,096)
Lincoln VIPT Money Market                    84,890,832 (105,205,950) (20,315,118)
Lincoln VIPT Social Awareness                18,459,912  (29,033,565) (10,573,653)
Lincoln VIPT Special Opportunities            6,007,255   (8,937,168)  (2,929,913)
MFS VIT Capital Opportunities                     7,461          (62)       7,399
MFS VIT Total Return                             63,395       (5,776)      57,619
MFS VIT Utilities                            40,696,252  (18,472,293)  22,223,959
NB AMT Mid-Cap Growth                        26,918,856  (30,757,379)  (3,838,523)
NB AMT Partners                              16,784,206  (10,503,555)   6,280,651
NB AMT Regency                                   20,203         (725)      19,478
Putnam VT Health Sciences Class IB           13,624,429   (8,971,261)   4,653,168
Scudder VIT Equity 500 Index                 74,543,392  (45,004,505)  29,538,887
Scudder VIT Small Cap Index                  40,836,812  (15,759,469)  25,077,343
WFVT Equity Income                                2,387       (1,965)         422
WFVT Large Company Growth                         4,207           --        4,207
WFVT Small Cap Growth                             4,907       (1,942)       2,965

Lincoln National Variable Annuity Account C

7. New Investment Funds and Fund Name Changes
During 2003, the Alliance Variable Products Series Fund (AVPSF) family of funds changed its name to the AllianceBernstein Variable Products Series Fund (ABVPSF), the American Funds Insurance Series (AFIS) family of funds changed its name to the American Funds Insurance Series (American Funds), and the Lincoln National (LN) fund family changed its name to the Lincoln Variable Insurance Products Trust (Lincoln VIPT).

During 2004, the ABVPSF Growth and Income Class B Fund, the American Century VP Inflation Protection Class 2 Portfolio, the American Funds Global Growth Class 2 Fund, the Delaware VIPT Diversified Income Series, the Delaware VIPT Diversified Income Service Class Series, the Delaware VIPT Emerging Markets Service Class Series, the Delaware VIPT REIT Service Class Series, the Delaware VIPT Trend Service Class Series, the Delaware VIPT Value Service Class Series, the Fidelity VIP Contrafund Service Class 2 Portfolio, the Fidelity VIP Growth Service Class 2 Portfolio, the Lincoln VIPT Aggressive Growth Service Class Fund, the Lincoln VIPT Bond Service Class Fund, the Lincoln Capital Appreciation Service Class Fund, the Lincoln VIPT Equity-Income Service Class Fund, the Lincoln VIPT Global Asset Allocation Service Class Fund, the Lincoln VIPT Growth and Income Service Class Fund, the Lincoln VIPT International Service Class Fund, the Lincoln VIPT Managed Service Class Fund, the Lincoln VIPT Money Market Service Class Fund, the Lincoln VIPT Social Awareness Service Class Fund, the Lincoln VIPT Special Opportunities Service Class Fund, the MFS VIT Utilites Service Class Series, the Scudder VIT Equity 500 Index Service Class Fund and the Scudder VIT Small Cap Index Service Class Fund became available as investment options for Variable Account Contract owners. Accordingly, the 2004 statement of operations and statement of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2004.

Also during 2004, the Delaware VIPT Large Cap Value Series changed its name to the Delaware VIPT Value Series.

Report of Independent Registered Public Accounting Firm

Board of Directors of The Lincoln National Life Insurance Company
   and
Contract Owners of Lincoln National Variable Annuity Account C

We have audited the accompanying statement of assets and liabilities of Lincoln National Variable Annuity Account C ("Variable Account") comprised of the subaccounts described in Note 1, as of December 31, 2004, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account C at December 31, 2004, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2005

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                           December 31
                                                                        2004          2003
                                                                    ------------  -----------
                                                                          (000s omitted)
                                                                    -------------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2004 -- $31,514,767; 2003 -- $29,607,156)  $ 33,331,468  $31,362,588
--------------------------------------------------------------------
   Equity (cost: 2004 -- $101,173; 2003 -- $128,572)                     113,678      147,200
--------------------------------------------------------------------
 Trading securities                                                    2,942,495    2,786,471
--------------------------------------------------------------------
 Mortgage loans on real estate                                         3,855,110    4,189,469
--------------------------------------------------------------------
 Real estate                                                             191,108      112,642
--------------------------------------------------------------------
 Policy loans                                                          1,864,727    1,917,837
--------------------------------------------------------------------
 Derivative investments                                                   52,663       68,633
--------------------------------------------------------------------
 Other investments                                                       369,103      363,380
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Investments                                                     42,720,352   40,948,220
--------------------------------------------------------------------
Cash and invested cash                                                 1,237,704    1,442,772
--------------------------------------------------------------------
Property and equipment                                                   142,284      165,103
--------------------------------------------------------------------
Deferred acquisition costs                                             2,854,067    2,526,482
--------------------------------------------------------------------
Premiums and fees receivable                                             243,289      355,107
--------------------------------------------------------------------
Accrued investment income                                                495,532      490,507
--------------------------------------------------------------------
Assets held in separate accounts                                      48,018,358   40,174,818
--------------------------------------------------------------------
Amounts recoverable from reinsurers                                    7,055,970    8,150,627
--------------------------------------------------------------------
Goodwill                                                                 919,172      919,172
--------------------------------------------------------------------
Other intangible assets                                                  819,076      921,856
--------------------------------------------------------------------
Other assets                                                             801,946      768,548
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Assets                                                        $105,307,750  $96,863,212
                                                                    ============  ===========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                                $ 22,461,322  $23,172,985
--------------------------------------------------------------------
 Contractholder funds                                                 23,126,638   22,727,811
--------------------------------------------------------------------
 Liabilities related to separate accounts                             48,018,358   40,174,818
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                   93,606,318   86,075,614
--------------------------------------------------------------------
Short-term debt                                                           32,072       41,877
--------------------------------------------------------------------
Long-term debt                                                         1,297,182    1,250,000
--------------------------------------------------------------------
Federal income taxes                                                     149,638       36,953
--------------------------------------------------------------------
Reinsurance related derivative liability                                 351,974      325,279
--------------------------------------------------------------------
Funds withheld reinsurance liabilities                                 1,580,217    1,493,066
--------------------------------------------------------------------
Other liabilities                                                      2,186,576    2,064,024
--------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                   911,437      922,407
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Liabilities                                                    100,115,414   92,209,220
--------------------------------------------------------------------
Shareholder's Equity:
Common stock -- $2.50 par value,
authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                                 25,000       25,000
--------------------------------------------------------------------
Retained earnings                                                      4,385,155    3,856,029
--------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Net unrealized gain on securities available-for-sale                    781,157      757,970
--------------------------------------------------------------------
 Net unrealized gain on derivative instruments                            13,985       24,272
--------------------------------------------------------------------
 Minimum pension liability adjustment                                    (12,961)      (9,279)
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Accumulated Other Comprehensive Income                             782,181      772,963
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Shareholder's Equity                                             5,192,336    4,653,992
                                                                    ------------  -----------
--------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                          $105,307,750  $96,863,212
------------------------------------------------------------------  ============  ===========

See notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                            Year Ended December 31
                                                                      ----------------------------------
                                                                         2004        2003        2002
                                                                      ----------  ----------  ----------
                                                                                (000s omitted)
                                                                      ----------------------------------
Revenue:
Insurance premiums                                                    $  158,382  $  205,544  $  250,766
----------------------------------------------------------------------
Insurance fees                                                         1,443,330   1,287,251   1,273,133
----------------------------------------------------------------------
Net investment income                                                  2,593,207   2,540,077   2,533,072
----------------------------------------------------------------------
Realized gain (loss) on investments                                      (45,139)    330,768    (273,451)
----------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                    87,387      74,234      73,115
----------------------------------------------------------------------
Other revenue and fees                                                   289,314     242,617     244,291
                                                                      ----------  ----------  ----------
----------------------------------------------------------------------
Total Revenue                                                          4,526,481   4,680,491   4,100,926
----------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                               2,177,111   2,280,403   2,701,722
----------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                1,494,623   1,397,692   1,383,295
----------------------------------------------------------------------
Interest and debt expense                                                 78,817      79,305      79,342
                                                                      ----------  ----------  ----------
----------------------------------------------------------------------
Total Benefits and Expenses                                            3,750,551   3,757,400   4,164,359
----------------------------------------------------------------------
Income (Loss) before Federal Income Taxes and Cumulative Effect of
  Accounting Changes                                                     775,930     923,091     (63,433)
----------------------------------------------------------------------
Federal income taxes (benefit)                                           193,213     244,919     (98,858)
                                                                      ----------  ----------  ----------
----------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                    582,717     678,172      35,425
----------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)    (25,647)   (236,624)         --
                                                                      ----------  ----------  ----------
----------------------------------------------------------------------
Net Income                                                            $  557,070  $  441,548  $   35,425
--------------------------------------------------------------------- ==========  ==========  ==========



See notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholder's Equity

                                                                                     Year Ended December 31
                                                                                  2004        2003        2002
                                                                               ----------  ----------  ----------
                                                                                         (000s omitted)
                                                                               ----------------------------------
Common Stock:
Balance at beginning and end-of-year                                           $   25,000  $   25,000  $   25,000
-------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                    3,856,029   3,610,211   4,255,598
-------------------------------------------------------------------------------
Comprehensive income                                                              566,288     531,059     523,556
-------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Foreign currency translation adjustment                                               --        (375)         --
-------------------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale, net of reclassification
   adjustment                                                                      23,187      54,870     531,136
-------------------------------------------------------------------------------
 Net unrealized gain (loss) on derivative instruments                             (10,287)     (7,557)      8,847
-------------------------------------------------------------------------------
 Minimum pension liability adjustment                                              (3,682)     42,573     (51,852)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Net Income                                                                        557,070     441,548      35,425
-------------------------------------------------------------------------------
Additional investment by Lincoln National Corporation/Stock Compensation          122,056       4,270      29,188
-------------------------------------------------------------------------------
Dividends declared                                                               (150,000)   (200,000)   (710,000)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                          4,385,155   3,856,029   3,610,211
-------------------------------------------------------------------------------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                                                           --         375         375
-------------------------------------------------------------------------------
Change during the year                                                                 --        (375)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                                 --          --         375
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Securities Available-for-Sale:
Balance at beginning-of-year                                                      757,970     703,100     171,964
-------------------------------------------------------------------------------
Change during the year                                                             23,187      54,870     531,136
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                            781,157     757,970     703,100
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                                                       24,272      31,829      22,982
-------------------------------------------------------------------------------
Cumulative effect of accounting change                                                 --          --          --
-------------------------------------------------------------------------------
Change during the year                                                            (10,287)     (7,557)      8,847
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                             13,985      24,272      31,829
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                       (9,279)    (51,852)         --
-------------------------------------------------------------------------------
Change during the year                                                             (3,682)     42,573     (51,852)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                            (12,961)     (9,279)    (51,852)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                      $5,192,336  $4,653,992  $4,318,663
------------------------------------------------------------------------------ ==========  ==========  ==========

See notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                               Year Ended December 31
                                                                          2004         2003          2002
                                                                      -----------  ------------  ------------
                                                                                   (000s omitted)
                                                                      ---------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $   557,070  $    441,548  $     35,425
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
----------------------------------------------------------------------
 Deferred acquisition costs                                              (426,843)     (374,713)     (325,704)
----------------------------------------------------------------------
 Premiums and fees receivable                                             111,818      (174,546)      196,322
----------------------------------------------------------------------
 Accrued investment income                                                 (5,024)       14,436        26,298
----------------------------------------------------------------------
 Policy liabilities and accruals                                         (741,920)      335,873      (929,827)
----------------------------------------------------------------------
 Net trading securities purchases, sales and maturities                   (98,798)     (446,890)           --
----------------------------------------------------------------------
 Cumulative effect of accounting change                                    39,457       363,933            --
----------------------------------------------------------------------
 Contractholder funds                                                     905,587     1,095,460       983,768
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                      374,969      (895,523)      894,270
----------------------------------------------------------------------
 Federal income taxes                                                     120,968       202,067      (108,019)
----------------------------------------------------------------------
 Federal income taxes paid on proceeds from disposition                        --            --      (477,133)
----------------------------------------------------------------------
 Stock-based compensation expense                                          18,534         9,589        24,068
----------------------------------------------------------------------
 Provisions for depreciation                                               48,260        49,039        22,222
----------------------------------------------------------------------
 Amortization of other intangible assets                                  102,208        90,917       105,714
----------------------------------------------------------------------
 Realized loss on investments and derivative instruments                   58,307        16,118       262,805
----------------------------------------------------------------------
 Realized (gain) loss on sale of subsidiaries                             (14,137)           --        10,646
----------------------------------------------------------------------
 Amortization of deferred gain                                            (87,387)      (74,234)      (73,115)
----------------------------------------------------------------------
 Other                                                                   (274,053)      304,231      (375,564)
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Net Adjustments                                                           131,946       515,757       236,751
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Operating Activities                                 689,016       957,305       272,176
----------------------------------------------------------------------

Cash Used In Investing Activities:
Securities-available-for-sale:
 Purchases                                                             (9,001,101)  (13,338,976)  (14,002,161)
----------------------------------------------------------------------
 Sales                                                                  4,740,060     8,181,666     8,078,426
----------------------------------------------------------------------
 Maturities                                                             2,468,287     3,010,136     2,484,637
----------------------------------------------------------------------
Purchase of other investments                                          (1,938,069)   (1,520,429)   (1,280,211)
----------------------------------------------------------------------
Sale or maturity of other investments                                   2,186,586     1,763,285     1,739,382
----------------------------------------------------------------------
Proceeds from disposition of business                                      10,242            --      (195,000)
----------------------------------------------------------------------
Increase (decrease) in cash collateral on loaned securities               181,013       112,236       (95,341)
----------------------------------------------------------------------
Other                                                                     145,524      (114,153)      142,592
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Net Cash Used in Investing Activities                                  (1,207,458)   (1,906,235)   (3,127,676)
----------------------------------------------------------------------

Cash Flows from Financing Activities:
Increase in long-term debt                                                 47,182            --            --
----------------------------------------------------------------------
Net decrease in short-term debt                                            (9,805)      (61,819)     (158,143)
----------------------------------------------------------------------
Universal life and investment contract deposits                         4,928,315     4,935,740     5,305,499
----------------------------------------------------------------------
Universal life and investment contract withdrawals                     (3,353,031)   (2,746,914)   (3,262,194)
----------------------------------------------------------------------
Investment contract transfers                                          (1,336,438)     (816,826)      108,479
----------------------------------------------------------------------
Increase in funds withheld liability                                       87,151        34,998            --
----------------------------------------------------------------------
Capital contribution from shareholder                                     100,000            --            --
----------------------------------------------------------------------
Dividends paid to shareholder                                            (150,000)     (200,000)     (710,000)
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Financing Activities                                 313,374     1,145,179     1,283,641
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Net (Decrease) Increase in Cash and Invested Cash                        (205,068)      196,249    (1,571,859)
----------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                             1,442,772     1,246,523     2,818,382
                                                                      -----------  ------------  ------------
----------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                 $ 1,237,704  $  1,442,772  $  1,246,523
--------------------------------------------------------------------- ===========  ============  ============

See notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
The accompanying Consolidated Financial Statements include The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries. The Company, together with its subsidiaries, are defined as ("LNL"). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). Prior to the fourth quarter of 2001, the Company owned 100% of the outstanding common stock of two additional insurance company subsidiaries that were sold as part of the sale of LNC's reinsurance business to Swiss Re in December 2001 (see
Note 12). The Company also owns several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's internally owned wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States and several U.S. territories. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see Note 10). These Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results may differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

Trading securities consist of fixed maturity and equity securities in designated portfolios, which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of embedded derivatives in liabilities associated with the underlying reinsurance arrangements.

For the mortgage-backed securities portion of the trading and available-for-sale fixed maturity securities portfolios, LNL recognizes investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as realized gain (loss) on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments includes realized gains and (losses) from the sale of investments, derivative gains (losses),

The Lincoln National Life Insurance Company gains on sale of subsidiaries/business, and net gain on reinsurance embedded derivative/trading securities. See Note 3 for additional detail. Realized gain
(loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reported as a component of accumulated other comprehensive income, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments.
LNL hedges certain portions of its exposure to interest rate risk, credit risk and equity risk fluctuations by entering into derivative transactions. A description of LNL's accounting for its hedging of such risks is discussed in the following paragraphs.

LNL recognizes all derivative instruments as either assets or liabilities in the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, LNL must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2004 and 2003, LNL had derivative instruments that were designated and qualified as cash flow hedges. In addition, LNL had derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards No. 133 , "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133").

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain in fair value on the hedged item attributable to the hedged risk are recognized in net income during the period of change in fair values. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in net income during the period of change.

LNL has certain Modco and CFW reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of trading securities in portfolios that support these arrangements.

See Note 8 for further discussion of LNL's accounting policy for derivative instruments.

Loaned Securities.
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. This liability is included within other liabilities in LNL's Consolidated Balance Sheets. In other instances, LNL will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in LNL's Consolidated Balance Sheets in accordance with accounting guidance for secured borrowings and collateral. LNL's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. LNL values collateral daily and obtains additional collateral when deemed appropriate.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed

The Lincoln National Life Insurance Company premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Other Revenues and Fees.
Other revenue and fees principally consists of amounts earned by LFA, LNL's retail distribution arm, from sales of third party insurance and investment products. Such revenue is recorded as earned at the time of sale.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by LNL and its insurance subsidiaries for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by LNL and its insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs, Deferred Front End Loads, Deferred Sales
Inducements.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs ("DAC") being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads" or "DFEL") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Bonus credits and amounts credited to policyholders for enhanced interest rates on variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements are considered sales inducement and deferred as a sales inducement asset (referred to as "deferred sales inducements" or "DSI") included in other assets. DSI is amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in LNL's general account during 2002 through 2004 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies. Benefits and expenses includes the change in reserves for annuity products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB"), and the change in fair values of guarantees for annuity products with guaranteed minimum withdrawal benefits ("GMWB").

Goodwill and Other Intangible Assets.
Goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force ("PVIF") is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization

The Lincoln National Life Insurance Company periods and methods of amortization for PVIF vary depending upon the particular characteristics of the underlying blocks of acquired insurance business. PVIF is amortized in a manner consistent with DAC.

The carrying values of other intangible assets are reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 7.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.50%.

Beginning January 1, 2004, the liabilities for future claim reserves for variable annuity products containing GMDB features are calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is then the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are unlocked to reflect the changes in a manner similar to DAC. Prior to January 1, 2004, the liabilities for future claim reserves for the GMDB feature were a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR was positive.

With respect to its insurance and investment contract liabilities, LNL continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by LNL includes participating life insurance contracts, under which the policyholder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2004 and 2003 participating policies comprised 3.6%, and 4.2% of the face amount of insurance in-force, and dividend expenses were $77.4 million, $81.6 million, and $76.0 million for the years ended December 31, 2004, 2003, and 2002, respectively.

Reinsurance.
LNL enters into reinsurance agreements with other companies in the normal course of its business. Prior to the acquisition of LNL's reinsurance operations by Swiss Re in 2001, LNL assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operations. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
LNL accounts for its post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, LNL implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to LNL employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

LNL adopted the retroactive restatement method under FAS 148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
LNL and eligible subsidiaries have elected to file consolidated Federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, LNL provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that LNL will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' Consolidated Financial Statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates

Statement of Position 03-1.
In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("the SOP"). LNL implemented the provisions of the SOP as of January 1, 2004. Adjustments arising from implementation, as discussed below, have been recorded in net income as a cumulative effect of accounting change.

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts.

GMDB Reserves. Although there was no method prescribed under generally accepted accounting principles for GMDB reserving until the issuance of the SOP, LNL's Retirement segment has been recording a reserve for GMDBs. At December 31, 2003, LNL's GMDB reserve was $46.4 million. Based upon a comparison of the requirements of the SOP to LNL's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under the SOP resulted in a decrease to reserves of $9.7 million pre-tax. GMDB reserves were $18.2 million at December 31, 2004, of which $18.0 million was reinsured with an affiliated reinsurance company (Note 14).

Under the SOP, the reserve is calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is then the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are unlocked to reflect the changes in a manner similar to DAC.

Application of the SOP impacts estimated gross profits ("EGPs") used to calculate amortization of DAC, PVIF, DSI, and DFEL. The benefit ratio approach under the SOP results in a portion of future GMDB fees being accrued as a liability for future GMDB reserves. As a result, the EGPs used in LNL's determination of DAC amortization are lower under the SOP. Therefore upon adoption of the SOP LNL reported an unfavorable DAC/PVIF/DSI/DFEL unlocking as a negative cumulative effect adjustment of $43.2 million, pre-tax, in 2004.

The combined effects of the GMDB reserve requirements and related unlocking adjustments from implementation of the SOP resulted in a charge to net income for the cumulative effect of accounting change of $35.3 million, pre-tax, ($22.9 million after-tax) in 2004.

Sales Inducements. LNL's Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. LNL also offers enhanced interest rates to variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under the SOP and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

LNL previously deferred bonus credits as part of the DAC asset and reported the amortization of bonus credits as part of DAC amortization. Upon implementation of the SOP, LNL reclassified bonus credits of $45.2 million from DAC to DSI, which are reported in other assets on the balance sheet. Amortization of the deferred sales inducement asset is reported as part of benefit expense. Prior period balance sheet and income statement line item presentation has been reclassified to conform to the new basis of presentation.

LNL previously reported excess DCA interest as benefit expense when the excess interest was earned under the contract. As required by the SOP, during the first quarter of 2004, LNL began deferring excess DCA interest as deferred sales inducements and amortizing these deferred sales inducements as benefit expense over the expected life of the contract. Over the long run the same amount of excess DCA interest expense will emerge under the SOP as under LNL's previous accounting method. However, due to the prospective treatment of new deferred sales inducements, LNL's net income was slightly higher under the SOP for 2004 relative to the approach used for last year. This pattern is expected to continue for near term financial reporting periods. Net income for the year ended December 31, 2004 increased $7.9 million compared to 2003 due to excess DCA interest capitalized under the SOP.

Universal Life Contracts. LNL's Life Insurance segment offers an array of individual and survivor-life universal life insurance products that contain features for which the SOP might apply. A review of the products and their features for possible SOP implications concluded that no additional reserves would be necessary with the exception of the MoneyGuard/SM /product. MoneyGuard/SM/ is a universal life insurance product with an acceleration of death benefit feature that provides convalescent care benefit payments when the insured becomes chronically ill. There is an optional extension of benefit rider available that will provide continuation of the convalescent care benefit payments once the total benefits from the base policy have been exhausted. The optional extended benefit payments can be for 2 years, 4 years, or the remaining life of the insured. Charges for the extension rider are deducted from the base policy account value and vary by the length of extension period selected. The adoption of the SOP resulted in a charge recorded as a cumulative effect of accounting change of $2.7 million, after-tax, for the extension of benefit feature in MoneyGuard/SM/.

The Lincoln National Life Insurance Company

FASB Staff Position No. FAS 97-1--Situations in Which Paragraphs of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability.
In June of 2004, the Financial Accounting Standards Board ("FASB") issued Financial Staff Position FAS 97-1 ("FSP 97-1"), which was effective for the third quarter 2004. FSP 97-1 clarifies that the SOP did not restrict the recording of a liability for unearned revenue as defined in accordance with paragraphs 17(b) and 20 of Statement of Accounting Standards No. 97 "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" to only those situations where profits are followed by expected losses. LNL implemented the requirements of FSP 97-1, and they did not have any effect on LNL's results of operations.

Accounting for Share-Based Payment.
In December 2004, the FASB issued Statement No. 123 (revised 2004), Share-Based Payment ("FAS 123(r)"), which is a revision of FASB Statement No. 123, "Accounting for Stock-Based Compensation." FAS 123(r) requires all share-based payments to employees to be recognized in the income statement based on their fair values. As discussed in Note 1, LNL had previously adopted the retroactive restatement method under FAS148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

LNC currently uses the Black-Scholes formula to estimate the value of stock options granted to employees of LNL and expects to continue to use this acceptable option valuation model upon the required adoption of FAS 123(r) on July 1, 2005. FAS 123(r) also requires that the benefits of tax deductions in excess of recognized compensation cost be reported as financing cash flow, rather than as an operating cash flow as currently required. LNL does not anticipate that adoption for FAS 123(r) will have a material effect on results of operations, operating cash flows or its financial position.

On December 31, 2002, the FASB issued FAS 148, which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. LNL adopted the fair value method of accounting under FAS 123 with the retroactive restatement method, as amended by FAS 148, as of January 1, 2003 and restated its financial statements for the years 2002, 2001, and 2000.

FASB Financial Staff Position No. FAS--106-1 Medicare Prescription Drug Improvement and Modernization Act of 2003 and FASB Staff Position No. FAS--106-2--Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003.
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act.

There are several uncertainties that exist as to the eventual effects of the Medicare Act on the cost of the prescription drug benefits currently included in LNC's retiree medical benefit plan in which LNL retiree's participate. These uncertainties include various administrative components related to the Medicare Act that have yet to be developed, the potential for significant legislative changes to the Medicare Act prior to its implementation in 2006, and the interrelated effects that the existence of various cost containment measures currently included within LNC's retiree medical benefit plans may have under the new legislation. However, regardless of the outcome of these various uncertainties, LNL does not currently expect that the Medicare Act would have a material affect on future net income due to the cost containment measures already in place under LNC's retiree medical benefit plans for LNL retiree participants.

Due to these uncertainties and expected immaterial impact, LNL elected to defer accounting for the effects of the Medicare Act in 2003. In May 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-2 ("FSP 106-2"), which requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004.

LNL completed its analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in third quarter of 2004. The implementation did not have a material effect on LNL's results of operations. For additional information, see Note 7.

Due to uncertainties about how LNL participants in LNC's post-retirement plan will elect to participate in the Medicare Act's benefits, and the various uncertainties created by the current lack of guidelines for applying the Medicare Act's provisions, LNL's assessment of the effects of the provisions of the Medicare Act could change. Any change would be included in the financial statements in the period the change occurs. Any change is not expected to have a material effect on LNL.

EITF 03-1--The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments.
In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 established impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also required income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. EITF 03-1 indicated that, although not presumptive, a pattern of selling investments prior to the forecasted recovery may call into question an investor's intent to hold the security until it recovers in value. The application of

The Lincoln National Life Insurance Company

EITF 03-1 was to be effective for reporting periods beginning after June 15, 2004. However, in September 2004, the FASB directed the FASB staff to develop a staff position ("FSP") providing further guidance on this topic. On September 30, 2004, the FASB issued FSP EITF 03-1-1 delaying the effective date of the accounting and measurement provisions of EITF 03-1 until further guidance is finalized, and it is not known what the effective date of the final FSP will be. LNL will continue to monitor developments concerning EITF 03-1 and is currently unable to estimate the potential effects of implementing EITF 03-1 on its consolidated financial condition or results of operations.

Accounting for Variable Interest Entities.
In January 2003, the FASB issued initial guidance under Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. A VIE is an entity in which no equity investors have the characteristics of a controlling financial interest or have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The FASB significantly modified several key aspects of the rules in a revised interpretation issued in December 2003. LNL adopted the final FIN 46 rules on December 31, 2003.

LNL identified certain partnership investments that required consolidation under the requirements of FIN 46. LNL consolidated these partnerships at December 31, 2003 with no material effect to either financial condition or results of operations.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, LNL implemented the FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The effective date for implementation of DIG B36 for LNL was the October 1, 2003 start date of the fourth quarter. The following table summarizes the various effects on shareholder's equity from the implementation of DIG B36 (in millions):

         Initial Adoption Shareholder Equity Effect on October 1, 2003


Notes                                                                                       Pre-tax  After-tax
----- -                                                                                     -------  ---------
      Recording of Embedded Derivative
 1A.  Cumulative effect of accounting change............................................... $(363.9)  $(236.6)
 1B.  Release of liability for unrealized investment gains.................................   342.8     222.8
                                                                                            -------   -------
      Total................................................................................   (21.1)    (13.8)
                                                                                            -------   -------
 2A.  Reclassification of available-for-sale securities to trading securities..............   342.9     222.9
 2B.  Release of unrealized available-for-sale security gains in Other Comprehensive Income  (342.9)   (222.9)
                                                                                            -------   -------
      Total available for sale to trading adjustment.......................................      --        --
                                                                                            -------   -------
      Total effect on Shareholder's Equity from DIG B36 Implementation on October 1, 2003.. $ (21.1)  $ (13.8)
                                                                                            =======   =======

1A.At the time of adoption, LNL recorded a charge to net income as a cumulative effect of a change in accounting, representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements.

1B.In conjunction with recording the above charge in 1A., LNL also recorded an increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

2A.Concurrent with the initial recording of the embedded derivative associated with these reinsurance arrangements, LNL reclassified related available-for-sale securities to trading securities classification.

2B.The previously recorded increases to shareholder's equity reported in Other
   Comprehensive Income as a result of the available-for-sale classification of these securities were reversed as part of the reclassification accounting.

Effective with the fourth quarter of 2003, changes in the fair value of the embedded derivative flow through net income, as do changes in the fair value of the trading account securities. These adjustments do not net to zero in any one particular accounting period due to the fact that not all of the invested assets supporting these Modco and CFW reinsurance agreements were available-for-sale securities that could be reclassified to trading securities, and not all Modco and CFW reinsurance agreements have segregated portfolios of securities that can be classified as trading securities. However, it is important to note that these differences in net income will reverse over the term of the underlying Modco and CFW reinsurance agreements, reflecting the fact that the accounting for the embedded derivatives prescribed in DIG B36 changes the timing of the recognition of income under these Modco and CFW reinsurance agreements but does not change the total amount of earnings that will ultimately be reported over the life of these agreements.

The Lincoln National Life Insurance Company

Change in Estimate for Personal Accident Reinsurance Reserves.
As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million, after-tax ($32.1 million, pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain. As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased these exited business reserves by $184.1 million, after-tax ($283.2 million, pre-tax). After giving effect to LNL's $100 million indemnification obligation to Swiss Re, LNL recorded a $119.1 million, after-tax ($183.2 million, pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain.

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. LNL adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See Note 13 for information on Restructuring charges.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost  Gains    Losses  Fair Value
                                             -------------- -------- -------  ----------
                                                            (in millions)
                                             -------------------------------------------
December 31, 2004:
  Corporate bonds...........................   $24,415.4... $1,660.9 $(108.3) $25,968.0.
  U.S. government bonds.....................       151.6...     11.1       --     162.7.
  Foreign government bonds..................       884.6...     61.9    (0.4)     946.1.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       695.8...      9.9    (1.0)     704.7.
    Collateralized mortgage obligations.....     2,650.8...     62.6    (8.2)   2,705.2.
    Commercial mortgage backed securities...     2,347.4...    111.8    (9.7)   2,449.5.
    Other asset-backed securities...........       150.3...      7.7    (0.5)     157.5.
  State and municipal bonds.................       157.7...      4.5    (0.6)     161.6.
  Redeemable preferred stocks...............        61.2...     15.0       --      76.2.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    31,514.8...  1,945.4  (128.7)  33,331.5.
Equity securities...........................       101.2...     12.5       --     113.7.
                                               ---------    -------- -------  ---------
Total.......................................   $31,616.0... $1,957.9 $(128.7) $33,445.2.
                                               =========    ======== =======  =========
December 31, 2003:
  Corporate bonds...........................   $23,414.0... $1,689.5 $(169.6) $24,933.9.
  U.S. government bonds.....................       196.4...      9.3    (0.2)     205.5.
  Foreign government bonds..................       820.8...     42.2   (13.4)     849.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       460.6...     15.2    (1.4)     474.4.
    Collateralized mortgage obligations.....     2,419.3...     66.8    (9.2)   2,476.9.
    Commercial mortgage backed securities...     1,946.6...    118.6   (13.1)   2,052.1.
    Other asset-backed securities...........       152.3...      6.0    (0.5)     157.8.
  State and municipal bonds.................       143.5...      5.3    (0.5)     148.3.
  Redeemable preferred stocks...............        53.7...     10.5    (0.1)      64.1.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    29,607.2...  1,963.4  (208.0)  31,362.6.
Equity securities...........................       128.6...     19.0    (0.4)     147.2.
                                               ---------    -------- -------  ---------
Total.......................................   $29,735.8... $1,982.4 $(208.4) $31,509.8.
                                               =========    ======== =======  =========

The Lincoln National Life Insurance Company

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2004
           Due in one year or less..........   $ 1,238.7    $ 1,254.3
           Due after one year through five
            years...........................     6,193.7      6,486.6
           Due after five years through ten
            years...........................     9,709.6     10,305.7
           Due after ten years..............     8,528.5      9,268.0
                                               ---------    ---------
           Subtotal.........................    25,670.5     27,314.6
           Asset and mortgage-backed
            securities......................     5,844.3      6,016.9
                                               ---------    ---------
           Total............................   $31,514.8    $33,331.5
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2004
               Below 5%....... $  823.5     $  251.8     $  250.0
               5%-6%..........  2,331.9      2,318.8      2,348.2
               6%-7%..........  1,560.3      1,567.3      1,614.8
               Above 7%.......  1,684.0      1,706.4      1,803.9
                               --------     --------     --------
               Total.......... $6,399.7     $5,844.3     $6,016.9
                               ========     ========     ========

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                                 December 31, 2004
               NAIC     Rating Agency
            Designation Equivalent Designation Fair Value  % of Total
            ----------- ---------------------- ----------  ----------
                                               (in millions, except %)
                                               ----------------------
                 1        AAA/AA /A........... $20,132.2      60.4%
                 2        BBB.................  11,054.2      33.2
                 3        BB..................   1,401.0       4.2
                 4        B...................     502.3       1.5
                 5        CCC and lower.......     118.9       0.3
                 6        In or near default..     122.9       0.4
                                               ---------     -----
                          Total............... $33,331.5     100.0%
                                               =========     =====

The major categories of net investment income are as follows:

                                          Year Ended December 31
                                          2004     2003     2002
                                        -------- -------- --------
                                              (in millions)
                                        --------------------------
              Fixed maturity securities $1,932.3 $2,030.1 $2,030.3
              Equity securities........      8.4      9.2     10.1
              Trading securities.......    173.3     41.2       --
              Mortgage loans on real
               estate..................    349.5    337.9    356.3
              Real estate..............     24.7     42.0     45.8
              Policy loans.............    119.2    122.5    133.6
              Invested cash............     20.6      5.3     30.4
              Other investments........     54.3     47.6     18.8
                                        -------- -------- --------
              Investment revenue.......  2,682.3  2,635.8  2,625.3
              Investment expense.......     89.1     95.7     92.2
                                        -------- -------- --------
              Net investment income.... $2,593.2 $2,540.1 $2,533.1
                                        ======== ======== ========

Trading securities at fair value retained in connection with Modco and CFW reinsurance arrangements, consisted of the following:

                                                   2004      2003
                                                 --------- --------
                                                   (in millions)
                                                 ------------------
            Year Ended December 31
              Corporate bonds...................  $2,259.0 $2,171.2
              U.S. government bonds.............     307.8    285.9
              Foreign government bonds..........      50.5     46.5
              Asset and mortgage-backed
               securities:
                Mortgage pass-through
                 securities.....................      37.6     18.9
                Collateralized mortgage
                 obligations....................     103.1    110.8
                Commercial mortgage backed
                 securities.....................     151.4    123.1
                Other asset-backed securities...       9.3      9.7
              State and municipal bonds.........      18.8     16.5
              Redeemable preferred stocks.......       2.7      1.7
                                                 --------- --------
            Total fixed maturity securities.....   2,940.2  2,784.3
            Equity securities...................       2.3      2.2
                                                 --------- --------
            Total............................... $ 2,942.5 $2,786.5
                                                 ========= ========

The portion of the market adjustment for trading securities and the corresponding market adjustment for the reinsurance embedded derivative related to trading securities at December 31, 2004 and 2003 was $25.7 million and $307.7 million, respectively.

The Lincoln National Life Insurance Company

The detail of the realized gain (loss) on investments is as follows:

                                               Year Ended December 31
                                               2004    2003     2002
                                              ------  ------  -------
                                                   (in millions)
                                              -----------------------
         Realized loss on investments and
          derivative instruments............. $(58.2) $(16.1) $(262.8)
         Gain on transfer of securities from
          available-for-sale to trading......     --   342.9       --
         Gain (loss) on reinsurance
          embedded derivative/trading
          securities.........................   (1.0)    4.0       --
         Gain (loss) on sale of subsidiaries/
          business...........................   14.1      --    (10.6)
                                              ------  ------  -------
         Total Realized Gain (Loss) on
          Investments........................ $(45.1) $330.8  $(273.4)
                                              ======  ======  =======

The detail of the realized loss on investments and derivative instruments is as follows:

                                            Year Ended December 31
                                            2004     2003     2002
                                          -------  -------  -------
                                                (in millions)
                                          -------------------------
            Fixed maturity securities
             available-for-sale
              Gross gain................. $ 107.6  $ 333.7  $ 163.8
              Gross loss.................  (115.3)  (353.7)  (578.5)
            Equity securities
             available-for-sale
              Gross gain.................    18.7     25.4     11.8
              Gross loss.................    (0.7)    (4.4)   (22.2)
            Other investments............     4.5     28.1     27.2
            Associated (amortization)
             restoration of deferred
             acquisition costs and
             provision for policyholder
             commitments.................   (51.2)   (32.8)   143.2
            Investment expenses..........   (10.3)    (9.9)    (9.3)
                                          -------  -------  -------
            Total Investments............   (46.7)   (13.6)  (264.0)
            Derivative instruments net of
             associated (amortization)
             restoration of deferred
             acquisition costs...........   (11.5)    (2.5)     1.2
                                          -------  -------  -------
            Total Investments and
             Derivative Instruments...... $(58.2)  $ (16.1) $(262.8)
                                          =======  =======  =======

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                            Year Ended December 31
                                             2004    2003    2002
                                            -----   ------  ------
                                                (in millions)
                                            ---------------------
              Fixed maturity securities
               available-for-sale.......... $67.2   $248.8  $296.6
              Equity securities
               available-for-sale..........    --      3.4    21.4
              Mortgage loans on real estate  (2.0)     5.6     9.7
              Real estate..................    --      4.1      --
              Other long-term investments..    --       --     6.4
              Guarantees...................  (0.1)    (0.3)     --
                                            -----   ------  ------
              Total........................ $65.1   $261.6  $334.1
                                            =====   ======  ======

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available-for-sale is as follows:

                                          Year Ended December 31
                                           2004   2003    2002
                                          -----  ------ --------
                                              (in millions)
                                          ----------------------
                Fixed maturity securities $61.3  $190.8 $1,219.5
                Equity securities........  (6.1)    7.6     13.0
                                          -----  ------ --------
                Total.................... $55.2  $198.4 $1,232.5
                                          =====  ====== ========

The Lincoln National Life Insurance Company

For total traded and private securities held by LNL at December 31, 2004 and 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                             % Fair Amortized % Amortized Unrealized % Unrealized
                                  Fair Value Value    Cost       Cost        Loss        Loss
                                  ---------- ------ --------- ----------- ---------- ------------
                                                           (in millions)
                                  --------------------------------------------------------------
2004
(less or =) 90 days                $2,263.8   45.1% $2,280.0      44.3%    $ (16.2)      12.6%
90 days but (less or =) 180 days      338.1    6.7%    344.8       6.7%       (6.7)       5.2%
180 days but (less or =) 270 days   1,099.6   21.9%  1,127.9      21.9%      (28.3)      22.0%
270 days but (less or =) 1 year       187.1    3.7%    191.8       3.7%       (4.7)       3.7%
1 year                              1,133.9   22.6%  1,206.7      23.4%      (72.8)      56.5%
                                   --------  -----  --------     -----     -------      -----
Total                              $5,022.5  100.0% $5,151.2     100.0%    $(128.7)     100.0%
                                   ========  =====  ========     =====     =======      =====
2003
(less or =) 90 days                $1,903.7   41.1% $1,923.8      39.8%    $ (20.1)       9.6%
90 days but (less or =) 180 days    1,166.0   25.2%  1,200.7      24.8%      (34.7)      16.7%
180 days but (less or =) 270 days     504.1   10.9%    531.5      11.0%      (27.4)      13.2%
270 days but (less or =) 1 year       141.8    3.1%    147.0       3.0%       (5.2)       2.5%
1 year                                915.7   19.7%  1,036.6      21.4%     (120.9)      58.0%
                                   --------  -----  --------     -----     -------      -----
Total                              $4,631.3  100.0% $4,839.6     100.0%    $(208.3)     100.0%
                                   ========  =====  ========     =====     =======      =====

Securities available-for-sale that were deemed to have declines in fair value that were other than temporary were written down to fair value. The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by LNL in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline, 2) LNL's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 9--Fair Value of Financial Instruments to the Consolidated Financial Statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet captions, "Real Estate" and "Property and Equipment," include allowances for depreciation as follows:

                                             December 31
                                             2004    2003
                                             -----  ------
                                             (in millions)
                                             ------------
                      Real estate........... $23.5  $ 22.0
                      Property and equipment  49.3   100.9

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                       December 31
                                                      2004    2003
                                                     ------  ------
                                                      (in millions)
                                                     --------------
            Impaired loans with allowance for losses $ 84.0  $120.2
            Allowance for losses....................  (15.5)  (17.5)
                                                     ------  ------
            Net impaired loans...................... $ 68.5  $102.7
                                                     ======  ======

The allowance for losses is maintained at a level believed adequate by LNL to absorb estimated probable credit losses. LNL's periodic evaluation of the adequacy of the allowance for losses is based on LNL's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

The Lincoln National Life Insurance Company

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                            Year Ended December 31
                                             2004    2003    2002
                                            -----   ------  -----
                                                (in millions)
                                            --------------------
               Balance at beginning-of-year $17.5   $ 11.9  $ 2.2
               Provisions for losses.......   4.7     16.4   12.7
               Releases due to principal
                paydowns...................  (6.7)   (10.8)  (3.0)
                                            -----   ------  -----
               Balance at end-of-year...... $15.5   $ 17.5  $11.9
                                            =====   ======  =====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                              Year Ended December 31
                                               2004    2003   2002
                                               ------  -----  -----
                                                (in millions)
                                              ----------------------
               Average recorded investment in
                impaired loans............... $100.7   $72.6  $54.0
               Interest income recognized on
                impaired loans...............    9.1     8.1    5.6

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2004 and 2003, LNL had no mortgage loans on non-accrual status. As of December 31, 2004 and 2003, LNL had no mortgage loans past due 90 days and still accruing.

As of December 31, 2004 and 2003, LNL had restructured mortgage loans of $69.5 million and $63.6 million, respectively. LNL recorded $3.6 million and $4.7 million of interest income on these restructured mortgage loans in 2004 and 2003, respectively. Interest income in the amount of $6.4 million and $5.8 million would have been recorded on these mortgage loans according to their original terms in 2004 and 2003, respectively. As of December 31, 2004 and 2003, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2004, LNL's investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $478.9 million. This includes $181.8 million of standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $147.4 million and $132.1 million at December 31, 2004 and 2003, respectively.

During the third quarter of 2003, LNL completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $182.2 million and a carrying value of $167.3 million. LNL received $182.2 million from the trust for the sale of the loans. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Servicing fees of $0.1 million and $0.03 million were received in 2004 and 2003, respectively. The transaction was hedged with interest rate swaps to lock in the value of the loans. LNL recorded a gain on the hedge of $7.8 million pre-tax and a realized gain on the sale of $14.9 million pre-tax resulting in a total gain of $22.7 million pre-tax. LNL did not retain an interest in the securitized assets.

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           Year Ended December 31
                                            2004   2003    2002
                                           ------ ------ -------
                                               (in millions)
                                           ---------------------
               Current.................... $ 97.7 $ 31.5 $(140.4)
               Deferred...................   95.5  213.4    41.5
                                           ------ ------ -------
               Total tax expense (benefit) $193.2 $244.9 $ (98.9)
                                           ====== ====== =======

The effective tax rate on pre-tax income (loss) from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                               Year Ended December 31
                                                2004    2003    2002
                                              -------  ------  ------
                                                   (in millions)
                                              -----------------------
         Tax rate times pre-tax income (loss) $ 271.6  $323.1  $(22.2)
         Effect of:
           Tax-preferred investment income...  (68.7)   (49.7)  (46.6)
           Tax credits.......................  (13.9)   (19.1)  (17.7)
           Other items.......................     4.2    (9.4)  (12.4)
                                              -------  ------  ------
         Provision for income taxes.......... $ 193.2  $244.9  $(98.9)
         Effective tax rate..................      25%     27%    N/M
                                              =======  ======  ======

The effective tax rate is a ratio of tax expense over pre-tax income. Since the pre-tax loss of $63.4 million resulted in a tax benefit of $98.9 million in 2002, the effective tax rate was not meaningful.

The Federal income tax liability is as follows:

                                                   December 31
                                                    2004   2003
                                                   ------  -----
                                                   (in millions)
                                                   ------------
                Current........................... $ 47.4  $19.7
                Deferred..........................  102.2   17.2
                                                   ------  -----
                Total Federal income tax liability $149.6  $36.9
                                                   ======  =====

The Lincoln National Life Insurance Company

Significant components of LNL's deferred tax assets and liabilities are as follows:

                                                     December 31
                                                    2004      2003
                                                  --------- --------
                                                    (in millions)
                                                  ------------------
           Deferred tax assets:
             Insurance and investment contract
              liabilities........................  $1,158.9 $1,123.7
             Reinsurance deferred gain...........     317.9    321.6
             Net capital loss carryforwards......        --     41.1
             Reinsurance related derivative
              liability..........................     123.7    114.6
             Post-retirement benefits other than
              pensions...........................      17.0      6.1
             Compensation related................      93.1     80.0
             Ceding commission asset.............      12.9     14.8
             Other...............................      50.8     23.8
                                                  --------- --------
           Total deferred tax assets.............   1,774.3  1,725.7
                                                  ========= ========
           Deferred tax liabilities:
             Deferred acquisition costs..........     721.3    607.3
             Net unrealized gain on securities
              available-for-sale.................     653.5    640.9
             Trading security gains..............     115.8    107.8
             Present value of business in-force..     286.7    322.6
             Other...............................      99.2     64.3
                                                  --------- --------
           Total deferred tax liabilities........   1,876.5  1,742.9
                                                  --------- --------
           Net deferred tax liability............ $   102.2 $   17.2
                                                  ========= ========

The Company and its affiliates are part of a consolidated Federal income tax filing with LNC. Cash paid for Federal income taxes in 2004 and 2002 was $56.4 million and $396.5 million, respectively. Net cash received for Federal income taxes in 2003 was $77.9 million due to the carry back of 2002 tax losses.

LNL is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2004 and 2003, LNL concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2004 and 2003.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." At December 31, 2004, LNL has approximately $200.7 million of untaxed "Policyholders' Surplus" on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. On October 23, 2004, President Bush signed into law the "American Jobs Creation Act of 2004." Beginning January 1, 2005 through December 31, 2006, the additional tax imposed on distributions from the special tax account, Policyholders' Surplus, is suspended. In addition, the statute provides that distributions made during the two-year suspension period will first reduce the Policyholders' Surplus account balance. As a result, LNL believes that its dividend activity will be sufficient to eliminate the account balance during the suspension period.

The LNC consolidated return group is subject to annual tax examinations from the Internal Revenue Service ("IRS"). The audits from tax years through 1995 have been completed and these years are closed. The IRS has examined tax years 1996, 1997 and 1998, with assessments resulting in a payment that was not material to the consolidated results of operations. In addition to taxes assessed and interest, the payment included a deposit relating to a portion of the assessment, which the company continues to challenge. LNC believes this portion of the assessment is inconsistent with existing law, and is protesting it through the established IRS appeals process. LNC and its affiliates are currently under audit by the IRS for years 1999-2002. LNL does not anticipate that any adjustments that might result from such audits would be material to LNL's consolidated results of operations or financial condition.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
5. Supplemental Financial Data

Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re, are as follows:

                                           Year Ended December 31
                                           2004     2003     2002
                                         -------  -------  -------
                                               (in millions)
                                         -------------------------
            Insurance assumed........... $   0.3  $   1.0  $   1.1
            Insurance ceded.............  (315.1)  (250.9)  (233.1)
                                         -------  -------  -------
            Net reinsurance premiums and
             fees....................... $(314.8) $(249.9) $(232.0)
                                         =======  =======  =======

The income statement caption, "Benefits," is net of reinsurance recoveries of $0.6 billion in each of the years ended December 31, 2004, 2003 and 2002.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                  Year Ended December 31
                                                    2004        2003*
                                                   --------   --------
                                                     (in millions)
                                                  ---------------------
          Balance at beginning-of-year........... $2,526.5    $2,342.1
          Deferral...............................    839.0       636.1
          Amortization...........................   (411.7)     (275.5)
          Adjustment related to realized gains on
           securities available-for-sale.........    (45.7)      (50.2)
          Adjustment related to unrealized gains
           on securities available-for-sale......    (14.7)     (126.0)
          Cumulative effect of accounting
           change................................    (39.3)         --
                                                   --------   --------
          Balance at end-of-year................. $2,854.1    $2,526.5
                                                   ========   ========

--------
*Amounts have been restated for the reclassification of deferred sales inducements. Refer to Note 2 for additional information.

Realized loss on investments and derivative instruments on the Consolidated Statements of Income for the year ended December 31, 2004, 2003 and 2002 are net of amounts restored or (amortized) against deferred acquisition costs of $(45.7) million, $(50.2) million and $115.0 million, respectively. In addition, realized gains and losses for the year ended December 31, 2004, 2003 and 2002 are net of adjustments made to policyholder reserves of $(1.5) million, $18.0 million and $25.6 million, respectively. LNL has either a contractual obligation or has a consistent historical practice of making allocations of investment gains or losses to certain policyholders and to certain reinsurance arrangements.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                          Year Ended December 31
                                         2004      2003      2002
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  695.2  $  572.3  $  566.7
            Other volume related
             expenses.................    435.0     328.4     264.2
            Operating and
             administrative expenses..    585.7     624.4     664.0
            Deferred acquisition costs
             net of amortization......   (427.3)   (360.6)   (313.1)
            Restructuring charges.....     18.4      45.5        --
            Other intangibles
             amortization.............    102.2      90.9     105.7
            Other.....................     85.4      96.8      95.8
                                       --------  --------  --------
            Total..................... $1,494.6  $1,397.7  $1,383.3
                                       ========  ========  ========

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2004   2003
                                           ------ ------
                                           (in millions)
                                           -------------
                        Life Insurance.... $855.1 $855.1
                        Lincoln Retirement   64.1   64.1
                                           ------ ------
                        Total............. $919.2 $919.2
                                           ====== ======

The Lincoln National Life Insurance Company

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                               As of December 31, 2004     As of December 31, 2003
                             --------------------------- ---------------------------
                             Gross Carrying Accumulated  Gross Carrying Accumulated
                                 Amount     Amortization     Amount     Amortization
                             -------------- ------------ -------------- ------------
                                                  (in millions)
                             -------------------------------------------------------
Amortized Intangible Assets:
  Present value of in-force
    Lincoln Retirement......    $  225.0       $132.4       $  225.0       $111.9
    Life Insurance..........     1,254.2        527.7        1,254.2        445.5
                                --------       ------       --------       ------
Total.......................    $1,479.2       $660.1       $1,479.2       $557.4
                                ========       ======       ========       ======

Future estimated amortization of other intangible assets is as follows (in millions):

                     2005-$72.6 2006-$61.0       2007-$67.8
                     2008- 66.5 2009- 65.5 Thereafter-485.7

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                                                     December 31
                                                                               2004     2003      2002
                                                                             -------  --------  --------
                                                                                    (in millions)
                                                                             ---------------------------
Balance at beginning of year................................................ $ 921.8  $1,012.8  $1,118.5
Interest accrued on unamortized balance (Interest rates range from 5% to 7%)    49.9      55.6      61.4
Amortization................................................................  (152.6)   (146.6)   (167.1)
                                                                             -------  --------  --------
Balance at end-of-year...................................................... $ 819.1  $  921.8  $1,012.8
                                                                             =======  ========  ========

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                           December 31
                                                         2004      2003
                                                       --------- ---------
                                                          (in millions)
                                                       -------------------
      Premium deposit funds........................... $22,267.3 $21,891.8
      Undistributed earnings on participating business     145.3     155.1
      Other...........................................     714.0     680.9
                                                       --------- ---------
      Total........................................... $23,126.6 $22,727.8
                                                       ========= =========

Details underlying the balance sheet captions related of short-term debt and long-term debt are as follows:

                                                            December 31
                                                           2004     2003
                                                         -------- --------
                                                           (in millions)
                                                         -----------------
      Short-term debt:                                   $   32.1 $   41.9
                                                         -------- --------
      Long-term debt:
        Surplus notes due Lincoln National Corporation:
          6.56% surplus note, due 2028                   $  500.0 $  500.0
          6.03% surplus note, due 2028                      750.0    750.0
                                                         -------- --------
      Total Surplus Notes...............................  1,250.0  1,250.0
      Mortgage loans on investment real estate..........     47.2       --
                                                         -------- --------
      Total long-term debt.............................. $1,297.2 $1,250.0
                                                         ======== ========

The short-term debt represents short-term notes payable to LNC.

The surplus note of $500 million was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998 (see Note 8). This note calls for LNL to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. After January 5, 2003, subject to approval by the Indiana Insurance Commissioner,

The Lincoln National Life Insurance Company

LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory capital surplus exceeds $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

The surplus note for $750 million was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction (see Note 8). This note calls for LNL to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. After December 18, 2003, subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory capital surplus exceeds $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2004 was $78.8 million and $79.3 million for 2003 and 2002.

--------------------------------------------------------------------------------
6. Insurance Benefit Reserves


LNL issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder (traditional variable annuities). LNL also issues variable annuity and life contracts through separate accounts that include various types of GMDB features and a GMWB feature. The GMDB features include those where LNL contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any partial withdrawals following the contract anniversary.

The following table provides information on the GMDB features outstanding at December 31, 2004 and 2003. (Note that LNL's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) The net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

                                                     December 31
                                                     2004        2003
                                                       -----      -----
                                                     In the Event of Death
                                                     ---------------------
                                                     (in billions)
                                                     ---------------------
               Return of net deposit
                 Account value...................... $28.4.....  $25.2....
                 Net amount at risk.................   0.2.....    0.4....
                 Average attained age of
                  contractholders...................    52.....     51....
               Return of net deposits plus a minimum
                return
                 Account value......................  $0.3.....  $ 0.3....
                 Net amount at risk.................    --.....     --....
                 Average attained age of
                  contractholders...................    65.....     64....
                 Guaranteed minimum return..........    5%.....     5%....
               Highest specified anniversary account
                value minus withdrawals post
                anniversary
                 Account value...................... $15.6.....  $12.4....
                 Net amount at risk.................   0.6.....    1.1....
                 Average attained age of
                  contractholders...................    62.....     61....

Approximately $4.2 billion and $0.8 billion of separate account values at December 31, 2004 and 2003, respectively, were attributable to variable annuities with a GMWB feature. This GMWB feature offers the contractholder a guarantee equal to the initial deposit adjusted for any subsequent purchase payments or withdrawals. There are one-year and five-year step-up options, which allow the contractholder to step up the guarantee. GMWB features are considered to be derivatives under FAS 133 resulting in the related liabilities being recognized at fair value, with changes in fair value being reported in net income.

Separate account balances attributable to variable annuity contracts with guarantees are as follows:

                                                        December 31
                                                        2004   2003
                                                       -----  -----
                                                       (in billions)
                                                       ------------
            Asset Type
              Domestic equity......................... $27.6  $23.2
              International equity....................   3.2    2.4
              Bonds...................................   4.2    3.6
                                                       -----  -----
                Total.................................  35.0   29.2
              Money market............................   3.3    3.2
                                                       -----  -----
                Total................................. $38.3  $32.4
                                                       =====  =====
            Percent of total variable annuity separate
             account values                             88.7%  90.5%
                                                       =====  =====

The Lincoln National Life Insurance Company

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                                                 GMDB
                                                             2004    2003
                                                            ------- ------
                                                             (in millions)
                                                            --------------
       Total:
         Balance at January 1.............................. $  46.4 $ 84.5
         Cumulative effect of implementation of SOP 03-1...   (9.7)     --
         Benefits reserves.................................   (2.1)   (2.6)
         Benefits paid.....................................  (16.4)  (35.5)
                                                            ------- ------
         Balance at December 31............................ $  18.2 $ 46.4
                                                            ======= ======
       Ceded:
         Balance at January 1.............................. $ (3.5) $   --
         Cumulative effect of implementation of SOP 03-1...     1.7     --
         Benefits reserves.................................  (23.2)   (4.7)
         Benefits paid.....................................     7.0    1.2
                                                            ------- ------
         Balance at December 31............................ $(18.0) $ (3.5)
                                                            ======= ======
       Net:
         Balance at January 1.............................. $  42.9 $ 84.5
         Cumulative effect of implementation of SOP 03-1...   (8.0)     --
         Benefits reserves.................................  (25.3)   (7.3)
         Benefits paid.....................................   (9.4)  (34.3)
                                                            ------- ------
         Balance at December 31............................ $   0.2 $ 42.9
                                                            ======= ======

The offset to the benefit reserve amounts above are reflected in benefits in the Consolidated Statements of Income. Effective July 1, 2003, LNL entered into an Automatic Indemnity Reinsurance Agreement with Lincoln National Reinsurance Company (Barbados) Limited ("LNR Barbados"), a wholly-owned subsidiary of LNC. Under this agreement, LNL ceded a portion of its GMDB and all of its GMWB risks to LNR Barbados. The treaty was amended in 2004 to cede substantially all GMDB risk to LNR Barbados. At the time of the amendment, LNL transferred its existing remaining GMDB reserves ($36 million) to LNR Barbados. In addition to the reserve transfer, LNL paid premiums to LNR Barbados totaling $54.3 million and $13.2 million in 2004 and 2003, respectively, related to this agreement. These reinsurance premiums are reflected as an offset in insurance premiums in the Consolidated Statements of Income.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
7. Benefit Plans

Pension and Other Post-retirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $25.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. The funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of LNL defined pension benefits based on years of service and final monthly salary upon death or retirement.

The supplemental executive retirement plan provides defined pension benefits for certain executives who became employees of LNL as a result of the acquisition of a block of individual life insurance and annuity business, and benefits under this plan were frozen effective January 1, 2000. A second supplemental executive retirement plan was established for this same group of executives to guarantee that the total benefit payable under the LNC employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of a certain period. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNC 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employees' post-retirement plan was changed such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of $2.3 million pre-tax. Life insurance benefits for retirees are noncontributory for employees and agents that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Effective July 1, 1999, the agents' post-retirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by the end of 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $10.7 million pre-tax.

As discussed in Note 2, the Medicare Act became law in 2003. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued FSP 106-1, which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act.

LNL elected to defer accounting for the effects of the Medicare Act. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNL's financial statements for the year ended December 31, 2003, do not reflect the effects of the Medicare Act.

In May 2004, the staff of the FASB issued FSP 106-2, which requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004.

LNC and LNL completed their analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in the third quarter of 2004. The implementation did not have a material effect on LNL's results of operations.

The Lincoln National Life Insurance Company

Obligations, Funded Status and Assumptions
Information with respect to LNC's defined benefit plan asset activity and defined benefit plan obligations as it relates to LNL employees is as follows:

                                                       Year Ended December 31
                                                  --------------------------------------
                                                                   Other Post-retirement
                                                  Pension Benefits       Benefits
                                                  ---------------        --
                                                    2004    2003    2004       2003
                                                  -------  ------   ------     ------
                                                           (in millions)
Change in plan assets:
  Fair value of plan assets at beginning-of-year.  $436.9  $343.0  $   --     $   --
  Transfers of assets............................      --     0.9      --         --
  Actual return on plan assets...................    46.8    79.2      --         --
  Company contributions..........................    32.7    40.5     6.5        4.6
  Administrative expenses........................   (2.0)    (1.8)     --         --
  Benefits paid..................................  (36.1)   (24.9)   (6.5)      (4.6)
                                                  -------  ------   ------     ------
  Fair value of plan assets at end-of-year.......   478.3   436.9      --         --
                                                  =======  ======   ======     ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........   449.9   441.1    79.1       88.9
  Transfers of benefit obligations...............      --     0.6      --         --
  Medicare Part D Subsidy........................     1.1      --    (5.1)        --
  Service cost...................................    16.7    18.1     1.7        1.4
  Interest cost..................................    28.5    27.2     4.6        4.9
  Plan participants' contributions...............      --      --     1.4        1.0
  Special termination benefits...................     0.1     1.4      --         --
  Plan curtailment gain..........................      --      --      --       (2.3)
  Actuarial (gains) losses.......................    32.7   (13.6)    7.7      (10.2)
  Benefits paid..................................  (36.1)   (24.9)   (6.5)      (4.6)
                                                  -------  ------   ------     ------
  Benefit obligation at end-of-year..............   492.9   449.9    82.9       79.1
                                                  =======  ======   ======     ======
Underfunded status of the plans..................   (14.6)  (13.0)  (82.9)     (79.1)
Unrecognized net actuarial (gains) losses........    60.3    38.4     1.5       (1.9)
Unrecognized prior service cost..................   (14.9)  (17.0)     --         --
                                                  -------  ------   ------     ------
Prepaid (accrued) benefit cost................... $  30.8  $  8.4  $(81.4)    $(81.0)
                                                  =======  ======   ======     ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................    6.00%   6.50%   6.00%      6.50%
  Expected return on plan assets.................    8.25%   8.25%     --         --
Rate of increase in compensation:
  Salary continuation plan.......................    4.00%   4.00%     --         --
  All other plans................................    4.00%   4.00%   4.00%      4.00%

LNL uses a December 31 measurement date for its pension and post-retirement plans.

The expected return on plan assets for both 2004 and 2003 was 8.25%. This rate is initially established at the beginning of the plan year based on the historical rates of return and is reevaluated based on the actual return through an interim date during the current plan year. As there was not a significant variance between the projected actual return for both 2003 and 2004 and the expected return of 8.25%, LNL maintained the expected return at 8.25% for the actuarial valuation calculated at the end of each year.

The calculation of the accumulated post-retirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) of 9.5% for 2004. It further assumes the rate will gradually decrease to 5.0% by 2015 and remain at that level in future periods. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated post-retirement benefits obligation as of December 31, 2004 and 2003 by $5.6 million and $4.6 million, respectively. The aggregate of the estimated service and interest cost components of net periodic post-retirement benefits cost for the year ended December 31, 2004 and 2003 would increase by $0.5 million and $0.4 million, respectively.

The Lincoln National Life Insurance Company

Information for pension plans with accumulated benefit obligations in excess of plan assets is as follows:

                                                  December 31
                                                  2004   2003
                                                 ------ ------
                                                 (in millions)
                                                 -------------
                  Accumulated benefit obligation $135.5 $127.8
                  Projected benefit obligation..  136.3  129.6
                  Fair value of plan assets.....   81.8   78.2

Minimum Pension Liability Adjustment

                                                                                                                Year Ended
                                                                                                                December 31
                                                                                                               2004   2003
                                                                                                               ----- ------
                                                                                                               (in millions)
                                                                                                               ------------
Increase/(decrease) in minimum pension liability adjustment included in other comprehensive income (after-tax) $ 3.7 $(42.6)

                                                                                                               December 31,
                                                                                                               2004   2003
                                                                                                               ----- ------
Minimum pension liability adjustment included in accumulated other comprehensive income (after-tax)........... $13.0 $  9.3

Components of Net Periodic Pension Cost

The components of net defined benefit pension plan and post-retirement benefit plan expense are as follows:

                                                   Year Ended December 31
                                                                Other Post-retirement
                                           Pension Benefits           Benefits
                                        ----------------------  -------------------
                                         2004    2003    2002    2004    2003   2002
                                        ------  ------  ------  -----   -----  -----
                                                       (in millions)
                                        -------------------------------------------
Service cost........................... $ 17.2  $ 19.4  $ 17.8  $ 1.7   $ 1.4  $ 1.4
Interest cost..........................   28.5    27.2    26.8    4.6     5.0    5.1
Expected return on plan assets.........  (35.2)  (27.7)  (27.1)    --      --     --
Amortization of prior service cost.....   (2.2)   (2.2)   (2.4)    --      --     --
Recognized net actuarial (gains) losses    0.7     5.7     0.2   (0.8)   (0.2)  (0.4)
                                        ------  ------  ------  -----   -----  -----
Net periodic benefit cost.............. $  9.0  $ 22.4  $ 15.3  $ 5.5   $ 6.2  $ 6.1
                                        ======  ======  ======  =====   =====  =====

LNL maintains a defined contribution plan for its U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, LNL assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain highly compensated LNL agents. The combined pre-tax expenses for these plans amounted to $3.0 million, $3.7 million, and $1.0 million in 2004, 2003 and 2002, respectively. These expenses reflect both LNL's contribution as well as changes in the measurement of LNL's liabilities under these plans.

Plan Assets
Defined benefit pension plan assets allocations at December 31, 2004 and 2003, by asset category are as follows:

                                                 2004   2003
                                                -----  -----
                   Asset Category
                     Equity securities.........  63.6%  61.9%
                     Fixed income securities...  31.7   30.7
                     Real estate...............   1.2    5.6
                     Cash and cash equivalents.   3.5    1.8
                                                -----  -----
                     Total..................... 100.0% 100.0%
                                                =====  =====

The Lincoln National Life Insurance Company

The primary investment objective of the defined benefit pension plan is for capital appreciation and income growth, with an emphasis on avoiding undue risk. A secondary objective is for current income. Investments can be made using the following asset classes: both domestic and international equity and fixed income securities, real estate, guaranteed products, venture capital, oil and gas and other asset classes the investment managers deem prudent. A five-year time horizon is utilized, as there are inevitably short-run fluctuations, which will cause variations in investment performance.

Each managed fund is expected to rank in the upper 50% of similar funds over the three and/or five year periods. Managers not meeting criteria will be subject to additional due diligence review and possible termination. The following short-term ranges have been established for weightings in the various asset categories:

                                                     Weighting Range
                                                     ---------------
              Asset Category
                Cash................................          0-20%
                Guaranteed Products.................          0-20%
                Fixed Income........................         20-80%
                  Long-term......................... 0-10%
                  High-Yield........................ 0-10%
                  International/Emerging Markets*... 0-10%
                Real Estate.........................          0-20%
                Equities............................         20-80%
                  Small-cap......................... 0-20%
                  International*.................... 0-20%
                  Emerging Markets*................. 0-10%
                Other...............................          0-20%
                Total International**...............          0-25%

--------
The total of domestic cash, domestic fixed income, and domestic equities shall not be less than 50%.
*Currency exposure can be hedged up to 100%
**International/Emerging Markets-Fixed Income and Equities

Within the broad ranges provided above, current target asset weightings are as follows: 64% equities, 35% fixed income, including real estate, and 1% cash. The performance of the plan and the managed funds are monitored on a quarterly basis relative to the plan's objectives. The performance of the managed fund is measured against the following indices: S&P 500, EAFE, Russell 2000, NAREIT, Lehman US Universal and Salomon (Citigroup) 90-day T-Bill. The investment policy is reviewed on an annual basis.

The plan assets are principally managed by LNC's Investment Management segment.

The Lincoln National Life Insurance Company

Plan Cash Flows

LNL expects to contribute between $0.0 million and $19.8 million to LNC's defined benefit pension plans in 2005. In addition, LNL expects to fund approximately the following amounts for benefit payments for unfunded non-qualified U.S. defined benefit plans:

                                    Post Retirement Plans
                      -------------------------------------------------
                                                                Not
                                         Reflecting          Reflecting
                      Non-Qualified U.S.  Medicare  Medicare  Medicare
                       Defined Benefit     Part D    Part D    Part D
        (in millions)    Pension Plan     Subsidy   Subsidy   Subsidy
        ------------- ------------------ ---------- -------- ----------
        Year
        ----
         2005........       $ 3.5          $ 5.7     $  --     $ 5.7
         2006........         3.5            4.4      (0.6)      5.0
         2007........         4.0            4.4      (0.6)      5.0
         2008........         4.3            4.3      (0.7)      5.0
         2009........         4.4            4.2      (0.7)      4.9
         Thereafter..        29.9           19.1      (3.5)     22.6

401(k).
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). LNL's contributions to the 401(k) plans for its employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. LNL's expense for the 401(k) plan amounted to $25.2 million, $22.9 million, and $12.6 million in 2004, 2003 and 2002, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, LNL agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. LNL makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of LNL's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense/(income) for these plans amounted to $6.8 million, $17.0 million, and $(3.6) million in 2004, 2003 and 2002, respectively. These expenses reflect both LNL's employer matching contributions of $2.1 million, $2.4 million and $1.1 million, as well as changes in the measurement of LNL's liabilities net of LNC's total return swap under these plans of $4.7 million, $14.6 million and $(4.7) million for 2004, 2003 and 2002 respectively.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

LNL's total liabilities associated with these plans were $126.1 million and $123.9 million at December 31, 2004 and 2003, respectively.

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries (including employees, agents and directors of LNL) that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. Awards under this plan for 2004 consisted of 35,796 10-year LNC stock options, 372,970 performance share units that could result in the issuance of LNC shares, and cash awards. As of December 31, 2004, 139,377 stock options and 605,135 performance share units of these awards were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

The Lincoln National Life Insurance Company

Total compensation expense for LNL under LNC's incentive plans involving performance vesting for 2004 was $0.6 million relating to stock options, $11.2 million relating to performance shares, and $0.7 million relating to cash awards. Total compensation expense for LNL under LNC's incentive plans involving performance vesting for 2003 was $0.2 million relating to stock options, $2.7 million relating to performance shares, and $0.2 million relating to cash awards. The amount of stock option expense for the performance vesting awards is included in the total LNL stock option expense discussed below. All expense calculations for performance vesting stock options, performance shares, and performance vesting cash awards that were granted in 2004 and 2003 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, LNL's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNL adopted the fair value recognition method of accounting for its stock option incentive plans under FAS 123, which is considered the preferable accounting method for stock based compensation. Previously, LNL accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of APB 25, and related interpretations. For more information, see Footnote 2 in the Notes to Consolidated Financial Statements.

Information with respect to LNL stock options outstanding at December 31, 2004 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
 Prices       2004          (Years)       Exercise Price       2004       Exercise Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$21-$30      784,141          4.95            $25.35          649,552         $25.40
 31- 40      499,406          3.82             38.15          482,070          38.26
 41- 50    1,802,342          4.86             44.41        1,557,320          44.39
 51- 60    1,871,236          5.53             51.36        1,545,363          51.21
-------    ---------                                        ---------
$21-$60    4,957,125                                        4,234,305
=======    =========                                        =========

The option price assumptions used for grants to LNL employees and agents were as follows:

                                                      2004   2003   2002
                                                     -----  -----  ------
      Dividend yield................................   3.0%   5.0%    2.5%
      Expected volatility...........................  28.7%  39.8%   39.6%
      Risk-free interest rate.......................   2.7%   2.2%    4.5%
      Expected life (in years)......................   3.6    3.6     4.2
      Weighted-average fair value per option granted $8.61  $5.55  $16.00

The Lincoln National Life Insurance Company

Information with respect to the incentive plans involving stock options granted to LNL employees and agents is as follows:

                                        Options Outstanding       Options Exercisable
                                     -------------------------- ------------------------
                                                   Weighted-                Weighted-
                                                    Average                  Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ----------  -------------- --------- --------------
Balance at January 1, 2002..........  7,233,277      $39.20     4,213,907     $39.05
Granted-original....................  1,035,180       51.59
Granted-reloads.....................     12,103       48.41
Exercised (includes shares tendered) (1,316,702)      36.31
Forfeited...........................   (331,487)      46.09
Intercompany transfer...............      6,300       41.39
                                     ----------      ------
Balance at December 31, 2002........  6,638,671       41.39     4,035,327      40.00
                                     ==========      ======
Granted-original....................    288,165       25.54
Granted-reloads.....................     13,696       35.28
Exercised (includes shares tendered)   (332,769)      24.22
Forfeited...........................   (540,328)      41.21
                                     ----------      ------
Balance at December 31, 2003........  6,067,435       41.57     4,681,490      41.49
                                     ==========      ======
Granted-original....................     35,796       47.55
Granted-reloads.....................     43,681       45.54
Exercised (includes shares tendered)   (883,042)      46.97
Forfeited...........................   (306,745)      48.07
                                     ----------      ------
Balance at December 31, 2004........  4,957,125      $43.39     4,234,305     $43.27
                                     ==========      ======     =========     ======

Total compensation expense for incentive plans involving stock options granted to LNL employees and agents, for 2004, 2003, and 2002 was $6.8 million, $13.9 million, and $18.7 million, respectively.

Stock Appreciation Rights Incentive Plan.
LNC has in place a stock appreciation right ("SAR") incentive program for LNL agents that do not meet the stringent definition of a common law employee. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNL recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. LNL hedges this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense (income) recognized for the SAR program for 2004, 2003 and 2002 was $6.2 million, $6.8 million and $(0.7) million, respectively. The mark-to-market gain (loss) recognized through net income on the call options on LNC stock for 2004, 2003 and 2002 was $2.4 million, $0.3 million and $(6.7) million, respectively. The SAR liability at December 31, 2004 and 2003 was $9.4 million and $9.8 million, respectively.

Information with respect to the LNC SARs incentive plan outstanding for LNL agents at December 31, 2004 is as follows:

                    SARs Outstanding                             SARs Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at    Weighted-
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Average Exercise
 Prices       2004          (Years)       Exercise Price       2004           Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$20-$30      369,685          2.03            $24.96         180,604          $24.80
 31- 40        9,066          2.39             34.49           4,100           35.93
 41- 50      590,874          2.16             44.87         283,922           43.60
 51- 60      321,875          2.20             52.10         161,365           52.10
-------    ---------                                         -------
$20-$60    1,291,500                                         629,991
=======    =========                                         =======

The Lincoln National Life Insurance Company

The option price assumptions used for grants to LNL agents under the LNC SAR plan were as follows:

                                                    2004   2003   2002
                                                   -----  -----  ------
       Dividend yield.............................   3.0%   4.6%    2.7%
       Expected volatility........................  25.0%  35.0%   29.5%
       Risk-free interest rate....................   3.1%   3.3%    5.0%
       Expected life (in years)...................   5.0    5.0     5.0
       Weighted-average fair value per SAR granted $8.98  $9.05  $10.86

Information with respect to the LNC incentive plan involving SARs granted to LNL agents is as follows:

                                         SARs Outstanding         SARs Exercisable
                                     ------------------------- ----------------------
                                                  Weighted-              Weighted-
                                                   Average                Average
                                       Shares   Exercise Price Shares  Exercise Price
                                     ---------  -------------- ------- --------------
Balance at January 1, 2002.......... 1,125,091      $33.85     102,710     $25.02
Granted-original....................   383,675       51.95
Exercised (includes shares tendered)   (90,818)      28.57
Forfeited...........................   (35,700)      34.95
                                     ---------      ------
Balance at December 31, 2002........ 1,382,248       39.20     301,108      32.06
                                     =========      ======
Granted-original....................   326,650       25.28
Exercised (includes shares tendered)   (63,224)      24.72
Forfeited...........................   (46,150)      39.57
                                     ---------      ------
Balance at December 31, 2003........ 1,599,524       36.92     597,892      36.45
                                     =========      ======
Granted-original....................   190,250       47.58
Exercised (includes shares tendered)  (344,588)      28.32
Forfeited...........................  (153,686)      35.83
                                     ---------      ------
Balance at December 31, 2004........ 1,291,500       40.90     629,991      40.34
                                     =========      ======     =======     ======

In addition to the stock-based incentives discussed above, LNC has awarded restricted shares of LNC stock, generally subject to a three-year vesting period, to LNL employees. Information with respect to LNC Restricted stock (non-vested stock) awarded to LNL employees from 2002 through 2004 was as follows:

                                                      2004    2003    2002
                                                     ------- ------- -------
   Restricted stock (number of shares)..............  68,730  10,910  46,500
   Weighted-average price per share at time of grant $ 47.46 $ 31.41 $ 33.55

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Restrictions, Commitments and Contingencies

Statutory Information and Restrictions
Net income (loss) as determined in accordance with statutory accounting practices for LNL excluding the insurance subsidiaries sold to Swiss Re in 2001, was $310 million, $267 million and $(252) million for 2004, 2003 and 2002, respectively. In December 2001, Swiss Re acquired LNL's reinsurance operations. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. See Note 12 for further discussion of Swiss Re's acquisition of LNL's reinsurance operation.

Shareholder's equity as determined in accordance with statutory accounting practices for LNL was $3.0 billion and $2.8 billion for December 31, 2004 and 2003, respectively.

LNL acquired a block of individual life insurance and annuity business from CIGNA in January 1998 and a block of individual life insurance from Aetna Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus. As a result of these acquisitions, LNL's statutory earned surplus was negative.

LNL is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNC. As a result of negative statutory earned surplus, LNL was required to obtain the prior approval of the Indiana Insurance Commissioner ("Commissioner") before paying any dividends to LNC until its statutory earned surplus became positive. During the first quarter of 2002, LNL received approval from the Commissioner to reclassify total dividends of $495 million paid to LNC in 2001 from LNL's earned surplus to paid-in-capital. This change plus the increase in statutory earned surplus from the disposition of LNL's reinsurance operations through an indemnity reinsurance transaction with Swiss Re resulted in positive statutory earned surplus for LNL at December 31, 2001.

In general, a dividend is not subject to prior approval from the Commissioner provided LNL's statutory earned surplus is positive and the proposed dividend, plus all other dividends made within the twelve consecutive months prior to the date of the proposed dividend, does not exceed the standard limitation of the greater of 10% of total statutory earned surplus or the amount of statutory earnings in the prior calendar year. Dividends of $710 million were paid by LNL to LNC in the second quarter of 2002. These distributions were made in two installments. The first installment of $60 million was paid in April. The second installment of $650 million was paid in June. As both installments exceeded the standard limitation noted above, a special request was made for each payment and each was approved by the Commissioner. Both distributions represented a portion of the proceeds received from the indemnity reinsurance transaction with Swiss Re. As a result of the payment of dividends plus earnings in 2002, LNL's statutory earned surplus was negative as of December 31, 2002. Due to the negative statutory earned surplus as of December 31, 2002, dividends paid by LNL in 2003 were subject to prior approval from the Commissioner.

Dividends of $200 million were paid by LNL to LNC in three quarterly installments during 2003. A special request was made for each payment and each was approved by the Commissioner. Dividends of $150 million were paid by LNL to LNC in three quarterly installments during 2004. Due to statutory earnings and favorable credit markets, LNL's 2004 dividends did not require prior approval. Based upon anticipated on-going positive statutory earnings and favorable credit markets, LNL expects it could continue to pay dividends in 2005 without prior approval from the Commissioner.

LNL is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, LNL is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers. These include reserve requirements, which differ from the State of Indiana and, in most cases, are more restrictive thus reducing LNL's total adjusted capital as reported to New York.

Reinsurance Contingencies

See Note 12, "Acquisitions and Divestitures," for discussion of contingencies surrounding Swiss Re's acquisition of LNL's reinsurance operations in December 2001.

LNL's amounts recoverable from reinsurers represents receivables from and reserves ceded to reinsurers. LNL obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of LNL's principal reinsurers. LNL's principal reinsurers are strongly rated companies, with Swiss Re representing the largest exposure. As discussed above, LNL sold its reinsurance business to Swiss Re through an indemnity reinsurance arrangement in 2001. Because LNL is not relieved of its liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured contracts remain on the Consolidated Balance Sheet of LNL with a corresponding reinsurance receivable from the business sold to Swiss Re, which totaled $4.1 billion at December 31, 2004, and is included in amounts recoverable from reinsurers. During 2004, Swiss Re funded a trust for $2.0 billion to support this business. In addition to various remedies that LNL would have in the event of a default by Swiss Re, LNL continues to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and crtain mortgage loans. LNL's funds withheld and embedded derivative liabilities at December 31, 2004 included $1.6 billion and $0.3 billion, respectively, related to the business reinsured by Swiss Re.

Marketing and Compliance Issues

There continues to be a significant amount of federal and state regulatory activity in the industry relating to numerous issues including, but not limited to, market timing and late trading of

The Lincoln National Life Insurance Company mutual fund and variable insurance products and broker- dealer access arrangements. Like others in the industry, LNL has received inquiries including requests for information and/or subpoenas from various authorities including the SEC, NASD, and the New York Attorney General. LNL is in the process of responding to these inquiries and continues to cooperate fully with such authorities.

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. LNL's management continues to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes; however it is management's opinion that future developments will not materially affect the consolidated financial position of LNL.

Leases

LNL leases its Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide LNL with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. LNL also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2004, 2003 and 2002 was $54.7 million, $55.7 million and $55.5 million, respectively. Future minimum rental commitments are as follows (in millions):

            2005-$      53.9 2006-$      47.2 2007-$            44.4
                  2008- 37.7       2009- 28.6       Thereafter- 14.7

Information Technology Commitment

In February 1998, LNL signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, LNL completed renegotiations and extended the contract through February 2010. Annual costs are dependent on usage but are expected to range from $45.0 million to $50.0 million.

Insurance Ceded and Assumed

LNL cedes insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. LNL seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, LNL's retention policy was to retain no more than $10 million on a single insured life. Beginning in 2003, the new business retention policy for fixed life insurance (primarily universal life and interest sensitive whole life) and variable universal life insurance is to retain no more than $5 million on a single insured life. Additionally, the retention per single insured life for term life insurance and for Corporate Owned Life Insurance ("COLI") is $1 million and $2 million, respectively. Portions of LNL's deferred annuity business have been reinsured on a Modco basis with other companies to limit LNL's exposure to interest rate risks. At December 31, 2004, the reserves associated with these reinsurance arrangements totaled $2.4 billion. To cover products other than life insurance, LNL acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). LNL remains liable if its reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

LNL's reinsurance operations were acquired by Swiss Re in December 2001. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. Under the indemnity reinsurance agreements, Swiss Re reinsured certain liabilities and obligations of LNL. Because LNL is not relieved of its legal liability to the ceding companies, the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re.

Vulnerability from Concentrations

At December 31, 2004, LNL did not have a material concentration of financial instruments in a single investee or industry. LNL's investments in mortgage loans principally involve commercial real estate. At December 31, 2004, 27.5% of such mortgages, or $0.9 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $37.0 million. Also at December 31, 2004, LNL did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to LNL's financial position.

Although LNL does not have any significant concentration of customers, LNL's Retirement segment has had a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. Prior to 2003, AFD used wholesalers who focus on both American Funds mutual funds as well as American Legacy Variable Annuity products. In 2002, LNL and AFD agreed to transition the wholesaling of American Legacy to LFD, which was completed in 2003. The American Legacy Variable Annuity product line sold through LFD accounted for about 30% and 17% of LNL's total gross annuity deposits in 2004 and 2003, respectively, compared with about 15% sold through AFD in 2002. In addition the American Legacy Variable Annuity product line represents approximately 36% and 35% of LNL's total gross annuity account values at December 31, 2004 and 2003 respectively.

The Lincoln National Life Insurance Company

Other Contingency Matters

LNC and LNL are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial position of LNL.

LNC and LNL have pursued claims with their liability insurance carriers for reimbursement of certain costs incurred in connection with a class action settlement involving the sale of LNL non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998, and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, LNC and LNL settled their claims against three liability carriers on a favorable basis, and settled their claims against a fourth liability insurance carrier on a favorable basis in 2004.

For discussion of the resolution of legal proceedings related to LNL's sale of its former reinsurance business to Swiss Re, refer to the discussion of Reinsurance Contingencies above.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. LNL has accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

LNL has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $4.6 million and $6.0 million were outstanding at December 31, 2004 and 2003, respectively.

Certain subsidiaries of LNL have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, LNL has recourse to underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to LNL. These guarantees expire in 2009.

Derivative Instruments

LNL maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. LNL assesses these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of LNL's interest rate risk management strategy include interest rate swaps and interest rate caps. Derivative instruments that are used as part of LNL's foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of LNL's equity market risk management strategy. LNL also uses credit default swaps as part of its credit risk management strategy.

By using derivative instruments, LNL is exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this generally indicates that the counterparty owes LNL and, therefore, creates a payment risk for LNL. When the fair value of a derivative contract is negative, LNL owes the counterparty and therefore LNL has no payment risk. LNL minimizes the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by LNL. LNL also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

LNL is required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, LNL has agreed to maintain financial strength or claims-paying ratings of S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by LNL would be dependent on the market value of the underlying derivative contract. In certain transactions, LNL and the counterparty have entered into a collateral support agreement requiring LNL to post collateral upon significant downgrade. LNL is required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa3. LNL also requires for its own protection minimum rating standards for counterparty credit protection. LNL is required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. LNL does not believe the inclusion of termination or collateralization events pose any material threat to its liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. LNL manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

LNL's derivative instruments are monitored by its risk management committee as part of that committee's oversight of LNL's derivative activities. LNL's derivative instruments committee is responsible for implementing various hedging

The Lincoln National Life Insurance Company strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into LNL's overall risk management strategies.

LNL has derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                                                   Assets (Liabilities)
                                                                                              ------------------------------
                                                                              Notional or     Carrying Value/ Carrying Value/
                                                                            Contract Amounts    Fair Value      Fair Value
                                                                           ------------------ --------------- ---------------
                                                                              December 31               December 31
                                                                             2004      2003        2004            2003
                                                                           --------- -------- --------------- ---------------
                                                                                             (in millions)
                                                                           -------------------------------------------------
Interest rate derivative instruments:
  Interest rate cap agreements............................................  $4,000.0 $2,550.0     $   3.8         $  13.2
  Interest rate swap agreements...........................................     445.5    422.3        28.9            40.6
                                                                           --------- --------     -------         -------
Total interest rate derivative instruments................................   4,445.5  2,972.3        32.7            53.8
Foreign currency derivative instruments -- Foreign currency swaps.........      41.8     17.9        (5.6)           (1.5)
Credit derivative instruments -- Credit default swaps.....................      13.0      8.0         0.1             0.2
Equity indexed derivative instruments -- Call options (based on LNC Stock)       1.3      1.5        15.0            16.0
Embedded derivatives per FAS 133..........................................        --       --      (340.8)         (325.3)
                                                                           --------- --------     -------         -------
Total derivative instruments*............................................. $ 4,501.6 $2,999.7     $(298.6)        $(256.8)
                                                                           ========= ========     =======         =======

--------
* Total derivative instruments for 2004 are composed of assets of $52.7 million and $0.7 million and a liability of $352.0 million on the Consolidated Balance Sheet in derivative investments, insurance policy and claim reserves and reinsurance related derivative liability, respectively. Total derivative instruments for 2003 are composed of an asset of $68.6 million and a liability of $325.3 million on the Consolidated Balance Sheet in derivative instruments and reinsurance related derivative liability, respectively.

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                                Interest Rate     Interest Rate   Foreign Currency
                                Cap Agreements   Swap Agreements  Swap Agreements
                              -----------------  ---------------  ---------------
                                 December 31       December 31    December 31
                                2004     2003     2004     2003   2004     2003
                              -------- --------  ------  -------  ----     -----
                                               (in millions)
                              ---------------------------------------------------
 Balance at beginning-of-year $2,550.0 $1,276.8  $422.3  $ 429.1  17.9     61.5
 New contracts...............  1,450.0  1,500.0    50.5    260.0  26.0       --
 Terminations and maturities.       --   (226.8)  (27.3)  (266.8) (2.1)   (43.6)
                              -------- --------  ------  -------   ----    -----
 Balance at end-of-year...... $4,000.0 $2,550.0  $445.5  $ 422.3  41.8     17.9
                              ======== ========  ======  =======   ====    =====

                                                Call Options
                                 Credit Default   (Based on
                                     Swaps       LNC Stock)     Swaptions
                                 -------------  ------------  ------------
                                  December 31    December 31   December 31
                                  2004   2003    2004   2003  2004   2003
                                 -----  ------  -----  -----  ---- -------
                                               (in millions)
                                 -----------------------------------------
    Balance at beginning-of-year $ 8.0  $ 26.0  $ 1.5  $ 1.3  $--  $ 180.0
    New contracts...............  10.0      --    0.2    0.3   --       --
    Terminations and maturities.  (5.0)  (18.0)  (0.4)  (0.1)  --   (180.0)
                                 -----  ------  -----  -----  ---  -------
    Balance at end-of-year...... $13.0  $  8.0  $ 1.3  $ 1.5  $--  $    --
                                 =====  ======  =====  =====  ===  =======

The Lincoln National Life Insurance Company

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2004 and 2003, LNL had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. LNL did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. For the years ended December 31, 2004, 2003 and 2002, LNL recognized a net (loss) gain of ($7.4 million, after tax after-DAC), ($1.6 million, after-tax after DAC), and $0.8 million, after-tax after-DAC, respectively, in net income as a component of realized investment gains and losses. These gains (losses) relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain (loss) on swap terminations. For the years ended December 31, 2004, 2003 and 2002, LNL recognized a loss of $10.3 million, after-tax after-DAC, $7.6 million, after-tax after-DAC, and a gain of $8.8 million, after-tax after DAC, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements.
LNL uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. LNL is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

LNL also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2004, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps.
LNL uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2005 through 2014.

Call Options on LNC Stock.
LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to LNL agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. LNL's call option positions will be maintained until such time the SARs are either exercised or expire and LNL's SAR liabilities are extinguished. The SARs expire five years from the date of grant.

All Other Derivative Instruments

LNL uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by LNL for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the Consolidated Statements of Income except where otherwise noted below).

Interest Rate Swap Agreements.
LNL used a forward starting interest rate swap agreement to hedge its exposure to the forecasted sale of mortgage loans. LNL was required to pay the counterparty a predetermined fixed stream of payments, and in turn, received payments based on a floating rate from the counterparty. The net receipts/payments from these interest rate swaps were recorded in realized gain
(loss) on investments and derivative instruments. As of December 31, 2004, there were no forward starting interest rate swap agreements.

Interest Rate Cap Agreements.
The interest rate cap agreements, which expire in 2006 through 2009, entitle LNL to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of LNL's interest rate cap agreement program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly

The Lincoln National Life Insurance Company increased level of specificity required under FAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under FAS 133.

Swaptions.
Swaptions entitled LNL to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of LNL's swaption program was to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provided an economic hedge of the annuity line of business. However, the swaptions were not linked to specific assets and liabilities on the balance sheet that met the significantly increased level of specificity required under FAS 133. Therefore, the swaptions did not qualify for hedge accounting under FAS 133. At December 31, 2004, there were no outstanding swaptions.

Credit Default Swaps.
LNL buys credit default swaps, which expire in 2006, to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows LNL to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. LNL has not currently qualified credit default swaps for hedge accounting under FAS 133 as amounts are insignificant. As of December 31, 2004, LNL had bought credit swaps with a notional amount of $8.0 million. The credit default swaps expire in 2006.

LNL also sells credit default swaps to offer credit protection to investors. The credit default swaps hedge the investor against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows the investor to put the bond back to LNL at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or restructuring. As of December 31, 2004, LNL had a credit swap with a notional amount of $5.0 million. The credit default swap expires in 2009.

Call Options on LNC Stock.
As discussed previously in the Cash Flow Hedges section above, LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to LNL agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under FAS 133. Mark to market changes are recorded in net income in underwriting, acquisition, insurance and other expenses.

Derivative Instrument Embedded in Deferred Compensation Plan.
LNL has certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked to market through net income in underwriting, acquisition, insurance and other expenses.

Derivative Instrument Embedded in Modified Coinsurance Agreements with Funds Withheld Arrangements.
LNL is involved in various Modco and CFW reinsurance arrangements that have embedded derivatives. The change in fair value of the embedded derivative, as well as the gains or losses on trading securities supporting these arrangements, flows through net income.

Derivative Instrument Embedded in Variable Annuity Products.
LNL has certain variable annuity products with a GMWB feature that is an embedded derivative. The change in fair value of the embedded derivatives flows through net income through the benefits line in the Consolidated Statements of Income.

Derivative Instruments Embedded in Available-for-Sale Securities.
LNL owns various debt securities that (a) contain call options to exchange the debt security for other specified securities of the borrower, usually common stock, or (b) contain call options to receive the return on equity-like indexes. The change in fair value of the embedded derivatives flows through net income. These embedded derivatives have not been qualified for hedge accounting treatment under FAS 133.

LNL has used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, derivative types that were not outstanding from January 1, 2003 through December 31, 2004 are not discussed in this disclosure.

Additional Derivative Information.
Income for the agreements and contracts described above amounted to $26.0 million, $22.9 million and $10.4 million in 2004, 2003 and 2002, respectively. The increase in income from 2002 to 2003 was primarily because of increased income on equity options and interest rate swaps.

LNL is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, LNL does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in LNL's favor. At December 31, 2004, the exposure was $42.1 million.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
9. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of LNL's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of LNL's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale and Trading
Securities.
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.
LNL employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices; 2) industry standard models that are commercially available; and 3) broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present valued to arrive at the derivatives' current fair market values.

Other Investments, and Cash and Invested Cash.
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.
The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by LNL. It is LNL's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about LNL's shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. LNL and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term and Long-term Debt.
Fair values for long-term debt issues are estimated using discounted cash flow analysis based on LNL's current incremental borrowing rate for similar types of borrowing arrangements. For short-term debt, the carrying value approximates fair value.

Guarantees.
LNL's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to mortgage loan pass-through certificates is insignificant.

Investment Commitments.
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.
Assets held in separate accounts are reported in the accompanying Consolidated Balance Sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The Lincoln National Life Insurance Company

The carrying values and estimated fair values of LNL's financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               -------------- ----------  -------------- ----------
                                                                                    December 31
                                                               ----------------------------------------------------
                                                                    2004         2004          2003         2003
                                                               -------------- ----------  -------------- ----------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................   $33,331.5    $ 33,331.5    $ 31,362.6   $ 31,362.6
  Equity securities...........................................       113.7         113.7         147.2        147.2
  Trading Securities..........................................     2,942.5       2,942.5       2,786.5      2,786.5
  Mortgage loans on real estate...............................     3,855.1       4,144.4       4,189.5      4,550.1
  Policy loans................................................     1,864.7       2,020.7       1,917.8      2,086.4
  Derivative instruments*.....................................      (298.6)       (298.6)       (256.7)      (256.7)
  Other investments...........................................       369.1         369.1         363.4        363.4
  Cash and invested cash......................................     1,237.7       1,237.7       1,442.8      1,442.8
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.   (21,703.9)    (21,758.4)    (21,354.6)   (21,446.0)
  Remaining guaranteed interest and similar contracts.........       (45.2)        (46.7)        (86.7)       (91.2)
  Short-term debt.............................................       (32.1)        (32.1)        (41.9)       (41.9)
  Long-term debt..............................................    (1,297.2)     (1,254.7)     (1,250.0)    (1,205.0)
  Guarantees..................................................          --            --          (0.1)          --
  Investment commitments......................................          --           0.3            --          0.2

--------
*Total derivative instruments for 2004 are composed of assets of $52.7 million and $0.7 million and a liability of $352.0 million on the Consolidated Balance Sheet in derivative investments, insurance policy and claim reserves and reinsurance related derivative liability, respectively. Total derivative instruments for 2003 are composed of an asset of $68.6 million and a liability of $325.3 million on the Consolidated Balance Sheet in derivative instruments and reinsurance related derivative liability, respectively.

As of December 31, 2004 and 2003, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $434.4 million and $448.6 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
10. Segment Information

LNL has two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, with principal operations in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through LNL's wholesaling unit, LFD, as well as LNL's retail unit, LFA. In addition, Lincoln Retirement has alliances with a variety of unrelated companies where LNL provides the manufacturing platform for annuity products and the alliance company provides investment management, marketing and distribution.

The Life Insurance segment, with principal operations in Hartford, Connecticut, and additional offices in Fort Wayne, Indiana and Schaumberg, Illinois, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers universal life, variable universal life, interest-sensitive whole life, corporate owned life insurance, linked-benefit life (a universal life product with a long-term care benefit) and term life insurance. The Life Insurance segment's products are primarily distributed through LFD and LFA.

LNL reports operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on corporate debt, unallocated overhead expenses, and the operations of LFA and LFD) in Other Operations. The gain resulting from the 2001 indemnity reinsurance transaction with Swiss Re for acquisition of LNL's reinsurance business was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain are reported within LNL's Other Operations.

The Lincoln National Life Insurance Company

Financial data by segment for 2002 through 2004 is as follows:

                                           Year Ended December 31
                                          2004      2003      2002
                                       ---------  --------  --------
                                               (in millions)
                                       -----------------------------
          Revenue:
            Lincoln Retirement........  $2,064.1  $1,963.9  $1,976.6
            Life Insurance............   1,937.0   1,905.4   1,881.7
                                       ---------  --------  --------
              Segment Operating
               Revenue................   4,001.1   3,869.3   3,858.3
            Other Operations..........     930.8     731.7     744.4
            Consolidating
             adjustments..............    (360.3)   (251.3)   (228.4)
            Net realized investment
             results (1)..............     (45.1)    330.8    (273.4)
                                       ---------  --------  --------
          Total.......................   4,526.5   4,680.5   4,100.9
                                       =========  ========  ========
          Net Income:
            Lincoln Retirement........     370.2     324.3     178.8
            Life Insurance............     275.2     264.2     269.0
                                       ---------  --------  --------
              Segment Income from
               Operations.............     645.4     588.5     447.8
            Other Operations..........     (22.3)    (77.7)    (52.4)
            Other Items (2)...........     (11.9)    (29.6)     (0.1)
            Net realized investment
             results (3)..............    (29.4)     215.4    (175.3)
            Reserve development net
             of related amortization
             on business sold
             through
             reinsusrance.............       0.9     (18.5)   (184.6)
                                       ---------  --------  --------
              Income before
               cumulative effect of
               accounting
               change.................     582.7     678.1      35.4
            Cumulative effect of
             accounting change........     (25.6)   (236.6)       --
                                       ---------  --------  --------
          Net Income.................. $   557.1  $  441.5  $   35.4
                                       =========  ========  ========

                                                December 31
                                              2004        2003
                                           ----------  ---------
                                               (in millions)
                                           ---------------------
              Assets:
                Lincoln Retirement........  $68,280.5  $61,569.5
                Life Insurance............   22,803.8   21,240.0
                Other Operations..........   14,224.7   14,055.0
                Consolidating adjustments.       (1.3)      (1.3)
                                           ----------  ---------
              Total....................... $105,307.7  $96,863.2
                                           ==========  =========

--------
/(1)/Includes realized losses on investments of $46.7 million, $13.6 million and $264.0 million for 2004, 2003 and 2002, respectively; realized gains (losses) on derivative instruments of $(11.5) million, $(2.5) million and $1.2 million for 2004, 2003 and 2002, respectively; gain on transfer of securities from available-for-sale to trading of $342.9 million for 2003; gain (loss) on reinsurance embedded derivative/trading securities of $(1.0) million and $4.0 million in 2004 and 2003, respectively; and gain
     (loss) on sale of subsidiaries/businesses of $14.1 million and $(10.6) million for 2004 and 2002, respectively.
/(2)/Represents restructuring charges.
/(3)/Includes realized losses on investments of $21.4 million, $8.5 million and $176.1 million for 2004, 2003 and 2002, respectively; realized gains (losses) on derivative instruments of $(7.4) million, $(1.6) million and $0.8 million for 2004, 2003 and 2002, respectively; gain on transfer of securities from available-for-sale to trading of $222.9 million for 2003; gain (loss) on reinsurance embedded derivative/trading securities of $(0.6) million and $2.6 million for 2004 and 2003, respectively.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
11. Shareholder's Equity

All of the 10 million authorized, issues and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                      December 31
                                                    2004       2003
                                                 ---------  ---------
                                                     (in millions)
                                                 --------------------
         Fair value of securities available-for-
          sale.................................. $33,445.2  $31,509.8
         Cost of securities available-for-sale..  31,616.0   29,735.8
                                                 ---------  ---------
         Unrealized gain........................   1,829.2    1,774.0
         Adjustments to deferred acquisition
          costs.................................    (571.6)    (549.0)
         Amounts required to satisfy
          policyholder commitments..............     (53.7)     (50.9)
         Foreign currency exchange rate
          adjustment............................      17.4       12.6
         Deferred income taxes..................    (440.1)    (428.7)
                                                 ---------  ---------
         Net unrealized gain on securities
          available-for-sale.................... $   781.2  $   758.0
                                                 =========  =========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the deferred acquisition costs asset line and included within the insurance policy and claim reserve line on the Consolidated Balance Sheets.

Details underlying the change in net unrealized gain (loss) on securities available-for-sale, net of reclassification adjustment shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                               Year Ended December 31
                                                2004    2003   2002
                                               ------  ------ ------
                                                   (in millions)
                                               --------------------
           Unrealized gains on securities
            available-for-sale arising during
            the year.......................... $116.3  $746.8 $774.4
           Less:
             Reclassification adjustment for
              gains (losses) on disposals of
              prior year inventory included
              in net income (1)...............   81.7   205.7  (72.1)
             Federal income tax expense on
              reclassification................   11.4    23.4  315.4
             Transfer from available-for-sale
              to trading securities...........     --   342.9     --
             Federal income tax expense on
              transfer........................     --   119.9     --
                                               ------  ------ ------
           Net change in unrealized gain on
            securities available-for-sale, net
            of reclassifications and federal
            income tax expense................ $ 23.2  $ 54.9 $531.1
                                               ======  ====== ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The net unrealized gain (loss) on derivative instruments component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity is net of Federal income tax expense (benefit) of $2.9 million, $(3.9) million, and $(1.2) million for 2004, 2003, 2002 respectively, and net of adjustments to deferred acquisition costs of $(7.9) million, $(4.5) million, and $1.6 million for 2004, 2003, 2002 respectively.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
12. Acquisitions and Divestitures


Sale of Reinsurance Operations.
On October 29, 2002, LNL settled disputed matters with Swiss Re totaling about $770 million that had arisen in connection with the final closing balance sheets associated with Swiss Re's acquisition of LNL's reinsurance operations in December 2001. The settlement provided for a payment by LNL of $195 million to Swiss Re, which LNL recorded as a reduction in deferred gain recorded on LNL's balance sheet at the time of the sale of the reinsurance business. As a result of additional information made available to LNL following the settlement with Swiss Re in the fourth quarter of 2002, LNL recorded a further reduction in the deferred gain of $30.8 million, after-tax ($47.4 million, pre-tax), as well as a $6.9 million, after-tax ($10.6 million pre-tax) reduction in the gain on the sale of subsidiaries.

As part of the dispute settlement, LNL also paid $100 million to Swiss Re in satisfaction of LNL's $100 million indemnification obligation with respect to personal accident business. As a result of this payment, LNL has no further underwriting risk with respect to the reinsurance business sold. However, because LNL has not been relieved of legal liabilities to the underlying ceding companies with respect to the portion of the business indemnity reinsured by Swiss Re, under FAS 113 the reserves for the underlying reinsurance contracts as well as a corresponding reinsurance recoverable from Swiss Re will continue to be carried on LNL's balance sheet during the run-off period of the underlying reinsurance business. This is particularly relevant in the case of the exited personal accident reinsurance lines of business where the underlying reserves are based upon various estimates that are subject to considerable uncertainty.

As a result of developments and information obtained during 2002 relating to personal accident and disability income matters, LNL increased these exited business reserves by $184.1 million, after-tax ($283.2 million, pre-tax). After giving affect to LNL's $100 million indemnification obligation, LNL recorded a $119.1 million, after-tax ($183.2 million, pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. The combined effects of the 2002 settlement of disputed matters and exited business reserve increases reduced the $698.0 million, after-tax ($1.1 billion, pre-tax) deferred gain reported at closing by $38.5 million, after-tax ($59.2 million, pre-tax).

As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million, after-tax ($32.1 million, pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain.

During 2004, 2003 and 2002 LNL amortized $56.8 million, after-tax, ($87.4 million pre-tax), $48.3 million, after-tax ($74.2 million pre-tax) and $47.5 million, after-tax ($73.1 million pre-tax), respectively, of deferred gain on the sale of the reinsurance operation. In the third quarter of 2004, LNL adjusted the deferred gain up by $77 million. As a result, the amortization of the deferred gain in 2004 included an adjustment upward of $9.1 million, after-tax. The deferred gain is being amortized over a period of 15 years beginning in December 2001.

Because of ongoing uncertainty related to personal accident business, the reserves related to these exited business lines carried on LNL's balance sheet at December 31, 2004 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under FAS 113 LNL would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, LNL would record a corresponding increase in reinsurance recoverable from Swiss Re. However, FAS 113 does not permit LNL to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, LNL would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. No cash would be transferred between LNL and Swiss Re as a result of these developments.

Accordingly, even though LNL has no continuing underwriting risk, and no cash would be transferred between LNL and Swiss Re, in the event that future developments indicate LNL's December 31, 2004 personal accident reserves are deficient or redundant, FAS 113 requires LNL to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

Acquisition of the Administrative Management Group, Inc.
On August 30, 2002, LNL acquired The Administrative Management Group, Inc. ("AMG"), an employee benefits record keeping firm, for $21.6 million in cash. Contingent payments up to an additional $14 million will be paid over a period of 4 years (2003-2006) if certain criteria are met. Lincoln Retirement recorded expenses of $0.8 million and $1.2 million, after-tax ($1.2 million and $1.8 million, pre-tax) for 2004 and 2003, respectively relating to such contingent payments. AMG, a strategic partner of the Lincoln Retirement segment for several years, provides record keeping services for the Lincoln Alliance Program along with approximately 200 other clients nationwide. The application of purchase accounting to this acquisition resulted in goodwill of $20.2 million.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Restructuring Charges

The following provides details on LNL's restructuring charges. All restructuring charges recorded by LNL are included in underwriting, acquisition, insurance and other expenses on the Consolidated Statements of Income in the year incurred.

2003 Restructuring Plans
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization has significantly reduced operating expenses while positioning LNL for future growth. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations. The following table provides information about the 2003 restructuring plans.

                                                                             Life         Fixed
                                                                          Insurance      Annuity    Realignment
                                                                         Realignment  Consolidation    June/
                                                                         January 2003 February 2003 August 2003 Total
                                                                         ------------ ------------- ----------- ------
                                                                                         (in millions)
                                                                         ---------------------------------------------
Total expected charges as December 31, 2003.............................       $21.0          $5.0        $81.0 $107.0
                                                                         ===========   ===========  =========== ======
Amounts incurred through December 31, 2003
Employee severance and termination benefits.............................       $ 7.0          $1.8        $20.3 $ 29.1
Write-off of impaired assets............................................         1.9            --          1.9    3.8
Other costs:
Rent on abandoned office space..........................................         6.0           2.2           --    8.2
Other...................................................................         2.8           0.2          1.4    4.4
                                                                         -----------   -----------  ----------- ------
Total 2003 Restructuring Charges (pre-tax)..............................        17.7           4.2         23.6   45.5
Amounts expended through December 31, 2003..............................        16.3           3.6         12.1   32.0
                                                                         -----------   -----------  ----------- ------
Restructuring reserve at December 31, 2003                                      $1.4          $0.6        $11.5 $ 13.5
                                                                         ===========   ===========  =========== ======
Additional amounts expended in 2003 that do not qualify as restructuring
 charges................................................................       $ 2.0          $0.5        $ 4.7 $  7.2
Amounts incurred in 2004
Employee severance and termination benefits.............................      $   --          $0.1        $ 8.5 $  8.6
Write-off of impaired assets............................................          --            --          0.7    0.7
Other costs:
Rent on abandoned office space..........................................         0.1            --          5.0    5.1
Other...................................................................         4.6            --          0.5    5.1
                                                                         -----------   -----------  ----------- ------
Total 2004 Restructuring Charges (pre-tax)..............................         4.7           0.1         14.7   19.5
Amounts expended in 2004................................................         5.3           0.3         22.2   27.8
Amounts reversing in 2004...............................................          --            --          1.4    1.4
                                                                         -----------   -----------  ----------- ------
Restructuring reserve at December 31, 2004..............................       $ 0.8          $0.4        $ 2.6 $  3.8
                                                                         ===========   ===========  =========== ======
Additional amounts expended in 2004 that do not qualify as restructuring
 charges................................................................      $   --          $ --        $15.0 $ 15.0
Expense savings realized through December 31, 2004 (pre-tax)............        20.0           6.4         61.2   87.6
Total expected annual expense savings (pre-tax).........................        20.0           6.4         83.5  109.9
                                                                         ===========   ===========  =========== ======
Expected completion date................................................ 2nd Quarter   2nd Quarter  1st Quarter
                                                                                2006          2006         2006

Pre-tax restructuring charges, net of amounts reversed in 2004, for the June/August realignment activities for the year ended December 31, 2004 were reported in the following segments: Retirement ($6.2 million), Life Insurance ($0.6 million), and Other Operations ($6.5 million).

Pre-tax restructuring charges for the June/August realignment activities for the year ended December 31, 2003 were reported in the following segments:
Retirement ($16.0 million), Life Insurance ($1.7 million) and Other Operations ($5.9 million).

2002 Restructuring Plan
During the second quarter of 2002, Lincoln Retirement completed a review of its entire internal information technology organization. As a result of that review, Lincoln Retirement decided in the second quarter of 2002 to reorganize its IT organization in order to better align the activities and functions conducted within its own organization and its IT service providers. This change was made in order to focus Lincoln Retirement on its goal of achieving a common administrative platform for its annuities products, to better position the organization and its service providers to respond to changing market conditions, and to reduce overall costs in response to increased competitive pressures. The restructuring charge recorded in 2002 for this plan totaled $1.6 million and 49 positions were eliminated. During 2002 and 2003, $0.9 million and $0.7 million, respectively, was expended. This plan was completed in the third quarter of 2003.

2001 Restructuring Plans
During 2001, LNL implemented restructuring plans relating to 1) the consolidation of the Syracuse operations of Lincoln Life & Annuity Company of New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine; 2) the elimination of duplicative functions in the Schaumburg, Illinois operations of First Penn-Pacific, and the absorption of these functions into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut; 3) the reorganization of the life wholesaling function within the independent planner distribution channel, consolidation of retirement wholesaling territories, and streamlining of the marketing and communications functions in LFD; 4) the reorganization and consolidation of the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business; 5) the combination of LFD channel oversight, positioning of LFD to take better advantage of ongoing "marketplace consolidation" and expansion of the customer base of wholesalers in certain non-productive territories and 6) the consolidation of operations and space in LNL's Fort Wayne, Indiana operations.

The Syracuse restructuring charge was recorded in the first quarter of 2001 and was completed in the first quarter of 2002. The Schaumburg, Illinois restructuring charge was recorded in the second quarter of 2001, the LFD restructuring charges were recorded in the second and fourth quarters of 2001, and the remaining restructuring charges were all recorded in the fourth quarter of 2001.

The aggregate charges associated with all restructuring plans entered into during 2001 totaled $24.3 million after-tax ($37.4 million pre-tax) for the year ended December 31, 2001. The component elements of these aggregate pre-tax costs include employee severance and termination benefits of $12.2 million, write-off of impaired assets of $3.2 million and other exit costs of $22.0 million primarily related to the termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under the Syracuse restructuring plan, which was completed in the first quarter of 2002. The total amount expended for this plan exceeded the original restructuring reserve by $0.3 million. Actual pre-tax costs totaling $1.8 million were expended or written-off and 26 positions were eliminated under the second quarter of 2001 LFD restructuring plan, which was completed in the fourth quarter of 2002. The amount expended for this plan was equal to the original reserve. Actual pre-tax costs totaling $2.3 million were expended or written-off and 36 positions were eliminated under restructuring plan for the reorganization and consolidation of life insurance operations, which was completed in the fourth quarter of 2002. The amount expended for this plan was in excess of the original reserve by less than $0.1 million. Actual pre-tax costs totaling $3.8 million were expended and 62 positions were eliminated under the second LFD restructuring plan listed above, which was completed in the first quarter of 2003. The amount expended for this plan was in excess of the original reserve by less than $0.1 million. The following table provides information about the remaining 2001 restructuring plans.

                                                      Schaumburg  Fort Wayne
                                                         Plan     Operations  Total
                                                      ----------- ----------- -----
                                                              (in millions)
                                                      -----------------------------
Employee severance and termination benefits..........        $3.2       $ 0.3 $ 3.5
Write-off of impaired assets.........................          --         3.2   3.2
Other costs:
Termination of equipment leases......................          --         1.4   1.4
Rent on abandoned office space.......................         0.9        19.5  20.4
                                                      ----------- ----------- -----
Total 2001 Restructuring Charges (pre-tax)...........        $4.1       $24.4 $28.5
Amounts expended and written off through 2001........         2.4          --   2.4
                                                      ----------- ----------- -----
Restructuring reserve at December 31, 2001...........         1.7        24.4  26.1
Amounts expended in 2002.............................         1.3        22.3  23.6
Amounts reversed in 2002.............................         0.1         1.5   1.6
                                                      ----------- ----------- -----
Restructuring reserve at December 31, 2002...........         0.3         0.6   0.9
Amounts expended in 2003.............................         0.1         0.5   0.6
                                                      ----------- ----------- -----
Restructuring reserve at December 31, 2003...........        $0.2       $ 0.1 $ 0.3
                                                      ----------- ----------- -----
Amounts expended in 2004.............................         0.2         0.1   0.3
                                                      ----------- ----------- -----
Restructuring reserve at December 31, 2004...........        $ --       $  -- $  --
                                                      =========== =========== =====
Positions to be eliminated under original plan.......          27           9    36
Actual positions eliminated through December 31, 2003          26          19    45
Expected completion date.............................   Completed   Completed
                                                      1st Quarter 3rd Quarter
                                                             2004        2004

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
14. Transactions with Affiliates

Cash and short-term investments at December 31, 2004 and 2003 include LNL's participation in a cash management agreement with LNC of $166.7 million and $301.3 million, respectively. Related investment income in 2004 and 2003 amounted to $3.3 million in each year and $5.1 million in 2002. Short-term debt represents notes payable to LNC of $32.1 million and $41.9 million at December 31, 2004 and 2003, respectively. Total interest expense for this short-term debt for 2004 was $0.8 million and $1.3 million in 2003 and 2002. As shown in
Note 5, LNC supplied funding to LNL totaling $1.250 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2004, 2003 and 2002.

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, LNL received fees of $32.5 million, $17.7 million, and $16.3 million from DMH for transfer pricing in 2004, 2003, and 2002.

LNL paid fees paid of $79.2 million, $76.2 million and $95.3 million to DMH for investment management services in 2004, 2003 and 2002, respectively.

LNL provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This allocation is based on a calculation that utilizes income and equity of the business units. These activities with affiliated companies resulted in net payments of $78.8 million, $77.0 million and $79.7 million in 2004, 2003 and 2002, respectively.

LNL cedes and accepts reinsurance from affiliated companies. Prior to the third quarter of 2003, no new reinsurance transactions had been executed between LNL and its affiliates since the sale of the reinsurance operations to Swiss Re. Those reinsurance deals between LNL and affiliates that were in place at the time of the sale continue to be in place as of December 31, 2004. As discussed in Note 6, LNL entered into a reinsurance arrangement in July 2003 with LNR Barbados to cede certain Guaranteed Benefit risks (including certain GMDB and all GMWB benefits) to LNR Barbados. This treaty was amended in 2004 to cede substantially all GMDB risk to LNR Barbados. During the fourth quarter of 2003, LNL entered into an additional arrangement with LNR Barbados relating to certain risks for certain universal life policies, which resulted from recent actuarial reserving guidelines. During the fourth quarter of 2004, Lincoln Life of New York entered into a similar arrangement with LNR Barbados for its universal life policies subject to the recent actuarial guidelines. As of December 31, 2004, 2003 and 2002, all of these transactions are between LNL and LNR Barbados and LNL and Lincoln Assurance Limited, an affiliated life insurance company. Premiums in the accompanying Consolidated Statements of Income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                       Year Ended December 31
                                        2004     2003   2002
                                       ------   ------ ------
                                          (in millions)
                                       --------------------
                     Insurance assumed $   --   $   -- $   --
                     Insurance ceded..  183.1    158.0  100.4

The Consolidated Balance Sheets include reinsurance balances with affiliated companies as follows:

                                                        December 31
                                                        2004   2003
                                                       ------ ------
                                                       (in millions)
                                                       -------------
            Future policy benefits and claims
             assumed.................................. $  4.3 $  4.6
            Future policy benefits and claims ceded...  965.8  862.5
            Amounts recoverable from reinsurers on
             paid and unpaid losses...................    6.8   95.2
            Reinsurance payable on paid losses........    1.7    7.0
            Funds held under reinsurance treaties--net
             liability................................  721.9  727.9

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, LNL holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $464.0 million and $490.0 million at December 31, 2004 and 2003, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement, and are guaranteed by LNC.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company ("Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2004 and 2003, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 2 to the consolidated financial statements, in 2004 the Company changed its method of accounting for certain non-traditional long-duration contracts and for separate accounts. Also, as discussed in Note 2 to the consolidated financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 8, 2005

                  Lincoln National Variable Annuity Account C

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2004

     Statement of Operations - Year ended December 31, 2004

     Statements of Changes in Net Assets - Years ended December 31, 2004 and
     2003

     Notes to Financial Statements - December 31, 2004

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2004 and 2003

     Consolidated Statements of Income - Years ended December 31, 2004, 2003, and 2002

     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2004, 2003, and 2002

     Consolidated Statements of Cash Flows - Years ended December 31, 2004, 2003, and 2002

     Notes to Consolidated Financial Statements - December 31, 2004

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on April 22, 1999.

(2) Not Applicable.

(3)(a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-25990) filed on April 22, 1999.

   (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

   (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (b) Estate Enhancement Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (c) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

   (d) Bonus Credit Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-36304) filed on August 8, 2001.

   (e) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (f) Annuity Payment Option Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

   (g) DCA Fixed Account Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

   (h) Fixed Account Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

   (i) Accumulated Benefit Enhancement (ABE) Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

   (j) Income4Life(SM) Rider for Qualified contracts incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

   (k) Income4Life(SM) Rider for Non-Qualified contracts incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

   (l) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-68842) filed on October 11, 2002.

   (m) i4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-68842) filed on October 11, 2002.

   (n) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (o) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (p) Roth IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (q) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (r) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (s) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (t) I4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (u) I4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (v) Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (w) Accumulated Benefit Enhancement (ABE) Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (x) Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (y) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

   (z) Principal Security Benefit (GMWB) Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (aa) I4L-NQ-PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-68842) filed on April 21, 2004.

   (ab) I4L-Q-PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-68842) filed on April 21, 2004.

   (ac) Lincoln SmartSecurity Advantage 1 Year Reset Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.

(5) Application (32405 7/04)

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Registration Statement on Form S-6 (File No. 333-40745) filed on November 21, 1997.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) Not Applicable.

(8)(a)(i) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to the Registration Statement on Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

       (ii) Amendment to Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-43373) filed on April 4, 2002.

     (b) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

       (i) AIM Variable Insurance Funds, Inc.

       (ii) Alliance Variable Products Series Fund

       (iii) Delaware VIP Trust

       (iv) Scudder Investments VIT Funds

       (v) American Funds Insurance Series

       (vi) Fidelity Variable Insurance Products Fund

       (vii) Janus Aspen Series

       (viii) Lincoln Variable Insurance Products Trust

       (ix) MFS Variable Insurance Trust

       (x) Neuberger Berman Advisers Management Trust

       (xi) Putnam Variable Insurance Trust

       (xii) Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-68842) filed April 21, 2004.

       (xiii) American Century Variable Products

       (xiv) Franklin Templeton Variable Insurance Products Trust

(9) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

(10) Consent of Independent Registered Public Accounting Firm

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) Not Applicable

(15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-05827) filed on April 7, 2005.

(16) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account C as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name                          Positions and Offices with Depositor
---------------------------   -----------------------------------------------------------------------
Frederick J. Crawford**       Director
Donna D. DeRosa***            Senior Vice President, Chief Operating Officer and Director
Jude T. Driscoll****          Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
John H. Gotta***              President and Director
Barbara Kowalczyk**           Director
Gary W. Parker***             Senior Vice President and Chief Product Officer
See Yeng Quek****             Senior Vice President, Chief Investment Officer and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Michael S. Smith*             Senior Vice President, Chief Financial Officer, Chief Risk Officer and
                              Director
Eldon J. Summers*             Treasurer and Second Vice President
C. Suzanne Womack**           Secretary and Second Vice President

   Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802 *
   Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112 **

   Principal business address is 350 Church Street, Hartford, CT 06103 ***

   Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682 ****

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2005 there were 505,428 contract owners under Account C.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Life currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.

     (b) See Item 25.

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
    (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through
(d) of that rule have been complied with.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 13th day of April, 2005.

      Lincoln National Variable Annuity Account C (Registrant)
      Multi-Fund (Reg. TM) 5
      By:   /s/ Rise' C.M. Taylor
            ------------------------------------
            Rise' C.M. Taylor
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Peter L. Witkewiz
            ------------------------------------
            Peter Witkewiz
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 13, 2005.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
John A. Gotta
*                                Senior Vice President, Chief Financial Officer, Chief
------------------------------
                                 Risk Officer and Director (Principal Financial Officer/
Michael S. Smith
                                 Principal Accounting Officer)
*                                Director
------------------------------
Frederick J. Crawford
*                                Senior Vice President, Chief Operating Officer and
------------------------------
                                 Director
Donna D. DeRosa
*                                Director
------------------------------
Jude T. Driscoll
*                                Director
------------------------------
Barbara S. Kowalczyk
*                                Senior Vice President, Chief Investment Officer and
------------------------------
                                 Director
See Yeng Quek
*By:/s/ Rise' C.M. Taylor        Pursuant to a Power of Attorney
 ---------------------------
  Rise' C.M. Taylor